     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2014

                                                             FILE NO. 333-119414

                                                                       811-08584

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 24                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 243                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2014 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

                          SUPPLEMENT DATED MAY 1, 2014
            TO THE DIRECTOR M SERIES AND LEADERS 3 SERIES CONTRACTS
                     PRODUCT PROSPECTUSES DATED MAY 1, 2014

                     ENHANCED SURRENDER VALUE (2014) OFFER

Available for ELIGIBLE CONTRACT OWNERS of the products listed below with an active living withdrawal benefit in force from the LIFETIME INCOME FOUNDATION or LIFETIME INCOME BUILDER II Rider:


- THE DIRECTOR M                                                   - CLASSIC DIRECTOR M
- THE DIRECTOR M ACCESS                                            - CLASSIC DIRECTOR M OUTLOOK
- THE DIRECTOR M EDGE                                              - THE HUNTINGTON DIRECTOR M
- THE DIRECTOR M OUTLOOK                                           - HUNTINGTON DIRECTOR M OUTLOOK
- THE DIRECTOR M PLUS                                              - CLASSIC HARTFORD LEADERS
- HARTFORD LEADERS SERIES III                                      - CLASSIC HARTFORD LEADERS OUTLOOK
- HARTFORD LEADERS ACCESS SERIES III                               - HUNTINGTON HARTFORD LEADERS I
- HARTFORD LEADERS EDGE SERIES III                                 - HUNTINGTON HARTFORD LEADERS OUTLOOK III
- HARTFORD LEADERS OUTLOOK SERIES III
- HARTFORD LEADERS PLUS SERIES III



For a limited period of time, the Company will make the ENHANCED SURRENDER VALUE
(2014) OFFER available to Eligible Contract Owners ("Offer" or "the Offer"), subject to state approval of the ESV Rider, beginning on or about June 2, 2014, for Contract Owners with contracts issued in the INITIAL LAUNCH STATES. We will notify applicable Contract Owners in Writing if the Offer becomes available to Contract Owners with contracts issued in states outside the Initial Launch States.


YOU ARE NOT REQUIRED TO ACCEPT THE OFFER AND YOU DO NOT NEED TO TAKE ANY ACTION IF YOU DO NOT WANT TO ACCEPT THE OFFER.

The Riders listed above are guaranteed benefit riders designed to (i) help protect your Investment from poor market performance through potential annual automatic Payment Base Increases, (ii) provide longevity protection through Lifetime Benefit Payments and (iii) ensure a guaranteed Death Benefit amount. For additional information about the products and each Rider, please review the disclosures in the Prospectus and review your contract (including all Riders).


We are making this Offer because high market volatility, declines in equity markets and the low interest rate environment make continuing to provide the Rider benefits costly to us. We believe the Offer can be mutually beneficial to both us and Contract Owners who no longer need or want the variable annuity Contract and the Rider benefits. If you accept the Offer, we would gain a financial benefit because we would no longer incur the costs of maintaining expensive reserves for the guarantees offered in the Contract and Riders. If you determine that you no longer want or need the Contract and Rider benefits, you would benefit because you may receive an increase in your Contract's Surrender Value and your fees would cease.



If you are eligible for the Offer, the Company will notify you in writing. The OFFER LETTER, which is specific to your Contract, will contain your Contract's Surrender Value and the Enhanced Surrender Value as of the date specified in the letter. If you accept the Offer, you will FULLY SURRENDER your Contract and all Contract benefits will irrevocably TERMINATE. In return, we will pay you the ENHANCED SURRENDER VALUE AS OF THE DATE WE RECEIVE YOUR REQUIRED DOCUMENTS, which is an amount greater than the Contract's Surrender Value. The actual Enhanced Surrender Value amount may be more or less than the amount provided in the Offer letter.


A Full Surrender of your Contract may be taxable to you. We encourage you to review this Offer with your tax adviser regarding the tax consequences of liquidating your Contract and the tax treatment of the Enhanced Surrender Value Offer amount. A 10% tax penalty also may apply if you Surrender before age 59 1/2. Please carefully review the Tax Considerations section of the prospectus for additional information.


THIS OFFER WILL NOT BE APPROPRIATE FOR ALL CONTRACT OWNERS AND IT MAY NOT BE IN YOUR BEST INTEREST TO ACCEPT THIS OFFER. We urge you to discuss this Offer with your financial advisor to help you determine if the Offer is right for you.


WHO IS ELIGIBLE TO PARTICIPATE IN THE ENHANCED SURRENDER VALUE OFFER?

The Offer is available to Contract Owners who meet all of the following qualifications; we refer to Contract Owners that meet all of these qualifications as "Eligible Contract Owners."

YOU ARE AN ELIGIBLE CONTRACT OWNER IF AT THE TIME WE RECEIVE YOUR REQUIRED
DOCUMENTS:

You own one or more of the following series of contracts from Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company with an active living withdrawal benefit in force from the LIFETIME INCOME FOUNDATION OR LIFETIME INCOME BUILDER II RIDER:


- The Director M                                                   - Classic Director M
- The Director M Access                                            - Classic Director M Outlook
- The Director M Edge                                              - The Huntington Director M
- The Director M Outlook                                           - Huntington Director M Outlook
- The Director M Plus                                              - Classic Hartford Leaders
- Hartford Leaders Series III                                      - Classic Hartford Leaders Outlook
- Hartford Leaders Access Series III                               - Huntington Hartford Leaders I
- Hartford Leaders Edge Series III                                 - Huntington Hartford Leaders Outlook III
- Hartford Leaders Outlook Series III
- Hartford Leaders Plus Series III


                                      AND

- YOU MUST NOT HAVE SUBMITTED ADDITIONAL PREMIUM PAYMENTS THAT WERE APPLIED TO YOUR CONTRACT AFTER MAY 1, 2014 UNLESS THE PAYMENT WAS MADE UNDER OUR INVESTEASE PROGRAM.

- You must not have elected the optional death benefits Maximum Anniversary Value or Maximum Anniversary Value Plus.

- You must not have reached your Annuity Commencement Date or annuitized your Contract (you will also not be eligible if we have received an annuitization election from you).

- You must not be receiving Lifetime Benefit Payments under any living benefit rider where your Contract Value has been reduced to below our minimum Contract Value.

- We must not have received a death notification on the Contract. (In addition, if a death that triggers a death benefit under the Contract occurs before we process your request for the Offer, you and your beneficiary(ies) will not be eligible for the Offer.)

-   We have not previously received a separate full surrender request from you.

- The state in which your Contract was issued has approved the Enhanced Surrender Value Offer contract rider (state approval of the rider is not an endorsement of the Offer).

- You must be a customer of a Financial Intermediary and have an active Broker Dealer associated with your Contract (contract owners with HSD as their broker-dealer are NOT eligible for the Offer).


- We RECEIVE a signed Enhanced Surrender Value (2014) Surrender Request and Acknowledgement Form (in addition to a request to send the proceeds to another insurance carrier, if applicable) ("REQUIRED DOCUMENTS") in GOOD ORDER at our ADMINISTRATIVE OFFICE accepting the Offer prior to the Offer Termination Date. If there is a Joint Contract Owner, both Owners must sign the form. IF WE DO NOT RECEIVE A COMPLETE ENHANCED SURRENDER VALUE (2014) SURRENDER REQUEST AND ACKNOWLEDGEMENT FORM WITH YOUR FULL SURRENDER REQUEST WE WILL PROCESS THE FULL SURRENDER BUT YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.



"ADMINISTRATIVE OFFICE" means: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200,1st Floor, Lexington, KY 40511. Our standard mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293.


"GOOD ORDER" means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any good order requirements at any time.


"INITIAL LAUNCH STATES" are Alabama, Alaska, Arizona, Arkansas, California, Colorado, Connecticut, Washington D.C., Delaware, Florida, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Michigan, Minnesota, Missouri, Montana, Nebraska, Nevada, New Hampshire, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin, Wyoming

"OFFER TERMINATION DATE" means the date that the Enhanced Surrender Value (2014) Offer will terminate. We will provide you at least 30 days advanced written notice of the Offer Termination Date.

"RECEIVE" or "RECEIPt" in Good Order generally means that everything necessary must be received at our Administrative Office.

HOW IS THE ENHANCED SURRENDER VALUE DETERMINED?

If you are an Eligible Contract Owner and you have accepted the Offer, you will surrender your Contract and any other rider associated with your Contract. All benefits provided by the Contract will irrevocably terminate. We will pay you the Enhanced Surrender Value amount which is the greater of:

    (a) Contract Value on the full Surrender date (any surrender charges and fees upon surrender will be waived); or


    (b) Contract Value on the full Surrender date plus 10% of the PAYMENT BASE subject to a CAP OF 90% of the Payment Base (any surrender charges and fees upon surrender will be waived).


FOR PURPOSES OF THE OFFER CALCULATION, YOUR PAYMENT BASE WILL BE DETERMINED ON MAY 1, 2014 AND WILL BE FIXED (IT WILL NOT CHANGE).The CAP will be reduced dollar-for-dollar for any partial Surrenders taken after May 1, 2014 and prior to our receipt of the Required Documents. No automatic Payment Base increases will apply during the Offer period if you accept this Offer. Your Contract Value used in computing the Offer fluctuates on a daily basis. We will calculate your Enhanced Surrender Value as of the Valuation Date we received your Required Documents (the "full surrender" date). If you own a Plus contract, and accept the Offer, we will not recapture any Premium Enhancement. Please see Examples 1-4 below for an illustration of the Enhanced Surrender Value amount calculation.


HOW DOES THE ENHANCED SURRENDER VALUE OFFER WORK?



- WE MUST RECEIVE YOUR SIGNED ENHANCED SURRENDER VALUE (2014) SURRENDER REQUEST AND ACKNOWLEDGEMENT FORM IN GOOD ORDER AT OUR ADMINISTRATIVE OFFICES ("REQUIRED DOCUMENTS") TO ACCEPT THE ENHANCED SURRENDER VALUE OFFER.



- The Enhanced Surrender Value (2014) Surrender Request and Acknowledgement Form is an administrative form that: 1) provides your contract information to us such as the account number and needs to be signed by you and/or a joint owner; and 2) requires that you and/or a joint contract owner acknowledge that you understand that your contract and riders benefits will terminate. IF WE DO NOT RECEIVE THE FORM IN GOOD ORDER, YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.



- Acceptance of the Enhanced Surrender Value Offer will constitute a full Surrender of your Contract and all riders. You may Surrender more than one Contract, if eligible. Partial Surrenders will not be eligible for the Offer. You can only accept this Offer in its entirety. If we do not receive your acceptance before the Offer expires, we will consider you to have rejected this Offer.


-   No payments will be made to you except for the Enhanced Surrender Value.

- No Contingent Deferred Sales Charges, rider charges or any other fees will apply to amounts Surrendered.

- After we receive your "REQUIRED DOCUMENTS" we will calculate your Enhanced Surrender Value Offer amount. We will terminate your Contract and all riders, issue your Enhanced Surrender Value Offer rider, and pay you the Enhanced Surrender Value amount.

-   You must return your existing Contract to us (unless lost or destroyed).

-   You cannot reinstate your Contract after it is terminated.

WHAT OTHER THINGS MIGHT BE CONSIDERED?

- WE CANNOT RECOMMEND WHETHER OR NOT THE ENHANCED SURRENDER VALUE (2014) OFFER IS THE RIGHT CHOICE FOR YOU. PLEASE DISCUSS THE MERITS OF THIS ENHANCED SURRENDER VALUE (2014) OFFER WITH YOUR FINANCIAL ADVISOR TO BE SURE THAT THE ENHANCED SURRENDER VALUE (2014) OFFER IS SUITABLE FOR YOU BASED ON YOUR PARTICULAR CIRCUMSTANCES.


- You and your Financial Advisor and/or tax adviser must consider whether accepting the Enhanced Surrender Value (2014) Offer is appropriate for you versus maintaining your Contract, Death Benefit protection, tax deferral, ability to receive lifetime annuity payments based on guaranteed annuity purchase rates, guaranteed lifetime income and any other benefits provided by rider you may own. There is no compensation paid by Us to the Financial Advisor or Financial Intermediary if you participate in this program.



- A full Surrender of your Contract may be taxable to you. You are urged to review this Offer with your tax adviser regarding the tax consequences of liquidating your Contract and the tax treatment of the Enhanced Surrender Value (2014) Offer amount. A 10% tax penalty also may apply if you Surrender before age 59 1/2. Please carefully review the Tax Considerations section of the prospectus for additional information.


- In your evaluation of the Enhanced Surrender Value (2014) Offer, you should consult with your Financial Advisor, your tax adviser and potentially any beneficiaries named in the Contract to determine whether you still need or may need the guaranteed lifetime income provided by the riders you own and/or the Death Benefit provided by your Contract.


- YOUR ENHANCED SURRENDER VALUE AMOUNT MAY NOT BE SIGNIFICANTLY DIFFERENT FROM YOUR EXISTING SURRENDER VALUE, WHICH MEANS YOU MAY BE SURRENDERING YOUR CONTRACT AND RIDER(S) WITHOUT ANY ADDITIONAL MATERIAL BENEFIT TO YOU.

- If you plan on using the Enhanced Surrender Value to purchase a new annuity contract, you should compare both contracts carefully. There may be a new surrender charge period on the new contract, charges may be higher, and benefits may be different.

- IF YOU ACCEPT THE ENHANCED SURRENDER VALUE OFFER, YOU WILL RECEIVE THE ENHANCED SURRENDER VALUE OFFER AMOUNT WHICH MAY BE LESS THAN THE AMOUNT YOU WOULD HAVE RECEIVED DURING YOUR LIFETIME UNDER YOUR CONTRACT AND THE LIVING BENEFIT RIDER (AND OTHER RIDERS YOU MAY OWN). YOU WILL ALSO LOSE ALL DEATH BENEFITS UNDER YOUR CONTRACT OR RIDER(S), INCLUDING ANY STANDARD OR OPTIONAL DEATH BENEFIT.


The Enhanced Surrender Value (2014) Offer is available for a limited time. The Company will provide written notice to you when the program commences and reserves the right to terminate or suspend this program completely or in any state at any time. This program will terminate on a date that we determine in the future. All eligible contract owners will receive prior written notice of this date ("the Offer Termination Date"). After the Offer Termination Date, we may offer different and/or more or less favorable programs to Contract Owners who have not surrendered their Contract. We reserve the right to reject any request to accept the Enhanced Surrender Value Offer. The Enhanced Surrender Value Offer may not be available in all states, through all Financial Intermediaries or for all contracts.


ENHANCED SURRENDER VALUE (2014) OFFER EXAMPLES:

EXAMPLE 1

Assume the eligible guaranteed benefit rider's Payment Base is $100,000 and the Contract Value is $75,000. The amount of the Enhanced Surrender Value offer is $85,000, $10,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has decreased to $70,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $80,000, $10,000 higher than the Contract Value of $70,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.

EXAMPLE 2

Assume the eligible guaranteed benefit rider's Payment Base is $100,000 and the Contract Value is $75,000. The amount of the Enhanced Surrender Value offer is $85,000, $10,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has increased to $82,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $90,000, $8,000 higher than the Contract Value of $82,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.

EXAMPLE 3

Assume the eligible guaranteed benefit rider's Payment Base is $100,000 and the Contract Value is $70,000. The amount of the Enhanced Surrender Value offer is $80,000, $10,000 higher than the current Contract Value. Assume the Contract Owner withdraws $4,800 after the offer date and the Contract Value, including the $4,800 withdrawals, decreases to $66,500 on the date we process the surrender. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $76,500, $10,000 higher than the Contract Value of $66,500 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.

EXAMPLE 4

Assume the eligible guaranteed benefit rider's Payment Base is $100,000, the Contract Value is $120,000, and the Surrender Value is $119,875 because of one month pro-rated rider fee charge. The amount of the Enhanced Surrender Value offer is $120,000, same as the current Contract Value and $125 higher than the current Surrender Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value stays at $120,000 and the Surrender Value has decreased to $119,750 because of one additional month of rider fee. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $120,000, $250 higher than the Surrender Value of $119,750 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.


If you have any questions regarding this Supplement or want to find out if you are eligible for the offer or to get an offer quote, you may contact our Annuity Contact Center at 1-800-662-6668. Generally, Enhanced Surrender Value quotes will be available for contracts issued in the Initial Launch States on or about June 3, 2014.


 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


HV-7555

THE DIRECTOR M

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

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This prospectus describes the following contracts: Director M, Director M Platinum, Amsouth Variable Annuity M, The Director M Select, The Huntington Director M, Fifth Third Director M, Wells Fargo Director M, Classic Director M, Director M Ultra The variable annuity product(s) described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company's long-term strategy is to reduce the liabilities associated with the in-force annuity block of contracts. However, we continue to administer the in force annuity contracts. This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity. This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:



X  AIM Variable Insurance Funds



X  AllianceBernstein L.P.



X  Fidelity Investments



X  Hartford HLS Funds



X  Lord Abbett & Company



X  Oppenheimer Variable Account Funds



X  Putnam Investments, LLC



X  The Universal Institutional Funds, Inc.



X  Huntington Funds



X  Pioneer Variable Contracts Trust



X  Sterling Capital Variable Insurance Funds



X  Wells Fargo Variable Trust


Please see Appendix A for additional information.

Please read this prospectus carefully and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY           [NOT FDIC BANK
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE                IMAGE]

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PROSPECTUS DATED: MAY 1, 2014

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2014

2

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TABLE OF CONTENTS


                                                                        PAGE
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1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    8
  Fixed Accumulation Feature                                                  10
4. PERFORMANCE RELATED INFORMATION                                            11
5. THE CONTRACT                                                               11
  a.  Purchases and Contract Value                                            11
  b.  Charges and Fees                                                        18
  c.  Surrenders                                                              19
  d.  Annuity Payouts                                                         21
  e.  Standard Death Benefits                                                 24
6. OPTIONAL DEATH BENEFITS                                                    28
  a.  MAV Plus                                                                28
7. OPTIONAL WITHDRAWAL BENEFITS                                               30
  a.  The Hartford's Principal First Preferred                                30
  b.  The Hartford's Lifetime Income Foundation                               33
  c.  The Hartford's Lifetime Income Builder II                               41
  d.  The Hartford's Principal First                                          50
8. MISCELLANEOUS                                                              53
  a.  Definitions                                                             53
  b.  State Variations                                                        58
  c.  Financial Statements                                                    60
  d.  More Information                                                        60
  e.  Legal Proceedings                                                       61
  f.  How Contracts Are Sold                                                  61
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      64
APPENDIX TAX - FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING        APP TAX-1
TAX-QUALIFIED RETIREMENT PLANS
APPENDIX I - EXAMPLES                                                    APP I-1
APPENDIX II - ACCUMULATION UNIT VALUES                                  APP II-1
APPENDIX A - PRODUCT COMPARISON INFORMATION                              APP A-1
APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER                      APP B-1
APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND          APP C-1
 THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
APPENDIX D - RIDER INVESTMENT RESTRICTIONS                               APP D-1

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1. HIGHLIGHTS

A. OVERVIEW

This Contract and all features are closed to new investors.

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.


This variable annuity provides:



X  Different investment options. (Sections 3, 5(a) & Appendix A)



X  Tax-free transfers among investment options. (Sections 5(a), 9 & 10)



X Tax deferral on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), 9 & 10)



X Several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2 & 7)



X  Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))



X  Different Death Benefits. (Sections 2, 5(e), 6, 7(b) & 7(c))



B. OPTIONAL FEATURES PREVIOUSLY AVAILABLE


           OPTIONAL FEATURE                          GENERAL PURPOSE
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MAV/MAV Plus*                            Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First*          Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
Preferred*
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects*                                 Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios*                              Benefit with full annual step-up rights
The Hartford's Lifetime Income Builder*  Guaranteed Minimum Lifetime Withdrawal
                                         Benefit
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
II*                                      Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income           Guaranteed Minimum Lifetime Withdrawal
Foundation*                              Benefit

*   No longer available for sale.

For The Hartford's Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford's Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.


Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected are identified on your application and Contract. Not every optional feature was available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 6, 7 and Appendices B and C.


C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendices II & A)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.


X In certain circumstances, you were able to invest in a Fixed Accumulation Feature. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.

4

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D. CHARGES AND FEES (Sections 2, 5(b), 5(c) & Appendices II & A)

You will pay the following types of fees:

X  Sales charges (varies by Contract version)

X  Contract expenses (varies by Contract version)

X  Optional rider fees (if selected)

X  Fund expenses

Here are a few suggestions that might make it easier for you to use this prospectus:

X We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a "Contract").

X We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

X Know what kind of variable annuity you purchased. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your Contract.

X The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix A is designed to compare and contrast different variations of this variable annuity.

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 8(f) & Appendix A)

We paid a commission for selling this variable annuity and even though this product is no longer available for new sales, commissions may continue to be paid for past sales. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age.


G. SEE THE ATTACHED PROSPECTUS SUPPLEMENT DATED MAY 1, 2014 FOR A DESCRIPTION OF AN ENHANCED SURRENDER VALUE (2014) OFFER AVAILABLE FOR A LIMITED TIME TO CERTAIN CONTRACT OWNERS. AS PREVIOUSLY COMMUNICATED TO YOU IN WRITING, THE ENHANCED SURRENDER VALUE OFFER AVAILABLE BEGINNING IN JANUARY 2013 TO CERTAIN ELIGIBLE CONTRACT OWNERS WAS TERMINATED ON FEBRUARY 28, 2014.

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                                 None
  $0 - $49,999                                                                                              0%
  $50,000 - $99,999                                                                                         0%
  $100,000 - $249,999                                                                                       0%
  $250,000 - $499,999                                                                                       0%
  $500,000 - $999,999                                                                                       0%
  $1,000,000+                                                                                               0%
CONTINGENT DEFERRED SALES CHARGE* (as a percentage of Premium Payments)
  First Year                                                                                                7%
  Second Year                                                                                               7%
  Third Year                                                                                                7%
  Fourth Year                                                                                               6%
  Fifth Year                                                                                                5%
  Sixth Year                                                                                                4%
  Seventh Year                                                                                              3%
  Eighth Year                                                                                               0%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                    None
EXCHANGE FEE                                                                                            None

*   Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL MAINTENANCE FEE (1)                                                                              $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Account Value)
  Mortality and Expense Risk Charge                                                                      0.95%
  Administrative Charge                                                                                  0.20%
  Total Separate Account Annual Expenses                                                                 1.15%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Account Value)
  The Hartford's Principal First Preferred Charge (5)                                                    0.20%
  The Hartford's Principal First Charge (2)(5)                                                           0.75%
  MAV/MAV Plus Charge                                                                                    0.30%
  Total Separate Account Annual Expenses with optional benefit separate account charges                  2.20%
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Benefit Amount or Payment Base (4))
  The Hartford's Lifetime Income Foundation Charge (5)                                                   0.30%
  The Hartford's Lifetime Income Builder II Charge (2)(5)                                                0.75%
  The Hartford's Lifetime Income Builder Charge (2)(5)                                                   0.75%
The Hartford's Lifetime Income Builder Selects (2)(3)(5)
  Single Life Option Charge                                                                              1.50%
  Joint/Spousal Life Option Charge                                                                       1.50%
The Hartford's Lifetime Income Builder Portfolios (2)(3)(5)
  Single Life Option Charge                                                                              1.50%
  Joint/Spousal Life Option Charge                                                                       1.50%

(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.

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(2) Current rider charges are: The Hartford's Lifetime Income Builder - 0.75%; The Hartford's Lifetime Income Builder II - 0.75%; The Hartford's Principal First - 0.75%: Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50%.

(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4)  See "Does the Benefit Amount/Payment Base change under this rider?" in
     Section 6 for a description of the terms "Benefit Amount" and "Payment
     Base."

(5)  You may not own more than one of these optional riders at the same time.

The next item shows the minimum and maximum Total Annual Fund Operating Expenses charged by the Funds that you may pay on a daily basis during the time that you own this variable annuity. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                                                                                                  MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                 0.33%              2.06%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES.

LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE.

THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,180
3 years                                                                   $2,253
5 years                                                                   $3,141
10 years                                                                  $5,348



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $360
3 years                                                                   $1,439
5 years                                                                   $2,512
10 years                                                                  $5,166



(3)  If you do not Surrender your Contract:



1 year                                                                      $542
3 years                                                                   $1,621
5 years                                                                   $2,694
10 years                                                                  $5,348


CONDENSED FINANCIAL INFORMATION

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When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

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3. GENERAL INFORMATION

THE COMPANY


We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts were available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE GENERAL ACCOUNT


The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.


THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix A. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will

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consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2013, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):


AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment

10

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Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2013, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2013, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $95.7 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE

EFFECTIVE AS OF OCTOBER 4, 2013, WE ARE NO LONGER ACCEPTING NEW ALLOCATIONS OR PREMIUM PAYMENTS TO THE FIXED ACCUMULATION FEATURE.

The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature as of October 4, 2013.

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS.

Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

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4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE


WHO COULD BUY THIS CONTRACT?



This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity Contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:


- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.


The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.


If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

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Refer to Appendix A for more information about the different forms of contracts we offered.

HOW WAS THIS CONTRACT PURCHASED?


The Contract was only available for purchase through a Financial Intermediary.


Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We will not accept Premium Payments in the aggregate of $1 million or more unless we provide prior approval. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your Premium Payment:

- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.

DESCRIPTION OF THE RIGHT TO CANCEL PROVISION YOU HAD WHEN YOU PURCHASED YOUR CONTRACT

If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?


If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.



HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?


The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

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- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

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-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offered three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA


DCA Plus - EFFECTIVE OCTOBER 4, 2013, THE DCA PLUS PROGRAM IS NO LONGER AVAILABLE AND WE NO LONGER ACCEPT INITIAL OR SUBSEQUENT PREMIUM PAYMENTS INTO THE PROGRAM. CONTRACT OWNERS WHO HAD COMMENCED EITHER A 12-MONTH OR 6-MONTH TRANSFER PROGRAM PRIOR TO OCTOBER 4, 2013 CAN COMPLETE THEIR CURRENT PROGRAM, BUT WILL NOT BE ALLOWED TO ELECT A NEW PROGRAM.


These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations will be directed to any available money market Fund (subject to applicable law).

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you.

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  Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?


During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time. In addition, there may be Investment Restrictions applicable to your Contract in conjunction with certain riders as described in this prospectus.


In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

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EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund abusive trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

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POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS - If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:


- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program (discontinued effective October 4, 2013); or


- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.


We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program (discontinued effective October 4, 2013).


If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS - Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the

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instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY - You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney
(POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include

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contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES


The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Com-mencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.


SALES CHARGES

We offer three contract variations that have a CDSC (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). These types of charges (and any available reductions or waivers) are described in Section 2.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

Please see "Synopsis" for a description of charges and fees.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

SEE THE PROSPECTUS SUPPLEMENT DATED MAY 1, 2014 FOR A DESCRIPTION OF AN ENHANCED SURRENDER VALUE OFFER (2014) AVAILABLE FOR A LIMITED TIME TO CERTAIN CONTRACT OWNERS. THE ENHANCED SURRENDER VALUE OFFER MADE TO CERTAIN CONTRACT OWNERS BEGINNING IN JANUARY 2013 TERMINATED ON FEBRUARY 28, 2014.


Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.


Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

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- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to Death Benefits and optional benefits.


UNDER CERTAIN CIRCUMSTANCES HARTFORD HAD PERMITTED CERTAIN CONTRACT OWNERS TO REINSTATE THEIR CONTRACTS WHEN A CONTRACT OWNER HAD REQUESTED A SURRENDER (EITHER FULL OR PARTIAL) AND RETURNED THE FORMS IN GOOD ORDER TO HARTFORD. EFFECTIVE AS OF OCTOBER 4, 2013, WE NO LONGER ALLOW CONTRACT OWNERS TO REINSTATE THEIR CONTRACTS WHEN A CONTRACT OWNER REQUESTS A SURRENDER (EITHER FULL OR PARTIAL).


AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

SEE THE PROSPECTUS SUPPLEMENT DATED MAY 1, 2014 FOR A DESCRIPTION OF AN ENHANCED SURRENDER VALUE OFFER (2014) FOR CERTAIN CONTRACT OWNERS.


Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.



We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.



We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.



WRITTEN REQUESTS - Complete a Surrender form or send us a letter, signed by you, stating:



- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,



-   your tax withholding amount or percentage, if any, and



-   your disbursement instructions, including your mailing address.

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You may submit this form via mail, fax or a request via the internet.



Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.



If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.



TELEPHONE OR INTERNET REQUESTS - To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.



We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE AND/OR INTERNET REDEMPTIONS AT ANY TIME.



Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.



COMPLETING A POWER OF ATTORNEY FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE AND INTERNET.


WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Internal Revenue Code section 403(b) annuities - As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout

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or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday); or

X  10th Contract Year (subject to state variation)


EFFECTIVE AS OF OCTOBER 4, 2013 WE NO LONGER ALLOW CONTRACT OWNERS TO EXTEND THEIR ANNUITY COMMENCEMENT DATE EVEN THOUGH WE MAY HAVE GRANTED EXTENSIONS IN THE PAST TO YOU OR OTHER SIMILARLY SITUATED INVESTORS.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.


PROOF OF SURVIVAL



The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.


WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

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When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts - If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts - Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts - Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

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The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

Combination Annuity Payout - You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?


The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant, if applicable, dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.


The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

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THE PREMIUM SECURITY DEATH BENEFIT

This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders; or

-   The lesser of:

       -   Maximum Anniversary Value, or

       - the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).

Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.

THE ASSET PROTECTION DEATH BENEFIT

This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   The lesser of:

       -   Premium Payments (adjusted for partial Surrenders), or

       - the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

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ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.


In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments un-der the contracts aggregate to $5,000,000 or more. See your contract for more information.


HOW IS THE DEATH BENEFIT PAID?


The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.



If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

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If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation - If the Owner dies and the Owner's Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

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6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of:

A.  Contract Value on the date we receive due proof of death.

B. Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C. Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
    (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

D. Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

       - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

       - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

    We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

    We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.

    The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

       - the Contract Value on the date this rider was added to your Contract; plus

       - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

       -   any adjustments for partial Surrenders.

    If you elect MAV Plus, the Death Benefit will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?


The MAV Plus rider is closed to new investors (including to existing Owners).



This rider was only available at the time of issue and if you elected it, your choice was irrevocable.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

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HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

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- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will extinguish this rider.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED

OBJECTIVE

Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.

WHEN CAN YOU BUY THIS RIDER?


The Hartford's Principal First Preferred rider is closed to new investors (including to existing Owners).


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. If you elected this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.


If you elected this rider when you purchased your Contract, we count one year as the time between each Contract Anniversary. If you purchased this rider after you purchased your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.


Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

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B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. You may terminate this rider by submitting The Hartford's Principal First Preferred Termination Form to our Administrative Office or by calling us. Termination requests will not be accepted more than 30 days prior to your fifth rider anniversary. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.

You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 5% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

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Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- We can revoke this rider if you violate the investment restrictions requirements.

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

-   Benefit Payments can't be carried forward from one year to the next.

- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

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B. THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?


The Hartford's Lifetime Income Foundation is closed to new investors (including to existing Owners).


A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

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DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

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IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

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After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

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SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                 AND . . .                          AND . . .                       THEN THE . . .
Contract Owner               There is a surviving Contract      The Annuitant is living or         The surviving Contract Owner
                             Owner                              deceased                           continues the Contract and rider;
                                                                                                   we will increase the Contract
                                                                                                   Value to the Death Benefit value
Contract Owner               There is no surviving Contract     The Spouse is the sole primary     Follow Spousal Contract
                             Owner                              beneficiary                        continuation rules for joint life
                                                                                                   elections
Contract Owner               There is no surviving Contract     The Annuitant is living or         Rider terminates and Contract
                             Owner or Beneficiary               deceased                           Owner's estate receives the Death
                                                                                                   Benefit
Annuitant                    The Contract Owner is living       There is a Contingent Annuitant    The Rider continues; upon the
                                                                                                   death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

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Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

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If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

YES. WE RESERVE THE RIGHT TO LIMIT THE SUB-ACCOUNTS INTO WHICH YOU MAY ALLOCATE YOUR CONTRACT VALUE. EFFECTIVE OCTOBER 4, 2013, WE BEGAN ENFORCING THIS CONTRACTUAL RIGHT FOR THE PRODUCTS DESCRIBED IN APPENDIX D AND REQUIRE THAT YOU ALLOCATE YOUR CONTRACT VALUE AND FUTURE PREMIUM PAYMENTS IN ACCORDANCE WITH THE INVESTMENT RESTRICTIONS DESCRIBED IN APPENDIX D AS A CONDITION TO MAINTAINING THE WITHDRAWAL FEATURE OF THE RIDER. YOUR SELECTED ALLOCATIONS ARE AUTOMATICALLY REBALANCED QUARTERLY. IF YOUR ALLOCATIONS DO NOT COMPLY WITH THE INVESTMENT RESTRICTIONS DESCRIBED IN APPENDIX D, ON AND AFTER OCTOBER 4, 2013 THE WITHDRAWAL FEATURE OF THE RIDER IS REVOKED. THESE RESTRICTIONS ARE INTENDED TO REDUCE THE RISK OF INVESTMENT LOSSES THAT COULD REQUIRE THE COMPANY TO USE ITS GENERAL ACCOUNT ASSETS TO PAY AMOUNTS DUE UNDER THE RIDER.

To the extent permitted by law we may modify, add, delete, or substitute, the asset allocation models, investment pro-grams, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under

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the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT RESTRICTIONS WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US FOR VIOLATION OF APPLICABLE INVESTMENT RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to rein-state the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your With-drawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months and to not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

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- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

C. THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any

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  Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder II is closed to new investors (including to existing Owners).

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

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DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
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                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

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Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.

See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

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After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, the maximum age limitation of the rider is 76.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

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SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal

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Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

See Example 17 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid

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to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


YES. EFFECTIVE OCTOBER 4, 2013, WE BEGAN ENFORCING OUR CONTRACTUAL RIGHT TO REQUIRE THAT YOU ALLOCATE YOUR CONTRACT VALUE AND FUTURE PREMIUM PAYMENTS IN ACCORDANCE WITH THE INVESTMENT RESTRICTIONS DESCRIBED IN APPENDIX D AS A CONDITION TO MAINTAINING THE WITHDRAWAL FEATURE OF THE RIDER. YOUR SELECTED ALLOCATIONS ARE AUTOMATICALLY REBALANCED QUARTERLY. IF YOUR ALLOCATION DO NOT COMPLY WITH THE INVESTMENT RESTRICTIONS DESCRIBED IN APPENDIX D, ON AND AFTER OCTOBER 4, 2013 THE WITHDRAWAL FEATURE OF YOUR RIDER IS REVOKED. THESE RESTRICTIONS ARE INTENDED TO REDUCE THE RISK OF INVESTMENT LOSSES THAT COULD REQUIRE THE COMPANY TO USE ITS GENERAL ACCOUNT ASSETS TO PAY AMOUNTS DUE UNDER THE RIDER.


To the extent permitted by law, we may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT RESTRICTIONS WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US FOR VIOLATION OF APPLICABLE INVESTMENT RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take

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a partial Surrender, or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

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- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

D. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Principal First rider is closed to new investors (including to existing Owners).

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

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HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

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B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

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WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

8. MISCELLANEOUS

A. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

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ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is:

The Hartford Wealth Management - Individual Annuities, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
The Hartford Wealth Management - Individual Annuities, PO Box 14293, Lexington, KY 40512-4293

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

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CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.


FIXED ACCUMULATION FEATURE: Part of our General Account, where you were able to allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offered contain a Fixed Accumulation Feature. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.


FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition.

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

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OUR WEBSITE: Our current website, www.hartfordinvestor.com, will be changing to www.thehartford/annuities prior to December 31, 2014.



PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).


PREMIUM TAX: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.


RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

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VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

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B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

- ALABAMA - We will accept subsequent Premium Payments only during the first Contract Year (if Contract contains the Fixed Account Rider).

- CALIFORNIA - Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options.

  Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.


- CONNECTICUT - There are no investment restriction for The Hartford's Principal First Preferred, The Hartford's Lifetime Income Builder II, and The Hartford's Lifetime Income Foundat5i9on. If you elect the Hartford's Lifetime Income Builder Selects rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliated to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Principal First Preferred, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, the contract aggregation provisions do not apply. The Contingent Deferred Sales Charge is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9.


- FLORIDA - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.


- ILLINOIS - The Fixed Accumulation Feature is not available if you elected The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation.


- MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. The Nursing Home Waiver is not available. The Fixed Accumulation Feature investment restrictions do not apply to investors.

-   MINNESOTA - MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.


- NEW JERSEY - There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The contract aggregation provisions of The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation are not applicable. The Nursing Home Waiver is not available.



- NEW YORK - There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Foundation. We will not recalculate the Hartford's Principal First Preferred of the Hartford's Principal First Benefit Amounts if you change ownership or assign your contract to someone other than your spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. The rider charge for the Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and the Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income

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  Builder Selects or the Hartford's Lifetime Income Builder Portfolios. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.


-   OHIO - The Fixed Accumulation Feature is not available.

-   OKLAHOMA - The only AIRs available are 3% and 5%.


- OREGON - There are no investment restrictions for The Hartford's Lifetime Income Builder. We will accept subsequent Premium Payments during the first three Contract Years. You may no choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.


- PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option.


- WASHINGTON - MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation is not available if you elected The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts.

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C. FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

D. MORE INFORMATION

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.


SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.



CONTRACT MODIFICATION - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

MEDICAID BENEFITS - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

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E. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

F. HOW CONTRACTS WERE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2013. Contracts were be sold by individuals were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may have been sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we may have credited the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employed individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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ADDITIONAL PAYMENTS

Subject to FINRA Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner Support. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support services.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Inforce Contract Owner Support    Support for such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2013, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:



AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks,
LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.



As of December 31, 2013, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

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For the fiscal year ended December 31, 2013, Additional Payments did not in the aggregate exceed approximately $21 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                   APP TAX-1

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APPENDIX TAX



FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including

APP TAX-2

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assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.

       a.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

                                                                   APP TAX-3

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ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.


      APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER PPA DESCRIBED IN THIS PROSPECTUS)


      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.


      When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.


       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY

i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the

APP TAX-4

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contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code
Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the

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           Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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5. CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE PERSONAL PENSION ACCOUNT


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


The recent enactment of new Section 72(a)(2) of the Code for partial annuitizations provides direction on how Personal Pension Account Payouts should be treated for tax purposes, effective for payments received in taxable years beginning after December 31, 2010 (regardless of when the annuity was purchased). However, because there is yet to be guidance on the new provisions from the IRS, there is still some uncertainty as to how the partial annuitization provisions will be applied and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account or take a settlement for a Personal Pension Account Payout.

With respect to the Personal Pension Account, the Company plans to report any periodic payments under a settlement of the Personal Pension Account (Personal Pension Account Payouts) as amounts received as an annuity and a partial annuitization of the Contract, resulting in that portion of the Contract being treated as a separate contract for which an annuity starting date is assigned, a portion of the investment in the contract is allocated and an exclusion ratio is determined (discussed in subparagraph 2.a. above). Likewise, after December 31, 2010, the Company plans to report any continuing periodic settlement payments from the Personal Pension Account as amounts received as an annuity under a separate contract with an annuity starting date of January 1, 2010, for which a portion of the investment in the contract should be allocated and an exclusion ratio should be determined consistent with new Section 72(a)(2) of the Code (and discussed in subparagraph 2.a. above).

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse

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beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code
Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

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1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow

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each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

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    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

APP TAX-12

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5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

    (viii) made an account of an IRS levy on the Qualified Plan under Code
           Section 72(t)(2)(A)(vii); or

    (ix) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (x) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

    (xi) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (xii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

                                                                  APP TAX-13

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If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

APP TAX-14

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Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a

                                                                  APP TAX-15

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"conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

                                                               APP I-1

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APPENDIX I - EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
Premium Security Death Benefit                                           APP 1-2
Asset Protection Death Benefit                                           APP 1-4
The Hartford's Principal First                                           APP 1-6
The Hartford's Principal First Preferred                                 APP 1-7
The Hartford's Lifetime Income Builder                                   APP 1-8
The Hartford's Lifetime Income Foundation                               APP 1-10
The Hartford's Lifetime Income Builder II                               APP 1-14
The Hartford's Lifetime Income Builder Selects and The Hartford's       APP 1-20
 Lifetime Income Builder Portfolios
MAV Plus                                                                APP 1-32

APP I-2

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PREMIUM SECURITY DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

                                                               APP I-3

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-4

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ASSET PROTECTION DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

                                                               APP I-5

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EXAMPLE 3

ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN WE RECALCULATE YOUR BENEFIT AMOUNT BY COMPARING THE RESULTS OF TWO CALCULATIONS AND TAKING THE LESSER OF THE
TWO:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-6

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THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                               APP I-7

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THE HARTFORD'S PRINCIPAL FIRST PREFERRED

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-8

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THE HARTFORD'S LIFETIME INCOME BUILDER

FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%.

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $105,000 x .0075 = $787.50, this amount is deducted from the Contract Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $99,000 x .0075 = $742.50, this amount is deducted from the Contract Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

                                                               APP I-9

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-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $119,000 x .0075 = $892.50, this amount is deducted from the Contract Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000.

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000.

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $200,000 x .0075 = $1500, this amount is deducted from the Contract Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

APP I-10

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THE HARTFORD'S LIFETIME INCOME FOUNDATION

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-11

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EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-12

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EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                 APP I-13

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EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment / Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-14

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THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-15

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EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-16

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EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

                                                                    APP I-17

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EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-18

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EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

                                                                    APP I-19

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  Lifetime Benefit Payment = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP I-20

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THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

                                                                    APP I-21

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YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-22

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                    APP I-23

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $892.50                                   $1,207.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-24

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                    APP I-25

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP I-26

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

                                                                    APP I-27

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

APP I-28

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP I-29

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP I-30

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $2,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP I-31

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $2,000

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                     $1,380.50
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP I-32

-------------------------------------------------------------------------------

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                           No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

                                                                    APP I-33

-------------------------------------------------------------------------------

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPB Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

APP I-34

-------------------------------------------------------------------------------

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.423        $11.084        $11.566        $10.607         $8.622
  Accumulation Unit Value at end of
   period                                $14.280        $12.423        $11.084        $11.566        $10.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                555          1,322          1,537          1,736          1,963
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.516        $13.088        $13.801        $12.791        $10.506
  Accumulation Unit Value at end of
   period                                $16.511        $14.516        $13.088        $13.801        $12.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              3              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.696         $6.756         $8.140         $7.312         $5.312
  Accumulation Unit Value at end of
   period                                 $8.622         $7.696         $6.756         $8.140         $7.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                182            269            304            318            270
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.909        $13.225        $16.103        $14.618        $10.732
  Accumulation Unit Value at end of
   period                                $16.527        $14.909        $13.225        $16.103        $14.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.784         $7.781         $9.770         $9.476         $7.134
  Accumulation Unit Value at end of
   period                                $10.657         $8.784         $7.781         $9.770         $9.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,757          3,600          3,824          3,740          3,933
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.527        $11.214        $14.229        $13.946        $10.611
  Accumulation Unit Value at end of
   period                                $15.040        $12.527        $11.214        $14.229        $13.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              2              1              1

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.496        $12.009        $10.679         $9.745
  Accumulation Unit Value at end of
   period                                 $8.622        $12.496        $12.009        $10.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,135          1,339            513             50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.530        $10.372              -              -
  Accumulation Unit Value at end of
   period                                 $5.312        $10.530              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184              9              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.448        $14.800        $11.080         $9.323
  Accumulation Unit Value at end of
   period                                 $7.134        $15.448        $14.800        $11.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,375          3,492          2,034            460
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.225        $12.147        $13.446        $10.745         $7.619
  Accumulation Unit Value at end of
   period                                $19.356        $14.225        $12.147        $13.446        $10.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                289            388            434            500            494
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.551        $16.870        $18.873        $15.240        $10.920
  Accumulation Unit Value at end of
   period                                $26.325        $19.551        $16.870        $18.873        $15.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              2              1              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.778         $8.561         $9.000         $8.171         $6.829
  Accumulation Unit Value at end of
   period                                $13.194         $9.778         $8.561         $9.000         $8.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                813          1,661          1,980          2,118          2,274
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.306        $12.657        $13.446        $12.337        $10.419
  Accumulation Unit Value at end of
   period                                $19.102        $14.306        $12.657        $13.446        $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              1              1              1
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.046        $12.233        $12.729        $11.012         $8.223
  Accumulation Unit Value at end of
   period                                $18.183        $14.046        $12.233        $12.729        $11.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,154          8,898          9,977         11,015         11,971
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.732        $14.727        $15.486        $13.539        $10.216
  Accumulation Unit Value at end of
   period                                $21.435        $16.732        $14.727        $15.486        $13.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             14             10             10              7
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.082         $8.342         $8.679         $7.441         $5.543
  Accumulation Unit Value at end of
   period                                $13.779        $10.082         $8.342         $8.679         $7.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123            153             39             47             17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.407        $15.392        $16.182        $14.020        $10.555
  Accumulation Unit Value at end of
   period                                $24.895        $18.407        $15.392        $16.182        $14.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.995        $11.951        $10.586         $9.420
  Accumulation Unit Value at end of
   period                                 $7.619        $11.995        $11.951        $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                479            474            245             73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.711        $12.361        $10.332         $9.634
  Accumulation Unit Value at end of
   period                                 $6.829        $11.711        $12.361        $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,377          1,839          1,007            257
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.515        $12.517        $11.363         $9.570
  Accumulation Unit Value at end of
   period                                 $8.223        $14.515        $12.517        $11.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,193         11,869          6,355            966
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.560         $9.648              -              -
  Accumulation Unit Value at end of
   period                                 $5.543         $9.560              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.740        $10.146        $10.196         $8.975         $6.990
  Accumulation Unit Value at end of
   period                                $14.836        $11.740        $10.146        $10.196         $8.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,014          1,741          1,958          2,082          2,202
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.508        $14.416        $14.641        $13.024        $10.250
  Accumulation Unit Value at end of
   period                                $20.643        $16.508        $14.416        $14.641        $13.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              1              2              1
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.689        $11.219        $11.353         $9.272         $7.329
  Accumulation Unit Value at end of
   period                                $17.059        $12.689        $11.219        $11.353         $9.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                399            599            641            718            758
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.727        $14.946        $15.284        $12.613        $10.076
  Accumulation Unit Value at end of
   period                                $22.254        $16.727        $14.946        $15.284        $12.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              1              1              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.871        $13.131        $14.900        $11.723         $8.485
  Accumulation Unit Value at end of
   period                                $19.974        $14.871        $13.131        $14.900        $11.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,070          1,726          1,932          2,144          2,254
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.643        $15.743        $18.053        $14.353        $10.499
  Accumulation Unit Value at end of
   period                                $23.450        $17.643        $15.743        $18.053        $14.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              -              1
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.172        $10.486        $11.661         $9.337         $6.010
  Accumulation Unit Value at end of
   period                                $16.951        $13.172        $10.486        $11.661         $9.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            216            216            243            252
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.578        $18.164        $20.413        $16.517        $10.744
  Accumulation Unit Value at end of
   period                                $28.753        $22.578        $18.164        $20.413        $16.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.353         $1.222         $1.213         $1.095         $0.850
  Accumulation Unit Value at end of
   period                                 $1.621         $1.353         $1.222         $1.213         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,986          8,685          9,481          9,850          7,537
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.816        $14.432        $14.485        $13.204        $10.360
  Accumulation Unit Value at end of
   period                                $18.750        $15.816        $14.432        $14.485        $13.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              2              2              2

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.365        $12.351        $10.417         $9.551
  Accumulation Unit Value at end of
   period                                 $6.990        $12.365        $12.351        $10.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,352          1,927          1,156            304
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.071        $11.238        $10.667         $9.560
  Accumulation Unit Value at end of
   period                                 $7.329        $14.071        $11.238        $10.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                793            777            512            111
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.212        $12.465        $11.218         $9.325
  Accumulation Unit Value at end of
   period                                 $8.485        $14.212        $12.465        $11.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,413          2,360          1,513            331
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.480        $11.973        $10.440         $8.960
  Accumulation Unit Value at end of
   period                                 $6.010        $12.480        $11.973        $10.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                197            255            100             34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.258         $1.193         $1.090         $1.007
  Accumulation Unit Value at end of
   period                                 $0.850         $1.258         $1.193         $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,626          7,734          5,013          2,478
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.565        $10.740        $12.264        $10.648         $7.394
  Accumulation Unit Value at end of
   period                                $17.275        $12.565        $10.740        $12.264        $10.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,177          1,146          1,314          1,387          1,248
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.016        $14.699        $16.960        $14.882        $10.443
  Accumulation Unit Value at end of
   period                                $23.151        $17.016        $14.699        $16.960        $14.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.268         $1.090         $1.090         $0.967         $0.779
  Accumulation Unit Value at end of
   period                                 $1.702         $1.268         $1.090         $1.090         $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,051         36,010         44,042         50,514         55,672
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.279        $14.148        $14.298        $12.816        $10.427
  Accumulation Unit Value at end of
   period                                $21.629        $16.279        $14.148        $14.298        $12.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6              4              5              1
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.811         $1.613         $1.610         $1.439         $1.168
  Accumulation Unit Value at end of
   period                                 $2.362         $1.811         $1.613         $1.610         $1.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,385         60,756         67,196         73,684         77,188
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.385        $13.845        $13.970        $12.614        $10.343
  Accumulation Unit Value at end of
   period                                $19.855        $15.385        $13.845        $13.970        $12.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             24             19             15              8
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.290         $1.058         $1.243         $1.100         $0.820
  Accumulation Unit Value at end of
   period                                 $1.739         $1.290         $1.058         $1.243         $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                956          1,486          1,478          1,551          1,804
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.894        $13.166        $15.629        $13.984        $10.539
  Accumulation Unit Value at end of
   period                                $21.191        $15.894        $13.166        $15.629        $13.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.441         $8.921         $9.948         $8.674         $6.174
  Accumulation Unit Value at end of
   period                                $13.316        $10.441         $8.921         $9.948         $8.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             43             53             47             35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.996        $14.674        $16.536        $14.571        $10.480
  Accumulation Unit Value at end of
   period                                $21.448        $16.996        $14.674        $16.536        $14.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.521              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.394              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.256         $1.172         $1.055         $0.967
  Accumulation Unit Value at end of
   period                                 $0.779         $1.256         $1.172         $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             62,692         69,599         46,298         10,141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.748         $1.633         $1.373         $1.274
  Accumulation Unit Value at end of
   period                                 $1.168         $1.748         $1.633         $1.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             81,751         76,301         37,194          5,920
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.746         $1.412         $1.252         $1.106
  Accumulation Unit Value at end of
   period                                 $0.820         $1.746         $1.412         $1.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,017          1,536            800            223
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.486              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.174              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.471         $1.257         $1.396         $1.183         $0.892
  Accumulation Unit Value at end of
   period                                 $1.970         $1.471         $1.257         $1.396         $1.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,723          2,776          2,811          2,962          2,778
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.462        $14.210        $15.955        $13.663        $10.404
  Accumulation Unit Value at end of
   period                                $21.818        $16.462        $14.210        $15.955        $13.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.867         $1.489         $1.653         $1.422         $1.110
  Accumulation Unit Value at end of
   period                                 $2.506         $1.867         $1.489         $1.653         $1.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,708          7,422          8,452          8,730          9,523
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.011        $13.707        $15.377        $13.370        $10.545
  Accumulation Unit Value at end of
   period                                $22.589        $17.011        $13.707        $15.377        $13.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              4              5              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.053         $1.816         $1.755         $1.528         $1.028
  Accumulation Unit Value at end of
   period                                 $2.160         $2.053         $1.816         $1.755         $1.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,302          8,424          8,688          9,317          8,671
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.896        $17.792        $17.372        $15.289        $10.387
  Accumulation Unit Value at end of
   period                                $20.714        $19.896        $17.792        $17.372        $15.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              1              -              -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.169         $1.023         $1.016         $0.896         $0.719
  Accumulation Unit Value at end of
   period                                 $1.525         $1.169         $1.023         $1.016         $0.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,150          2,833          2,557          2,918          3,287
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.880        $14.039        $14.096        $12.559        $10.177
  Accumulation Unit Value at end of
   period                                $20.498        $15.880        $14.039        $14.096        $12.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.492         $1.256         $1.477         $1.305         $0.989
  Accumulation Unit Value at end of
   period                                 $1.793         $1.492         $1.256         $1.477         $1.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,052         17,336         19,669         21,060         14,985
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.479        $13.164        $15.643        $13.967        $10.699
  Accumulation Unit Value at end of
   period                                $18.405        $15.479        $13.164        $15.643        $13.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8              6              3              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.549         $1.342         $1.298         $1.150
  Accumulation Unit Value at end of
   period                                 $0.892         $1.549         $1.342         $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,970          2,619          1,928            503
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.067         $1.612         $1.456         $1.164
  Accumulation Unit Value at end of
   period                                 $1.110         $2.067         $1.612         $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,438          8,003          4,573            888
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.390         $1.368         $1.245         $1.192
  Accumulation Unit Value at end of
   period                                 $1.028         $1.390         $1.368         $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,072          6,578          3,048            636
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.156         $1.111         $0.974         $0.904
  Accumulation Unit Value at end of
   period                                 $0.719         $1.156         $1.111         $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,902          2,750          1,382            306
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.733         $1.375         $1.118         $0.956
  Accumulation Unit Value at end of
   period                                 $0.989         $1.733         $1.375         $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,268         16,369         10,931          2,537
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.745        $11.128        $12.310        $10.273              -
  Accumulation Unit Value at end of
   period                                $18.305        $13.745        $11.128        $12.310              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             70             78             62              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.386        $10.951        $12.243        $10.262              -
  Accumulation Unit Value at end of
   period                                $17.640        $13.386        $10.951        $12.243              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.789         $1.565         $1.638         $1.335         $1.044
  Accumulation Unit Value at end of
   period                                 $2.553         $1.789         $1.565         $1.638         $1.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,315          4,913          5,654          6,365          6,865
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.176        $15.183        $16.061        $13.226        $10.458
  Accumulation Unit Value at end of
   period                                $24.259        $17.176        $15.183        $16.061        $13.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              1
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.479         $9.148         $9.361         $7.525         $5.148
  Accumulation Unit Value at end of
   period                                $14.246        $10.479         $9.148         $9.361         $7.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            188            204            211            524
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.128        $17.757        $18.361        $14.916        $10.312
  Accumulation Unit Value at end of
   period                                $27.077        $20.128        $17.757        $18.361        $14.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.809         $1.559         $1.554         $1.151         $0.860
  Accumulation Unit Value at end of
   period                                 $2.590         $1.809         $1.559         $1.554         $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,468          3,318          4,083          4,141          5,613
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.465        $18.691        $18.839        $14.102        $10.648
  Accumulation Unit Value at end of
   period                                $30.420        $21.465        $18.691        $18.839        $14.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.111         $0.983         $1.005         $0.886         $0.633
  Accumulation Unit Value at end of
   period                                 $1.453         $1.111         $0.983         $1.005         $0.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,522          3,762          4,230          4,632          4,868
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.395        $15.545        $16.067        $14.307        $10.333
  Accumulation Unit Value at end of
   period                                $22.504        $17.395        $15.545        $16.067        $14.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             27             30              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.779         $1.575         $1.538              -
  Accumulation Unit Value at end of
   period                                 $1.044         $1.779         $1.575              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,166          3,799            398              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.798         $9.516              -              -
  Accumulation Unit Value at end of
   period                                 $5.148         $9.798              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.391         $1.433         $1.357         $1.155
  Accumulation Unit Value at end of
   period                                 $0.860         $1.391         $1.433         $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,914          3,865          3,006          1,290
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.126         $1.075         $0.949         $0.846
  Accumulation Unit Value at end of
   period                                 $0.633         $1.126         $1.075         $0.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,267          5,153          4,521          1,348
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.941         $1.825         $1.726         $1.624         $1.428
  Accumulation Unit Value at end of
   period                                 $1.892         $1.941         $1.825         $1.726         $1.624
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             85,827         81,956         87,189         94,159         97,242
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.365        $12.705        $12.139        $11.541        $10.258
  Accumulation Unit Value at end of
   period                                $12.896        $13.365        $12.705        $12.139        $11.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             63             57             14              8
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.275         $1.243         $1.199         $1.169         $1.144
  Accumulation Unit Value at end of
   period                                 $1.239         $1.275         $1.243         $1.199         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,550         38,307         40,610         44,370         46,307
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.716        $10.564        $10.297        $10.142        $10.028
  Accumulation Unit Value at end of
   period                                $10.307        $10.716        $10.564        $10.297        $10.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              7              6              3              8
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.144         $1.157         $1.171         $1.184         $1.197
  Accumulation Unit Value at end of
   period                                 $1.131         $1.144         $1.157         $1.171         $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,913         22,549         19,489         20,708         32,764
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.149         $9.352         $9.560         $9.773         $9.984
  Accumulation Unit Value at end of
   period                                 $8.950         $9.149         $9.352         $9.560         $9.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.505         $1.301         $1.342         $1.184         $0.963
  Accumulation Unit Value at end of
   period                                 $1.963         $1.505         $1.301         $1.342         $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,768         13,049         15,075         16,259         11,244
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.444        $13.495        $14.071        $12.543        $10.310
  Accumulation Unit Value at end of
   period                                $19.934        $15.444        $13.495        $14.071        $12.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              2              2              1
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.441        $13.341        $13.385        $11.082         $8.055
  Accumulation Unit Value at end of
   period                                $20.444        $15.441        $13.341        $13.385        $11.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            269            286            315            323
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.410        $16.948        $17.183        $14.376        $10.560
  Accumulation Unit Value at end of
   period                                $25.432        $19.410        $16.948        $17.183        $14.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              1              1              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.564         $1.512         $1.459         $1.449
  Accumulation Unit Value at end of
   period                                 $1.428         $1.564         $1.512         $1.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             99,069         95,170         51,367         11,944
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.164         $1.129         $1.098         $1.095
  Accumulation Unit Value at end of
   period                                 $1.144         $1.164         $1.129         $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             48,733         48,217         24,211          4,626
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.186         $1.143         $1.104         $1.090
  Accumulation Unit Value at end of
   period                                 $1.197         $1.186         $1.143         $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             62,131         17,091          9,397          1,575
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.477         $1.371         $1.138         $1.056
  Accumulation Unit Value at end of
   period                                 $0.963         $1.477         $1.371         $1.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,935          6,940          1,315            174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.910        $13.060        $10.952         $9.638
  Accumulation Unit Value at end of
   period                                 $8.055        $13.910        $13.060        $10.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                336            297            152             28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.253        $14.675        $15.164        $13.259        $10.445
  Accumulation Unit Value at end of
   period                                $23.137        $17.253        $14.675        $15.164        $13.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                451            842          1,005          1,108          1,190
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.636        $14.300        $14.933        $13.194        $10.504
  Accumulation Unit Value at end of
   period                                $22.077        $16.636        $14.300        $14.933        $13.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              1              1              -
INVESCO V.I. GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.258        $15.267        $15.801        $14.247        $11.612
  Accumulation Unit Value at end of
   period                                $22.822        $17.258        $15.267        $15.801        $14.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                374            745            827            917            992
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.760        $13.195        $13.801        $12.575        $10.357
  Accumulation Unit Value at end of
   period                                $19.316        $14.760        $13.195        $13.801        $12.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              1              -              1
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.986              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.934              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                371              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.973              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.873              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.627        $14.047        $13.613        $12.260         $9.234
  Accumulation Unit Value at end of
   period                                $16.711        $15.627        $14.047        $13.613        $12.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                812          1,190          1,265          1,246          1,181
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.049        $15.487        $15.166        $13.804        $10.506
  Accumulation Unit Value at end of
   period                                $18.041        $17.049        $15.487        $15.166        $13.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              4              -              2
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.163        $11.841        $11.954        $10.537         $8.637
  Accumulation Unit Value at end of
   period                                $16.647        $13.163        $11.841        $11.954        $10.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86            101            136            129            129
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.221        $13.836        $14.117        $12.574        $10.415
  Accumulation Unit Value at end of
   period                                $19.049        $15.221        $13.836        $14.117        $12.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  ----------------------------------------------------------
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.458        $17.045        $14.858        $14.062
  Accumulation Unit Value at end of
   period                                $10.445        $16.458        $17.045        $14.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,336          1,453            935            270
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.328        $17.097        $14.912        $13.595
  Accumulation Unit Value at end of
   period                                $11.612        $17.328        $17.097        $14.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,062          1,097            394             65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.327        $10.790         $9.984         $9.568
  Accumulation Unit Value at end of
   period                                 $9.234        $11.327        $10.790         $9.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,101            902            373             72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.837        $11.607        $10.249         $9.649
  Accumulation Unit Value at end of
   period                                 $8.637        $11.837        $11.607        $10.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                128            149             63             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.732        $11.190        $12.324        $10.924         $8.805
  Accumulation Unit Value at end of
   period                                $16.343        $12.732        $11.190        $12.324        $10.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94            152            156            178            181
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.039        $12.470        $13.878        $12.432        $10.126
  Accumulation Unit Value at end of
   period                                $17.834        $14.039        $12.470        $13.878        $12.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              -              -              -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.488        $12.338        $13.068        $11.106         $8.918
  Accumulation Unit Value at end of
   period                                $18.102        $13.488        $12.338        $13.068        $11.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                420            254            296            319            329
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.078        $13.939        $14.919        $12.813        $10.397
  Accumulation Unit Value at end of
   period                                $20.026        $15.078        $13.939        $14.919        $12.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.706         $9.661        $10.406         $8.965         $7.627
  Accumulation Unit Value at end of
   period                                $14.382        $10.706         $9.661        $10.406         $8.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,736          4,139          4,546          5,078          5,542
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.921        $12.696        $13.819        $12.031        $10.344
  Accumulation Unit Value at end of
   period                                $18.508        $13.921        $12.696        $13.819        $12.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              5              5              5              5
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.474        $10.198        $10.460         $9.695         $6.803
  Accumulation Unit Value at end of
   period                                $14.681        $11.474        $10.198        $10.460         $9.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                705          1,349          1,528          1,730          1,904
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.603        $14.913        $15.457        $14.478        $10.266
  Accumulation Unit Value at end of
   period                                $21.022        $16.603        $14.913        $15.457        $14.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              1
OPPENHEIMER DISCOVERY MID CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.150         $9.710         $9.741         $7.749         $5.926
  Accumulation Unit Value at end of
   period                                $14.950        $11.150         $9.710         $9.741         $7.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            167            227            118             87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.683        $16.440        $16.667        $13.398        $10.355
  Accumulation Unit Value at end of
   period                                $24.788        $18.683        $16.440        $16.667        $13.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.962        $11.847        $10.613        $10.000
  Accumulation Unit Value at end of
   period                                 $8.805        $12.962        $11.847        $10.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                161            143             70             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.647        $11.987        $10.577         $9.516
  Accumulation Unit Value at end of
   period                                 $8.918        $12.647        $11.987        $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                366            282            179             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.136        $11.868        $10.237         $9.590
  Accumulation Unit Value at end of
   period                                 $7.627        $12.136        $11.868        $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,943          5,506          2,559            237
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.665        $11.252        $10.570         $9.704
  Accumulation Unit Value at end of
   period                                 $6.803        $12.665        $11.252        $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,094          1,429            750            169
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER DISCOVERY MID CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.804        $11.260        $11.091         $9.491
  Accumulation Unit Value at end of
   period                                 $5.926        $11.804        $11.260        $11.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87             70             50              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.047        $11.748        $12.992        $11.359         $8.245
  Accumulation Unit Value at end of
   period                                $17.635        $14.047        $11.748        $12.992        $11.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,866          5,003          5,657          6,172          6,700
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.398        $14.704        $16.433        $14.519        $10.650
  Accumulation Unit Value at end of
   period                                $21.614        $17.398        $14.704        $16.433        $14.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15              5              6              5              5
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.188        $10.573        $10.729         $9.370         $7.405
  Accumulation Unit Value at end of
   period                                $15.837        $12.188        $10.573        $10.729         $9.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            196            202            210            229
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.421        $14.396        $14.762        $13.029        $10.405
  Accumulation Unit Value at end of
   period                                $21.115        $16.421        $14.396        $14.762        $13.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.683        $11.763        $12.189        $10.020         $7.405
  Accumulation Unit Value at end of
   period                                $19.022        $13.683        $11.763        $12.189        $10.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                756          1,431          1,698          1,877          2,102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.136        $16.624        $17.408        $14.461        $10.799
  Accumulation Unit Value at end of
   period                                $26.325        $19.136        $16.624        $17.408        $14.461
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              1
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.912        $20.782        $21.710        $19.491        $12.691
  Accumulation Unit Value at end of
   period                                $24.420        $22.912        $20.782        $21.710        $19.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                580            903            950          1,005          1,013
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.070        $16.563        $17.486        $15.864        $10.438
  Accumulation Unit Value at end of
   period                                $19.058        $18.070        $16.563        $17.486        $15.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.404        $14.757        $14.646        $13.157        $10.443
  Accumulation Unit Value at end of
   period                                $22.782        $17.404        $14.757        $14.646        $13.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140            144            146            120            130
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.672        $14.285        $14.327        $13.006        $10.432
  Accumulation Unit Value at end of
   period                                $21.596        $16.672        $14.285        $14.327        $13.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.978        $13.329        $11.488         $9.615
  Accumulation Unit Value at end of
   period                                 $8.245        $13.978        $13.329        $11.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,365          6,880          3,219            319
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.205        $11.854        $10.449         $9.600
  Accumulation Unit Value at end of
   period                                 $7.405        $12.205        $11.854        $10.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                251            252            157             25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.082        $12.394        $10.935         $9.307
  Accumulation Unit Value at end of
   period                                 $7.405        $12.082        $12.394        $10.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,342          2,202          1,196            197
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.556        $18.026        $17.155        $16.833
  Accumulation Unit Value at end of
   period                                $12.691        $18.556        $18.026        $17.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                949            982            434             72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.261        $11.021        $10.848         $9.902         $7.973
  Accumulation Unit Value at end of
   period                                $14.314        $12.261        $11.021        $10.848         $9.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74            114            148            122            152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.248        $13.851        $13.778        $12.709        $10.341
  Accumulation Unit Value at end of
   period                                $17.616        $15.248        $13.851        $13.778        $12.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              1              1              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $42.006        $37.208        $37.797        $33.337        $24.942
  Accumulation Unit Value at end of
   period                                $49.620        $42.006        $37.208        $37.797        $33.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             74             77             71             53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.874        $15.104        $15.505        $13.820        $10.449
  Accumulation Unit Value at end of
   period                                $19.724        $16.874        $15.104        $15.505        $13.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $53.481        $45.409        $48.171        $42.602        $33.198
  Accumulation Unit Value at end of
   period                                $71.732        $53.481        $45.409        $48.171        $42.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             37             40             42             43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.843        $13.594        $14.573        $13.024        $10.256
  Accumulation Unit Value at end of
   period                                $21.027        $15.843        $13.594        $14.573        $13.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              1              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.275        $15.993        $19.476        $17.906        $14.533
  Accumulation Unit Value at end of
   period                                $24.404        $19.275        $15.993        $19.476        $17.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                439            845            968            949          1,031
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.592        $11.397        $14.026        $13.031        $10.688
  Accumulation Unit Value at end of
   period                                $17.029        $13.592        $11.397        $14.026        $13.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              1              1
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.056         $5.864         $6.880         $6.497         $5.208
  Accumulation Unit Value at end of
   period                                 $8.524         $7.056         $5.864         $6.880         $6.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                356             42             33             20             26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.959        $11.725        $13.902        $13.266        $10.747
  Accumulation Unit Value at end of
   period                                $16.689        $13.959        $11.725        $13.902        $13.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.606        $13.634        $12.322        $11.784
  Accumulation Unit Value at end of
   period                                 $7.973        $13.606        $13.634        $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                181            168             76             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.839        $37.184        $33.329        $31.221
  Accumulation Unit Value at end of
   period                                $24.942        $37.839        $37.184        $33.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             57             22             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $54.781        $58.976        $51.469        $47.731
  Accumulation Unit Value at end of
   period                                $33.198        $54.781        $58.976        $51.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             55             19              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.230        $24.485        $19.393        $16.958
  Accumulation Unit Value at end of
   period                                $14.533        $26.230        $24.485        $19.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,184          1,041            660            157
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.761         $9.871              -              -
  Accumulation Unit Value at end of
   period                                 $5.208         $9.761              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-12

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.340         $8.953         $9.053         $8.038         $6.216
  Accumulation Unit Value at end of
   period                                $13.812        $10.340         $8.953         $9.053         $8.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                534          1,107          1,329          1,455          1,604
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.245        $14.214        $14.524        $13.033        $10.184
  Accumulation Unit Value at end of
   period                                $21.473        $16.245        $14.214        $14.524        $13.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              1
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.427        $11.632        $12.397        $10.731              -
  Accumulation Unit Value at end of
   period                                $18.110        $13.427        $11.632        $12.397              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                213             27             29             38              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.100        $11.469        $12.352        $10.723              -
  Accumulation Unit Value at end of
   period                                $17.485        $13.100        $11.469        $12.352              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.486        $21.083        $22.385        $17.973        $13.823
  Accumulation Unit Value at end of
   period                                $33.794        $24.486        $21.083        $22.385        $17.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                226            484            577            640            714
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.187        $15.824        $16.979        $13.776        $10.707
  Accumulation Unit Value at end of
   period                                $24.838        $18.187        $15.824        $16.979        $13.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              1              -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $63.354        $56.104        $69.084        $57.851        $35.706
  Accumulation Unit Value at end of
   period                                $90.015        $63.354        $56.104        $69.084        $57.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             21             28             26             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.872        $15.994        $19.903        $16.842        $10.505
  Accumulation Unit Value at end of
   period                                $25.129        $17.872        $15.994        $19.903        $16.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              -              -              -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.445        $15.570        $19.263        $16.382         $9.741
  Accumulation Unit Value at end of
   period                                $18.034        $18.445        $15.570        $19.263        $16.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            416            453            526            529
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.392        $16.541        $20.681        $17.773        $10.679
  Accumulation Unit Value at end of
   period                                $18.761        $19.392        $16.541        $20.681        $17.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.401        $11.094         $9.850         $8.708
  Accumulation Unit Value at end of
   period                                 $6.216        $10.401        $11.094         $9.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,727            778             64              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.059        $26.725        $23.048        $20.156
  Accumulation Unit Value at end of
   period                                $13.823        $23.059        $26.725        $23.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                793            854            520             98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $57.361        $54.989        $52.757        $46.664
  Accumulation Unit Value at end of
   period                                $35.706        $57.361        $54.989        $52.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             12             10              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.779        $16.405        $12.098         $9.039
  Accumulation Unit Value at end of
   period                                 $9.741        $22.779        $16.405        $12.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                461            405            197             45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.210        $15.114        $16.471        $12.596         $8.097
  Accumulation Unit Value at end of
   period                                $22.031        $16.210        $15.114        $16.471        $12.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            252            308            320            338
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.740        $18.599        $20.483        $15.830        $10.283
  Accumulation Unit Value at end of
   period                                $26.549        $19.740        $18.599        $20.483        $15.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
STERLING CAPITAL EQUITY INCOME VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.473         $1.304         $1.374         $1.242         $1.060
  Accumulation Unit Value at end of
   period                                 $1.714         $1.473         $1.304         $1.374         $1.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                681            634            780            839            943
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.540        $12.111        $12.901        $11.783        $10.165
  Accumulation Unit Value at end of
   period                                $15.596        $13.540        $12.111        $12.901        $11.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              1
STERLING CAPITAL SPECIAL OPPORTUNITIES
 VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.023         $1.790         $1.877         $1.634         $1.151
  Accumulation Unit Value at end of
   period                                 $2.536         $2.023         $1.790         $1.877         $1.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,823          2,440          2,893          3,207          3,625
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.967        $16.064        $17.023        $14.970        $10.662
  Accumulation Unit Value at end of
   period                                $22.289        $17.967        $16.064        $17.023        $14.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              1
STERLING CAPITAL TOTAL RETURN BOND VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.419         $1.352         $1.289         $1.211         $1.128
  Accumulation Unit Value at end of
   period                                 $1.381         $1.419         $1.352         $1.289         $1.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,764          2,502          2,625          2,518          2,610
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.432        $11.977        $11.538        $10.947        $10.306
  Accumulation Unit Value at end of
   period                                $11.971        $12.432        $11.977        $11.538        $10.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PIONEER FUND VCT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.143         $1.052         $1.115         $0.974         $0.789
  Accumulation Unit Value at end of
   period                                 $1.503         $1.143         $1.052         $1.115         $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              9             12             44             49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.105        $13.114        $14.044        $12.406        $10.153
  Accumulation Unit Value at end of
   period                                $18.349        $14.105        $13.114        $14.044        $12.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.400        $12.705        $11.776         $9.501
  Accumulation Unit Value at end of
   period                                 $8.097        $15.400        $12.705        $11.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                332            302            147             28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
STERLING CAPITAL EQUITY INCOME VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.714         $1.842         $1.536         $1.437
  Accumulation Unit Value at end of
   period                                 $1.060         $1.714         $1.842         $1.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,080          1,063            254             72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
STERLING CAPITAL SPECIAL OPPORTUNITIES
 VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.757         $1.567         $1.271         $1.178
  Accumulation Unit Value at end of
   period                                 $1.151         $1.757         $1.567         $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,842          3,517          1,598            618
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
STERLING CAPITAL TOTAL RETURN BOND VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.103         $1.048         $1.025         $1.020
  Accumulation Unit Value at end of
   period                                 $1.128         $1.103         $1.048         $1.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,173          1,239            932            525
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PIONEER FUND VCT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.216         $1.174         $1.021         $0.995
  Accumulation Unit Value at end of
   period                                 $0.789         $1.216         $1.174         $1.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             57             57             46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-14

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.699         $1.512         $1.754              -              -
  Accumulation Unit Value at end of
   period                                 $2.015         $1.699         $1.512              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            246            253            251              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.262        $11.925        $13.979              -              -
  Accumulation Unit Value at end of
   period                                $15.560        $13.262        $11.925              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.283         $1.075         $1.149         $0.970         $0.682
  Accumulation Unit Value at end of
   period                                 $1.779         $1.283         $1.075         $1.149         $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109             95             57             67             73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.198        $16.252        $17.554        $14.979        $10.636
  Accumulation Unit Value at end of
   period                                $26.334        $19.198        $16.252        $17.554        $14.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.010        $10.491        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.552        $12.010        $10.491              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             11              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.842        $10.453        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.174        $11.842        $10.453              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.935        $12.103        $12.799        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.253        $12.935        $12.103        $12.799              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             41             54             65              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.606        $11.920        $12.738        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.567        $12.606        $11.920        $12.738              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.947         $0.856         $0.816         $0.723
  Accumulation Unit Value at end of
   period                                 $0.682         $0.947         $0.856         $0.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.688        $11.226        $12.218        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.429        $12.688        $11.226        $12.218              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            126            152            169              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.366        $11.056        $12.160        $10.000              -
  Accumulation Unit Value at end of
   period                                $13.915        $12.366        $11.056        $12.160              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.738         $1.578         $1.490         $1.310         $1.059
  Accumulation Unit Value at end of
   period                                 $2.062         $1.738         $1.578         $1.490         $1.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                495            588            604            662            785
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.537        $16.083        $15.355        $13.634        $11.140
  Accumulation Unit Value at end of
   period                                $20.580        $17.537        $16.083        $15.355        $13.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.826         $0.756         $0.789         $0.727         $0.634
  Accumulation Unit Value at end of
   period                                 $1.092         $0.826         $0.756         $0.789         $0.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                504            617            775            833          1,104
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.720        $11.772        $12.413        $11.550        $10.182
  Accumulation Unit Value at end of
   period                                $16.642        $12.720        $11.772        $12.413        $11.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.309         $1.195         $1.129         $1.022         $0.850
  Accumulation Unit Value at end of
   period                                 $1.602         $1.309         $1.195         $1.129         $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                342            519            594            666            818
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.487        $14.297        $13.651        $12.482        $10.492
  Accumulation Unit Value at end of
   period                                $18.757        $15.487        $14.297        $13.651        $12.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.431        $11.914        $13.626        $12.624         $9.568
  Accumulation Unit Value at end of
   period                                $16.318        $13.431        $11.914        $13.626        $12.624
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             57             68             76             76
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.359        $12.872        $14.877        $13.929        $10.668
  Accumulation Unit Value at end of
   period                                $17.265        $14.359        $12.872        $14.877        $13.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.489         $1.605         $1.393         $1.335
  Accumulation Unit Value at end of
   period                                 $1.059         $1.489         $1.605         $1.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                841            975            591            174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.033         $0.911         $0.855         $0.824
  Accumulation Unit Value at end of
   period                                 $0.634         $1.033         $0.911         $0.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,175            916            388             86
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.383         $1.386         $1.245         $1.203
  Accumulation Unit Value at end of
   period                                 $0.850         $1.383         $1.386         $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                897            885            627            198
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.282        $14.476        $11.644        $10.099
  Accumulation Unit Value at end of
   period                                 $9.568        $16.282        $14.476        $11.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             82             45              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-16

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.905         $1.681         $1.749         $1.441         $1.086
  Accumulation Unit Value at end of
   period                                 $2.492         $1.905         $1.681         $1.749         $1.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                651            852            650            669            762
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.593        $15.695        $16.501        $13.736        $10.461
  Accumulation Unit Value at end of
   period                                $22.776        $17.593        $15.695        $16.501        $13.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.510        $12.244        $11.763        $11.344        $10.881
  Accumulation Unit Value at end of
   period                                $12.158        $12.510        $12.244        $11.763        $11.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             48             53             55             52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.239        $11.116        $10.792        $10.518        $10.195
  Accumulation Unit Value at end of
   period                                $10.809        $11.239        $11.116        $10.792        $10.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.466         $1.387         $1.313         $1.237         $0.938
  Accumulation Unit Value at end of
   period                                 $1.803         $1.466         $1.387         $1.313         $1.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            186            213            223            246
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.219        $14.548        $13.920        $13.256        $10.160
  Accumulation Unit Value at end of
   period                                $18.527        $15.219        $14.548        $13.920        $13.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.734         $1.430         $1.460         $1.140         $0.867
  Accumulation Unit Value at end of
   period                                 $2.262         $1.734         $1.430         $1.460         $1.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                508            769            932          1,059          1,168
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.341        $16.956        $17.493        $13.797        $10.608
  Accumulation Unit Value at end of
   period                                $26.251        $20.341        $16.956        $17.493        $13.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.243        $15.674        $15.788        $11.783         $8.495
  Accumulation Unit Value at end of
   period                                $25.934        $18.243        $15.674        $15.788        $11.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.019        $18.250        $18.577        $14.011        $10.208
  Accumulation Unit Value at end of
   period                                $29.569        $21.019        $18.250        $18.577        $14.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.796         $1.670         $1.576         $1.378
  Accumulation Unit Value at end of
   period                                 $1.086         $1.796         $1.670         $1.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                832            837            556            156
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.776        $10.488        $10.019        $10.036
  Accumulation Unit Value at end of
   period                                $10.881        $10.776        $10.488        $10.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             63             29              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.638         $1.519         $1.285         $1.132
  Accumulation Unit Value at end of
   period                                 $0.938         $1.638         $1.519         $1.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                275            295            101             15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.493         $1.356         $1.308         $1.088
  Accumulation Unit Value at end of
   period                                 $0.867         $1.493         $1.356         $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,216          1,168            965            234
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.444        $12.771        $11.269        $10.526
  Accumulation Unit Value at end of
   period                                 $8.495        $15.444        $12.771        $11.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.494         $1.337         $1.270         $1.134         $0.993
  Accumulation Unit Value at end of
   period                                 $1.766         $1.494         $1.337         $1.270         $1.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.034        $13.596        $13.052        $11.778        $10.428
  Accumulation Unit Value at end of
   period                                $17.595        $15.034        $13.596        $13.052        $11.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.789        $10.508        $12.206        $10.088              -
  Accumulation Unit Value at end of
   period                                $13.929        $11.789        $10.508        $12.206              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.481        $10.342        $12.139        $10.081              -
  Accumulation Unit Value at end of
   period                                $13.423        $11.481        $10.342        $12.139              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.344         $1.138         $1.177         $1.046         $0.905
  Accumulation Unit Value at end of
   period                                 $1.732         $1.344         $1.138         $1.177         $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.477        $12.388        $12.942        $11.623        $10.167
  Accumulation Unit Value at end of
   period                                $18.455        $14.477        $12.388        $12.942        $11.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.030        $11.788        $12.624        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.401        $14.030        $11.788        $12.624              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.673        $11.610        $12.564        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.711        $13.673        $11.610        $12.564              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.418         $1.333         $1.202         $1.129
  Accumulation Unit Value at end of
   period                                 $0.993         $1.418         $1.333         $1.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.441         $1.418         $1.210         $1.148
  Accumulation Unit Value at end of
   period                                 $0.905         $1.441         $1.418         $1.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-18

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.341        $12.558        $13.445        $10.990         $7.525
  Accumulation Unit Value at end of
   period                                $18.527        $14.341        $12.558        $13.445        $10.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.908        $16.731        $18.103        $14.953        $10.346
  Accumulation Unit Value at end of
   period                                $24.172        $18.908        $16.731        $18.103        $14.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.761         $1.651         $1.751         $1.397         $0.926
  Accumulation Unit Value at end of
   period                                 $2.615         $1.761         $1.651         $1.751         $1.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.667        $18.637        $19.970        $16.103        $10.783
  Accumulation Unit Value at end of
   period                                $28.904        $19.667        $18.637        $19.970        $16.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.143        $12.550        $13.689        $11.810         $7.458
  Accumulation Unit Value at end of
   period                                $16.044        $14.143        $12.550        $13.689        $11.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.071        $17.101        $18.851        $16.435        $10.488
  Accumulation Unit Value at end of
   period                                $21.408        $19.071        $17.101        $18.851        $16.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.675         $1.597         $1.492         $1.409         $1.273
  Accumulation Unit Value at end of
   period                                 $1.616         $1.675         $1.597         $1.492         $1.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.076        $12.598        $11.889        $11.352        $10.360
  Accumulation Unit Value at end of
   period                                $12.481        $13.076        $12.598        $11.889        $11.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.707        $12.054        $10.866        $10.332
  Accumulation Unit Value at end of
   period                                 $7.525        $12.707        $12.054        $10.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.599         $1.421         $1.171         $0.976
  Accumulation Unit Value at end of
   period                                 $0.926         $1.599         $1.421         $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.606        $13.859        $12.115        $10.827
  Accumulation Unit Value at end of
   period                                 $7.458        $13.606        $13.859        $12.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.258         $1.198         $1.167         $1.162
  Accumulation Unit Value at end of
   period                                 $1.273         $1.258         $1.198         $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -



(a)  Inception date July 15, 2013.

                                                                   APP II-19

-------------------------------------------------------------------------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.423        $11.084        $11.566        $10.607         $8.622
  Accumulation Unit Value at end of
   period                                $14.280        $12.423        $11.084        $11.566        $10.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                555          1,322          1,537          1,736          1,963
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.516        $13.088        $13.801        $12.791        $10.506
  Accumulation Unit Value at end of
   period                                $16.511        $14.516        $13.088        $13.801        $12.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              3              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.696         $6.756         $8.140         $7.312         $5.312
  Accumulation Unit Value at end of
   period                                 $8.622         $7.696         $6.756         $8.140         $7.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                182            269            304            318            270
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.909        $13.225        $16.103        $14.618        $10.732
  Accumulation Unit Value at end of
   period                                $16.527        $14.909        $13.225        $16.103        $14.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.784         $7.781         $9.770         $9.476         $7.134
  Accumulation Unit Value at end of
   period                                $10.657         $8.784         $7.781         $9.770         $9.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,757          3,600          3,824          3,740          3,933
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.527        $11.214        $14.229        $13.946        $10.611
  Accumulation Unit Value at end of
   period                                $15.040        $12.527        $11.214        $14.229        $13.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              2              1              1
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.225        $12.147        $13.446        $10.745         $7.619
  Accumulation Unit Value at end of
   period                                $19.356        $14.225        $12.147        $13.446        $10.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                289            388            434            500            494
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.551        $16.870        $18.873        $15.240        $10.920
  Accumulation Unit Value at end of
   period                                $26.325        $19.551        $16.870        $18.873        $15.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              2              1              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.496        $12.009        $10.679         $9.745
  Accumulation Unit Value at end of
   period                                 $8.622        $12.496        $12.009        $10.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,135          1,339            513             50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.530        $10.372              -              -
  Accumulation Unit Value at end of
   period                                 $5.312        $10.530              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184              9              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.448        $14.800        $11.080         $9.323
  Accumulation Unit Value at end of
   period                                 $7.134        $15.448        $14.800        $11.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,375          3,492          2,034            460
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.995        $11.951        $10.586         $9.420
  Accumulation Unit Value at end of
   period                                 $7.619        $11.995        $11.951        $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                479            474            245             73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-20

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.778         $8.561         $9.000         $8.171         $6.829
  Accumulation Unit Value at end of
   period                                $13.194         $9.778         $8.561         $9.000         $8.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                813          1,661          1,980          2,118          2,274
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.306        $12.657        $13.446        $12.337        $10.419
  Accumulation Unit Value at end of
   period                                $19.102        $14.306        $12.657        $13.446        $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              1              1              1
FIDELITYVIP CONTRAFUNDPORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.046        $12.233        $12.729        $11.012         $8.223
  Accumulation Unit Value at end of
   period                                $18.183        $14.046        $12.233        $12.729        $11.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,154          8,898          9,977         11,015         11,971
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.732        $14.727        $15.486        $13.539        $10.216
  Accumulation Unit Value at end of
   period                                $21.435        $16.732        $14.727        $15.486        $13.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             14             10             10              7
FIDELITYVIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.082         $8.342         $8.679         $7.441         $5.543
  Accumulation Unit Value at end of
   period                                $13.779        $10.082         $8.342         $8.679         $7.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123            153             39             47             17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.407        $15.392        $16.182        $14.020        $10.555
  Accumulation Unit Value at end of
   period                                $24.895        $18.407        $15.392        $16.182        $14.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.740        $10.146        $10.196         $8.975         $6.990
  Accumulation Unit Value at end of
   period                                $14.836        $11.740        $10.146        $10.196         $8.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,014          1,741          1,958          2,082          2,202
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.508        $14.416        $14.641        $13.024        $10.250
  Accumulation Unit Value at end of
   period                                $20.643        $16.508        $14.416        $14.641        $13.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              1              2              1
FIDELITYVIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.689        $11.219        $11.353         $9.272         $7.329
  Accumulation Unit Value at end of
   period                                $17.059        $12.689        $11.219        $11.353         $9.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                399            599            641            718            758
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.727        $14.946        $15.284        $12.613        $10.076
  Accumulation Unit Value at end of
   period                                $22.254        $16.727        $14.946        $15.284        $12.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              1              1              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.711        $12.361        $10.332         $9.634
  Accumulation Unit Value at end of
   period                                 $6.829        $11.711        $12.361        $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,377          1,839          1,007            257
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITYVIP CONTRAFUNDPORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.515        $12.517        $11.363         $9.570
  Accumulation Unit Value at end of
   period                                 $8.223        $14.515        $12.517        $11.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,193         11,869          6,355            966
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITYVIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.560         $9.648              -              -
  Accumulation Unit Value at end of
   period                                 $5.543         $9.560              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.365        $12.351        $10.417         $9.551
  Accumulation Unit Value at end of
   period                                 $6.990        $12.365        $12.351        $10.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,352          1,927          1,156            304
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITYVIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.071        $11.238        $10.667         $9.560
  Accumulation Unit Value at end of
   period                                 $7.329        $14.071        $11.238        $10.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                793            777            512            111
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
FIDELITYVIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.871        $13.131        $14.900        $11.723         $8.485
  Accumulation Unit Value at end of
   period                                $19.974        $14.871        $13.131        $14.900        $11.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,070          1,726          1,932          2,144          2,254
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.643        $15.743        $18.053        $14.353        $10.499
  Accumulation Unit Value at end of
   period                                $23.450        $17.643        $15.743        $18.053        $14.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              -              1
FIDELITYVIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.172        $10.486        $11.661         $9.337         $6.010
  Accumulation Unit Value at end of
   period                                $16.951        $13.172        $10.486        $11.661         $9.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            216            216            243            252
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.578        $18.164        $20.413        $16.517        $10.744
  Accumulation Unit Value at end of
   period                                $28.753        $22.578        $18.164        $20.413        $16.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.353         $1.222         $1.213         $1.095         $0.850
  Accumulation Unit Value at end of
   period                                 $1.621         $1.353         $1.222         $1.213         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,986          8,685          9,481          9,850          7,537
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.816        $14.432        $14.485        $13.204        $10.360
  Accumulation Unit Value at end of
   period                                $18.750        $15.816        $14.432        $14.485        $13.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              2              2              2
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.565        $10.740        $12.264        $10.648         $7.394
  Accumulation Unit Value at end of
   period                                $17.275        $12.565        $10.740        $12.264        $10.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,177          1,146          1,314          1,387          1,248
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.016        $14.699        $16.960        $14.882        $10.443
  Accumulation Unit Value at end of
   period                                $23.151        $17.016        $14.699        $16.960        $14.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.268         $1.090         $1.090         $0.967         $0.779
  Accumulation Unit Value at end of
   period                                 $1.702         $1.268         $1.090         $1.090         $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,051         36,010         44,042         50,514         55,672
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.279        $14.148        $14.298        $12.816        $10.427
  Accumulation Unit Value at end of
   period                                $21.629        $16.279        $14.148        $14.298        $12.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6              4              5              1

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
FIDELITYVIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.212        $12.465        $11.218         $9.325
  Accumulation Unit Value at end of
   period                                 $8.485        $14.212        $12.465        $11.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,413          2,360          1,513            331
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITYVIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.480        $11.973        $10.440         $8.960
  Accumulation Unit Value at end of
   period                                 $6.010        $12.480        $11.973        $10.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                197            255            100             34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.258         $1.193         $1.090         $1.007
  Accumulation Unit Value at end of
   period                                 $0.850         $1.258         $1.193         $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,626          7,734          5,013          2,478
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.521              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.394              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.256         $1.172         $1.055         $0.967
  Accumulation Unit Value at end of
   period                                 $0.779         $1.256         $1.172         $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             62,692         69,599         46,298         10,141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-22

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.811         $1.613         $1.610         $1.439         $1.168
  Accumulation Unit Value at end of
   period                                 $2.362         $1.811         $1.613         $1.610         $1.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,385         60,756         67,196         73,684         77,188
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.385        $13.845        $13.970        $12.614        $10.343
  Accumulation Unit Value at end of
   period                                $19.855        $15.385        $13.845        $13.970        $12.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             24             19             15              8
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.290         $1.058         $1.243         $1.100         $0.820
  Accumulation Unit Value at end of
   period                                 $1.739         $1.290         $1.058         $1.243         $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                956          1,486          1,478          1,551          1,804
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.894        $13.166        $15.629        $13.984        $10.539
  Accumulation Unit Value at end of
   period                                $21.191        $15.894        $13.166        $15.629        $13.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.441         $8.921         $9.948         $8.674         $6.174
  Accumulation Unit Value at end of
   period                                $13.316        $10.441         $8.921         $9.948         $8.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             43             53             47             35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.996        $14.674        $16.536        $14.571        $10.480
  Accumulation Unit Value at end of
   period                                $21.448        $16.996        $14.674        $16.536        $14.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.471         $1.257         $1.396         $1.183         $0.892
  Accumulation Unit Value at end of
   period                                 $1.970         $1.471         $1.257         $1.396         $1.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,723          2,776          2,811          2,962          2,778
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.462        $14.210        $15.955        $13.663        $10.404
  Accumulation Unit Value at end of
   period                                $21.818        $16.462        $14.210        $15.955        $13.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.867         $1.489         $1.653         $1.422         $1.110
  Accumulation Unit Value at end of
   period                                 $2.506         $1.867         $1.489         $1.653         $1.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,708          7,422          8,452          8,730          9,523
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.011        $13.707        $15.377        $13.370        $10.545
  Accumulation Unit Value at end of
   period                                $22.589        $17.011        $13.707        $15.377        $13.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              4              5              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.748         $1.633         $1.373         $1.274
  Accumulation Unit Value at end of
   period                                 $1.168         $1.748         $1.633         $1.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             81,751         76,301         37,194          5,920
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.746         $1.412         $1.252         $1.106
  Accumulation Unit Value at end of
   period                                 $0.820         $1.746         $1.412         $1.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,017          1,536            800            223
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.486              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.174              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.549         $1.342         $1.298         $1.150
  Accumulation Unit Value at end of
   period                                 $0.892         $1.549         $1.342         $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,970          2,619          1,928            503
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.067         $1.612         $1.456         $1.164
  Accumulation Unit Value at end of
   period                                 $1.110         $2.067         $1.612         $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,438          8,003          4,573            888
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.053         $1.816         $1.755         $1.528         $1.028
  Accumulation Unit Value at end of
   period                                 $2.160         $2.053         $1.816         $1.755         $1.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,302          8,424          8,688          9,317          8,671
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.896        $17.792        $17.372        $15.289        $10.387
  Accumulation Unit Value at end of
   period                                $20.714        $19.896        $17.792        $17.372        $15.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              1              -              -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.169         $1.023         $1.016         $0.896         $0.719
  Accumulation Unit Value at end of
   period                                 $1.525         $1.169         $1.023         $1.016         $0.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,150          2,833          2,557          2,918          3,287
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.880        $14.039        $14.096        $12.559        $10.177
  Accumulation Unit Value at end of
   period                                $20.498        $15.880        $14.039        $14.096        $12.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.492         $1.256         $1.477         $1.305         $0.989
  Accumulation Unit Value at end of
   period                                 $1.793         $1.492         $1.256         $1.477         $1.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,052         17,336         19,669         21,060         14,985
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.479        $13.164        $15.643        $13.967        $10.699
  Accumulation Unit Value at end of
   period                                $18.405        $15.479        $13.164        $15.643        $13.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8              6              3              -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.745        $11.128        $12.310        $10.273              -
  Accumulation Unit Value at end of
   period                                $18.305        $13.745        $11.128        $12.310              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             70             78             62              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.386        $10.951        $12.243        $10.262              -
  Accumulation Unit Value at end of
   period                                $17.640        $13.386        $10.951        $12.243              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.789         $1.565         $1.638         $1.335         $1.044
  Accumulation Unit Value at end of
   period                                 $2.553         $1.789         $1.565         $1.638         $1.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,315          4,913          5,654          6,365          6,865
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.176        $15.183        $16.061        $13.226        $10.458
  Accumulation Unit Value at end of
   period                                $24.259        $17.176        $15.183        $16.061        $13.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              1

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.390         $1.368         $1.245         $1.192
  Accumulation Unit Value at end of
   period                                 $1.028         $1.390         $1.368         $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,072          6,578          3,048            636
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.156         $1.111         $0.974         $0.904
  Accumulation Unit Value at end of
   period                                 $0.719         $1.156         $1.111         $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,902          2,750          1,382            306
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.733         $1.375         $1.118         $0.956
  Accumulation Unit Value at end of
   period                                 $0.989         $1.733         $1.375         $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,268         16,369         10,931          2,537
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.779         $1.575         $1.538              -
  Accumulation Unit Value at end of
   period                                 $1.044         $1.779         $1.575              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,166          3,799            398              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-24

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.479         $9.148         $9.361         $7.525         $5.148
  Accumulation Unit Value at end of
   period                                $14.246        $10.479         $9.148         $9.361         $7.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            188            204            211            524
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.128        $17.757        $18.361        $14.916        $10.312
  Accumulation Unit Value at end of
   period                                $27.077        $20.128        $17.757        $18.361        $14.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.809         $1.559         $1.554         $1.151         $0.860
  Accumulation Unit Value at end of
   period                                 $2.590         $1.809         $1.559         $1.554         $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,468          3,318          4,083          4,141          5,613
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.465        $18.691        $18.839        $14.102        $10.648
  Accumulation Unit Value at end of
   period                                $30.420        $21.465        $18.691        $18.839        $14.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.111         $0.983         $1.005         $0.886         $0.633
  Accumulation Unit Value at end of
   period                                 $1.453         $1.111         $0.983         $1.005         $0.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,522          3,762          4,230          4,632          4,868
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.395        $15.545        $16.067        $14.307        $10.333
  Accumulation Unit Value at end of
   period                                $22.504        $17.395        $15.545        $16.067        $14.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             27             30              -              -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.941         $1.825         $1.726         $1.624         $1.428
  Accumulation Unit Value at end of
   period                                 $1.892         $1.941         $1.825         $1.726         $1.624
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             85,827         81,956         87,189         94,159         97,242
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.365        $12.705        $12.139        $11.541        $10.258
  Accumulation Unit Value at end of
   period                                $12.896        $13.365        $12.705        $12.139        $11.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             63             57             14              8
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.275         $1.243         $1.199         $1.169         $1.144
  Accumulation Unit Value at end of
   period                                 $1.239         $1.275         $1.243         $1.199         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,550         38,307         40,610         44,370         46,307
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.716        $10.564        $10.297        $10.142        $10.028
  Accumulation Unit Value at end of
   period                                $10.307        $10.716        $10.564        $10.297        $10.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              7              6              3              8

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.798         $9.516              -              -
  Accumulation Unit Value at end of
   period                                 $5.148         $9.798              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.391         $1.433         $1.357         $1.155
  Accumulation Unit Value at end of
   period                                 $0.860         $1.391         $1.433         $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,914          3,865          3,006          1,290
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.126         $1.075         $0.949         $0.846
  Accumulation Unit Value at end of
   period                                 $0.633         $1.126         $1.075         $0.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,267          5,153          4,521          1,348
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.564         $1.512         $1.459         $1.449
  Accumulation Unit Value at end of
   period                                 $1.428         $1.564         $1.512         $1.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             99,069         95,170         51,367         11,944
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.164         $1.129         $1.098         $1.095
  Accumulation Unit Value at end of
   period                                 $1.144         $1.164         $1.129         $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             48,733         48,217         24,211          4,626
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.144         $1.157         $1.171         $1.184         $1.197
  Accumulation Unit Value at end of
   period                                 $1.131         $1.144         $1.157         $1.171         $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,913         22,549         19,489         20,708         32,764
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.149         $9.352         $9.560         $9.773         $9.984
  Accumulation Unit Value at end of
   period                                 $8.950         $9.149         $9.352         $9.560         $9.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.505         $1.301         $1.342         $1.184         $0.963
  Accumulation Unit Value at end of
   period                                 $1.963         $1.505         $1.301         $1.342         $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,768         13,049         15,075         16,259         11,244
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.444        $13.495        $14.071        $12.543        $10.310
  Accumulation Unit Value at end of
   period                                $19.934        $15.444        $13.495        $14.071        $12.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              2              2              1
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.441        $13.341        $13.385        $11.082         $8.055
  Accumulation Unit Value at end of
   period                                $20.444        $15.441        $13.341        $13.385        $11.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            269            286            315            323
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.410        $16.948        $17.183        $14.376        $10.560
  Accumulation Unit Value at end of
   period                                $25.432        $19.410        $16.948        $17.183        $14.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              1              1              -
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.253        $14.675        $15.164        $13.259        $10.445
  Accumulation Unit Value at end of
   period                                $23.137        $17.253        $14.675        $15.164        $13.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                451            842          1,005          1,108          1,190
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.636        $14.300        $14.933        $13.194        $10.504
  Accumulation Unit Value at end of
   period                                $22.077        $16.636        $14.300        $14.933        $13.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              1              1              -
INVESCO V.I. GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.258        $15.267        $15.801        $14.247        $11.612
  Accumulation Unit Value at end of
   period                                $22.822        $17.258        $15.267        $15.801        $14.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                374            745            827            917            992
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.760        $13.195        $13.801        $12.575        $10.357
  Accumulation Unit Value at end of
   period                                $19.316        $14.760        $13.195        $13.801        $12.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              1              -              1

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.186         $1.143         $1.104         $1.090
  Accumulation Unit Value at end of
   period                                 $1.197         $1.186         $1.143         $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             62,131         17,091          9,397          1,575
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.477         $1.371         $1.138         $1.056
  Accumulation Unit Value at end of
   period                                 $0.963         $1.477         $1.371         $1.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,935          6,940          1,315            174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.910        $13.060        $10.952         $9.638
  Accumulation Unit Value at end of
   period                                 $8.055        $13.910        $13.060        $10.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                336            297            152             28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.458        $17.045        $14.858        $14.062
  Accumulation Unit Value at end of
   period                                $10.445        $16.458        $17.045        $14.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,336          1,453            935            270
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.328        $17.097        $14.912        $13.595
  Accumulation Unit Value at end of
   period                                $11.612        $17.328        $17.097        $14.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,062          1,097            394             65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-26

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.986              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.934              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                371              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.973              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.873              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.627        $14.047        $13.613        $12.260         $9.234
  Accumulation Unit Value at end of
   period                                $16.711        $15.627        $14.047        $13.613        $12.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                812          1,190          1,265          1,246          1,181
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.049        $15.487        $15.166        $13.804        $10.506
  Accumulation Unit Value at end of
   period                                $18.041        $17.049        $15.487        $15.166        $13.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              4              -              2
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.163        $11.841        $11.954        $10.537         $8.637
  Accumulation Unit Value at end of
   period                                $16.647        $13.163        $11.841        $11.954        $10.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86            101            136            129            129
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.221        $13.836        $14.117        $12.574        $10.415
  Accumulation Unit Value at end of
   period                                $19.049        $15.221        $13.836        $14.117        $12.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.732        $11.190        $12.324        $10.924         $8.805
  Accumulation Unit Value at end of
   period                                $16.343        $12.732        $11.190        $12.324        $10.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94            152            156            178            181
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.039        $12.470        $13.878        $12.432        $10.126
  Accumulation Unit Value at end of
   period                                $17.834        $14.039        $12.470        $13.878        $12.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              -              -              -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.488        $12.338        $13.068        $11.106         $8.918
  Accumulation Unit Value at end of
   period                                $18.102        $13.488        $12.338        $13.068        $11.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                420            254            296            319            329
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.078        $13.939        $14.919        $12.813        $10.397
  Accumulation Unit Value at end of
   period                                $20.026        $15.078        $13.939        $14.919        $12.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  ----------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.327        $10.790         $9.984         $9.568
  Accumulation Unit Value at end of
   period                                 $9.234        $11.327        $10.790         $9.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,101            902            373             72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.837        $11.607        $10.249         $9.649
  Accumulation Unit Value at end of
   period                                 $8.637        $11.837        $11.607        $10.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                128            149             63             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.962        $11.847        $10.613        $10.000
  Accumulation Unit Value at end of
   period                                 $8.805        $12.962        $11.847        $10.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                161            143             70             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.647        $11.987        $10.577         $9.516
  Accumulation Unit Value at end of
   period                                 $8.918        $12.647        $11.987        $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                366            282            179             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-27

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.706         $9.661        $10.406         $8.965         $7.627
  Accumulation Unit Value at end of
   period                                $14.382        $10.706         $9.661        $10.406         $8.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,736          4,139          4,546          5,078          5,542
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.921        $12.696        $13.819        $12.031        $10.344
  Accumulation Unit Value at end of
   period                                $18.508        $13.921        $12.696        $13.819        $12.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              5              5              5              5
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.474        $10.198        $10.460         $9.695         $6.803
  Accumulation Unit Value at end of
   period                                $14.681        $11.474        $10.198        $10.460         $9.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                705          1,349          1,528          1,730          1,904
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.603        $14.913        $15.457        $14.478        $10.266
  Accumulation Unit Value at end of
   period                                $21.022        $16.603        $14.913        $15.457        $14.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              1
OPPENHEIMER DISCOVERY MID CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.150         $9.710         $9.741         $7.749         $5.926
  Accumulation Unit Value at end of
   period                                $14.950        $11.150         $9.710         $9.741         $7.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            167            227            118             87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.683        $16.440        $16.667        $13.398        $10.355
  Accumulation Unit Value at end of
   period                                $24.788        $18.683        $16.440        $16.667        $13.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.047        $11.748        $12.992        $11.359         $8.245
  Accumulation Unit Value at end of
   period                                $17.635        $14.047        $11.748        $12.992        $11.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,866          5,003          5,657          6,172          6,700
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.398        $14.704        $16.433        $14.519        $10.650
  Accumulation Unit Value at end of
   period                                $21.614        $17.398        $14.704        $16.433        $14.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15              5              6              5              5
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.188        $10.573        $10.729         $9.370         $7.405
  Accumulation Unit Value at end of
   period                                $15.837        $12.188        $10.573        $10.729         $9.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            196            202            210            229
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.421        $14.396        $14.762        $13.029        $10.405
  Accumulation Unit Value at end of
   period                                $21.115        $16.421        $14.396        $14.762        $13.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.136        $11.868        $10.237         $9.590
  Accumulation Unit Value at end of
   period                                 $7.627        $12.136        $11.868        $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,943          5,506          2,559            237
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.665        $11.252        $10.570         $9.704
  Accumulation Unit Value at end of
   period                                 $6.803        $12.665        $11.252        $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,094          1,429            750            169
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER DISCOVERY MID CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.804        $11.260        $11.091         $9.491
  Accumulation Unit Value at end of
   period                                 $5.926        $11.804        $11.260        $11.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87             70             50              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.978        $13.329        $11.488         $9.615
  Accumulation Unit Value at end of
   period                                 $8.245        $13.978        $13.329        $11.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,365          6,880          3,219            319
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.205        $11.854        $10.449         $9.600
  Accumulation Unit Value at end of
   period                                 $7.405        $12.205        $11.854        $10.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                251            252            157             25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-28

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.683        $11.763        $12.189        $10.020         $7.405
  Accumulation Unit Value at end of
   period                                $19.022        $13.683        $11.763        $12.189        $10.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                756          1,431          1,698          1,877          2,102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.136        $16.624        $17.408        $14.461        $10.799
  Accumulation Unit Value at end of
   period                                $26.325        $19.136        $16.624        $17.408        $14.461
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              1
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.912        $20.782        $21.710        $19.491        $12.691
  Accumulation Unit Value at end of
   period                                $24.420        $22.912        $20.782        $21.710        $19.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                580            903            950          1,005          1,013
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.070        $16.563        $17.486        $15.864        $10.438
  Accumulation Unit Value at end of
   period                                $19.058        $18.070        $16.563        $17.486        $15.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.404        $14.757        $14.646        $13.157        $10.443
  Accumulation Unit Value at end of
   period                                $22.782        $17.404        $14.757        $14.646        $13.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140            144            146            120            130
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.672        $14.285        $14.327        $13.006        $10.432
  Accumulation Unit Value at end of
   period                                $21.596        $16.672        $14.285        $14.327        $13.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.261        $11.021        $10.848         $9.902         $7.973
  Accumulation Unit Value at end of
   period                                $14.314        $12.261        $11.021        $10.848         $9.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74            114            148            122            152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.248        $13.851        $13.778        $12.709        $10.341
  Accumulation Unit Value at end of
   period                                $17.616        $15.248        $13.851        $13.778        $12.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              1              1              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $42.006        $37.208        $37.797        $33.337        $24.942
  Accumulation Unit Value at end of
   period                                $49.620        $42.006        $37.208        $37.797        $33.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             74             77             71             53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.874        $15.104        $15.505        $13.820        $10.449
  Accumulation Unit Value at end of
   period                                $19.724        $16.874        $15.104        $15.505        $13.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.082        $12.394        $10.935         $9.307
  Accumulation Unit Value at end of
   period                                 $7.405        $12.082        $12.394        $10.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,342          2,202          1,196            197
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.556        $18.026        $17.155        $16.833
  Accumulation Unit Value at end of
   period                                $12.691        $18.556        $18.026        $17.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                949            982            434             72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.606        $13.634        $12.322        $11.784
  Accumulation Unit Value at end of
   period                                 $7.973        $13.606        $13.634        $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                181            168             76             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.839        $37.184        $33.329        $31.221
  Accumulation Unit Value at end of
   period                                $24.942        $37.839        $37.184        $33.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             57             22             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-29

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $53.481        $45.409        $48.171        $42.602        $33.198
  Accumulation Unit Value at end of
   period                                $71.732        $53.481        $45.409        $48.171        $42.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             37             40             42             43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.843        $13.594        $14.573        $13.024        $10.256
  Accumulation Unit Value at end of
   period                                $21.027        $15.843        $13.594        $14.573        $13.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              1              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.275        $15.993        $19.476        $17.906        $14.533
  Accumulation Unit Value at end of
   period                                $24.404        $19.275        $15.993        $19.476        $17.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                439            845            968            949          1,031
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.592        $11.397        $14.026        $13.031        $10.688
  Accumulation Unit Value at end of
   period                                $17.029        $13.592        $11.397        $14.026        $13.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              1              1
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.056         $5.864         $6.880         $6.497         $5.208
  Accumulation Unit Value at end of
   period                                 $8.524         $7.056         $5.864         $6.880         $6.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                356             42             33             20             26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.959        $11.725        $13.902        $13.266        $10.747
  Accumulation Unit Value at end of
   period                                $16.689        $13.959        $11.725        $13.902        $13.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.340         $8.953         $9.053         $8.038         $6.216
  Accumulation Unit Value at end of
   period                                $13.812        $10.340         $8.953         $9.053         $8.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                534          1,107          1,329          1,455          1,604
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.245        $14.214        $14.524        $13.033        $10.184
  Accumulation Unit Value at end of
   period                                $21.473        $16.245        $14.214        $14.524        $13.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              1
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.427        $11.632        $12.397        $10.731              -
  Accumulation Unit Value at end of
   period                                $18.110        $13.427        $11.632        $12.397              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                213             27             29             38              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.100        $11.469        $12.352        $10.723              -
  Accumulation Unit Value at end of
   period                                $17.485        $13.100        $11.469        $12.352              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $54.781        $58.976        $51.469        $47.731
  Accumulation Unit Value at end of
   period                                $33.198        $54.781        $58.976        $51.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             55             19              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.230        $24.485        $19.393        $16.958
  Accumulation Unit Value at end of
   period                                $14.533        $26.230        $24.485        $19.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,184          1,041            660            157
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.761         $9.871              -              -
  Accumulation Unit Value at end of
   period                                 $5.208         $9.761              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.401        $11.094         $9.850         $8.708
  Accumulation Unit Value at end of
   period                                 $6.216        $10.401        $11.094         $9.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,727            778             64              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-30

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.486        $21.083        $22.385        $17.973        $13.823
  Accumulation Unit Value at end of
   period                                $33.794        $24.486        $21.083        $22.385        $17.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                226            484            577            640            714
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.187        $15.824        $16.979        $13.776        $10.707
  Accumulation Unit Value at end of
   period                                $24.838        $18.187        $15.824        $16.979        $13.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              1              -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $63.354        $56.104        $69.084        $57.851        $35.706
  Accumulation Unit Value at end of
   period                                $90.015        $63.354        $56.104        $69.084        $57.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             21             28             26             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.872        $15.994        $19.903        $16.842        $10.505
  Accumulation Unit Value at end of
   period                                $25.129        $17.872        $15.994        $19.903        $16.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              -              -              -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.445        $15.570        $19.263        $16.382         $9.741
  Accumulation Unit Value at end of
   period                                $18.034        $18.445        $15.570        $19.263        $16.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            416            453            526            529
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.392        $16.541        $20.681        $17.773        $10.679
  Accumulation Unit Value at end of
   period                                $18.761        $19.392        $16.541        $20.681        $17.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.210        $15.114        $16.471        $12.596         $8.097
  Accumulation Unit Value at end of
   period                                $22.031        $16.210        $15.114        $16.471        $12.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            252            308            320            338
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.740        $18.599        $20.483        $15.830        $10.283
  Accumulation Unit Value at end of
   period                                $26.549        $19.740        $18.599        $20.483        $15.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.243        $15.674        $15.788        $11.783         $8.495
  Accumulation Unit Value at end of
   period                                $25.934        $18.243        $15.674        $15.788        $11.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8             11             11              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.019        $18.250        $18.577        $14.011        $10.208
  Accumulation Unit Value at end of
   period                                $29.569        $21.019        $18.250        $18.577        $14.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.059        $26.725        $23.048        $20.156
  Accumulation Unit Value at end of
   period                                $13.823        $23.059        $26.725        $23.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                793            854            520             98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $57.361        $54.989        $52.757        $46.664
  Accumulation Unit Value at end of
   period                                $35.706        $57.361        $54.989        $52.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             12             10              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.779        $16.405        $12.098         $9.039
  Accumulation Unit Value at end of
   period                                 $9.741        $22.779        $16.405        $12.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                461            405            197             45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.400        $12.705        $11.776         $9.501
  Accumulation Unit Value at end of
   period                                 $8.097        $15.400        $12.705        $11.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                332            302            147             28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.444        $12.771        $11.269        $10.526
  Accumulation Unit Value at end of
   period                                 $8.495        $15.444        $12.771        $11.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              5              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.494         $1.337         $1.270         $1.134         $0.993
  Accumulation Unit Value at end of
   period                                 $1.766         $1.494         $1.337         $1.270         $1.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             56             50             80             81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.034        $13.596        $13.052        $11.778        $10.428
  Accumulation Unit Value at end of
   period                                $17.595        $15.034        $13.596        $13.052        $11.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.789        $10.508        $12.206        $10.088              -
  Accumulation Unit Value at end of
   period                                $13.929        $11.789        $10.508        $12.206              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.481        $10.342        $12.139        $10.081              -
  Accumulation Unit Value at end of
   period                                $13.423        $11.481        $10.342        $12.139              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.344         $1.138         $1.177         $1.046         $0.905
  Accumulation Unit Value at end of
   period                                 $1.732         $1.344         $1.138         $1.177         $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                558            640            777            868              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.477        $12.388        $12.942        $11.623        $10.167
  Accumulation Unit Value at end of
   period                                $18.455        $14.477        $12.388        $12.942        $11.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.030        $11.788        $12.624        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.401        $14.030        $11.788        $12.624              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             66             66             79              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.673        $11.610        $12.564        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.711        $13.673        $11.610        $12.564              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.418         $1.333         $1.202         $1.129
  Accumulation Unit Value at end of
   period                                 $0.993         $1.418         $1.333         $1.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             85             61              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.441         $1.418         $1.210         $1.148
  Accumulation Unit Value at end of
   period                                 $0.905         $1.441         $1.418         $1.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              5              5              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-32

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.341        $12.558        $13.445        $10.990         $7.525
  Accumulation Unit Value at end of
   period                                $18.527        $14.341        $12.558        $13.445        $10.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9             10              7              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.908        $16.731        $18.103        $14.953        $10.346
  Accumulation Unit Value at end of
   period                                $24.172        $18.908        $16.731        $18.103        $14.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.761         $1.651         $1.751         $1.397         $0.926
  Accumulation Unit Value at end of
   period                                 $2.615         $1.761         $1.651         $1.751         $1.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                333            416            485            569            630
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.667        $18.637        $19.970        $16.103        $10.783
  Accumulation Unit Value at end of
   period                                $28.904        $19.667        $18.637        $19.970        $16.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.143        $12.550        $13.689        $11.810         $7.458
  Accumulation Unit Value at end of
   period                                $16.044        $14.143        $12.550        $13.689        $11.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              2              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.071        $17.101        $18.851        $16.435        $10.488
  Accumulation Unit Value at end of
   period                                $21.408        $19.071        $17.101        $18.851        $16.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.675         $1.597         $1.492         $1.409         $1.273
  Accumulation Unit Value at end of
   period                                 $1.616         $1.675         $1.597         $1.492         $1.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                376            389            380            356            308
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.076        $12.598        $11.889        $11.352        $10.360
  Accumulation Unit Value at end of
   period                                $12.481        $13.076        $12.598        $11.889        $11.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.707        $12.054        $10.866        $10.332
  Accumulation Unit Value at end of
   period                                 $7.525        $12.707        $12.054        $10.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             31              5              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.599         $1.421         $1.171         $0.976
  Accumulation Unit Value at end of
   period                                 $0.926         $1.599         $1.421         $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                731            561            168             36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.606        $13.859        $12.115        $10.827
  Accumulation Unit Value at end of
   period                                 $7.458        $13.606        $13.859        $12.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              6              5              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.258         $1.198         $1.167         $1.162
  Accumulation Unit Value at end of
   period                                 $1.273         $1.258         $1.198         $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                227            120             75              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -






(a)  Inception date July 15, 2013.

                    APP A-1

--------------------------------------------------------------------------------

APPENDIX A - PRODUCT COMPARISON INFORMATION

In addition to the variable annuity Contract described in this prospectus, we sold other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the "Director M" and "Leaders" suites of variable annuities generally relate to the investment options offered and mortality expense risk charges. We offered three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). We have not included information regarding our Edge Contract because it was offered through a very limited number of Financial Intermediaries.

Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten by Hartford Securities Distribution Company, Inc. Member SIPC.

I. KEY DIFFERENCES

              MINIMUM INITIAL
                  PREMIUM
                           NON-
          QUALIFIED      QUALIFIED
CONTRACT  CONTRACT       CONTRACT                           SALES CHARGE
----------------------------------------------------------------------------------------
ACCESS     $10,000        $2,000                                                 None
CORE       $1,000         $1,000    Year      1        2        3        4        5
                                    CDSC(2)  7%       7%       7%       6%       5%
OUTLOOK    $10,000        $2,000    Year      1        2        3        4       5+
                                    CDSC(2)  7%       6%       5%       4%       0%
PLUS       $10,000        $2,000    Year      1        2        3        4        5
                                    CDSC(2)  8%       8%       8%       8%       7%


                                          MORTALITY &                    MAXIMUM
                                          EXPENSE RISK     PAYMENT       UP-FRONT
CONTRACT           SALES CHARGE            CHARGE(1)     ENHANCEMENT    COMMISSION
--------  -------------------------------------------------------------------------
ACCESS                                       1.45%           No             2%
CORE       6        7       8+
          4%       3%       0%               0.95%           No             7%
OUTLOOK
                                             1.40%           No           5.75%
PLUS       6        7        8       9+
          6%       5%       4%       0%      1.40%         Yes(3)          6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

(2) Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount
     (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

(3) We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Free Look" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

APP A-2

--------------------------------------------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount - During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

- Exchanges - As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

  For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions - This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

                                                                     APP A-3

-------------------------------------------------------------------------------

II. INVESTMENT OPTIONS (STANDARD)


The standard investment options listed below are available to the following contracts: The Director M, Director M Platinum, AmSouth Variable Annuity M, The Director M Select, The Huntington Director M, Fifth Third Director M, Wells Fargo Director M, Classic Director M and Director M Ultra.



FUNDING OPTION                                     INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. American Value Fund -           Seeks above-average total return over        Invesco Advisers, Inc.
  Series II (1)                               a market cycle of three to five years
                                              by investing in common stocks and
                                              other equity securities
 Invesco V.I. Comstock Fund - Series II       Seeks capital growth and income              Invesco Advisers, Inc.
  (2)                                         through investments in equity
                                              securities, including common stocks,
                                              preferred stocks and securities
                                              convertible into common and preferred
                                              stocks
 Invesco V.I. Growth and Income Fund -        Seeks long-term growth of capital and        Invesco Advisers, Inc.
  Series II (3)                               income
 Invesco V.I. Money Market Fund -             Seeks to provide current income              Invesco Advisers, Inc.
  Series I*                                   consistent with preservation of
                                              capital and liquidity
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International          Seeks long-term growth of capital            ABIS - AllianceBernstein Investor
  Growth Portfolio - Class B                                                               Services, Inc.
 AllianceBernstein VPS International          Seeks long-term growth of capital            ABIS - AllianceBernstein Investor
  Value Portfolio - Class B                                                                Services, Inc.
 AllianceBernstein VPS Small/Mid Cap          Seeks long-term growth of capital            ABIS - AllianceBernstein Investor
  Value Portfolio - Class B                                                                Services, Inc.
 AllianceBernstein VPS Value Portfolio        Seeks long-term growth of capital            ABIS - AllianceBernstein Investor
  - Class B                                                                                Services, Inc.
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)                Seeks long-term capital appreciation         Fidelity Management & Research Company
  Portfolio - Service Class 2                                                              Sub-advised by FMR Co., Inc. and other
                                                                                           Fidelity affiliates
 Fidelity(R) VIP Dynamic Capital              Seeks capital appreciation                   Fidelity Management & Research Company
  Appreciation Portfolio - Service                                                         Sub-advised by FMR Co., Inc. and other
  Class 2                                                                                  Fidelity affiliates
 Fidelity(R) VIP Equity-Income                Seeks reasonable income. Fund will           Fidelity Management & Research Company
  Portfolio - Service Class 2                 also consider potential for capital          Sub-advised by FMR Co., Inc. and other
                                              appreciation                                 Fidelity affiliates
 Fidelity(R) VIP Growth Portfolio -           Seeks to achieve capital appreciation        Fidelity Management & Research Company
  Service Class 2                                                                          Sub-advised by FMR Co., Inc. and other
                                                                                           Fidelity affiliates
 Fidelity(R) VIP Mid Cap Portfolio -          Seeks long-term growth of capital            Fidelity Management & Research Company
  Service Class 2                                                                          Sub-advised by FMR Co., Inc. and other
                                                                                           Fidelity affiliates

APP A-4

-------------------------------------------------------------------------------


FUNDING OPTION                                     INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Value Strategies             Seeks capital appreciation                   Fidelity Management & Research Company
  Portfolio - Service Class 2                                                              Sub-advised by FMR Co., Inc. and other
                                                                                           Fidelity affiliates
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund       Seeks capital appreciation                   Hartford Funds Management Company, LLC
  - Class IA                                                                               Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Small/Mid Cap Equity HLS Fund       Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  - Class IA                                                                               Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford SmallCap Growth HLS Fund -          Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IA                                                                                 Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford U.S. Government Securities          Seeks to maximize total return while         Hartford Funds Management Company, LLC
  HLS Fund - Class IA                         providing shareholders with a high           Sub-advised by Wellington Management
                                              level of current income consistent           Company, LLP
                                              with prudent investment risk
HARTFORD SERIES FUND, INC.
 Hartford Balanced HLS Fund - Class IA        Seeks long-term total return                 Hartford Funds Management Company, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Capital Appreciation HLS Fund       Seeks growth of capital                      Hartford Funds Management Company, LLC
  - Class IA                                                                               Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Disciplined Equity HLS Fund -       Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IA                                                                                 Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Dividend and Growth HLS Fund        Seeks a high level of current income         Hartford Funds Management Company, LLC
  - Class IA                                  consistent with growth of capital            Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Global Growth HLS Fund -            Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IA                                                                                 Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Global Research HLS Fund -          Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IA (a)                                                                             Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Growth HLS Fund - Class IA          Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  (a)                                                                                      Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford High Yield HLS Fund - Class         Seeks to provide high current income,        Hartford Funds Management Company, LLC
  IA                                          and long-term total return                   Sub-advised by Wellington Management
                                                                                           Company, LLP

                                                                     APP A-5

-------------------------------------------------------------------------------


FUNDING OPTION                                     INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Index HLS Fund - Class IA           Seeks to provide investment results          Hartford Funds Management Company, LLC
                                              which approximate the price and yield        Sub-advised by Hartford Investment
                                              performance of publicly traded common        Management Company
                                              stocks in the aggregate
 Hartford International Opportunities         Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  HLS Fund - Class IA                                                                      Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford MidCap Value HLS Fund - Class       Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  IA+                                                                                      Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Small Company HLS Fund -            Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IA                                                                                 Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Stock HLS Fund - Class IA           Seeks long-term growth of capital            Hartford Funds Management Company, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Total Return Bond HLS Fund -        Seeks a competitive total return, with       Hartford Funds Management Company, LLC
  Class IA                                    income as a secondary objective              Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Ultrashort Bond HLS Fund -          Seeks total return and income                Hartford Funds Management Company, LLC
  Class IA (4)                                consistent with preserving capital and       Sub-advised by Wellington Management
                                              maintaining liquidity                        Company, LLP
 Hartford Value HLS Fund - Class IA           Seeks long-term total return                 Hartford Funds Management Company, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio -       Seeks high current income and the            Lord, Abbett & Co. LLC
  Class VC                                    opportunity for capital appreciation
                                              to produce a high total return
 Lord Abbett Calibrated Dividend Growth       Seeks current income and capital             Lord, Abbett & Co. LLC
  Portfolio - Class VC (5)                    appreciation
 Lord Abbett Classic Stock Portfolio -        Seeks growth of capital and growth of        Lord, Abbett & Co. LLC
  Class VC                                    income consistent with reasonable risk
 Lord Abbett Fundamental Equity               Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio - Class VC                        income without excessive fluctuations
                                              in market value
 Lord Abbett Growth and Income                Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio - Class VC                        income without excessive fluctuations
                                              in market value
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation             Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Fund/VA - Service Shares                                                                 Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Discovery Mid Cap Growth         Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Fund/VA (6)                                                                              Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Global Fund/VA - Service         Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Shares (7)                                                                               Sub-advised by OppenheimerFunds, Inc.

APP A-6

-------------------------------------------------------------------------------


FUNDING OPTION                                     INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund(R) /VA -        Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Service Shares                                                                           Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street Small Cap            Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Fund/VA (8)                                                                              Sub-advised by OppenheimerFunds, Inc.
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund -          As high a level of current income as         Putnam Investment Management, LLC
  Class IB                                    Putnam Investment Management, LLC
                                              believes is consistent with
                                              preservation of capital
 Putnam VT Equity Income Fund - Class         Capital growth and current income            Putnam Investment Management, LLC
  IB
 Putnam VT George Putnam Balanced Fund        A balanced investment composed of a          Putnam Investment Management, LLC
  - Class IB                                  well diversified portfolio of stocks
                                              and bonds which produce both capital
                                              growth and current income
 Putnam VT Global Asset Allocation Fund       Long-term return consistent with             Putnam Investment Management, LLC
  - Class IB                                  preservation of capital                      Sub-advised by Putnam Advisory
                                                                                           Company, LLC
 Putnam VT Growth and Income Fund -           Capital growth and current income            Putnam Investment Management, LLC
  Class IB
 Putnam VT International Equity Fund -        Capital appreciation                         Putnam Investment Management, LLC
  Class IB                                                                                 Sub-advised by Putnam Advisory
                                                                                           Company, LLC
 Putnam VT International Value Fund -         Capital growth. Current income is a          Putnam Investment Management, LLC
  Class IB                                    secondary objective                          Sub-advised by Putnam Advisory
                                                                                           Company, LLC
 Putnam VT Investors Fund - Class IB          Long-term growth of capital and any          Putnam Investment Management, LLC
                                              increased income that results from
                                              this growth
 Putnam VT Multi-Cap Growth Fund -            Long-term capital appreciation               Putnam Investment Management, LLC
  Class IB
 Putnam VT Small Cap Value Fund - Class       Capital appreciation                         Putnam Investment Management, LLC
  IB
 Putnam VT Voyager Fund - Class IB            Capital appreciation                         Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Emerging Markets Equity Portfolio        Seeks long-term capital appreciation         Morgan Stanley Investment Management
  - Class II                                  by investing primarily in                    Inc.
                                              growth-oriented equity securities of         Sub-advised by Morgan Stanley
                                              issuers in emerging market countries         Investment Management Company and
                                                                                           Morgan Stanley Investment Management
                                                                                           Limited
 UIF Mid Cap Growth Portfolio - Class         Seeks long-term capital growth by            Morgan Stanley Investment Management
  II                                          investing primarily in common stocks         Inc.
                                              and other equity securities
 Fixed Accumulation Feature**                 Preservation of capital                      N/A



+      Closed to new and subsequent Premium Payments and transfers of Contract
       Value.
* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract
       Value may decrease in value.
** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed
       Accumulation Feature is currently not available to Access, Plus and Outlook products.

                                                                     APP A-7

-------------------------------------------------------------------------------


(a) Closed to new and subsequent Premium Payments and transfers of Contract Value effective at the close of business on or about June 19, 2014.



NOTES



(1)  Formerly Invesco Van Kampen V.I. American Value Fund - Series II



(2)  Formerly Invesco Van Kampen V.I. Comstock Fund - Series II



(3)  Formerly Invesco Van Kampen V.I. Growth and Income Fund - Series II



(4)  Formerly Hartford Money Market HLS Fund - Class IA



(5)  Formerly Lord Abbett Capital Structure Portfolio - Class VC



(6)  Formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA - Service Shares



(7)  Formerly Oppenheimer Global Securities Fund/VA - Service Shares



(8) Formerly Oppenheimer Main Street Small- & Mid- Cap Fund(R) /VA - Service Shares



II. INVESTMENT OPTIONS (PROPRIETARY)



The following tables describe additional investment options available to:



DIRECTOR M PLATINUM:



FUNDING OPTION                                     INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
STERLING CAPITAL VARIABLE INSURANCE
FUNDS (1)
 Sterling Capital Equity Income VIF (2)       Seeks capital growth and current             Sterling Capital Management, LLC
                                              income
 Sterling Capital Special Opportunities       Seeks long-term capital appreciation         Sterling Capital Management, LLC
  VIF
 Sterling Capital Total Return Bond VIF       Seeks a high level of current income         Sterling Capital Management, LLC
                                              and a competitive total return



NOTES



(1)  Formerly BB&T Variable Insurance Funds



(2)  Formerly Sterling Capital Select Equity VIF



AMSOUTH VARIABLE ANNUITY M:



FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                 INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Fund VCT Portfolio - Class         Long-term growth of capital and               Pioneer Investment Management, Inc.
  II                                        reasonable current income



THE DIRECTOR M SELECT:



FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                 INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
 Wells Fargo Advantage VT                   Seeks long-term capital appreciation          Wells Fargo Funds Management, LLC
  International Equity Fund - Class 1                                                     Sub-advised by Wells Capital Management
                                                                                          Incorporated
 Wells Fargo Advantage VT Omega             Seeks long-term capital appreciation          Wells Fargo Funds Management, LLC
  Growth Fund - Class 1                                                                   Sub-advised by Wells Capital Management
                                                                                          Incorporated
 Wells Fargo Advantage VT Opportunity       Seeks long-term capital appreciation          Wells Fargo Funds Management, LLC
  Fund - Class 1                                                                          Sub-advised by Wells Capital Management
                                                                                          Incorporated
 Wells Fargo Advantage VT Small Cap         Seeks long-term capital appreciation          Wells Fargo Funds Management, LLC
  Growth Fund - Class 1                                                                   Sub-advised by Wells Capital Management
                                                                                          Incorporated

APP A-8

-------------------------------------------------------------------------------


FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                 INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Wells Fargo Advantage VT Small Cap         Seeks long-term capital appreciation          Wells Fargo Funds Management, LLC
  Value Fund - Class 1                                                                    Sub-advised by Wells Capital Management
                                                                                          Incorporated



THE HUNTINGTON DIRECTOR M:



FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                 INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HUNTINGTON FUNDS
 Huntington VA Dividend Capture Fund        Seeks total return with dividend income       Huntington Asset Advisors, Inc.
                                            as an important component of that
                                            return
 Huntington VA Growth Fund (b)              Seeks long-term capital appreciation          Huntington Asset Advisors, Inc.
 Huntington VA Income Equity Fund (a)       Seeks current income and moderate             Huntington Asset Advisors, Inc.
                                            appreciation of capital
 Huntington VA International Equity         Seeks total return                            Huntington Asset Advisors, Inc.
  Fund
 Huntington VA Mid Corp America Fund        Seeks long-term capital appreciation          Huntington Asset Advisors, Inc.
  (a)
 Huntington VA Mortgage Securities          Seeks current income                          Huntington Asset Advisors, Inc.
  Fund (b)
 Huntington VA Rotating Markets Fund        Seeks capital appreciation                    Huntington Asset Advisors, Inc.
  (b)
 Huntington VA Situs Fund                   Seeks long-term capital appreciation          Huntington Asset Advisors, Inc.



(a) Closed to new and subsequent Premium Payments and transfer of Contact Value effective as of the close of business on June 19, 2014.



(b) Effective as of the close of business on or about May 16, 2014, Contract Value will be transferred to the Invesco V.I. Money Market Fund.



WELLS FARGO DIRECTOR M:



FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                 INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
 Wells Fargo Advantage VT Discovery         Seeks long-term capital appreciation          Wells Fargo Funds Management, LLC
  Fund - Class 2                                                                          Sub-advised by Wells Capital Management
                                                                                          Incorporated
 Wells Fargo Advantage VT Index Asset       Long-term total return, consisting of         Wells Fargo Funds Management, LLC
  Allocation Fund - Class 2                 capital appreciation and current income       Sub-advised by Wells Capital Management
                                                                                          Incorporated
 Wells Fargo Advantage VT                   Seeks long-term capital appreciation          Wells Fargo Funds Management, LLC
  International Equity Fund - Class 2                                                     Sub-advised by Wells Capital Management
                                                                                          Incorporated
 Wells Fargo Advantage VT Opportunity       Seeks long-term capital appreciation          Wells Fargo Funds Management, LLC
  Fund - Class 2                                                                          Sub-advised by Wells Capital Management
                                                                                          Incorporated
 Wells Fargo Advantage VT Small Cap         Seeks long-term capital appreciation          Wells Fargo Funds Management, LLC
  Growth Fund - Class 2                                                                   Sub-advised by Wells Capital Management
                                                                                          Incorporated
 Wells Fargo Advantage VT Small Cap         Seeks long-term capital appreciation          Wells Fargo Funds Management, LLC
  Value Fund - Class 2                                                                    Sub-advised by Wells Capital Management
                                                                                          Incorporated
 Wells Fargo Advantage VT Total             Total return consisting of income and         Wells Fargo Funds Management, LLC
  Return Bond Fund - Class 2                capital appreciation                          Sub-advised by Wells Capital Management
                                                                                          Incorporated

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?


The Hartford's Lifetime Income Builder is closed to new investors (including existing Owners).


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?


The fee for this rider is based on your then current Benefit Amount. This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.


We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

You may decline the fee increase and permanently waive automatic Benefit Amount increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- If you decline the fee increase we will suspend automatic Benefit Amount increases. You can re-start automatic Benefit Amount increases within 30 days of your Contract Anniversary if you accept the rider fee currently in effect.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

APP B-2

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DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  the Contract Value immediately following the Surrender; or

       (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

                                                                     APP B-3

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    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment. The greater of the Benefit Payment or Lifetime Benefit Payment can be taken.

APP B-4

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If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the standard Death Benefit.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we will no longer allow Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial), except as noted in the section "Are there restrictions on how you must invest?"

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

(A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

                                                                     APP B-5

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If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


Yes. Effective October 4, 2013, we began enforcing our contractual right to require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal benefit of the rider. Your selected allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix D, on and after October 4, 2013 the living benefit feature of the rider will be

APP B-6

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revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.



To the extent permitted by law, we may modify, add, delete, or substitute, the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while either rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.


EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT REQUIREMENT OR RESTRICTION WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US, FOR VIOLATION OF APPLICABLE INVESTMENT REQUIREMENTS OR RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.


If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.


Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."


This rider may not be appropriate for all investors. Several factors, among others, should be considered:


- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

                                                                     APP B-7

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- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

                                                                     APP C-1

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APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THE RIDERS?


The Hartford's Lifetime Income Builders Selects is closed to new investors (including existing Owners).


When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. If you elected either rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).


HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP C-2

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We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                         THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS         THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80; or

                                                                     APP C-3

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    -   You waive your right to receive automatic Payment Base increases.

  Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I

- Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

APP C-4

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As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                     WITHDRAWAL PERCENT
           RELEVANT COVERED LIFE              SINGLE LIFE         JOINT/SPOUSAL
               ATTAINED AGE                      OPTION               OPTION
--------------------------------------------------------------------------------
          [LESS THAN]59 1/2 - 64                  5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                  80 - 84                         7.0%                 6.5%
                  85 - 90                         7.5%                 7.0%
                    90+                           8.0%                 7.5%

Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

    1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

    2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

    3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.

Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

                                                                     APP C-5

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Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation by you of either rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and

- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferral provision;

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

APP C-6

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You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                    APP C-7

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity

APP C-8

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Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

                                                                    APP C-9

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These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:


Lifetime Income Builder     Yes. Effective October 4, 2013, we began enforcing our contractual right to require that you
Selects                     allocate your Contract Value and future Premium Payments must be invested in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal benefit of the rider. Your allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix D on and after October 4, 2013 the withdrawal benefit of your rider will be revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its
                            General Account assets to pay amounts due under the rider.
                            To the extent permitted by applicable law we may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
                            EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT RESTRICTIONS WILL RESULT IN
                            TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US FOR VIOLATION OF APPLICABLE
                            INVESTMENT RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO
                            LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY
                            CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.
                            If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change.
                            Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
                            Investment in any asset allocation model could mitigate losses but also hamper potential gains.
                            The asset allocation models that you must invest in under the rider provide very different potential risk/ reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.
Lifetime Income Builder     Yes, Your Contract Value must be invested in one or more Programs and in an approved model
Portfolios                  portfolio, Funds or other investment vehicles established from time to time. Permissible portfolios, Funds, Programs or other investment vehicles are described in Appendix D. Not all model portfolios or Programs are available through all Financial Intermediaries.
                            To the extent permitted by applicable law, we may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes. Changes may be made on a prospective basis with respect to any additional Premium Payments received.

APP C-10

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                                While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                                Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract
                                Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.


If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a thirty calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.


Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. This restrictions are not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- YOUR ANNUAL LIFETIME BENEFIT PAYMENTS MAY FLUCTUATE BASED ON CHANGES IN THE PAYMENT BASE AND CONTRACT VALUE. THE PAYMENT BASE IS SENSITIVE TO PARTIAL SURRENDERS IN EXCESS OF THE THEN CURRENT MAXIMUM LIFETIME BENEFIT PAYMENT OR THRESHOLD. IT IS THEREFORE POSSIBLE THAT SURRENDERS AND SUBSEQUENT PREMIUM PAYMENTS WITHIN THE SAME CONTRACT YEAR, WHETHER OR NOT EQUAL TO ONE ANOTHER, CAN RESULT IN LOWER LIFETIME BENEFIT PAYMENTS.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the

                                                                   APP C-11

-------------------------------------------------------------------------------

  Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

                                                                     APP D-1

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APPENDIX D - OPTIONAL RIDER INVESTMENT RESTRICTIONS (PERCENTAGE ALLOCATIONS APPLY TO VALUE IN THE
SUB-ACCOUNTS)



  A: INVESTMENT RESTRICTIONS FOR: THE HARTFORD'S LIFETIME INCOME BUILDER, THE HARTFORD'S LIFETIME INCOME BUILDER FOUNDATION, THE HARTFORD'S LIFETIME INCOME
          BUILDER II, THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS:



     (Applicable TO: DIRECTOR M, DIRECTOR M ACCESS, DIRECTOR M EDGE, DIRECTOR M
                                  PLUS AND DIRECTOR M OUTLOOK)



Your Sub-Account value must be allocated in accordance with the following investment restrictions on and after October 4, 2013 and you must elect to rebalance to the allocations on a quarterly basis:


                                (1) SELF SELECT


CATEGORY 1:   FIXED INCOME     RULE: MINIMUM 40% OF ALLOCATION MAXIMUM OF 100% OF ALLOCATION*
CATEGORY 2:   ACCEPTABLE INVESTMENT OPTIONS (EQUITY OR MULTI-ASSET)    RULE: MAXIMUM 60% OF ALLOCATION,
              MAXIMUM 20% IN ANY ONE FUND
CATEGORY 3:   LIMITED INVESTMENT OPTIONS (EQUITY, MULTI-ASSET, OR BOND)    RULE: MAXIMUM 20% OF
              ALLOCATION, MAXIMUM OF 10% IN ANY ONE FUND



CATEGORY 1: FIXED INCOME    RULE: MINIMUM 40% OF ALLOCATION MAXIMUM OF 100% OF
ALLOCATION*



Hartford Ultrashort Bond HLS Fund
Hartford Total Return Bond HLS Fund
Hartford U.S. Government Securities HLS Fund
Invesco V.I. Money Market Fund



* If you have 100% allocation to the Fixed Accumulation Feature (FAF) on and after October 4, 2013 you will comply with these investment restrictions for as long as your allocation remains at 100% to the FAF. Please remember that effective October 4, 2013, the FAF was closed to new allocations or Premium Payments (with limited state exclusions). Therefore, if you move any money out of the FAF and into the Sub‐Accounts you will not be able to move it back into the FAF AND your Sub‐Account allocations must comply with these investment restrictions in order to prevent the termination of your living benefit rider.



CATEGORY 2: ACCEPTABLE INVESTMENT OPTIONS (EQUITY OR MULTI-ASSET)    RULE:
MAXIMUM 60% OF ALLOCATION, MAXIMUM 20% IN ANY ONE FUND


AllianceBernstein VPS Balanced Wealth Strategy Portfolio
AllianceBernstein VPS International Growth Portfolio
AllianceBernstein VPS International Value Portfolio
AllianceBernstein VPS Value Portfolio
Fidelity VIP Contrafund Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Hartford Balanced HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Disciplined Equity HLS Fund
Hartford Dividend and Growth HLS Fund
Hartford Global Growth HLS Fund
Hartford Global Research HLS
Hartford Growth HLS Fund
Hartford Growth Opportunities HLS Fund
Hartford Index HLS Fund
Hartford Stock HLS Fund
Hartford Value HLS Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund

APP D-2

-------------------------------------------------------------------------------


Lord Abbett Calibrated Dividend Growth Portfolio
Lord Abbett Classic Stock
Lord Abbett Fundamental Equity
Lord Abbett Growth & Income Portfolio
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Fund/VA
Putnam VT Equity Income
Putnam VT George Putnam Balanced
Putnam VT Global Asset Allocation Fund
Putnam VT Growth & Income
Putnam VT International Equity Fund
Putnam VT International Value
Putnam VT Investors
Putnam VT Multi-cap Growth
Putnam VT Voyager


CATEGORY 3: LIMITED INVESTMENT OPTIONS (EQUITY, MULTI-ASSET, OR BOND)    RULE:
MAXIMUM 20% OF ALLOCATION, MAXIMUM OF 10% IN ANY ONE FUND


AllianceBernstein VPS Small/Mid-Cap Value Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio
Hartford High Yield HLS Fund
Hartford International Opportunities HLS Fund
Hartford Mid Cap Value HLS Fund
Hartford Small Cap Growth HLS Fund
Hartford Small Company HLS Fund
Hartford Small/Mid Cap Equity HLS Fund
Invesco Van Kampen VI American Value Fund
UIF Emerging Markets Equity Portfolio
UIF Mid Cap Growth Portfolio
Invesco Van Kampen Mid Cap Growth Portfolio
Lord Abbett Bond-Debenture Portfolio
Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Putnam VT Diversified Income Fund
Putnam VT Small Cap Value Fund

                                                                     APP D-3

-------------------------------------------------------------------------------

                          (2) ASSET ALLOCATIONS MODELS


                                                                                   HARTFORD LIB & LIF RIDERS
FUND                                                          CONSERVATIVE 2            BALANCED 2            MODERATE GROWTH 2
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund VA                                              3%                     3%                       4%
Putnam VT International Value Fund                                      3%                     3%                       4%
Fidelity VIP Mid Cap Portfolio                                          2%                     3%                       3%
Hartford Disciplined Equity HLS Fund                                    6%                     7%                       8%
Hartford Dividend & Growth HLS Fund                                     5%                     6%                       7%
Hartford Value HLS Fund                                                 4%                     5%                       6%
Hartford Growth Opportunities HLS Fund                                  4%                     7%                       8%
Hartford International Opportunities HLS Fund                           3%                     4%                       5%
Hartford Small Company HLS Fund                                         0%                     0%                       2%
Hartford Total Return Bond HLS Fund                                    49%                    44%                      40%
Hartford High Yield HLS Fund                                            4%                     2%                       0%
Lord Abbett Fundamental Equity Portfolio                                4%                     5%                       6%
Putnam VT Multi-cap Growth                                              3%                     4%                       5%
Oppenheimer Main St. Small Cap Fund/VA                                  3%                     3%                       2%
Lord Abbett Bond Debenture Portfolio                                    7%                     4%                       0%
TOTAL                                                                 100%                   100%                     100%


                             (3) INVESTMENT MODELS

INVESTMENT MODEL OPTION A: HARTFORD

FUNDS
--------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund                                      40%
Hartford Capital Appreciation HLS Fund                                   20%
Hartford Dividend and Growth HLS Fund                                    20%
Hartford Small Company HLS Fund                                          10%
Hartford International Opportunities HLS Fund                            10%
TOTAL                                                                   100%

INVESTMENT MODEL OPTION B: DIVERSIFIVE


FUNDS
--------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund                                      40%
Fidelity VIP Contrafund Portfolio                                        20%
Lord Abbett Growth & income Portfolios                                   20%
Hartford International Opportunities HLS Fund                            10%
Oppenheimer Global Fund/VA                                               10%
TOTAL                                                                   100%

APP D-4

-------------------------------------------------------------------------------


                          (4) PORTFOLIO PLANNER MODEL



 (ONLY AVAILABLE FOR CONTRACT OWNERS WHO WERE INVESTED IN ONE OF THE FOLLOWING
      MODELS AS OF OCTOBER 4, 2013. THESE MODELS ARE REBALANCED QUARTERLY)



                                                                                                                  ENHANCED
                                                           INCOME            INCOME            INCOME              INCOME
PORTFOLIO PLANNER MODELS                                    2006              2006R             2007                2007
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio             7%              7%               8%                     9%
AllianceBernstein VPS Value Portfolio                           6%              5%               7%                     7%
Fidelity VIP Equity-Income Portfolio                            0%              0%               0%                     4%
Hartford Disciplined Equity HLS Fund                           17%             21%               0%                     0%
Hartford High Yield HLS Fund                                    5%              3%               3%                     3%
Hartford Ultrashort Bond HLS Fund                              23%              7%               6%                     2%
Hartford Small Company HLS Fund                                 0%              0%               4%                     4%
Hartford Total Return Bond HLS Fund                            16%             25%              26%                    23%
Hartford US Government Securities HLS Fund                     15%             24%              24%                    16%
Hartford Value HLS Fund                                         0%              0%               8%                    11%
Invesco V.I. Comstock Fund                                      4%              0%               0%                     0%
Oppenheimer Main Street Small Cap Fund/VA                       4%              4%               0%                     3%
Oppenheimer Capital Appreciation Fund/VA                        0%              0%               4%                     6%
Putnam VT International Equity Fund                             3%              4%               0%                     0%
Putnam VT Investors Fund                                        0%              0%              10%                    12%



B. INVESTMENT RESTRICTIONS FOR: THE HARFORD'S LIFETIME INCOME BUILDER PORTFOLIOS



(APPLICABLE FOR THE FOLLOWING PRODUCTS: DIRECTOR M, DIRECTOR M PLATINUM, AMSOUTH
  VARIABLE ANNUITY M, THE DIRECTOR M SELECT, THE HUNTINGTON DIRECTOR M, FIFTH THIRD DIRECTOR M, WELLS FARGO DIRECTOR M, CLASS DIRECTOR M, DIRECTOR M ULTRA,
            DIRECTOR M ACCESS, DIRECTOR M EDGE, DIRECTOR M OUTLOOK)



                         (1) INVESTMENT STRATEGY MODELS



HARTFORD FUNDS FOR RETIREMENT



Hartford Dividend and Growth HLS Fund                                         34%
Hartford Growth Opportunities HLS Fund                                        11%
Hartford International Opportunities HLS Fund                                 11%
Hartford Total Return Bond HLS Fund                                           33%
Hartford Values Opportunities HLS Fund                                        11%



CORE FIVE



Fidelity VIP Contrafund Portfolio                                            17%
Hartford Dividend and Growth HLS Fund                                        17%
Hartford Total Return Bond HLS Fund                                          32%
Lord Abbott Growth & Income Portfolio                                        17%
Oppenheimer Global Fund/VA                                                   17%

                                                                     APP D-5

-------------------------------------------------------------------------------


                          (2) PORTFOLIO PLANNER MODELS



                                              BALANCED       MODERATE GROWTH       GROWTH
---------------------------------------------------------------------------------------------
AllianceBernstein VPS International Growth         3%                4%                3%
 Portfolio
AllianceBernstein VPS International Value          3%                4%                3%
 Portfolio
Fidelity VIP Mid Cap Portfolio                     3%                3%                2%
Hartford Disciplined Equity HLS Fund               7%                8%                9%
Hartford Dividend and Growth HLS Fund              6%                7%                8%
Hartford Growth Opportunities HLS Fund             7%                8%                9%
Hartford International Opportunities HLS           4%                5%                9%
 Fund
Hartford Small Company HLS Fund                    0%                2%                2%
Hartford Total Return Bond HLS Fund               30%               21%               15%
Hartford Value HLS Fund                            5%                6%                7%
Lord Abbett Bond-Debenture Portfolio               5%                5%                5%
Lord Abbett Classic Stock Portfolio                5%                6%                7%
Oppenheimer Capital Appreciation Fund/VA           4%                5%                6%
Oppenheimer Main Street Small Cap Fund/VA          3%                2%                3%
Putnam VT Diversified Income Fund                 15%               14%               10%
UIF Mid Cap Growth Portfolio                       0%                0%                2%



                          (3) INDIVIDUAL SUB-ACCOUNTS



You may choose any combination of these funds as long as they equal 100% of your Sub-Account allocation. For example, you may allocate 100% of you Sub-Account allocation to ONE of these funds OR you may allocate among TWO, THREE, FOUR, FIVE or ALL SIX of these funds as long as your Sub-Account allocation equals 100%.



AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Hartford Balanced HLS Fund
Hartford Mid Cap Value HLS
Hartford Ultrashort Bond HLS Fund
Invesco V.I. Money Market Fund
Lord Abbett Calibrated Dividend Growth Portfolio

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE


                                 THE DIRECTOR M
                              DIRECTOR M PLATINUM
                              DIRECTOR M PLATINUM
                                  AMSOUTH VA M
                             THE DIRECTOR M SELECT
                           THE HUNTINGTON DIRECTOR M
                             FIFTH THIRD DIRECTOR M
                             WELLS FARGO DIRECTOR M
                               CLASSIC DIRECTOR M
                                DIRECTOR M ULTRA


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, send a written request to:

Hartford Life Insurance Company
P.O. Box 14293
Lexington, KY 40512-4293

Date of Prospectus: May 1, 2014
Date of Statement of Additional Information: May 1, 2014

TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2013: $2,144,514; 2012: $1,372,131; and 2011: $1,692,912.



PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

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ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.423        $11.084        $11.566        $10.607         $8.622
  Accumulation Unit Value at end of
   period                                $14.280        $12.423        $11.084        $11.566        $10.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                555          1,322          1,537          1,736          1,963
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.230        $10.934        $11.431        $10.505         $8.556
  Accumulation Unit Value at end of
   period                                $14.029        $12.230        $10.934        $11.431        $10.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                161            195            218            282            265
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.134        $10.859        $11.365        $10.454         $8.523
  Accumulation Unit Value at end of
   period                                $13.906        $12.134        $10.859        $11.365        $10.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82            111            128            129            196
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.946        $10.711        $11.233        $10.354         $8.458
  Accumulation Unit Value at end of
   period                                $13.662        $11.946        $10.711        $11.233        $10.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                394            545            640            665            701
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.946        $10.711        $11.233        $10.354         $8.458
  Accumulation Unit Value at end of
   period                                $13.662        $11.946        $10.711        $11.233        $10.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                394            545            640            665            701
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.714        $10.530        $11.070        $10.229         $8.377
  Accumulation Unit Value at end of
   period                                $13.364        $11.714        $10.530        $11.070        $10.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82            103             96             79             89
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.668        $10.494        $11.038        $10.205         $8.361
  Accumulation Unit Value at end of
   period                                $13.305        $11.668        $10.494        $11.038        $10.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             30             36             50             51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.516        $13.088        $13.801        $12.791        $10.506
  Accumulation Unit Value at end of
   period                                $16.511        $14.516        $13.088        $13.801        $12.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              3              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.696         $6.756         $8.140         $7.312         $5.312
  Accumulation Unit Value at end of
   period                                 $8.622         $7.696         $6.756         $8.140         $7.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                182            269            304            318            270

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.496        $12.009        $10.679         $9.745
  Accumulation Unit Value at end of
   period                                 $8.622        $12.496        $12.009        $10.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,135          1,339            513             50
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.425        $11.965        $10.661         $9.741
  Accumulation Unit Value at end of
   period                                 $8.556        $12.425        $11.965        $10.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            251            186             94
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.390        $11.943        $10.652         $9.740
  Accumulation Unit Value at end of
   period                                 $8.523        $12.390        $11.943        $10.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            144            117             47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.320        $11.899        $10.634         $9.736
  Accumulation Unit Value at end of
   period                                 $8.458        $12.320        $11.899        $10.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                745            709            502            152
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.320        $11.899        $10.634         $9.736
  Accumulation Unit Value at end of
   period                                 $8.458        $12.320        $11.899        $10.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                745            709            502            152
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.215        $11.833        $10.607         $9.731
  Accumulation Unit Value at end of
   period                                 $8.361        $12.215        $11.833        $10.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             74             59             46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.530        $10.372              -              -
  Accumulation Unit Value at end of
   period                                 $5.312        $10.530              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184              9              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.616         $6.698         $8.087         $7.279         $5.299
  Accumulation Unit Value at end of
   period                                 $8.514         $7.616         $6.698         $8.087         $7.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             13             17             14             14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.575         $6.670         $8.060         $7.263         $5.292
  Accumulation Unit Value at end of
   period                                 $8.461         $7.575         $6.670         $8.060         $7.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             23             25             26             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.496         $6.613         $8.008         $7.229         $5.279
  Accumulation Unit Value at end of
   period                                 $8.355         $7.496         $6.613         $8.008         $7.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             92            103            116            133
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.496         $6.613         $8.008         $7.229         $5.279
  Accumulation Unit Value at end of
   period                                 $8.355         $7.496         $6.613         $8.008         $7.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             92            103            116            133
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.397         $6.542         $7.942         $7.188         $5.262
  Accumulation Unit Value at end of
   period                                 $8.225         $7.397         $6.542         $7.942         $7.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             30             35             40             26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.378         $6.528         $7.929         $7.180         $5.258
  Accumulation Unit Value at end of
   period                                 $8.199         $7.378         $6.528         $7.929         $7.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10             13             17             43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.909        $13.225        $16.103        $14.618        $10.732
  Accumulation Unit Value at end of
   period                                $16.527        $14.909        $13.225        $16.103        $14.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.784         $7.781         $9.770         $9.476         $7.134
  Accumulation Unit Value at end of
   period                                $10.657         $8.784         $7.781         $9.770         $9.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,757          3,600          3,824          3,740          3,933
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.647         $7.675         $9.657         $9.384         $7.080
  Accumulation Unit Value at end of
   period                                $10.471         $8.647         $7.675         $9.657         $9.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                266            401            465            458            475
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.580         $7.623         $9.600         $9.339         $7.052
  Accumulation Unit Value at end of
   period                                $10.378         $8.580         $7.623         $9.600         $9.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                237            393            422            426            436
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.446         $7.519         $9.489         $9.249         $6.998
  Accumulation Unit Value at end of
   period                                $10.197         $8.446         $7.519         $9.489         $9.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,165          1,833          2,176          2,217          2,409

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.524        $10.369              -              -
  Accumulation Unit Value at end of
   period                                 $5.299        $10.524              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.521        $10.367              -              -
  Accumulation Unit Value at end of
   period                                 $5.292        $10.521              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.515        $10.364              -              -
  Accumulation Unit Value at end of
   period                                 $5.279        $10.515              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88             22              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.515        $10.364              -              -
  Accumulation Unit Value at end of
   period                                 $5.279        $10.515              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88             22              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.506        $10.360              -              -
  Accumulation Unit Value at end of
   period                                 $5.258        $10.506              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.448        $14.800        $11.080         $9.323
  Accumulation Unit Value at end of
   period                                 $7.134        $15.448        $14.800        $11.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,375          3,492          2,034            460
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.360        $14.746        $11.061         $9.319
  Accumulation Unit Value at end of
   period                                 $7.080        $15.360        $14.746        $11.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                511            454            423            277
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.317        $14.719        $11.052         $9.318
  Accumulation Unit Value at end of
   period                                 $7.052        $15.317        $14.719        $11.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                481            394            211             50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.230        $14.665        $11.034         $9.314
  Accumulation Unit Value at end of
   period                                 $6.998        $15.230        $14.665        $11.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,686          2,358          1,808            917

6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.446         $7.519         $9.489         $9.249         $6.998
  Accumulation Unit Value at end of
   period                                $10.197         $8.446         $7.519         $9.489         $9.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,165          1,833          2,176          2,217          2,409
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.282         $7.392         $9.351         $9.138         $6.932
  Accumulation Unit Value at end of
   period                                 $9.974         $8.282         $7.392         $9.351         $9.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                335            378            362            321            301
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.250         $7.367         $9.324         $9.116         $6.918
  Accumulation Unit Value at end of
   period                                 $9.930         $8.250         $7.367         $9.324         $9.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123            171            211            223            263
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.527        $11.214        $14.229        $13.946        $10.611
  Accumulation Unit Value at end of
   period                                $15.040        $12.527        $11.214        $14.229        $13.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              2              1              1
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.225        $12.147        $13.446        $10.745         $7.619
  Accumulation Unit Value at end of
   period                                $19.356        $14.225        $12.147        $13.446        $10.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                289            388            434            500            494
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.004        $11.982        $13.290        $10.641         $7.561
  Accumulation Unit Value at end of
   period                                $19.017        $14.004        $11.982        $13.290        $10.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             26             34             36             30
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.895        $11.900        $13.213        $10.590         $7.532
  Accumulation Unit Value at end of
   period                                $18.849        $13.895        $11.900        $13.213        $10.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             48             71             74             78
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.679        $11.738        $13.060        $10.488         $7.474
  Accumulation Unit Value at end of
   period                                $18.519        $13.679        $11.738        $13.060        $10.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                143            210            291            335            291
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.679        $11.738        $13.060        $10.488         $7.474
  Accumulation Unit Value at end of
   period                                $18.519        $13.679        $11.738        $13.060        $10.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                143            210            291            335            291
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.413        $11.539        $12.870        $10.362         $7.403
  Accumulation Unit Value at end of
   period                                $18.115        $13.413        $11.539        $12.870        $10.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             51             45             44             50

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.230        $14.665        $11.034         $9.314
  Accumulation Unit Value at end of
   period                                 $6.998        $15.230        $14.665        $11.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,686          2,358          1,808            917
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.101        $14.584        $11.006         $9.310
  Accumulation Unit Value at end of
   period                                 $6.918        $15.101        $14.584        $11.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                281            234            208             86
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.995        $11.951        $10.586         $9.420
  Accumulation Unit Value at end of
   period                                 $7.619        $11.995        $11.951        $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                479            474            245             73
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.927        $11.907        $10.568         $9.417
  Accumulation Unit Value at end of
   period                                 $7.561        $11.927        $11.907        $10.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             38             36             17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.893        $11.885        $10.559         $9.415
  Accumulation Unit Value at end of
   period                                 $7.532        $11.893        $11.885        $10.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             64             32              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.826        $11.842        $10.542         $9.412
  Accumulation Unit Value at end of
   period                                 $7.474        $11.826        $11.842        $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                338            351            292            152
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.826        $11.842        $10.542         $9.412
  Accumulation Unit Value at end of
   period                                 $7.474        $11.826        $11.842        $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                338            351            292            152
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.361        $11.500        $12.833        $10.337         $7.388
  Accumulation Unit Value at end of
   period                                $18.035        $13.361        $11.500        $12.833        $10.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             37             39             43             43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.551        $16.870        $18.873        $15.240        $10.920
  Accumulation Unit Value at end of
   period                                $26.325        $19.551        $16.870        $18.873        $15.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              2              1              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.778         $8.561         $9.000         $8.171         $6.829
  Accumulation Unit Value at end of
   period                                $13.194         $9.778         $8.561         $9.000         $8.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                813          1,661          1,980          2,118          2,274
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.626         $8.445         $8.895         $8.092         $6.777
  Accumulation Unit Value at end of
   period                                $12.963         $9.626         $8.445         $8.895         $8.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                128            201            269            302            325
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.551         $8.387         $8.844         $8.053         $6.751
  Accumulation Unit Value at end of
   period                                $12.849         $9.551         $8.387         $8.844         $8.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            155            187            203            209
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.403         $8.273         $8.741         $7.976         $6.699
  Accumulation Unit Value at end of
   period                                $12.624         $9.403         $8.273         $8.741         $7.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                566            877          1,142          1,277          1,373
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.403         $8.273         $8.741         $7.976         $6.699
  Accumulation Unit Value at end of
   period                                $12.624         $9.403         $8.273         $8.741         $7.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                566            877          1,142          1,277          1,373
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.220         $8.133         $8.614         $7.880         $6.635
  Accumulation Unit Value at end of
   period                                $12.348         $9.220         $8.133         $8.614         $7.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                152            161            180            172            174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.184         $8.105         $8.589         $7.861         $6.622
  Accumulation Unit Value at end of
   period                                $12.294         $9.184         $8.105         $8.589         $7.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             77             99            110            121
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.306        $12.657        $13.446        $12.337        $10.419
  Accumulation Unit Value at end of
   period                                $19.102        $14.306        $12.657        $13.446        $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              1              1              1

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.726        $11.777        $10.515         $9.407
  Accumulation Unit Value at end of
   period                                 $7.388        $11.726        $11.777        $10.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             65             47             27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.711        $12.361        $10.332         $9.634
  Accumulation Unit Value at end of
   period                                 $6.829        $11.711        $12.361        $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,377          1,839          1,007            257
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.645        $12.316        $10.314         $9.631
  Accumulation Unit Value at end of
   period                                 $6.777        $11.645        $12.316        $10.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                336            308            266            176
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.612        $12.293        $10.306         $9.629
  Accumulation Unit Value at end of
   period                                 $6.751        $11.612        $12.293        $10.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                219            172             80             25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.546        $12.248        $10.288         $9.626
  Accumulation Unit Value at end of
   period                                 $6.699        $11.546        $12.248        $10.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,451          1,332          1,002            547
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.546        $12.248        $10.288         $9.626
  Accumulation Unit Value at end of
   period                                 $6.699        $11.546        $12.248        $10.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,451          1,332          1,002            547
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.448        $12.181        $10.263         $9.621
  Accumulation Unit Value at end of
   period                                 $6.622        $11.448        $12.181        $10.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            112             94             47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
FIDELITYVIP CONTRAFUNDPORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.046        $12.233        $12.729        $11.012         $8.223
  Accumulation Unit Value at end of
   period                                $18.183        $14.046        $12.233        $12.729        $11.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,154          8,898          9,977         11,015         11,971
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.827        $12.067        $12.582        $10.906         $8.160
  Accumulation Unit Value at end of
   period                                $17.864        $13.827        $12.067        $12.582        $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                480            688            833            893            992
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.719        $11.985        $12.508        $10.854         $8.129
  Accumulation Unit Value at end of
   period                                $17.707        $13.719        $11.985        $12.508        $10.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                655            901          1,030          1,103          1,177
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.506        $11.822        $12.363        $10.749         $8.067
  Accumulation Unit Value at end of
   period                                $17.397        $13.506        $11.822        $12.363        $10.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,528          3,874          4,825          5,593          6,261
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.506        $11.822        $12.363        $10.749         $8.067
  Accumulation Unit Value at end of
   period                                $17.397        $13.506        $11.822        $12.363        $10.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,528          3,874          4,825          5,593          6,261
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.243        $11.622        $12.184        $10.620         $7.990
  Accumulation Unit Value at end of
   period                                $17.016        $13.243        $11.622        $12.184        $10.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                713            600            581            527            500
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.192        $11.582        $12.148        $10.594         $7.974
  Accumulation Unit Value at end of
   period                                $16.941        $13.192        $11.582        $12.148        $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                257            381            477            526            603
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.732        $14.727        $15.486        $13.539        $10.216
  Accumulation Unit Value at end of
   period                                $21.435        $16.732        $14.727        $15.486        $13.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             14             10             10              7
FIDELITYVIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.082         $8.342         $8.679         $7.441         $5.543
  Accumulation Unit Value at end of
   period                                $13.779        $10.082         $8.342         $8.679         $7.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123            153             39             47             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.976         $8.271         $8.622         $7.407         $5.529
  Accumulation Unit Value at end of
   period                                $13.607         $9.976         $8.271         $8.622         $7.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              3              6              2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.923         $8.236         $8.594         $7.390         $5.522
  Accumulation Unit Value at end of
   period                                $13.522         $9.923         $8.236         $8.594         $7.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             22             14              5              8

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
FIDELITYVIP CONTRAFUNDPORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.515        $12.517        $11.363         $9.570
  Accumulation Unit Value at end of
   period                                 $8.223        $14.515        $12.517        $11.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,193         11,869          6,355            966
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.433        $12.471        $11.344         $9.566
  Accumulation Unit Value at end of
   period                                 $8.160        $14.433        $12.471        $11.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,092          1,127            908            410
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.392        $12.448        $11.334         $9.565
  Accumulation Unit Value at end of
   period                                 $8.129        $14.392        $12.448        $11.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,324          1,240            683            133
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.311        $12.403        $11.315         $9.562
  Accumulation Unit Value at end of
   period                                 $8.067        $14.311        $12.403        $11.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,975          7,026          5,066          1,890
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.311        $12.403        $11.315         $9.562
  Accumulation Unit Value at end of
   period                                 $8.067        $14.311        $12.403        $11.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,975          7,026          5,066          1,890
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.189        $12.334        $11.287         $9.557
  Accumulation Unit Value at end of
   period                                 $7.974        $14.189        $12.334        $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                691            743            592            270
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITYVIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.560         $9.648              -              -
  Accumulation Unit Value at end of
   period                                 $5.543         $9.560              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.555         $9.645              -              -
  Accumulation Unit Value at end of
   period                                 $5.529         $9.555              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.552         $9.644              -              -
  Accumulation Unit Value at end of
   period                                 $5.522         $9.552              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.819         $8.165         $8.538         $7.357         $5.508
  Accumulation Unit Value at end of
   period                                $13.353         $9.819         $8.165         $8.538         $7.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             72             29             59             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.819         $8.165         $8.538         $7.357         $5.508
  Accumulation Unit Value at end of
   period                                $13.353         $9.819         $8.165         $8.538         $7.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             72             29             59             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.690         $8.078         $8.468         $7.315         $5.490
  Accumulation Unit Value at end of
   period                                $13.145         $9.690         $8.078         $8.468         $7.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             15              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.664         $8.061         $8.454         $7.306         $5.487
  Accumulation Unit Value at end of
   period                                $13.104         $9.664         $8.061         $8.454         $7.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.407        $15.392        $16.182        $14.020        $10.555
  Accumulation Unit Value at end of
   period                                $24.895        $18.407        $15.392        $16.182        $14.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.740        $10.146        $10.196         $8.975         $6.990
  Accumulation Unit Value at end of
   period                                $14.836        $11.740        $10.146        $10.196         $8.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,014          1,741          1,958          2,082          2,202
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.557        $10.008        $10.078         $8.889         $6.937
  Accumulation Unit Value at end of
   period                                $14.576        $11.557        $10.008        $10.078         $8.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                125            176            259            269            290
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.467         $9.939        $10.019         $8.846         $6.910
  Accumulation Unit Value at end of
   period                                $14.447        $11.467         $9.939        $10.019         $8.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            169            206            200            208
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.289         $9.804         $9.903         $8.761         $6.857
  Accumulation Unit Value at end of
   period                                $14.194        $11.289         $9.804         $9.903         $8.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                662            960          1,172          1,335          1,422
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.289         $9.804         $9.903         $8.761         $6.857
  Accumulation Unit Value at end of
   period                                $14.194        $11.289         $9.804         $9.903         $8.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                662            960          1,172          1,335          1,422
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.070         $9.638         $9.759         $8.655         $6.792
  Accumulation Unit Value at end of
   period                                $13.884        $11.070         $9.638         $9.759         $8.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                173            168            158            158            155

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.547         $9.641              -              -
  Accumulation Unit Value at end of
   period                                 $5.508         $9.547              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.547         $9.641              -              -
  Accumulation Unit Value at end of
   period                                 $5.508         $9.547              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.539         $9.637              -              -
  Accumulation Unit Value at end of
   period                                 $5.487         $9.539              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.365        $12.351        $10.417         $9.551
  Accumulation Unit Value at end of
   period                                 $6.990        $12.365        $12.351        $10.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,352          1,927          1,156            304
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.295        $12.305        $10.400         $9.547
  Accumulation Unit Value at end of
   period                                 $6.937        $12.295        $12.305        $10.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                300            301            263            176
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.260        $12.283        $10.391         $9.546
  Accumulation Unit Value at end of
   period                                 $6.910        $12.260        $12.283        $10.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                234            201             99             27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.190        $12.238        $10.374         $9.542
  Accumulation Unit Value at end of
   period                                 $6.857        $12.190        $12.238        $10.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,564          1,521          1,203            635
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.190        $12.238        $10.374         $9.542
  Accumulation Unit Value at end of
   period                                 $6.857        $12.190        $12.238        $10.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,564          1,521          1,203            635
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.026         $9.605         $9.731         $8.634         $6.779
  Accumulation Unit Value at end of
   period                                $13.823        $11.026         $9.605         $9.731         $8.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             94            137            168            178
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.508        $14.416        $14.641        $13.024        $10.250
  Accumulation Unit Value at end of
   period                                $20.643        $16.508        $14.416        $14.641        $13.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              1              2              1
FIDELITYVIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.689        $11.219        $11.353         $9.272         $7.329
  Accumulation Unit Value at end of
   period                                $17.059        $12.689        $11.219        $11.353         $9.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                399            599            641            718            758
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.491        $11.067        $11.221         $9.182         $7.273
  Accumulation Unit Value at end of
   period                                $16.760        $12.491        $11.067        $11.221         $9.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             55             62             64             73
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.394        $10.991        $11.156         $9.138         $7.245
  Accumulation Unit Value at end of
   period                                $16.613        $12.394        $10.991        $11.156         $9.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             60             64             63             64
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.201        $10.842        $11.026         $9.050         $7.190
  Accumulation Unit Value at end of
   period                                $16.322        $12.201        $10.842        $11.026         $9.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                181            311            372            460            438
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.201        $10.842        $11.026         $9.050         $7.190
  Accumulation Unit Value at end of
   period                                $16.322        $12.201        $10.842        $11.026         $9.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                181            311            372            460            438
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.964        $10.658        $10.866         $8.941         $7.121
  Accumulation Unit Value at end of
   period                                $15.965        $11.964        $10.658        $10.866         $8.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             71             65             74             60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.917        $10.622        $10.835         $8.920         $7.108
  Accumulation Unit Value at end of
   period                                $15.895        $11.917        $10.622        $10.835         $8.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             36             43             42             62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.727        $14.946        $15.284        $12.613        $10.076
  Accumulation Unit Value at end of
   period                                $22.254        $16.727        $14.946        $15.284        $12.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              1              1              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.087        $12.170        $10.348         $9.537
  Accumulation Unit Value at end of
   period                                 $6.779        $12.087        $12.170        $10.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178            169            134             79
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITYVIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.071        $11.238        $10.667         $9.560
  Accumulation Unit Value at end of
   period                                 $7.329        $14.071        $11.238        $10.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                793            777            512            111
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.991        $11.197        $10.649         $9.557
  Accumulation Unit Value at end of
   period                                 $7.273        $13.991        $11.197        $10.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             76             74             32
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.952        $11.176        $10.640         $9.555
  Accumulation Unit Value at end of
   period                                 $7.245        $13.952        $11.176        $10.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             73             35              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.873        $11.135        $10.622         $9.552
  Accumulation Unit Value at end of
   period                                 $7.190        $13.873        $11.135        $10.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                441            410            362            122
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.873        $11.135        $10.622         $9.552
  Accumulation Unit Value at end of
   period                                 $7.190        $13.873        $11.135        $10.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                441            410            362            122
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.755        $11.074        $10.595         $9.547
  Accumulation Unit Value at end of
   period                                 $7.108        $13.755        $11.074        $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             72             53             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
FIDELITYVIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.871        $13.131        $14.900        $11.723         $8.485
  Accumulation Unit Value at end of
   period                                $19.974        $14.871        $13.131        $14.900        $11.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,070          1,726          1,932          2,144          2,254
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.639        $12.952        $14.727        $11.610         $8.420
  Accumulation Unit Value at end of
   period                                $19.624        $14.639        $12.952        $14.727        $11.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93            132            167            178            192
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.525        $12.864        $14.641        $11.554         $8.388
  Accumulation Unit Value at end of
   period                                $19.451        $14.525        $12.864        $14.641        $11.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                160            231            284            293            283
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.299        $12.689        $14.471        $11.442         $8.324
  Accumulation Unit Value at end of
   period                                $19.111        $14.299        $12.689        $14.471        $11.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                764          1,126          1,411          1,605          1,755
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.299        $12.689        $14.471        $11.442         $8.324
  Accumulation Unit Value at end of
   period                                $19.111        $14.299        $12.689        $14.471        $11.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                764          1,126          1,411          1,605          1,755
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.022        $12.474        $14.261        $11.305         $8.244
  Accumulation Unit Value at end of
   period                                $18.693        $14.022        $12.474        $14.261        $11.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                230            203            176            137            113
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.967        $12.431        $14.220        $11.277         $8.228
  Accumulation Unit Value at end of
   period                                $18.610        $13.967        $12.431        $14.220        $11.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82            133            196            190            241
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.643        $15.743        $18.053        $14.353        $10.499
  Accumulation Unit Value at end of
   period                                $23.450        $17.643        $15.743        $18.053        $14.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              -              1
FIDELITYVIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.172        $10.486        $11.661         $9.337         $6.010
  Accumulation Unit Value at end of
   period                                $16.951        $13.172        $10.486        $11.661         $9.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            216            216            243            252
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.967        $10.343        $11.526         $9.247         $5.964
  Accumulation Unit Value at end of
   period                                $16.654        $12.967        $10.343        $11.526         $9.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             16             18             19             15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.865        $10.273        $11.459         $9.202         $5.941
  Accumulation Unit Value at end of
   period                                $16.508        $12.865        $10.273        $11.459         $9.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             15             16             17             21

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
FIDELITYVIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.212        $12.465        $11.218         $9.325
  Accumulation Unit Value at end of
   period                                 $8.485        $14.212        $12.465        $11.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,413          2,360          1,513            331
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.132        $12.419        $11.199         $9.322
  Accumulation Unit Value at end of
   period                                 $8.420        $14.132        $12.419        $11.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                193            203            187             84
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.092        $12.396        $11.190         $9.320
  Accumulation Unit Value at end of
   period                                 $8.388        $14.092        $12.396        $11.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                334            318            250             49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.012        $12.351        $11.171         $9.317
  Accumulation Unit Value at end of
   period                                 $8.324        $14.012        $12.351        $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,903          1,950          1,539            590
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.012        $12.351        $11.171         $9.317
  Accumulation Unit Value at end of
   period                                 $8.324        $14.012        $12.351        $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,903          1,950          1,539            590
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.893        $12.283        $11.143         $9.312
  Accumulation Unit Value at end of
   period                                 $8.228        $13.893        $12.283        $11.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                272            319            294            139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FIDELITYVIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.480        $11.973        $10.440         $8.960
  Accumulation Unit Value at end of
   period                                 $6.010        $12.480        $11.973        $10.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                197            255            100             34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.410        $11.929        $10.423         $8.957
  Accumulation Unit Value at end of
   period                                 $5.964        $12.410        $11.929        $10.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             11             11              4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.374        $11.907        $10.414         $8.955
  Accumulation Unit Value at end of
   period                                 $5.941        $12.374        $11.907        $10.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             15              8              2

12

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.665        $10.133        $11.326         $9.113         $5.896
  Accumulation Unit Value at end of
   period                                $16.218        $12.665        $10.133        $11.326         $9.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                113            179            188            215            184
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.665        $10.133        $11.326         $9.113         $5.896
  Accumulation Unit Value at end of
   period                                $16.218        $12.665        $10.133        $11.326         $9.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                113            179            188            215            184
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.419         $9.961        $11.161         $9.004         $5.839
  Accumulation Unit Value at end of
   period                                $15.864        $12.419         $9.961        $11.161         $9.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             22             15             12              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.371         $9.927        $11.129         $8.982         $5.828
  Accumulation Unit Value at end of
   period                                $15.794        $12.371         $9.927        $11.129         $8.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             34             30             31             23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.578        $18.164        $20.413        $16.517        $10.744
  Accumulation Unit Value at end of
   period                                $28.753        $22.578        $18.164        $20.413        $16.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.353         $1.222         $1.213         $1.095         $0.850
  Accumulation Unit Value at end of
   period                                 $1.621         $1.353         $1.222         $1.213         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,986          8,685          9,481          9,850          7,537
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.325         $1.199         $1.193         $1.078         $0.839
  Accumulation Unit Value at end of
   period                                 $1.584         $1.325         $1.199         $1.193         $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                440            710            853            865            787
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.768         $5.224         $5.204         $4.709         $3.667
  Accumulation Unit Value at end of
   period                                 $6.890         $5.768         $5.224         $5.204         $4.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            177            171            182            144
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.316         $1.195         $1.192         $1.081         $0.844
  Accumulation Unit Value at end of
   period                                 $1.569         $1.316         $1.195         $1.192         $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,712          4,410          5,070          5,733          5,233
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.316         $1.195         $1.192         $1.081         $0.844
  Accumulation Unit Value at end of
   period                                 $1.569         $1.316         $1.195         $1.192         $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,712          4,410          5,070          5,733          5,233
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.280         $1.164         $1.165         $1.059         $0.828
  Accumulation Unit Value at end of
   period                                 $1.522         $1.280         $1.164         $1.165         $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                899            948            619            586            410

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.304        $11.864        $10.397         $8.952
  Accumulation Unit Value at end of
   period                                 $5.896        $12.304        $11.864        $10.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140            156             80             43
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.304        $11.864        $10.397         $8.952
  Accumulation Unit Value at end of
   period                                 $5.896        $12.304        $11.864        $10.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140            156             80             43
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.200        $11.798        $10.371         $8.947
  Accumulation Unit Value at end of
   period                                 $5.828        $12.200        $11.798        $10.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             11              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.258         $1.193         $1.090         $1.007
  Accumulation Unit Value at end of
   period                                 $0.850         $1.258         $1.193         $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,626          7,734          5,013          2,478
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.244         $1.182         $1.083         $1.002
  Accumulation Unit Value at end of
   period                                 $0.839         $1.244         $1.182         $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                791            802            759            578
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.442         $5.178         $4.746         $4.394
  Accumulation Unit Value at end of
   period                                 $3.667         $5.442         $5.178         $4.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                155            182             93             42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.255         $1.196         $1.098         $1.018
  Accumulation Unit Value at end of
   period                                 $0.844         $1.255         $1.196         $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,880          5,918          5,373          2,954
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.255         $1.196         $1.098         $1.018
  Accumulation Unit Value at end of
   period                                 $0.844         $1.255         $1.196         $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,880          5,918          5,373          2,954
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.449         $4.960         $4.965         $4.515         $3.534
  Accumulation Unit Value at end of
   period                                 $6.476         $5.449         $4.960         $4.965         $4.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            147            181            191            238
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.816        $14.432        $14.485        $13.204        $10.360
  Accumulation Unit Value at end of
   period                                $18.750        $15.816        $14.432        $14.485        $13.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              2              2              2
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.565        $10.740        $12.264        $10.648         $7.394
  Accumulation Unit Value at end of
   period                                $17.275        $12.565        $10.740        $12.264        $10.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,177          1,146          1,314          1,387          1,248
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.458        $10.671        $12.208        $10.622         $7.391
  Accumulation Unit Value at end of
   period                                $17.095        $12.458        $10.671        $12.208        $10.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             76             87             90             82
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.406        $10.636        $12.181        $10.608         $7.389
  Accumulation Unit Value at end of
   period                                $17.005        $12.406        $10.636        $12.181        $10.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118             95            135            131             95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.301        $10.567        $12.126        $10.582         $7.385
  Accumulation Unit Value at end of
   period                                $16.828        $12.301        $10.567        $12.126        $10.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                481            674            825          1,023            830
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.301        $10.567        $12.126        $10.582         $7.385
  Accumulation Unit Value at end of
   period                                $16.828        $12.301        $10.567        $12.126        $10.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                481            674            825          1,023            830
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.170        $10.482        $12.058        $10.549         $7.381
  Accumulation Unit Value at end of
   period                                $16.608        $12.170        $10.482        $12.058        $10.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                148            100            122             97             70
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.145        $10.465        $12.045        $10.542         $7.380
  Accumulation Unit Value at end of
   period                                $16.565        $12.145        $10.465        $12.045        $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             55             61             62             69
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.016        $14.699        $16.960        $14.882        $10.443
  Accumulation Unit Value at end of
   period                                $23.151        $17.016        $14.699        $16.960        $14.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.271         $5.040         $4.643         $4.313
  Accumulation Unit Value at end of
   period                                 $3.534         $5.271         $5.040         $4.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                229            338            351            201
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.521              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.394              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.519              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.391              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.518              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.389              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.517              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.385              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.517              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.385              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.514              -              -              -
  Accumulation Unit Value at end of
   period                                 $7.380              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

14

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.268         $1.090         $1.090         $0.967         $0.779
  Accumulation Unit Value at end of
   period                                 $1.702         $1.268         $1.090         $1.090         $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,051         36,010         44,042         50,514         55,672
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.242         $1.070         $1.072         $0.953         $0.769
  Accumulation Unit Value at end of
   period                                 $1.664         $1.242         $1.070         $1.072         $0.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,576          5,201          7,348          8,981          9,960
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.497         $1.291         $1.295         $1.152         $0.930
  Accumulation Unit Value at end of
   period                                 $2.003         $1.497         $1.291         $1.295         $1.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,441          3,159          3,833          4,511          4,678
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.339         $1.157         $1.163         $1.037         $0.839
  Accumulation Unit Value at end of
   period                                 $1.788         $1.339         $1.157         $1.163         $1.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,342         19,690         27,170         32,499         35,963
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.339         $1.157         $1.163         $1.037         $0.839
  Accumulation Unit Value at end of
   period                                 $1.788         $1.339         $1.157         $1.163         $1.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,342         19,690         27,170         32,499         35,963
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.272        $10.633        $10.714         $9.574         $7.766
  Accumulation Unit Value at end of
   period                                $16.354        $12.272        $10.633        $10.714         $9.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                335            378            399            407            450
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.414         $1.226         $1.236         $1.105         $0.897
  Accumulation Unit Value at end of
   period                                 $1.883         $1.414         $1.226         $1.236         $1.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,138          1,655          2,205          2,646          3,006
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.279        $14.148        $14.298        $12.816        $10.427
  Accumulation Unit Value at end of
   period                                $21.629        $16.279        $14.148        $14.298        $12.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6              4              5              1
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.811         $1.613         $1.610         $1.439         $1.168
  Accumulation Unit Value at end of
   period                                 $2.362         $1.811         $1.613         $1.610         $1.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,385         60,756         67,196         73,684         77,188
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.774         $1.583         $1.584         $1.418         $1.153
  Accumulation Unit Value at end of
   period                                 $2.309         $1.774         $1.583         $1.584         $1.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,299          4,496          5,258          5,519          5,986
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.208         $3.758         $3.764         $3.373         $2.745
  Accumulation Unit Value at end of
   period                                 $5.471         $4.208         $3.758         $3.764         $3.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,919          2,618          2,932          3,162          3,264

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.256         $1.172         $1.055         $0.967
  Accumulation Unit Value at end of
   period                                 $0.779         $1.256         $1.172         $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             62,692         69,599         46,298         10,141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.242         $1.162         $1.047         $0.961
  Accumulation Unit Value at end of
   period                                 $0.769         $1.242         $1.162         $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,612         11,769         11,724          7,124
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.505         $1.409         $1.271         $1.168
  Accumulation Unit Value at end of
   period                                 $0.930         $1.505         $1.409         $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,008          5,387          3,175            657
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.359         $1.275         $1.153         $1.060
  Accumulation Unit Value at end of
   period                                 $0.839         $1.359         $1.275         $1.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             40,438         46,205         39,605         19,146
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.359         $1.275         $1.153         $1.060
  Accumulation Unit Value at end of
   period                                 $0.839         $1.359         $1.275         $1.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             40,438         46,205         39,605         19,146
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.457         $1.372         $1.244         $1.146
  Accumulation Unit Value at end of
   period                                 $0.897         $1.457         $1.372         $1.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,329          3,672          3,456          1,506
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.748         $1.633         $1.373         $1.274
  Accumulation Unit Value at end of
   period                                 $1.168         $1.748         $1.633         $1.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             81,751         76,301         37,194          5,920
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.729         $1.619         $1.363         $1.267
  Accumulation Unit Value at end of
   period                                 $1.153         $1.729         $1.619         $1.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,533          6,591          5,317          2,730
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.122         $3.863         $3.257         $3.028
  Accumulation Unit Value at end of
   period                                 $2.745         $4.122         $3.863         $3.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,547          3,414          1,689            266

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.664         $1.490         $1.495         $1.342         $1.095
  Accumulation Unit Value at end of
   period                                 $2.160         $1.664         $1.490         $1.495         $1.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,299         27,495         34,734         39,536         43,603
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.664         $1.490         $1.495         $1.342         $1.095
  Accumulation Unit Value at end of
   period                                 $2.160         $1.664         $1.490         $1.495         $1.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,299         27,495         34,734         39,536         43,603
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.618         $1.452         $1.460         $1.315         $1.075
  Accumulation Unit Value at end of
   period                                 $2.094         $1.618         $1.452         $1.460         $1.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,732          4,929          4,529          4,145          3,874
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.975         $3.568         $3.591         $3.234         $2.645
  Accumulation Unit Value at end of
   period                                 $5.142         $3.975         $3.568         $3.591         $3.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                637            920          1,132          1,235          1,333
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.385        $13.845        $13.970        $12.614        $10.343
  Accumulation Unit Value at end of
   period                                $19.855        $15.385        $13.845        $13.970        $12.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             24             19             15              8
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.290         $1.058         $1.243         $1.100         $0.820
  Accumulation Unit Value at end of
   period                                 $1.739         $1.290         $1.058         $1.243         $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                956          1,486          1,478          1,551          1,804
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.264         $1.038         $1.222         $1.084         $0.810
  Accumulation Unit Value at end of
   period                                 $1.700         $1.264         $1.038         $1.222         $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48            103            110            113            151
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.873         $1.540         $1.815         $1.612         $1.205
  Accumulation Unit Value at end of
   period                                 $2.517         $1.873         $1.540         $1.815         $1.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                145            152            163            224            234
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.815         $1.495         $1.765         $1.571         $1.177
  Accumulation Unit Value at end of
   period                                 $2.433         $1.815         $1.495         $1.765         $1.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                271            555            743            919          1,021
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.815         $1.495         $1.765         $1.571         $1.177
  Accumulation Unit Value at end of
   period                                 $2.433         $1.815         $1.495         $1.765         $1.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                271            555            743            919          1,021
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.112         $8.351         $9.884         $8.817         $6.625
  Accumulation Unit Value at end of
   period                                $13.523        $10.112         $8.351         $9.884         $8.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             21             18             16             16

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.647         $1.547         $1.306         $1.216
  Accumulation Unit Value at end of
   period                                 $1.095         $1.647         $1.547         $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,999         47,575         32,724         12,690
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.647         $1.547         $1.306         $1.216
  Accumulation Unit Value at end of
   period                                 $1.095         $1.647         $1.547         $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,999         47,575         32,724         12,690
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.992         $3.761         $3.186         $2.972
  Accumulation Unit Value at end of
   period                                 $2.645         $3.992         $3.761         $3.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,460          1,389            885            416
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.746         $1.412         $1.252         $1.106
  Accumulation Unit Value at end of
   period                                 $0.820         $1.746         $1.412         $1.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,017          1,536            800            223
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.727         $1.400         $1.243         $1.100
  Accumulation Unit Value at end of
   period                                 $0.810         $1.727         $1.400         $1.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            245            196            102
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.573         $2.087         $1.855         $1.643
  Accumulation Unit Value at end of
   period                                 $1.205         $2.573         $2.087         $1.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                260            271            112             66
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.518         $2.047         $1.823         $1.616
  Accumulation Unit Value at end of
   period                                 $1.177         $2.518         $2.047         $1.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,165          1,190          1,112            530
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.518         $2.047         $1.823         $1.616
  Accumulation Unit Value at end of
   period                                 $1.177         $2.518         $2.047         $1.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,165          1,190          1,112            530
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

16

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.770         $1.462         $1.731         $1.545         $1.162
  Accumulation Unit Value at end of
   period                                 $2.365         $1.770         $1.462         $1.731         $1.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             49             92            114            118
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.894        $13.166        $15.629        $13.984        $10.539
  Accumulation Unit Value at end of
   period                                $21.191        $15.894        $13.166        $15.629        $13.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.441         $8.921         $9.948         $8.674         $6.174
  Accumulation Unit Value at end of
   period                                $13.316        $10.441         $8.921         $9.948         $8.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             43             53             47             35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.340         $8.853         $9.891         $8.642         $6.163
  Accumulation Unit Value at end of
   period                                $13.161        $10.340         $8.853         $9.891         $8.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              1             11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.291         $8.819         $9.863         $8.626         $6.158
  Accumulation Unit Value at end of
   period                                $13.084        $10.291         $8.819         $9.863         $8.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.191         $8.751         $9.808         $8.594         $6.148
  Accumulation Unit Value at end of
   period                                $12.933        $10.191         $8.751         $9.808         $8.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4             11             13             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.191         $8.751         $9.808         $8.594         $6.148
  Accumulation Unit Value at end of
   period                                $12.933        $10.191         $8.751         $9.808         $8.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4             11             13             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.069         $8.668         $9.738         $8.555         $6.135
  Accumulation Unit Value at end of
   period                                $12.745        $10.069         $8.668         $9.738         $8.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.045         $8.651         $9.724         $8.547         $6.132
  Accumulation Unit Value at end of
   period                                $12.708        $10.045         $8.651         $9.724         $8.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.996        $14.674        $16.536        $14.571        $10.480
  Accumulation Unit Value at end of
   period                                $21.448        $16.996        $14.674        $16.536        $14.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.492         $2.032         $1.815         $1.613
  Accumulation Unit Value at end of
   period                                 $1.162         $2.492         $2.032         $1.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                117            101             80             45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.486              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.174              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.482              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.163              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.481              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.158              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.477              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.148              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.477              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.148              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.472              -              -              -
  Accumulation Unit Value at end of
   period                                 $6.132              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.471         $1.257         $1.396         $1.183         $0.892
  Accumulation Unit Value at end of
   period                                 $1.970         $1.471         $1.257         $1.396         $1.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,723          2,776          2,811          2,962          2,778
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.441         $1.233         $1.373         $1.166         $0.880
  Accumulation Unit Value at end of
   period                                 $1.926         $1.441         $1.233         $1.373         $1.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89            170            205            197            223
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.425         $1.221         $1.360         $1.156         $0.874
  Accumulation Unit Value at end of
   period                                 $1.903         $1.425         $1.221         $1.360         $1.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                190            269            394            452            241
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.395         $1.197         $1.337         $1.139         $0.862
  Accumulation Unit Value at end of
   period                                 $1.859         $1.395         $1.197         $1.337         $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,044          1,667          2,080          2,066          1,963
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.395         $1.197         $1.337         $1.139         $0.862
  Accumulation Unit Value at end of
   period                                 $1.859         $1.395         $1.197         $1.337         $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,044          1,667          2,080          2,066          1,963
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.359         $1.170         $1.309         $1.118         $0.849
  Accumulation Unit Value at end of
   period                                 $1.807         $1.359         $1.170         $1.309         $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                252            187            203            179            315
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.352         $1.164         $1.304         $1.114         $0.846
  Accumulation Unit Value at end of
   period                                 $1.796         $1.352         $1.164         $1.304         $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             47             57            104            142
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.462        $14.210        $15.955        $13.663        $10.404
  Accumulation Unit Value at end of
   period                                $21.818        $16.462        $14.210        $15.955        $13.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.867         $1.489         $1.653         $1.422         $1.110
  Accumulation Unit Value at end of
   period                                 $2.506         $1.867         $1.489         $1.653         $1.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,708          7,422          8,452          8,730          9,523
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.829         $1.461         $1.625         $1.401         $1.096
  Accumulation Unit Value at end of
   period                                 $2.449         $1.829         $1.461         $1.625         $1.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                363            601            721            784            832
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.808         $1.446         $1.610         $1.390         $1.088
  Accumulation Unit Value at end of
   period                                 $2.420         $1.808         $1.446         $1.610         $1.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                780            914            993            999          1,118

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.549         $1.342         $1.298         $1.150
  Accumulation Unit Value at end of
   period                                 $0.892         $1.549         $1.342         $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,970          2,619          1,928            503
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.533         $1.330         $1.289         $1.144
  Accumulation Unit Value at end of
   period                                 $0.880         $1.533         $1.330         $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            449            323            139
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.523         $1.323         $1.284         $1.140
  Accumulation Unit Value at end of
   period                                 $0.874         $1.523         $1.323         $1.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                248            277            131             97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.506         $1.311         $1.274         $1.133
  Accumulation Unit Value at end of
   period                                 $0.862         $1.506         $1.311         $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,343          2,300          1,822            922
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.506         $1.311         $1.274         $1.133
  Accumulation Unit Value at end of
   period                                 $0.862         $1.506         $1.311         $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,343          2,300          1,822            922
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.482         $1.294         $1.261         $1.124
  Accumulation Unit Value at end of
   period                                 $0.846         $1.482         $1.294         $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                141            145            351            373
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.067         $1.612         $1.456         $1.164
  Accumulation Unit Value at end of
   period                                 $1.110         $2.067         $1.612         $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,438          8,003          4,573            888
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.044         $1.598         $1.446         $1.158
  Accumulation Unit Value at end of
   period                                 $1.096         $2.044         $1.598         $1.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                780            736            493            197
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.032         $1.590         $1.440         $1.154
  Accumulation Unit Value at end of
   period                                 $1.088         $2.032         $1.590         $1.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,206          1,089            594            138

18

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.770         $1.419         $1.583         $1.369         $1.074
  Accumulation Unit Value at end of
   period                                 $2.364         $1.770         $1.419         $1.583         $1.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,711          4,276          5,567          6,150          6,932
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.770         $1.419         $1.583         $1.369         $1.074
  Accumulation Unit Value at end of
   period                                 $2.364         $1.770         $1.419         $1.583         $1.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,711          4,276          5,567          6,150          6,932
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.785        $14.288        $15.980        $13.853        $10.894
  Accumulation Unit Value at end of
   period                                $23.688        $17.785        $14.288        $15.980        $13.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             70             73             62             73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.716         $1.379         $1.543         $1.339         $1.053
  Accumulation Unit Value at end of
   period                                 $2.284         $1.716         $1.379         $1.543         $1.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                618            644            814            912          1,216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.011        $13.707        $15.377        $13.370        $10.545
  Accumulation Unit Value at end of
   period                                $22.589        $17.011        $13.707        $15.377        $13.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              4              5              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.053         $1.816         $1.755         $1.528         $1.028
  Accumulation Unit Value at end of
   period                                 $2.160         $2.053         $1.816         $1.755         $1.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,302          8,424          8,688          9,317          8,671
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.010         $1.782         $1.726         $1.506         $1.014
  Accumulation Unit Value at end of
   period                                 $2.111         $2.010         $1.782         $1.726         $1.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                426            648            708            726            750
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.072         $1.839         $1.782         $1.557         $1.050
  Accumulation Unit Value at end of
   period                                 $2.173         $2.072         $1.839         $1.782         $1.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                885          1,110          1,160          1,288          1,207
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.007         $1.785         $1.733         $1.517         $1.025
  Accumulation Unit Value at end of
   period                                 $2.101         $2.007         $1.785         $1.733         $1.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,261          4,619          5,041          6,666          8,196
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.007         $1.785         $1.733         $1.517         $1.025
  Accumulation Unit Value at end of
   period                                 $2.101         $2.007         $1.785         $1.733         $1.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,261          4,619          5,041          6,666          8,196
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.975        $15.135        $14.733        $12.928         $8.757
  Accumulation Unit Value at end of
   period                                $17.727        $16.975        $15.135        $14.733        $12.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                101            101             74             62             41

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.009         $1.575         $1.429         $1.147
  Accumulation Unit Value at end of
   period                                 $1.074         $2.009         $1.575         $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,002          7,340          5,076          2,037
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.009         $1.575         $1.429         $1.147
  Accumulation Unit Value at end of
   period                                 $1.074         $2.009         $1.575         $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,002          7,340          5,076          2,037
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.977         $1.555         $1.415         $1.137
  Accumulation Unit Value at end of
   period                                 $1.053         $1.977         $1.555         $1.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,541          1,753          1,368            626
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.390         $1.368         $1.245         $1.192
  Accumulation Unit Value at end of
   period                                 $1.028         $1.390         $1.368         $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,072          6,578          3,048            636
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.375         $1.356         $1.236         $1.186
  Accumulation Unit Value at end of
   period                                 $1.014         $1.375         $1.356         $1.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                548            648            494            300
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.424         $1.406         $1.283         $1.231
  Accumulation Unit Value at end of
   period                                 $1.050         $1.424         $1.406         $1.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                925            868            425             66
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.394         $1.379         $1.261         $1.211
  Accumulation Unit Value at end of
   period                                 $1.025         $1.394         $1.379         $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,077          5,005          2,833          1,148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.394         $1.379         $1.261         $1.211
  Accumulation Unit Value at end of
   period                                 $1.025         $1.394         $1.379         $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,077          5,005          2,833          1,148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.957         $1.746         $1.700         $1.493         $1.012
  Accumulation Unit Value at end of
   period                                 $2.043         $1.957         $1.746         $1.700         $1.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                409            926          1,281          1,230            904
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.896        $17.792        $17.372        $15.289        $10.387
  Accumulation Unit Value at end of
   period                                $20.714        $19.896        $17.792        $17.372        $15.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              1              -              -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.169         $1.023         $1.016         $0.896         $0.719
  Accumulation Unit Value at end of
   period                                 $1.525         $1.169         $1.023         $1.016         $0.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,150          2,833          2,557          2,918          3,287
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.145         $1.004         $0.999         $0.883         $0.709
  Accumulation Unit Value at end of
   period                                 $1.491         $1.145         $1.004         $0.999         $0.883
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                467            358            357            346            394
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.510         $4.835         $4.818         $4.261         $3.427
  Accumulation Unit Value at end of
   period                                 $7.166         $5.510         $4.835         $4.818         $4.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            230            234            246            236
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.185         $1.042         $1.040         $0.921         $0.743
  Accumulation Unit Value at end of
   period                                 $1.537         $1.185         $1.042         $1.040         $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                552          1,091          1,181          1,085          1,215
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.185         $1.042         $1.040         $0.921         $0.743
  Accumulation Unit Value at end of
   period                                 $1.537         $1.185         $1.042         $1.040         $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                552          1,091          1,181          1,085          1,215
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.151         $1.015         $1.016         $0.902         $0.729
  Accumulation Unit Value at end of
   period                                 $1.491         $1.151         $1.015         $1.016         $0.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                236            123             89            160            200
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.205         $4.590         $4.597         $4.086         $3.303
  Accumulation Unit Value at end of
   period                                 $6.735         $5.205         $4.590         $4.597         $4.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             14             41             46             53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.880        $14.039        $14.096        $12.559        $10.177
  Accumulation Unit Value at end of
   period                                $20.498        $15.880        $14.039        $14.096        $12.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.380         $1.369         $1.255         $1.209
  Accumulation Unit Value at end of
   period                                 $1.012         $1.380         $1.369         $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                454            353            309            145
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.156         $1.111         $0.974         $0.904
  Accumulation Unit Value at end of
   period                                 $0.719         $1.156         $1.111         $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,902          2,750          1,382            306
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.143         $1.102         $0.967         $0.899
  Accumulation Unit Value at end of
   period                                 $0.709         $1.143         $1.102         $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                618            638            525             37
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.529         $5.333         $4.686         $4.360
  Accumulation Unit Value at end of
   period                                 $3.427         $5.529         $5.333         $4.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199            175             85              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.201         $1.160         $1.022         $0.952
  Accumulation Unit Value at end of
   period                                 $0.743         $1.201         $1.160         $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,399          1,508          1,546            823
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.201         $1.160         $1.022         $0.952
  Accumulation Unit Value at end of
   period                                 $0.743         $1.201         $1.160         $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,399          1,508          1,546            823
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.355         $5.191         $4.584         $4.279
  Accumulation Unit Value at end of
   period                                 $3.303         $5.355         $5.191         $4.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             93             85             81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

20

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.492         $1.256         $1.477         $1.305         $0.989
  Accumulation Unit Value at end of
   period                                 $1.793         $1.492         $1.256         $1.477         $1.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,052         17,336         19,669         21,060         14,985
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.462         $1.233         $1.452         $1.286         $0.977
  Accumulation Unit Value at end of
   period                                 $1.753         $1.462         $1.233         $1.452         $1.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,065          1,626          2,077          2,180          1,868
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.712         $2.289         $2.700         $2.392         $1.819
  Accumulation Unit Value at end of
   period                                 $3.249         $2.712         $2.289         $2.700         $2.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,092          1,023          1,212          1,323            872
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.480         $1.252         $1.480         $1.314         $1.001
  Accumulation Unit Value at end of
   period                                 $1.770         $1.480         $1.252         $1.480         $1.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,356          9,453         12,137         13,112          9,622
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.480         $1.252         $1.480         $1.314         $1.001
  Accumulation Unit Value at end of
   period                                 $1.770         $1.480         $1.252         $1.480         $1.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,356          9,453         12,137         13,112          9,622
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.439         $1.220         $1.446         $1.287         $0.983
  Accumulation Unit Value at end of
   period                                 $1.716         $1.439         $1.220         $1.446         $1.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,104          1,561          1,782          1,589            984
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.561         $2.173         $2.576         $2.294         $1.753
  Accumulation Unit Value at end of
   period                                 $3.053         $2.561         $2.173         $2.576         $2.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                418            552            699            802            559
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.479        $13.164        $15.643        $13.967        $10.699
  Accumulation Unit Value at end of
   period                                $18.405        $15.479        $13.164        $15.643        $13.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8              6              3              -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.745        $11.128        $12.310        $10.273              -
  Accumulation Unit Value at end of
   period                                $18.305        $13.745        $11.128        $12.310              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             70             78             62              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.676        $11.094        $12.297        $10.271              -
  Accumulation Unit Value at end of
   period                                $18.176        $13.676        $11.094        $12.297              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              4              2              2              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.642        $11.077        $12.291        $10.270              -
  Accumulation Unit Value at end of
   period                                $18.112        $13.642        $11.077        $12.291              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             14             10              9              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.733         $1.375         $1.118         $0.956
  Accumulation Unit Value at end of
   period                                 $0.989         $1.733         $1.375         $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,268         16,369         10,931          2,537
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.714         $1.363         $1.110         $0.951
  Accumulation Unit Value at end of
   period                                 $0.977         $1.714         $1.363         $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,153          2,306          2,478          1,531
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.195         $2.544         $2.074         $1.777
  Accumulation Unit Value at end of
   period                                 $1.819         $3.195         $2.544         $2.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                961            833            515            106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.762         $1.406         $1.148         $0.985
  Accumulation Unit Value at end of
   period                                 $1.001         $1.762         $1.406         $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,052         10,900          9,589          4,886
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.762         $1.406         $1.148         $0.985
  Accumulation Unit Value at end of
   period                                 $1.001         $1.762         $1.406         $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,052         10,900          9,589          4,886
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.095         $2.477         $2.029         $1.744
  Accumulation Unit Value at end of
   period                                 $1.753         $3.095         $2.477         $2.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                595            538            549            247
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.573        $11.043        $12.278        $10.268              -
  Accumulation Unit Value at end of
   period                                $17.985        $13.573        $11.043        $12.278              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             33             37             38              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.573        $11.043        $12.278        $10.268              -
  Accumulation Unit Value at end of
   period                                $17.985        $13.573        $11.043        $12.278              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             33             37             38              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.488        $11.001        $12.262        $10.265              -
  Accumulation Unit Value at end of
   period                                $17.828        $13.488        $11.001        $12.262              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             17             13              9              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.471        $10.993        $12.259        $10.265              -
  Accumulation Unit Value at end of
   period                                $17.796        $13.471        $10.993        $12.259              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.386        $10.951        $12.243        $10.262              -
  Accumulation Unit Value at end of
   period                                $17.640        $13.386        $10.951        $12.243              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.789         $1.565         $1.638         $1.335         $1.044
  Accumulation Unit Value at end of
   period                                 $2.553         $1.789         $1.565         $1.638         $1.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,315          4,913          5,654          6,365          6,865
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.752         $1.536         $1.611         $1.315         $1.031
  Accumulation Unit Value at end of
   period                                 $2.496         $1.752         $1.536         $1.611         $1.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                166            295            345            358            383
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.838         $2.490         $2.614         $2.137         $1.677
  Accumulation Unit Value at end of
   period                                 $4.039         $2.838         $2.490         $2.614         $2.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                350            369            441            521            517
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.953         $1.717         $1.806         $1.479         $1.163
  Accumulation Unit Value at end of
   period                                 $2.773         $1.953         $1.717         $1.806         $1.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,327          1,749          2,032          2,082          2,363
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.953         $1.717         $1.806         $1.479         $1.163
  Accumulation Unit Value at end of
   period                                 $2.773         $1.953         $1.717         $1.806         $1.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,327          1,749          2,032          2,082          2,363
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.898         $1.673         $1.764         $1.448         $1.142
  Accumulation Unit Value at end of
   period                                 $2.689         $1.898         $1.673         $1.764         $1.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                585            414            428            488            472

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.779         $1.575         $1.538              -
  Accumulation Unit Value at end of
   period                                 $1.044         $1.779         $1.575              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,166          3,799            398              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.760         $1.561         $1.526              -
  Accumulation Unit Value at end of
   period                                 $1.031         $1.760         $1.561              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                411            277              1              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.865         $2.544         $2.489              -
  Accumulation Unit Value at end of
   period                                 $1.677         $2.865         $2.544              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                515            298             44              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.991         $1.772         $1.735              -
  Accumulation Unit Value at end of
   period                                 $1.163         $1.991         $1.772              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,378          1,427             96              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.991         $1.772         $1.735              -
  Accumulation Unit Value at end of
   period                                 $1.163         $1.991         $1.772              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,378          1,427             96              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

22

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.681         $2.364         $2.494         $2.049         $1.616
  Accumulation Unit Value at end of
   period                                 $3.796         $2.681         $2.364         $2.494         $2.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             91            113            133            170
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.176        $15.183        $16.061        $13.226        $10.458
  Accumulation Unit Value at end of
   period                                $24.259        $17.176        $15.183        $16.061        $13.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              1
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.479         $9.148         $9.361         $7.525         $5.148
  Accumulation Unit Value at end of
   period                                $14.246        $10.479         $9.148         $9.361         $7.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            188            204            211            524
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.369         $9.070         $9.299         $7.491         $5.135
  Accumulation Unit Value at end of
   period                                $14.068        $10.369         $9.070         $9.299         $7.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             11             11             11             13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.315         $9.032         $9.269         $7.474         $5.128
  Accumulation Unit Value at end of
   period                                $13.980        $10.315         $9.032         $9.269         $7.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             29             30             33             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.206         $8.955         $9.208         $7.440         $5.115
  Accumulation Unit Value at end of
   period                                $13.805        $10.206         $8.955         $9.208         $7.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             63            105             77             95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.206         $8.955         $9.208         $7.440         $5.115
  Accumulation Unit Value at end of
   period                                $13.805        $10.206         $8.955         $9.208         $7.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             63            105             77             95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.072         $8.859         $9.133         $7.397         $5.099
  Accumulation Unit Value at end of
   period                                $13.590        $10.072         $8.859         $9.133         $7.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              6              7              4              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.046         $8.840         $9.118         $7.389         $5.095
  Accumulation Unit Value at end of
   period                                $13.547        $10.046         $8.840         $9.118         $7.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             31             34             36             53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.128        $17.757        $18.361        $14.916        $10.312
  Accumulation Unit Value at end of
   period                                $27.077        $20.128        $17.757        $18.361        $14.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.809         $1.559         $1.554         $1.151         $0.860
  Accumulation Unit Value at end of
   period                                 $2.590         $1.809         $1.559         $1.554         $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,468          3,318          4,083          4,141          5,613

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.775         $2.477         $2.430              -
  Accumulation Unit Value at end of
   period                                 $1.616         $2.775         $2.477              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199            101             28              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.798         $9.516              -              -
  Accumulation Unit Value at end of
   period                                 $5.148         $9.798              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32              2              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.792         $9.513              -              -
  Accumulation Unit Value at end of
   period                                 $5.135         $9.792              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.790         $9.512              -              -
  Accumulation Unit Value at end of
   period                                 $5.128         $9.790              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.784         $9.509              -              -
  Accumulation Unit Value at end of
   period                                 $5.115         $9.784              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20              9              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.784         $9.509              -              -
  Accumulation Unit Value at end of
   period                                 $5.115         $9.784              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20              9              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.776         $9.505              -              -
  Accumulation Unit Value at end of
   period                                 $5.095         $9.776              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.391         $1.433         $1.357         $1.155
  Accumulation Unit Value at end of
   period                                 $0.860         $1.391         $1.433         $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,914          3,865          3,006          1,290

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.771         $1.529         $1.528         $1.134         $0.849
  Accumulation Unit Value at end of
   period                                 $2.532         $1.771         $1.529         $1.528         $1.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                649            835          1,013            868            890
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.752         $1.514         $1.515         $1.125         $0.843
  Accumulation Unit Value at end of
   period                                 $2.501         $1.752         $1.514         $1.515         $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                374            601            697            740            734
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.715         $1.485         $1.488         $1.108         $0.832
  Accumulation Unit Value at end of
   period                                 $2.444         $1.715         $1.485         $1.488         $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,194          3,381          4,225          4,551          4,631
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.715         $1.485         $1.488         $1.108         $0.832
  Accumulation Unit Value at end of
   period                                 $2.444         $1.715         $1.485         $1.488         $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,194          3,381          4,225          4,551          4,631
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.962        $14.726        $14.798        $11.044         $8.314
  Accumulation Unit Value at end of
   period                                $24.111        $16.962        $14.726        $14.798        $11.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             48             45             20             31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.662         $1.444         $1.452         $1.084         $0.816
  Accumulation Unit Value at end of
   period                                 $2.361         $1.662         $1.444         $1.452         $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                325            430            537            568            521
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.465        $18.691        $18.839        $14.102        $10.648
  Accumulation Unit Value at end of
   period                                $30.420        $21.465        $18.691        $18.839        $14.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.111         $0.983         $1.005         $0.886         $0.633
  Accumulation Unit Value at end of
   period                                 $1.453         $1.111         $0.983         $1.005         $0.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,522          3,762          4,230          4,632          4,868
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.088         $0.964         $0.988         $0.873         $0.625
  Accumulation Unit Value at end of
   period                                 $1.420         $1.088         $0.964         $0.988         $0.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                234            545            622            718          1,031
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.747         $5.985         $6.139         $5.426         $3.890
  Accumulation Unit Value at end of
   period                                 $8.795         $6.747         $5.985         $6.139         $5.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             98            107            114            116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.118         $0.994         $1.021         $0.904         $0.650
  Accumulation Unit Value at end of
   period                                 $1.454         $1.118         $0.994         $1.021         $0.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,515          2,658          3,462          3,728          4,237

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.376         $1.421         $1.347         $1.149
  Accumulation Unit Value at end of
   period                                 $0.849         $1.376         $1.421         $1.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                963          1,022          1,104            755
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.367         $1.413         $1.342         $1.145
  Accumulation Unit Value at end of
   period                                 $0.843         $1.367         $1.413         $1.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                697            668            394            100
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.352         $1.400         $1.332         $1.138
  Accumulation Unit Value at end of
   period                                 $0.832         $1.352         $1.400         $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,417          5,917          5,311          2,974
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.352         $1.400         $1.332         $1.138
  Accumulation Unit Value at end of
   period                                 $0.832         $1.352         $1.400         $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,417          5,917          5,311          2,974
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.330         $1.382         $1.319         $1.129
  Accumulation Unit Value at end of
   period                                 $0.816         $1.330         $1.382         $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                426            619            565            314
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.126         $1.075         $0.949         $0.846
  Accumulation Unit Value at end of
   period                                 $0.633         $1.126         $1.075         $0.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,267          5,153          4,521          1,348
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.114         $1.066         $0.942         $0.842
  Accumulation Unit Value at end of
   period                                 $0.625         $1.114         $1.066         $0.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,309          1,268          1,213            786
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.940         $6.649         $5.884         $5.258
  Accumulation Unit Value at end of
   period                                 $3.890         $6.940         $6.649         $5.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121            114             73             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.161         $1.115         $0.989         $0.885
  Accumulation Unit Value at end of
   period                                 $0.650         $1.161         $1.115         $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,119          5,142          4,691          2,567

24

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.118         $0.994         $1.021         $0.904         $0.650
  Accumulation Unit Value at end of
   period                                 $1.454         $1.118         $0.994         $1.021         $0.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,515          2,658          3,462          3,728          4,237
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.087         $0.968         $0.998         $0.886         $0.638
  Accumulation Unit Value at end of
   period                                 $1.410         $1.087         $0.968         $0.998         $0.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                558            336            280            311            304
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.374         $5.682         $5.858         $5.203         $3.748
  Accumulation Unit Value at end of
   period                                 $8.266         $6.374         $5.682         $5.858         $5.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             79            124            206            213
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.395        $15.545        $16.067        $14.307        $10.333
  Accumulation Unit Value at end of
   period                                $22.504        $17.395        $15.545        $16.067        $14.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             27             30              -              -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.941         $1.825         $1.726         $1.624         $1.428
  Accumulation Unit Value at end of
   period                                 $1.892         $1.941         $1.825         $1.726         $1.624
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             85,827         81,956         87,189         94,159         97,242
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.901         $1.791         $1.697         $1.600         $1.410
  Accumulation Unit Value at end of
   period                                 $1.849         $1.901         $1.791         $1.697         $1.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,903          8,378          9,643         10,749         11,632
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.049         $3.820         $3.622         $3.418         $3.016
  Accumulation Unit Value at end of
   period                                 $3.936         $4.049         $3.820         $3.622         $3.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,408          3,624          3,487          4,198          4,389
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.792         $1.694         $1.610         $1.522         $1.346
  Accumulation Unit Value at end of
   period                                 $1.739         $1.792         $1.694         $1.610         $1.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,265         41,860         51,440         55,243         57,158
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.792         $1.694         $1.610         $1.522         $1.346
  Accumulation Unit Value at end of
   period                                 $1.739         $1.792         $1.694         $1.610         $1.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,265         41,860         51,440         55,243         57,158
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.502        $15.640        $14.898        $14.123        $12.515
  Accumulation Unit Value at end of
   period                                $15.971        $16.502        $15.640        $14.898        $14.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                864            850            533            470            425
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.824         $3.626         $3.456         $3.278         $2.906
  Accumulation Unit Value at end of
   period                                 $3.699         $3.824         $3.626         $3.456         $3.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                937          1,408          1,704          2,135          2,162

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.161         $1.115         $0.989         $0.885
  Accumulation Unit Value at end of
   period                                 $0.650         $1.161         $1.115         $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,119          5,142          4,691          2,567
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.721         $6.472         $5.756         $5.161
  Accumulation Unit Value at end of
   period                                 $3.748         $6.721         $6.472         $5.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                214            236            201            115
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.564         $1.512         $1.459         $1.449
  Accumulation Unit Value at end of
   period                                 $1.428         $1.564         $1.512         $1.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             99,069         95,170         51,367         11,944
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.547         $1.498         $1.449         $1.441
  Accumulation Unit Value at end of
   period                                 $1.410         $1.547         $1.498         $1.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,266         14,230         12,175          6,612
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.312         $3.211         $3.108         $3.094
  Accumulation Unit Value at end of
   period                                 $3.016         $3.312         $3.211         $3.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,382          3,892          1,954            519
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.481         $1.438         $1.395         $1.391
  Accumulation Unit Value at end of
   period                                 $1.346         $1.481         $1.438         $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             60,868         65,381         48,893         22,344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.481         $1.438         $1.395         $1.391
  Accumulation Unit Value at end of
   period                                 $1.346         $1.481         $1.438         $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             60,868         65,381         48,893         22,344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.208         $3.125         $3.041         $3.037
  Accumulation Unit Value at end of
   period                                 $2.906         $3.208         $3.125         $3.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,187          2,504          1,973          1,146

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.365        $12.705        $12.139        $11.541        $10.258
  Accumulation Unit Value at end of
   period                                $12.896        $13.365        $12.705        $12.139        $11.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             63             57             14              8
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.275         $1.243         $1.199         $1.169         $1.144
  Accumulation Unit Value at end of
   period                                 $1.239         $1.275         $1.243         $1.199         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,550         38,307         40,610         44,370         46,307
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.248         $1.220         $1.179         $1.152         $1.129
  Accumulation Unit Value at end of
   period                                 $1.211         $1.248         $1.220         $1.179         $1.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,068          4,340          4,776          5,369          6,038
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.234         $1.208         $1.169         $1.142         $1.121
  Accumulation Unit Value at end of
   period                                 $1.196         $1.234         $1.208         $1.169         $1.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,554          4,897          4,577          5,270          5,672
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.208         $1.185         $1.148         $1.125         $1.106
  Accumulation Unit Value at end of
   period                                 $1.169         $1.208         $1.185         $1.148         $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,459         19,328         22,065         25,378         28,546
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.208         $1.185         $1.148         $1.125         $1.106
  Accumulation Unit Value at end of
   period                                 $1.169         $1.208         $1.185         $1.148         $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,459         19,328         22,065         25,378         28,546
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.178         $1.157         $1.125         $1.104         $1.089
  Accumulation Unit Value at end of
   period                                 $1.136         $1.178         $1.157         $1.125         $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,816          3,890          3,723          3,711          3,834
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.171         $1.152         $1.120         $1.100         $1.085
  Accumulation Unit Value at end of
   period                                 $1.129         $1.171         $1.152         $1.120         $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,101          1,553          1,853          2,295          2,565
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.716        $10.564        $10.297        $10.142        $10.028
  Accumulation Unit Value at end of
   period                                $10.307        $10.716        $10.564        $10.297        $10.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              7              6              3              8
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.144         $1.157         $1.171         $1.184         $1.197
  Accumulation Unit Value at end of
   period                                 $1.131         $1.144         $1.157         $1.171         $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,913         22,549         19,489         20,708         32,764

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.164         $1.129         $1.098         $1.095
  Accumulation Unit Value at end of
   period                                 $1.144         $1.164         $1.129         $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             48,733         48,217         24,211          4,626
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.152         $1.119         $1.090         $1.089
  Accumulation Unit Value at end of
   period                                 $1.129         $1.152         $1.119         $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,486          7,410          5,356          3,146
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.145         $1.113         $1.086         $1.086
  Accumulation Unit Value at end of
   period                                 $1.121         $1.145         $1.113         $1.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,202          4,593          1,824            354
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.132         $1.102         $1.078         $1.079
  Accumulation Unit Value at end of
   period                                 $1.106         $1.132         $1.102         $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             31,350         32,217         22,472          9,846
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.132         $1.102         $1.078         $1.079
  Accumulation Unit Value at end of
   period                                 $1.106         $1.132         $1.102         $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             31,350         32,217         22,472          9,846
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.114         $1.088         $1.067         $1.070
  Accumulation Unit Value at end of
   period                                 $1.085         $1.114         $1.088         $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,508          2,621          2,033            891
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.186         $1.143         $1.104         $1.090
  Accumulation Unit Value at end of
   period                                 $1.197         $1.186         $1.143         $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             62,131         17,091          9,397          1,575

26

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.121         $1.136         $1.151         $1.167         $1.182
  Accumulation Unit Value at end of
   period                                 $1.106         $1.121         $1.136         $1.151         $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,107          2,452          2,342          2,399          2,739
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.938         $1.966         $1.995         $2.024         $2.052
  Accumulation Unit Value at end of
   period                                 $1.910         $1.938         $1.966         $1.995         $2.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,062          2,038          2,394          2,247          2,887
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.113         $1.132         $1.150         $1.169         $1.188
  Accumulation Unit Value at end of
   period                                 $1.095         $1.113         $1.132         $1.150         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,819          8,931         11,987         14,616         21,560
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.113         $1.132         $1.150         $1.169         $1.188
  Accumulation Unit Value at end of
   period                                 $1.095         $1.113         $1.132         $1.150         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,819          8,931         11,987         14,616         21,560
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.997         $1.016         $1.035         $1.055         $1.075
  Accumulation Unit Value at end of
   period                                 $0.978         $0.997         $1.016         $1.035         $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,835          2,825          2,802          1,889          2,582
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.830         $1.867         $1.903         $1.941         $1.978
  Accumulation Unit Value at end of
   period                                 $1.795         $1.830         $1.867         $1.903         $1.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                851          1,168          1,033            995          1,216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.149         $9.352         $9.560         $9.773         $9.984
  Accumulation Unit Value at end of
   period                                 $8.950         $9.149         $9.352         $9.560         $9.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.505         $1.301         $1.342         $1.184         $0.963
  Accumulation Unit Value at end of
   period                                 $1.963         $1.505         $1.301         $1.342         $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,768         13,049         15,075         16,259         11,244
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.474         $1.277         $1.320         $1.167         $0.951
  Accumulation Unit Value at end of
   period                                 $1.918         $1.474         $1.277         $1.320         $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                765          1,101          1,272          1,461            799
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.453         $1.260         $1.304         $1.154         $0.941
  Accumulation Unit Value at end of
   period                                 $1.889         $1.453         $1.260         $1.304         $1.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,414          1,851          2,118          2,356          1,122
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.419         $1.234         $1.279         $1.134         $0.927
  Accumulation Unit Value at end of
   period                                 $1.842         $1.419         $1.234         $1.279         $1.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,964          5,766          7,352          8,158          4,647

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.173         $1.133         $1.097         $1.084
  Accumulation Unit Value at end of
   period                                 $1.182         $1.173         $1.133         $1.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,191          1,747            802            470
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.039         $1.971         $1.910         $1.888
  Accumulation Unit Value at end of
   period                                 $2.052         $2.039         $1.971         $1.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,339          1,262            344            103
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.183         $1.146         $1.112         $1.101
  Accumulation Unit Value at end of
   period                                 $1.188         $1.183         $1.146         $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,900         11,293          9,348          1,335
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.183         $1.146         $1.112         $1.101
  Accumulation Unit Value at end of
   period                                 $1.188         $1.183         $1.146         $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,900         11,293          9,348          1,335
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.975         $1.919         $1.868         $1.854
  Accumulation Unit Value at end of
   period                                 $1.978         $1.975         $1.919         $1.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,285            930            406            133
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.477         $1.371         $1.138         $1.056
  Accumulation Unit Value at end of
   period                                 $0.963         $1.477         $1.371         $1.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,935          6,940          1,315            174
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.461         $1.359         $1.131         $1.050
  Accumulation Unit Value at end of
   period                                 $0.951         $1.461         $1.359         $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                872            686            118             96
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.448         $1.348         $1.123         $1.043
  Accumulation Unit Value at end of
   period                                 $0.941         $1.448         $1.348         $1.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,281            805             72              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.429         $1.333         $1.112         $1.035
  Accumulation Unit Value at end of
   period                                 $0.927         $1.429         $1.333         $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,138          3,688          1,017            481

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.419         $1.234         $1.279         $1.134         $0.927
  Accumulation Unit Value at end of
   period                                 $1.842         $1.419         $1.234         $1.279         $1.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,964          5,766          7,352          8,158          4,647
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.380         $1.203         $1.250         $1.111         $0.911
  Accumulation Unit Value at end of
   period                                 $1.787         $1.380         $1.203         $1.250         $1.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,359          1,239          1,381          1,391            783
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.377         $1.200         $1.248         $1.110         $0.910
  Accumulation Unit Value at end of
   period                                 $1.781         $1.377         $1.200         $1.248         $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                465            904            968          1,093            398
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.444        $13.495        $14.071        $12.543        $10.310
  Accumulation Unit Value at end of
   period                                $19.934        $15.444        $13.495        $14.071        $12.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              2              2              1
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.441        $13.341        $13.385        $11.082         $8.055
  Accumulation Unit Value at end of
   period                                $20.444        $15.441        $13.341        $13.385        $11.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            269            286            315            323
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.201        $13.160        $13.230        $10.975         $7.994
  Accumulation Unit Value at end of
   period                                $20.086        $15.201        $13.160        $13.230        $10.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             21             24             48             49
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.082        $13.070        $13.153        $10.922         $7.963
  Accumulation Unit Value at end of
   period                                $19.909        $15.082        $13.070        $13.153        $10.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             21             23             25             24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.848        $12.893        $13.000        $10.817         $7.902
  Accumulation Unit Value at end of
   period                                $19.561        $14.848        $12.893        $13.000        $10.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88            146            164            186            199
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.848        $12.893        $13.000        $10.817         $7.902
  Accumulation Unit Value at end of
   period                                $19.561        $14.848        $12.893        $13.000        $10.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88            146            164            186            199
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.560        $12.674        $12.812        $10.687         $7.827
  Accumulation Unit Value at end of
   period                                $19.133        $14.560        $12.674        $12.812        $10.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             16             13             12             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.503        $12.631        $12.774        $10.661         $7.812
  Accumulation Unit Value at end of
   period                                $19.049        $14.503        $12.631        $12.774        $10.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             26             31             34             34

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.429         $1.333         $1.112         $1.035
  Accumulation Unit Value at end of
   period                                 $0.927         $1.429         $1.333         $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,138          3,688          1,017            481
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.406         $1.316         $1.102         $1.027
  Accumulation Unit Value at end of
   period                                 $0.910         $1.406         $1.316         $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                433            314            287            176
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.910        $13.060        $10.952         $9.638
  Accumulation Unit Value at end of
   period                                 $8.055        $13.910        $13.060        $10.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                336            297            152             28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.831        $13.012        $10.934         $9.634
  Accumulation Unit Value at end of
   period                                 $7.994        $13.831        $13.012        $10.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             30             31             12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.792        $12.988        $10.925         $9.633
  Accumulation Unit Value at end of
   period                                 $7.963        $13.792        $12.988        $10.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             25              6              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.714        $12.940        $10.906         $9.629
  Accumulation Unit Value at end of
   period                                 $7.902        $13.714        $12.940        $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                208            219            163             58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.714        $12.940        $10.906         $9.629
  Accumulation Unit Value at end of
   period                                 $7.902        $13.714        $12.940        $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                208            219            163             58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.598        $12.869        $10.879         $9.624
  Accumulation Unit Value at end of
   period                                 $7.812        $13.598        $12.869        $10.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             23             20              9

28

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.410        $16.948        $17.183        $14.376        $10.560
  Accumulation Unit Value at end of
   period                                $25.432        $19.410        $16.948        $17.183        $14.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              1              1              -
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.253        $14.675        $15.164        $13.259        $10.445
  Accumulation Unit Value at end of
   period                                $23.137        $17.253        $14.675        $15.164        $13.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                451            842          1,005          1,108          1,190
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.984        $14.476        $14.988        $13.131        $10.365
  Accumulation Unit Value at end of
   period                                $22.731        $16.984        $14.476        $14.988        $13.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            140            189            218            233
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.852        $14.377        $14.901        $13.068        $10.325
  Accumulation Unit Value at end of
   period                                $22.531        $16.852        $14.377        $14.901        $13.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             82             92             98            109
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.590        $14.182        $14.728        $12.942        $10.246
  Accumulation Unit Value at end of
   period                                $22.137        $16.590        $14.182        $14.728        $12.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                342            537            757            879            975
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.590        $14.182        $14.728        $12.942        $10.246
  Accumulation Unit Value at end of
   period                                $22.137        $16.590        $14.182        $14.728        $12.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                342            537            757            879            975
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.194        $13.878        $14.448        $12.728        $10.102
  Accumulation Unit Value at end of
   period                                $21.554        $16.194        $13.878        $14.448        $12.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93             85             94             83             76
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.115        $13.818        $14.393        $12.686        $10.074
  Accumulation Unit Value at end of
   period                                $21.439        $16.115        $13.818        $14.393        $12.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             52             75             87            103
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.636        $14.300        $14.933        $13.194        $10.504
  Accumulation Unit Value at end of
   period                                $22.077        $16.636        $14.300        $14.933        $13.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              1              1              -
INVESCO V.I. GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.258        $15.267        $15.801        $14.247        $11.612
  Accumulation Unit Value at end of
   period                                $22.822        $17.258        $15.267        $15.801        $14.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                374            745            827            917            992

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.458        $17.045        $14.858        $14.062
  Accumulation Unit Value at end of
   period                                $10.445        $16.458        $17.045        $14.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,336          1,453            935            270
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.365        $16.983        $14.833        $14.057
  Accumulation Unit Value at end of
   period                                $10.365        $16.365        $16.983        $14.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                252            286            254            157
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.318        $16.951        $14.821        $14.055
  Accumulation Unit Value at end of
   period                                $10.325        $16.318        $16.951        $14.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            130             82             41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.226        $16.889        $14.796        $14.050
  Accumulation Unit Value at end of
   period                                $10.246        $16.226        $16.889        $14.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,084          1,224          1,008            562
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.226        $16.889        $14.796        $14.050
  Accumulation Unit Value at end of
   period                                $10.246        $16.226        $16.889        $14.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,084          1,224          1,008            562
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.000        $16.704        $14.678        $13.966
  Accumulation Unit Value at end of
   period                                $10.074        $16.000        $16.704        $14.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                113            140            127             85
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.328        $17.097        $14.912        $13.595
  Accumulation Unit Value at end of
   period                                $11.612        $17.328        $17.097        $14.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,062          1,097            394             65

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.990        $15.060        $15.618        $14.110        $11.523
  Accumulation Unit Value at end of
   period                                $22.422        $16.990        $15.060        $15.618        $14.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             59             64             91             94
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.857        $14.957        $15.527        $14.042        $11.479
  Accumulation Unit Value at end of
   period                                $22.225        $16.857        $14.957        $15.527        $14.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             44             58             52             56
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.595        $14.754        $15.347        $13.906        $11.391
  Accumulation Unit Value at end of
   period                                $21.836        $16.595        $14.754        $15.347        $13.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                180            282            347            404            448
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.595        $14.754        $15.347        $13.906        $11.391
  Accumulation Unit Value at end of
   period                                $21.836        $16.595        $14.754        $15.347        $13.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                180            282            347            404            448
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.126        $14.373        $14.987        $13.615        $11.181
  Accumulation Unit Value at end of
   period                                $21.166        $16.126        $14.373        $14.987        $13.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             47             46             45             45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.030        $14.295        $14.913        $13.554        $11.136
  Accumulation Unit Value at end of
   period                                $21.029        $16.030        $14.295        $14.913        $13.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             33             42             46             53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.760        $13.195        $13.801        $12.575        $10.357
  Accumulation Unit Value at end of
   period                                $19.316        $14.760        $13.195        $13.801        $12.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              1              -              1
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.986              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.934              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                371              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.984              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.923              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.982              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.917              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                125              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.980              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.905              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  ----------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.230        $17.034        $14.887        $13.590
  Accumulation Unit Value at end of
   period                                $11.523        $17.230        $17.034        $14.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             97             77             26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.181        $17.003        $14.875        $13.588
  Accumulation Unit Value at end of
   period                                $11.479        $17.181        $17.003        $14.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             65             37             17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.084        $16.940        $14.850        $13.583
  Accumulation Unit Value at end of
   period                                $11.391        $17.084        $16.940        $14.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                513            513            388            158
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.084        $16.940        $14.850        $13.583
  Accumulation Unit Value at end of
   period                                $11.391        $17.084        $16.940        $14.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                513            513            388            158
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.751        $16.661        $14.649        $13.426
  Accumulation Unit Value at end of
   period                                $11.136        $16.751        $16.661        $14.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             50             40             17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

30

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.980              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.905              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.977              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.891              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.976              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.888              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.973              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.873              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.627        $14.047        $13.613        $12.260         $9.234
  Accumulation Unit Value at end of
   period                                $16.711        $15.627        $14.047        $13.613        $12.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                812          1,190          1,265          1,246          1,181
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.384        $13.856        $13.455        $12.142         $9.163
  Accumulation Unit Value at end of
   period                                $16.418        $15.384        $13.856        $13.455        $12.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             92             80             85             99
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.264        $13.762        $13.376        $12.084         $9.128
  Accumulation Unit Value at end of
   period                                $16.274        $15.264        $13.762        $13.376        $12.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            135            149            135            134
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.026        $13.575        $13.221        $11.967         $9.058
  Accumulation Unit Value at end of
   period                                $15.988        $15.026        $13.575        $13.221        $11.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                489            701            761            750            775
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.026        $13.575        $13.221        $11.967         $9.058
  Accumulation Unit Value at end of
   period                                $15.988        $15.026        $13.575        $13.221        $11.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                489            701            761            750            775
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.735        $13.345        $13.030        $11.824         $8.972
  Accumulation Unit Value at end of
   period                                $15.639        $14.735        $13.345        $13.030        $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            123            105             98             77
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.677        $13.299        $12.992        $11.795         $8.955
  Accumulation Unit Value at end of
   period                                $15.570        $14.677        $13.299        $12.992        $11.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             65            118            109            136

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  ----------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.327        $10.790         $9.984         $9.568
  Accumulation Unit Value at end of
   period                                 $9.234        $11.327        $10.790         $9.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,101            902            373             72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.263        $10.751         $9.967         $9.565
  Accumulation Unit Value at end of
   period                                 $9.163        $11.263        $10.751         $9.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             68             59             24
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.231        $10.731         $9.959         $9.563
  Accumulation Unit Value at end of
   period                                 $9.128        $11.231        $10.731         $9.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108             99             51             13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.167        $10.692         $9.942         $9.560
  Accumulation Unit Value at end of
   period                                 $9.058        $11.167        $10.692         $9.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                826            770            487            205
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.167        $10.692         $9.942         $9.560
  Accumulation Unit Value at end of
   period                                 $9.058        $11.167        $10.692         $9.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                826            770            487            205
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.073        $10.633         $9.917         $9.555
  Accumulation Unit Value at end of
   period                                 $8.955        $11.073        $10.633         $9.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119            113             42             18

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.049        $15.487        $15.166        $13.804        $10.506
  Accumulation Unit Value at end of
   period                                $18.041        $17.049        $15.487        $15.166        $13.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              4              -              2
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.163        $11.841        $11.954        $10.537         $8.637
  Accumulation Unit Value at end of
   period                                $16.647        $13.163        $11.841        $11.954        $10.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86            101            136            129            129
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.959        $11.680        $11.816        $10.435         $8.571
  Accumulation Unit Value at end of
   period                                $16.355        $12.959        $11.680        $11.816        $10.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             15             16             24
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.857        $11.600        $11.747        $10.385         $8.538
  Accumulation Unit Value at end of
   period                                $16.211        $12.857        $11.600        $11.747        $10.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             21             26             31             32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.658        $11.443        $11.611        $10.285         $8.473
  Accumulation Unit Value at end of
   period                                $15.928        $12.658        $11.443        $11.611        $10.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             47             68             71             91
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.658        $11.443        $11.611        $10.285         $8.473
  Accumulation Unit Value at end of
   period                                $15.928        $12.658        $11.443        $11.611        $10.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             47             68             71             91
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.412        $11.249        $11.442        $10.161         $8.392
  Accumulation Unit Value at end of
   period                                $15.580        $12.412        $11.249        $11.442        $10.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             20             18              8              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.363        $11.210        $11.409        $10.137         $8.376
  Accumulation Unit Value at end of
   period                                $15.511        $12.363        $11.210        $11.409        $10.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              5              5              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.221        $13.836        $14.117        $12.574        $10.415
  Accumulation Unit Value at end of
   period                                $19.049        $15.221        $13.836        $14.117        $12.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.732        $11.190        $12.324        $10.924         $8.805
  Accumulation Unit Value at end of
   period                                $16.343        $12.732        $11.190        $12.324        $10.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94            152            156            178            181

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.837        $11.607        $10.249         $9.649
  Accumulation Unit Value at end of
   period                                 $8.637        $11.837        $11.607        $10.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                128            149             63             22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.770        $11.564        $10.232         $9.646
  Accumulation Unit Value at end of
   period                                 $8.571        $11.770        $11.564        $10.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             24             19              7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.736        $11.543        $10.224         $9.644
  Accumulation Unit Value at end of
   period                                 $8.538        $11.736        $11.543        $10.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             27             14              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.670        $11.500        $10.206         $9.641
  Accumulation Unit Value at end of
   period                                 $8.473        $11.670        $11.500        $10.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            110            101             67
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.670        $11.500        $10.206         $9.641
  Accumulation Unit Value at end of
   period                                 $8.473        $11.670        $11.500        $10.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            110            101             67
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.571        $11.437        $10.181         $9.636
  Accumulation Unit Value at end of
   period                                 $8.376        $11.571        $11.437        $10.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7              6              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.962        $11.847        $10.613        $10.000
  Accumulation Unit Value at end of
   period                                 $8.805        $12.962        $11.847        $10.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                161            143             70             12

32

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.538        $11.042        $12.185        $10.823         $8.741
  Accumulation Unit Value at end of
   period                                $16.063        $12.538        $11.042        $12.185        $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             14             18             18             17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.442        $10.969        $12.116        $10.772         $8.709
  Accumulation Unit Value at end of
   period                                $15.924        $12.442        $10.969        $12.116        $10.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             27             28             26             27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.253        $10.823        $11.980        $10.672         $8.645
  Accumulation Unit Value at end of
   period                                $15.651        $12.253        $10.823        $11.980        $10.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81            117            139            135            141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.253        $10.823        $11.980        $10.672         $8.645
  Accumulation Unit Value at end of
   period                                $15.651        $12.253        $10.823        $11.980        $10.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81            117            139            135            141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.020        $10.645        $11.811        $10.549         $8.566
  Accumulation Unit Value at end of
   period                                $15.315        $12.020        $10.645        $11.811        $10.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             14             23             34             34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.974        $10.609        $11.778        $10.524         $8.550
  Accumulation Unit Value at end of
   period                                $15.249        $11.974        $10.609        $11.778        $10.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             12             15             19             18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.039        $12.470        $13.878        $12.432        $10.126
  Accumulation Unit Value at end of
   period                                $17.834        $14.039        $12.470        $13.878        $12.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              -              -              -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.488        $12.338        $13.068        $11.106         $8.918
  Accumulation Unit Value at end of
   period                                $18.102        $13.488        $12.338        $13.068        $11.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                420            254            296            319            329
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.278        $12.171        $12.916        $10.999         $8.850
  Accumulation Unit Value at end of
   period                                $17.785        $13.278        $12.171        $12.916        $10.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             20             22             26             27
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.175        $12.088        $12.841        $10.946         $8.816
  Accumulation Unit Value at end of
   period                                $17.629        $13.175        $12.088        $12.841        $10.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             33             41             40             39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.970        $11.924        $12.692        $10.840         $8.748
  Accumulation Unit Value at end of
   period                                $17.320        $12.970        $11.924        $12.692        $10.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             86            122            132            157

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.893        $11.807        $10.599        $10.000
  Accumulation Unit Value at end of
   period                                 $8.741        $12.893        $11.807        $10.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             10              7              3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.858        $11.788        $10.592        $10.000
  Accumulation Unit Value at end of
   period                                 $8.709        $12.858        $11.788        $10.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             17             13              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.790        $11.748        $10.578        $10.000
  Accumulation Unit Value at end of
   period                                 $8.645        $12.790        $11.748        $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123             98             43             22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.790        $11.748        $10.578        $10.000
  Accumulation Unit Value at end of
   period                                 $8.645        $12.790        $11.748        $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123             98             43             22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.688        $11.690        $10.557        $10.000
  Accumulation Unit Value at end of
   period                                 $8.550        $12.688        $11.690        $10.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             19              5              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.647        $11.987        $10.577         $9.516
  Accumulation Unit Value at end of
   period                                 $8.918        $12.647        $11.987        $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                366            282            179             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.575        $11.943        $10.560         $9.512
  Accumulation Unit Value at end of
   period                                 $8.850        $12.575        $11.943        $10.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             23             22              7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.540        $11.921        $10.551         $9.511
  Accumulation Unit Value at end of
   period                                 $8.816        $12.540        $11.921        $10.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             33             19              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.469        $11.878        $10.533         $9.508
  Accumulation Unit Value at end of
   period                                 $8.748        $12.469        $11.878        $10.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169            148            126             55

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.970        $11.924        $12.692        $10.840         $8.748
  Accumulation Unit Value at end of
   period                                $17.320        $12.970        $11.924        $12.692        $10.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             86            122            132            157
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.718        $11.722        $12.508        $10.710         $8.665
  Accumulation Unit Value at end of
   period                                $16.941        $12.718        $11.722        $12.508        $10.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             47             39             39             36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.668        $11.682        $12.472        $10.684         $8.648
  Accumulation Unit Value at end of
   period                                $16.867        $12.668        $11.682        $12.472        $10.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             26             27             33             44
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.078        $13.939        $14.919        $12.813        $10.397
  Accumulation Unit Value at end of
   period                                $20.026        $15.078        $13.939        $14.919        $12.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.706         $9.661        $10.406         $8.965         $7.627
  Accumulation Unit Value at end of
   period                                $14.382        $10.706         $9.661        $10.406         $8.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,736          4,139          4,546          5,078          5,542
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.539         $9.530        $10.285         $8.879         $7.569
  Accumulation Unit Value at end of
   period                                $14.130        $10.539         $9.530        $10.285         $8.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            201            242            270            296
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.457         $9.465        $10.225         $8.836         $7.540
  Accumulation Unit Value at end of
   period                                $14.006        $10.457         $9.465        $10.225         $8.836
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                380            483            563            613            668
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.294         $9.337        $10.107         $8.751         $7.482
  Accumulation Unit Value at end of
   period                                $13.761        $10.294         $9.337        $10.107         $8.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,033          1,527          1,893          2,207          2,460
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.294         $9.337        $10.107         $8.751         $7.482
  Accumulation Unit Value at end of
   period                                $13.761        $10.294         $9.337        $10.107         $8.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,033          1,527          1,893          2,207          2,460
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.094         $9.178         $9.960         $8.646         $7.411
  Accumulation Unit Value at end of
   period                                $13.460        $10.094         $9.178         $9.960         $8.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                323            252            253            267            287
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.055         $9.147         $9.931         $8.625         $7.397
  Accumulation Unit Value at end of
   period                                $13.401        $10.055         $9.147         $9.931         $8.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70            104            129            143            160

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.469        $11.878        $10.533         $9.508
  Accumulation Unit Value at end of
   period                                 $8.748        $12.469        $11.878        $10.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169            148            126             55
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.363        $11.812        $10.507         $9.503
  Accumulation Unit Value at end of
   period                                 $8.648        $12.363        $11.812        $10.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             27             18             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.136        $11.868        $10.237         $9.590
  Accumulation Unit Value at end of
   period                                 $7.627        $12.136        $11.868        $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,943          5,506          2,559            237
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.067        $11.824        $10.220         $9.587
  Accumulation Unit Value at end of
   period                                 $7.569        $12.067        $11.824        $10.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                311            313            250            101
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.033        $11.803        $10.211         $9.586
  Accumulation Unit Value at end of
   period                                 $7.540        $12.033        $11.803        $10.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                719            660            282             23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.965        $11.759        $10.194         $9.582
  Accumulation Unit Value at end of
   period                                 $7.482        $11.965        $11.759        $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,707          3,045          1,864            559
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.965        $11.759        $10.194         $9.582
  Accumulation Unit Value at end of
   period                                 $7.482        $11.965        $11.759        $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,707          3,045          1,864            559
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.863        $11.695        $10.168         $9.577
  Accumulation Unit Value at end of
   period                                 $7.397        $11.863        $11.695        $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178            183            135             20

34

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.921        $12.696        $13.819        $12.031        $10.344
  Accumulation Unit Value at end of
   period                                $18.508        $13.921        $12.696        $13.819        $12.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              5              5              5              5
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.474        $10.198        $10.460         $9.695         $6.803
  Accumulation Unit Value at end of
   period                                $14.681        $11.474        $10.198        $10.460         $9.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                705          1,349          1,528          1,730          1,904
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.295        $10.060        $10.339         $9.601         $6.751
  Accumulation Unit Value at end of
   period                                $14.423        $11.295        $10.060        $10.339         $9.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87            141            180            198            213
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.207         $9.991        $10.278         $9.555         $6.725
  Accumulation Unit Value at end of
   period                                $14.297        $11.207         $9.991        $10.278         $9.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            125            137            164            179
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.033         $9.855        $10.159         $9.463         $6.674
  Accumulation Unit Value at end of
   period                                $14.046        $11.033         $9.855        $10.159         $9.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                475            713            904          1,100          1,167
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.033         $9.855        $10.159         $9.463         $6.674
  Accumulation Unit Value at end of
   period                                $14.046        $11.033         $9.855        $10.159         $9.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                475            713            904          1,100          1,167
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.819         $9.688        $10.012         $9.349         $6.610
  Accumulation Unit Value at end of
   period                                $13.739        $10.819         $9.688        $10.012         $9.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            129            135            142            127
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.776         $9.655         $9.983         $9.326         $6.597
  Accumulation Unit Value at end of
   period                                $13.679        $10.776         $9.655         $9.983         $9.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             48             60             79             93
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.603        $14.913        $15.457        $14.478        $10.266
  Accumulation Unit Value at end of
   period                                $21.022        $16.603        $14.913        $15.457        $14.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              1
OPPENHEIMER DISCOVERY MID CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.150         $9.710         $9.741         $7.749         $5.926
  Accumulation Unit Value at end of
   period                                $14.950        $11.150         $9.710         $9.741         $7.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            167            227            118             87

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.665        $11.252        $10.570         $9.704
  Accumulation Unit Value at end of
   period                                 $6.803        $12.665        $11.252        $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,094          1,429            750            169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.593        $11.210        $10.552         $9.700
  Accumulation Unit Value at end of
   period                                 $6.751        $12.593        $11.210        $10.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231            210            171            103
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.557        $11.190        $10.543         $9.699
  Accumulation Unit Value at end of
   period                                 $6.725        $12.557        $11.190        $10.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                186            148             68             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.486        $11.149        $10.526         $9.695
  Accumulation Unit Value at end of
   period                                 $6.674        $12.486        $11.149        $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,277          1,156            858            412
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.486        $11.149        $10.526         $9.695
  Accumulation Unit Value at end of
   period                                 $6.674        $12.486        $11.149        $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,277          1,156            858            412
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.380        $11.087        $10.499         $9.690
  Accumulation Unit Value at end of
   period                                 $6.597        $12.380        $11.087        $10.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90             83             54             25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER DISCOVERY MID CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.804        $11.260        $11.091         $9.491
  Accumulation Unit Value at end of
   period                                 $5.926        $11.804        $11.260        $11.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87             70             50              9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.977         $9.578         $9.628         $7.674         $5.881
  Accumulation Unit Value at end of
   period                                $14.688        $10.977         $9.578         $9.628         $7.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             52             54             10              5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.891         $9.513         $9.571         $7.637         $5.858
  Accumulation Unit Value at end of
   period                                $14.559        $10.891         $9.513         $9.571         $7.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             21             22             13             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.722         $9.383         $9.460         $7.563         $5.814
  Accumulation Unit Value at end of
   period                                $14.304        $10.722         $9.383         $9.460         $7.563
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             73            119             98             81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.722         $9.383         $9.460         $7.563         $5.814
  Accumulation Unit Value at end of
   period                                $14.304        $10.722         $9.383         $9.460         $7.563
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             73            119             98             81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.514         $9.224         $9.323         $7.472         $5.758
  Accumulation Unit Value at end of
   period                                $13.991        $10.514         $9.224         $9.323         $7.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8             15             14              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.473         $9.193         $9.296         $7.454         $5.747
  Accumulation Unit Value at end of
   period                                $13.930        $10.473         $9.193         $9.296         $7.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             11             11             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.683        $16.440        $16.667        $13.398        $10.355
  Accumulation Unit Value at end of
   period                                $24.788        $18.683        $16.440        $16.667        $13.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.047        $11.748        $12.992        $11.359         $8.245
  Accumulation Unit Value at end of
   period                                $17.635        $14.047        $11.748        $12.992        $11.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,866          5,003          5,657          6,172          6,700
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.829        $11.589        $12.841        $11.249         $8.182
  Accumulation Unit Value at end of
   period                                $17.326        $13.829        $11.589        $12.841        $11.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                238            308            382            408            426
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.721        $11.510        $12.767        $11.195         $8.151
  Accumulation Unit Value at end of
   period                                $17.174        $13.721        $11.510        $12.767        $11.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                383            520            598            647            694
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.508        $11.353        $12.618        $11.087         $8.088
  Accumulation Unit Value at end of
   period                                $16.873        $13.508        $11.353        $12.618        $11.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,168          1,780          2,234          2,564          2,866

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.737        $11.219        $11.072         $9.487
  Accumulation Unit Value at end of
   period                                 $5.881        $11.737        $11.219        $11.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.704        $11.198        $11.063         $9.486
  Accumulation Unit Value at end of
   period                                 $5.858        $11.704        $11.198        $11.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             12              3              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.637        $11.157        $11.045         $9.483
  Accumulation Unit Value at end of
   period                                 $5.814        $11.637        $11.157        $11.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94             94             63             24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.637        $11.157        $11.045         $9.483
  Accumulation Unit Value at end of
   period                                 $5.814        $11.637        $11.157        $11.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94             94             63             24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.539        $11.096        $11.017         $9.478
  Accumulation Unit Value at end of
   period                                 $5.747        $11.539        $11.096        $11.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             11             28             25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.978        $13.329        $11.488         $9.615
  Accumulation Unit Value at end of
   period                                 $8.245        $13.978        $13.329        $11.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,365          6,880          3,219            319
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.899        $13.280        $11.469         $9.611
  Accumulation Unit Value at end of
   period                                 $8.182        $13.899        $13.280        $11.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                456            496            359            151
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.860        $13.256        $11.460         $9.610
  Accumulation Unit Value at end of
   period                                 $8.151        $13.860        $13.256        $11.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                774            692            321             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.781        $13.207        $11.440         $9.606
  Accumulation Unit Value at end of
   period                                 $8.088        $13.781        $13.207        $11.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,281          3,382          2,136            604

36

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.508        $11.353        $12.618        $11.087         $8.088
  Accumulation Unit Value at end of
   period                                $16.873        $13.508        $11.353        $12.618        $11.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,168          1,780          2,234          2,564          2,866
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.245        $11.161        $12.435        $10.954         $8.011
  Accumulation Unit Value at end of
   period                                $16.504        $13.245        $11.161        $12.435        $10.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                428            310            300            309            312
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.194        $11.123        $12.399        $10.928         $7.996
  Accumulation Unit Value at end of
   period                                $16.432        $13.194        $11.123        $12.399        $10.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                133            182            233            254            280
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.398        $14.704        $16.433        $14.519        $10.650
  Accumulation Unit Value at end of
   period                                $21.614        $17.398        $14.704        $16.433        $14.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15              5              6              5              5
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.188        $10.573        $10.729         $9.370         $7.405
  Accumulation Unit Value at end of
   period                                $15.837        $12.188        $10.573        $10.729         $9.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            196            202            210            229
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.998        $10.429        $10.604         $9.280         $7.349
  Accumulation Unit Value at end of
   period                                $15.559        $11.998        $10.429        $10.604         $9.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             18             18             18
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.905        $10.358        $10.543         $9.235         $7.320
  Accumulation Unit Value at end of
   period                                $15.422        $11.905        $10.358        $10.543         $9.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             27             31             41             48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.719        $10.217        $10.420         $9.146         $7.264
  Accumulation Unit Value at end of
   period                                $15.152        $11.719        $10.217        $10.420         $9.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             81            111            127            136
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.719        $10.217        $10.420         $9.146         $7.264
  Accumulation Unit Value at end of
   period                                $15.152        $11.719        $10.217        $10.420         $9.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             81            111            127            136
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.492        $10.044        $10.269         $9.036         $7.195
  Accumulation Unit Value at end of
   period                                $14.821        $11.492        $10.044        $10.269         $9.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             25             36             57             59
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.447        $10.010        $10.239         $9.014         $7.181
  Accumulation Unit Value at end of
   period                                $14.756        $11.447        $10.010        $10.239         $9.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             11             14             16             17

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.781        $13.207        $11.440         $9.606
  Accumulation Unit Value at end of
   period                                 $8.088        $13.781        $13.207        $11.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,281          3,382          2,136            604
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.664        $13.135        $11.412         $9.601
  Accumulation Unit Value at end of
   period                                 $7.996        $13.664        $13.135        $11.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            308            212             74
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.205        $11.854        $10.449         $9.600
  Accumulation Unit Value at end of
   period                                 $7.405        $12.205        $11.854        $10.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                251            252            157             25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.136        $11.811        $10.432         $9.597
  Accumulation Unit Value at end of
   period                                 $7.349        $12.136        $11.811        $10.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             25             18             13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.102        $11.789        $10.423         $9.595
  Accumulation Unit Value at end of
   period                                 $7.320        $12.102        $11.789        $10.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             52             38              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.033        $11.746        $10.406         $9.592
  Accumulation Unit Value at end of
   period                                 $7.264        $12.033        $11.746        $10.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                141            149             96             41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.033        $11.746        $10.406         $9.592
  Accumulation Unit Value at end of
   period                                 $7.264        $12.033        $11.746        $10.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                141            149             96             41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.931        $11.681        $10.380         $9.587
  Accumulation Unit Value at end of
   period                                 $7.181        $11.931        $11.681        $10.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             16             12              8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.421        $14.396        $14.762        $13.029        $10.405
  Accumulation Unit Value at end of
   period                                $21.115        $16.421        $14.396        $14.762        $13.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.683        $11.763        $12.189        $10.020         $7.405
  Accumulation Unit Value at end of
   period                                $19.022        $13.683        $11.763        $12.189        $10.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                756          1,431          1,698          1,877          2,102
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.470        $11.603        $12.048         $9.924         $7.348
  Accumulation Unit Value at end of
   period                                $18.689        $13.470        $11.603        $12.048         $9.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 91            148            196            223            252
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.365        $11.524        $11.978         $9.876         $7.320
  Accumulation Unit Value at end of
   period                                $18.524        $13.365        $11.524        $11.978         $9.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97            147            170            192            203
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.157        $11.367        $11.839         $9.781         $7.264
  Accumulation Unit Value at end of
   period                                $18.200        $13.157        $11.367        $11.839         $9.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                472            784          1,005          1,150          1,314
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.157        $11.367        $11.839         $9.781         $7.264
  Accumulation Unit Value at end of
   period                                $18.200        $13.157        $11.367        $11.839         $9.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                472            784          1,005          1,150          1,314
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.902        $11.175        $11.667         $9.663         $7.194
  Accumulation Unit Value at end of
   period                                $17.802        $12.902        $11.175        $11.667         $9.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            146            154            156            156
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.851        $11.137        $11.633         $9.640         $7.181
  Accumulation Unit Value at end of
   period                                $17.724        $12.851        $11.137        $11.633         $9.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             65             79             94            107
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.136        $16.624        $17.408        $14.461        $10.799
  Accumulation Unit Value at end of
   period                                $26.325        $19.136        $16.624        $17.408        $14.461
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              1
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.912        $20.782        $21.710        $19.491        $12.691
  Accumulation Unit Value at end of
   period                                $24.420        $22.912        $20.782        $21.710        $19.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                580            903            950          1,005          1,013

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.082        $12.394        $10.935         $9.307
  Accumulation Unit Value at end of
   period                                 $7.405        $12.082        $12.394        $10.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,342          2,202          1,196            197
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.013        $12.349        $10.916         $9.304
  Accumulation Unit Value at end of
   period                                 $7.348        $12.013        $12.349        $10.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                269            286            247            129
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.979        $12.326        $10.907         $9.302
  Accumulation Unit Value at end of
   period                                 $7.320        $11.979        $12.326        $10.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                216            210            120             23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.912        $12.281        $10.889         $9.299
  Accumulation Unit Value at end of
   period                                 $7.264        $11.912        $12.281        $10.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,433          1,501          1,107            430
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.912        $12.281        $10.889         $9.299
  Accumulation Unit Value at end of
   period                                 $7.264        $11.912        $12.281        $10.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,433          1,501          1,107            430
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.811        $12.213        $10.862         $9.294
  Accumulation Unit Value at end of
   period                                 $7.181        $11.811        $12.213        $10.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121            127            109             38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.556        $18.026        $17.155        $16.833
  Accumulation Unit Value at end of
   period                                $12.691        $18.556        $18.026        $17.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                949            982            434             72

38

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $22.448        $20.402        $21.356        $19.212        $12.534
  Accumulation Unit Value at end of
   period                                $23.877        $22.448        $20.402        $21.356        $19.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             86            106             93             88
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.207        $20.203        $21.169        $19.062        $12.449
  Accumulation Unit Value at end of
   period                                $23.598        $22.207        $20.203        $21.169        $19.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             65             68             69             62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.199        $15.679        $16.461        $14.853         $9.719
  Accumulation Unit Value at end of
   period                                $18.240        $17.199        $15.679        $16.461        $14.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                298            441            568            632            625
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.199        $15.679        $16.461        $14.853         $9.719
  Accumulation Unit Value at end of
   period                                $18.240        $17.199        $15.679        $16.461        $14.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                298            441            568            632            625
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.085        $15.613        $16.433        $14.865         $9.752
  Accumulation Unit Value at end of
   period                                $18.073        $17.085        $15.613        $16.433        $14.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             70             73             67             64
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.080        $19.274        $20.296        $18.368        $12.056
  Accumulation Unit Value at end of
   period                                $22.288        $21.080        $19.274        $20.296        $18.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             66             78             96             55
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.070        $16.563        $17.486        $15.864        $10.438
  Accumulation Unit Value at end of
   period                                $19.058        $18.070        $16.563        $17.486        $15.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.404        $14.757        $14.646        $13.157        $10.443
  Accumulation Unit Value at end of
   period                                $22.782        $17.404        $14.757        $14.646        $13.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140            144            146            120            130
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.262        $14.666        $14.585        $13.128        $10.441
  Accumulation Unit Value at end of
   period                                $22.552        $17.262        $14.666        $14.585        $13.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             12             30             15             11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.192        $14.620        $14.554        $13.114        $10.440
  Accumulation Unit Value at end of
   period                                $22.437        $17.192        $14.620        $14.554        $13.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             13             14             13              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.051        $14.530        $14.493        $13.085        $10.438
  Accumulation Unit Value at end of
   period                                $22.209        $17.051        $14.530        $14.493        $13.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             89            104            101            105

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.363        $17.874        $17.045        $16.747
  Accumulation Unit Value at end of
   period                                $12.534        $18.363        $17.874        $17.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             76             63             29
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.257        $17.789        $16.980        $16.695
  Accumulation Unit Value at end of
   period                                $12.449        $18.257        $17.789        $16.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             58             33              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.282        $13.944        $13.336        $13.130
  Accumulation Unit Value at end of
   period                                 $9.719        $14.282        $13.944        $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                586            611            378            143
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.282        $13.944        $13.336        $13.130
  Accumulation Unit Value at end of
   period                                 $9.719        $14.282        $13.944        $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                586            611            378            143
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.769        $17.400        $16.692        $16.467
  Accumulation Unit Value at end of
   period                                $12.056        $17.769        $17.400        $16.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             54             34              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.051        $14.530        $14.493        $13.085        $10.438
  Accumulation Unit Value at end of
   period                                $22.209        $17.051        $14.530        $14.493        $13.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             89            104            101            105
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.878        $14.418        $14.418        $13.049        $10.435
  Accumulation Unit Value at end of
   period                                $21.928        $16.878        $14.418        $14.418        $13.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             10             13             12              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.843        $14.396        $14.403        $13.042        $10.434
  Accumulation Unit Value at end of
   period                                $21.873        $16.843        $14.396        $14.403        $13.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7              8              9              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.672        $14.285        $14.327        $13.006        $10.432
  Accumulation Unit Value at end of
   period                                $21.596        $16.672        $14.285        $14.327        $13.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.261        $11.021        $10.848         $9.902         $7.973
  Accumulation Unit Value at end of
   period                                $14.314        $12.261        $11.021        $10.848         $9.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74            114            148            122            152
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.013        $10.820        $10.671         $9.760         $7.874
  Accumulation Unit Value at end of
   period                                $13.996        $12.013        $10.820        $10.671         $9.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             22             27             27             26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.884        $10.714        $10.578         $9.684         $7.821
  Accumulation Unit Value at end of
   period                                $13.832        $11.884        $10.714        $10.578         $9.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             28             29             19             19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.424        $11.223        $11.103        $10.185         $8.242
  Accumulation Unit Value at end of
   period                                $14.432        $12.424        $11.223        $11.103        $10.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             71             83             84             98
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.424        $11.223        $11.103        $10.185         $8.242
  Accumulation Unit Value at end of
   period                                $14.432        $12.424        $11.223        $11.103        $10.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             71             83             84             98
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.005         $9.967         $9.884         $9.090         $7.374
  Accumulation Unit Value at end of
   period                                $12.752        $11.005         $9.967         $9.884         $9.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             16             15             16             17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.280        $10.221        $10.142         $9.331         $7.574
  Accumulation Unit Value at end of
   period                                $13.064        $11.280        $10.221        $10.142         $9.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              6              7              7

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.606        $13.634        $12.322        $11.784
  Accumulation Unit Value at end of
   period                                 $7.973        $13.606        $13.634        $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                181            168             76             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.465        $13.519        $12.243        $11.724
  Accumulation Unit Value at end of
   period                                 $7.874        $13.465        $13.519        $12.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             26             21             14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.387        $13.454        $12.197        $11.687
  Accumulation Unit Value at end of
   period                                 $7.821        $13.387        $13.454        $12.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             12             16              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.136        $14.235        $12.931        $12.407
  Accumulation Unit Value at end of
   period                                 $8.242        $14.136        $14.235        $12.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            132             96             36
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.136        $14.235        $12.931        $12.407
  Accumulation Unit Value at end of
   period                                 $8.242        $14.136        $14.235        $12.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            132             96             36
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.029        $13.160        $11.990        $11.527
  Accumulation Unit Value at end of
   period                                 $7.574        $13.029        $13.160        $11.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6             15             12

40

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.248        $13.851        $13.778        $12.709        $10.341
  Accumulation Unit Value at end of
   period                                $17.616        $15.248        $13.851        $13.778        $12.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              1              1              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $42.006        $37.208        $37.797        $33.337        $24.942
  Accumulation Unit Value at end of
   period                                $49.620        $42.006        $37.208        $37.797        $33.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             74             77             71             53
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $41.155        $36.528        $37.180        $32.858        $24.633
  Accumulation Unit Value at end of
   period                                $48.518        $41.155        $36.528        $37.180        $32.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              9             11              9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $40.713        $36.172        $36.855        $32.603        $24.466
  Accumulation Unit Value at end of
   period                                $47.949        $40.713        $36.172        $36.855        $32.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             10              7              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.187        $10.849        $11.076         $9.818         $7.383
  Accumulation Unit Value at end of
   period                                $14.325        $12.187        $10.849        $11.076         $9.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            157            195            207            230
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.187        $10.849        $11.076         $9.818         $7.383
  Accumulation Unit Value at end of
   period                                $14.325        $12.187        $10.849        $11.076         $9.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            157            195            207            230
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.378        $11.047        $11.306        $10.047         $7.573
  Accumulation Unit Value at end of
   period                                $14.512        $12.378        $11.047        $11.306        $10.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             38             40             42             43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $38.647        $34.508        $35.335        $31.416        $23.693
  Accumulation Unit Value at end of
   period                                $45.288        $38.647        $34.508        $35.335        $31.416
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             12             11              8              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.874        $15.104        $15.505        $13.820        $10.449
  Accumulation Unit Value at end of
   period                                $19.724        $16.874        $15.104        $15.505        $13.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $53.481        $45.409        $48.171        $42.602        $33.198
  Accumulation Unit Value at end of
   period                                $71.732        $53.481        $45.409        $48.171        $42.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             37             40             42             43

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.839        $37.184        $33.329        $31.221
  Accumulation Unit Value at end of
   period                                $24.942        $37.839        $37.184        $33.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             57             22             12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $37.446        $36.871        $33.114        $31.061
  Accumulation Unit Value at end of
   period                                $24.633        $37.446        $36.871        $33.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10              9              8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $37.229        $36.695        $32.989        $30.964
  Accumulation Unit Value at end of
   period                                $24.466        $37.229        $36.695        $32.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              4              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.256        $11.117        $10.014         $9.412
  Accumulation Unit Value at end of
   period                                 $7.383        $11.256        $11.117        $10.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                287            313            271            124
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.256        $11.117        $10.014         $9.412
  Accumulation Unit Value at end of
   period                                 $7.383        $11.256        $11.117        $10.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                287            313            271            124
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.234        $35.893        $32.430        $30.541
  Accumulation Unit Value at end of
   period                                $23.693        $36.234        $35.893        $32.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              9              6              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $54.781        $58.976        $51.469        $47.731
  Accumulation Unit Value at end of
   period                                $33.198        $54.781        $58.976        $51.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             55             19              3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $52.397        $44.578        $47.384        $41.990        $32.787
  Accumulation Unit Value at end of
   period                                $70.138        $52.397        $44.578        $47.384        $41.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              5              6              6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $51.835        $44.144        $46.969        $41.664        $32.565
  Accumulation Unit Value at end of
   period                                $69.316        $51.835        $44.144        $46.969        $41.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              4              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.477        $10.647        $11.351        $10.089         $7.901
  Accumulation Unit Value at end of
   period                                $16.651        $12.477        $10.647        $11.351        $10.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             51             69             78             78
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.477        $10.647        $11.351        $10.089         $7.901
  Accumulation Unit Value at end of
   period                                $16.651        $12.477        $10.647        $11.351        $10.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             51             69             78             78
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.796         $9.236         $9.871         $8.796         $6.906
  Accumulation Unit Value at end of
   period                                $14.372        $10.796         $9.236         $9.871         $8.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             24             22             20             16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $49.203        $42.112        $45.032        $40.146        $31.536
  Accumulation Unit Value at end of
   period                                $65.469        $49.203        $42.112        $45.032        $40.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              6              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.843        $13.594        $14.573        $13.024        $10.256
  Accumulation Unit Value at end of
   period                                $21.027        $15.843        $13.594        $14.573        $13.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              1              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.275        $15.993        $19.476        $17.906        $14.533
  Accumulation Unit Value at end of
   period                                $24.404        $19.275        $15.993        $19.476        $17.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                439            845            968            949          1,031
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.885        $15.700        $19.158        $17.649        $14.353
  Accumulation Unit Value at end of
   period                                $23.861        $18.885        $15.700        $19.158        $17.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71            108            142            145            154
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.682        $15.547        $18.990        $17.512        $14.256
  Accumulation Unit Value at end of
   period                                $23.582        $18.682        $15.547        $18.990        $17.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             77             89             85             88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.971         $6.647         $8.135         $7.517         $6.132
  Accumulation Unit Value at end of
   period                                $10.042         $7.971         $6.647         $8.135         $7.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                661          1,140          1,437          1,487          1,638

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $54.211        $58.479        $51.138        $47.487
  Accumulation Unit Value at end of
   period                                $32.787        $54.211        $58.479        $51.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              4              1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $53.898        $58.200        $50.944        $47.339
  Accumulation Unit Value at end of
   period                                $32.565        $53.898        $58.200        $50.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.104        $14.178        $12.435        $11.571
  Accumulation Unit Value at end of
   period                                 $7.901        $13.104        $14.178        $12.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114            140             93             40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.104        $14.178        $12.435        $11.571
  Accumulation Unit Value at end of
   period                                 $7.901        $13.104        $14.178        $12.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114            140             93             40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $52.457        $56.928        $50.081        $46.691
  Accumulation Unit Value at end of
   period                                $31.536        $52.457        $56.928        $50.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8              5              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.230        $24.485        $19.393        $16.958
  Accumulation Unit Value at end of
   period                                $14.533        $26.230        $24.485        $19.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,184          1,041            660            157
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $25.957        $24.278        $19.268        $16.871
  Accumulation Unit Value at end of
   period                                $14.353        $25.957        $24.278        $19.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            164            166            110
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.807        $24.162        $19.195        $16.818
  Accumulation Unit Value at end of
   period                                $14.256        $25.807        $24.162        $19.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98             83             56             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.122        $10.434         $8.305         $7.287
  Accumulation Unit Value at end of
   period                                 $6.132        $11.122        $10.434         $8.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,955          1,920          1,597            824

42

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.971         $6.647         $8.135         $7.517         $6.132
  Accumulation Unit Value at end of
   period                                $10.042         $7.971         $6.647         $8.135         $7.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                661          1,140          1,437          1,487          1,638
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.689         $8.100         $9.939         $9.206         $7.528
  Accumulation Unit Value at end of
   period                                $12.176         $9.689         $8.100         $9.939         $9.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            180            187            166            166
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.733        $14.832        $18.208        $16.874        $13.806
  Accumulation Unit Value at end of
   period                                $22.273        $17.733        $14.832        $18.208        $16.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             44             55             56             62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.592        $11.397        $14.026        $13.031        $10.688
  Accumulation Unit Value at end of
   period                                $17.029        $13.592        $11.397        $14.026        $13.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              1              1
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.056         $5.864         $6.880         $6.497         $5.208
  Accumulation Unit Value at end of
   period                                 $8.524         $7.056         $5.864         $6.880         $6.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                356             42             33             20             26
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.981         $5.814         $6.835         $6.468         $5.195
  Accumulation Unit Value at end of
   period                                 $8.418         $6.981         $5.814         $6.835         $6.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              6              1              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.945         $5.789         $6.813         $6.453         $5.188
  Accumulation Unit Value at end of
   period                                 $8.365         $6.945         $5.789         $6.813         $6.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31              3              8              5              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.872         $5.740         $6.768         $6.423         $5.175
  Accumulation Unit Value at end of
   period                                 $8.261         $6.872         $5.740         $6.768         $6.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             52             51             57             68
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.872         $5.740         $6.768         $6.423         $5.175
  Accumulation Unit Value at end of
   period                                 $8.261         $6.872         $5.740         $6.768         $6.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             52             51             57             68
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.781         $5.679         $6.713         $6.387         $5.158
  Accumulation Unit Value at end of
   period                                 $8.132         $6.781         $5.679         $6.713         $6.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              2              4              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.763         $5.667         $6.702         $6.380         $5.155
  Accumulation Unit Value at end of
   period                                 $8.106         $6.763         $5.667         $6.702         $6.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.122        $10.434         $8.305         $7.287
  Accumulation Unit Value at end of
   period                                 $6.132        $11.122        $10.434         $8.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,955          1,920          1,597            824
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.117        $23.634        $18.869        $16.588
  Accumulation Unit Value at end of
   period                                $13.806        $25.117        $23.634        $18.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             78             61             27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.761         $9.871              -              -
  Accumulation Unit Value at end of
   period                                 $5.208         $9.761              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.755         $9.868              -              -
  Accumulation Unit Value at end of
   period                                 $5.195         $9.755              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.752         $9.866              -              -
  Accumulation Unit Value at end of
   period                                 $5.188         $9.752              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.747         $9.863              -              -
  Accumulation Unit Value at end of
   period                                 $5.175         $9.747              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93              5              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.747         $9.863              -              -
  Accumulation Unit Value at end of
   period                                 $5.175         $9.747              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93              5              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.739         $9.859              -              -
  Accumulation Unit Value at end of
   period                                 $5.155         $9.739              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.959        $11.725        $13.902        $13.266        $10.747
  Accumulation Unit Value at end of
   period                                $16.689        $13.959        $11.725        $13.902        $13.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.340         $8.953         $9.053         $8.038         $6.216
  Accumulation Unit Value at end of
   period                                $13.812        $10.340         $8.953         $9.053         $8.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                534          1,107          1,329          1,455          1,604
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.131         $8.789         $8.905         $7.923         $6.139
  Accumulation Unit Value at end of
   period                                $13.505        $10.131         $8.789         $8.905         $7.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             85             99            103            111
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.022         $8.703         $8.827         $7.861         $6.097
  Accumulation Unit Value at end of
   period                                $13.347        $10.022         $8.703         $8.827         $7.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77            118            131            155            169
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.862         $5.971         $6.068         $5.415         $4.208
  Accumulation Unit Value at end of
   period                                 $9.120         $6.862         $5.971         $6.068         $5.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                390            543            663            764            867
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.862         $5.971         $6.068         $5.415         $4.208
  Accumulation Unit Value at end of
   period                                 $9.120         $6.862         $5.971         $6.068         $5.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                390            543            663            764            867
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.206         $6.286         $6.404         $5.729         $4.463
  Accumulation Unit Value at end of
   period                                 $9.554         $7.206         $6.286         $6.404         $5.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                155            152            161            178            166
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.513         $8.303         $8.463         $7.575         $5.904
  Accumulation Unit Value at end of
   period                                $12.606         $9.513         $8.303         $8.463         $7.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             34             38             47             53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.245        $14.214        $14.524        $13.033        $10.184
  Accumulation Unit Value at end of
   period                                $21.473        $16.245        $14.214        $14.524        $13.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              1
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.427        $11.632        $12.397        $10.731              -
  Accumulation Unit Value at end of
   period                                $18.110        $13.427        $11.632        $12.397              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                213             27             29             38              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.401        $11.094         $9.850         $8.708
  Accumulation Unit Value at end of
   period                                 $6.216        $10.401        $11.094         $9.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,727            778             64              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.292        $11.001         $9.787         $8.664
  Accumulation Unit Value at end of
   period                                 $6.139        $10.292        $11.001         $9.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124             85             16             17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.233        $10.948         $9.750         $8.636
  Accumulation Unit Value at end of
   period                                 $6.097        $10.233        $10.948         $9.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                182            113             35              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.077         $7.586         $6.769         $6.005
  Accumulation Unit Value at end of
   period                                 $4.208         $7.077         $7.586         $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                984            665            219             53
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.077         $7.586         $6.769         $6.005
  Accumulation Unit Value at end of
   period                                 $4.208         $7.077         $7.586         $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                984            665            219             53
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.960        $10.709         $9.584         $8.518
  Accumulation Unit Value at end of
   period                                 $5.904         $9.960        $10.709         $9.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             31              7              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

44

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.364        $11.601        $12.389        $10.729              -
  Accumulation Unit Value at end of
   period                                $17.989        $13.364        $11.601        $12.389              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              3              3              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.333        $11.586        $12.384        $10.729              -
  Accumulation Unit Value at end of
   period                                $17.929        $13.333        $11.586        $12.384              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20              2              2              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.270        $11.554        $12.376        $10.727              -
  Accumulation Unit Value at end of
   period                                $17.810        $13.270        $11.554        $12.376              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             19             21             30              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.270        $11.554        $12.376        $10.727              -
  Accumulation Unit Value at end of
   period                                $17.810        $13.270        $11.554        $12.376              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             19             21             30              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.193        $11.516        $12.365        $10.725              -
  Accumulation Unit Value at end of
   period                                $17.661        $13.193        $11.516        $12.365              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.177        $11.508        $12.363        $10.725              -
  Accumulation Unit Value at end of
   period                                $17.632        $13.177        $11.508        $12.363              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.100        $11.469        $12.352        $10.723              -
  Accumulation Unit Value at end of
   period                                $17.485        $13.100        $11.469        $12.352              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.486        $21.083        $22.385        $17.973        $13.823
  Accumulation Unit Value at end of
   period                                $33.794        $24.486        $21.083        $22.385        $17.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                226            484            577            640            714
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $23.990        $20.697        $22.019        $17.715        $13.651
  Accumulation Unit Value at end of
   period                                $33.044        $23.990        $20.697        $22.019        $17.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             53             72             84             91
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.733        $20.495        $21.826        $17.578        $13.559
  Accumulation Unit Value at end of
   period                                $32.656        $23.733        $20.495        $21.826        $17.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             53             65             71             73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.829        $18.889        $20.156        $16.265        $12.572
  Accumulation Unit Value at end of
   period                                $29.977        $21.829        $18.889        $20.156        $16.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231            406            528            604            659

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.059        $26.725        $23.048        $20.156
  Accumulation Unit Value at end of
   period                                $13.823        $23.059        $26.725        $23.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                793            854            520             98
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $22.819        $26.500        $22.900        $20.053
  Accumulation Unit Value at end of
   period                                $13.651        $22.819        $26.500        $22.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98            108             96             44
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.688        $26.374        $22.813        $19.991
  Accumulation Unit Value at end of
   period                                $13.559        $22.688        $26.374        $22.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79             91             63             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.078        $24.551        $21.279        $18.671
  Accumulation Unit Value at end of
   period                                $12.572        $21.078        $24.551        $21.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                729            798            605            217

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.829        $18.889        $20.156        $16.265        $12.572
  Accumulation Unit Value at end of
   period                                $29.977        $21.829        $18.889        $20.156        $16.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231            406            528            604            659
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.316        $17.624        $18.853        $15.251        $11.818
  Accumulation Unit Value at end of
   period                                $27.829        $20.316        $17.624        $18.853        $15.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             73             69             66             66
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.528        $19.552        $20.927        $16.937        $13.131
  Accumulation Unit Value at end of
   period                                $30.844        $22.528        $19.552        $20.927        $16.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             29             35             38             45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.187        $15.824        $16.979        $13.776        $10.707
  Accumulation Unit Value at end of
   period                                $24.838        $18.187        $15.824        $16.979        $13.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              1              -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $63.354        $56.104        $69.084        $57.851        $35.706
  Accumulation Unit Value at end of
   period                                $90.015        $63.354        $56.104        $69.084        $57.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             21             28             26             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $62.071        $55.078        $67.956        $57.020        $35.263
  Accumulation Unit Value at end of
   period                                $88.016        $62.071        $55.078        $67.956        $57.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              5              7              4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $61.404        $54.541        $67.361        $56.577        $35.024
  Accumulation Unit Value at end of
   period                                $86.984        $61.404        $54.541        $67.361        $56.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              3              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.166         $5.487         $6.791         $5.715         $3.545
  Accumulation Unit Value at end of
   period                                 $8.717         $6.166         $5.487         $6.791         $5.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85             96            110            112            175
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.166         $5.487         $6.791         $5.715         $3.545
  Accumulation Unit Value at end of
   period                                 $8.717         $6.166         $5.487         $6.791         $5.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85             96            110            112            175
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.446         $6.643         $8.242         $6.954         $4.324
  Accumulation Unit Value at end of
   period                                $10.500         $7.446         $6.643         $8.242         $6.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              7              5              3              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $58.287        $52.031        $64.584        $54.517        $33.918
  Accumulation Unit Value at end of
   period                                $82.156        $58.287        $52.031        $64.584        $54.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              3              3              4

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.078        $24.551        $21.279        $18.671
  Accumulation Unit Value at end of
   period                                $12.572        $21.078        $24.551        $21.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                729            798            605            217
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.081        $25.797        $22.427        $19.717
  Accumulation Unit Value at end of
   period                                $13.131        $22.081        $25.797        $22.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             51             45             17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $57.361        $54.989        $52.757        $46.664
  Accumulation Unit Value at end of
   period                                $35.706        $57.361        $54.989        $52.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             12             10              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $56.764        $54.526        $52.418        $46.425
  Accumulation Unit Value at end of
   period                                $35.263        $56.764        $54.526        $52.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $56.436        $54.265        $52.219        $46.280
  Accumulation Unit Value at end of
   period                                $35.024        $56.436        $54.265        $52.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.724         $5.515         $5.317         $4.719
  Accumulation Unit Value at end of
   period                                 $3.545         $5.724         $5.515         $5.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             89             73            142
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.724         $5.515         $5.317         $4.719
  Accumulation Unit Value at end of
   period                                 $3.545         $5.724         $5.515         $5.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             89             73            142
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $54.928        $53.079        $51.334        $45.647
  Accumulation Unit Value at end of
   period                                $33.918        $54.928        $53.079        $51.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              7              5

46

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.872        $15.994        $19.903        $16.842        $10.505
  Accumulation Unit Value at end of
   period                                $25.129        $17.872        $15.994        $19.903        $16.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              -              -              -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.445        $15.570        $19.263        $16.382         $9.741
  Accumulation Unit Value at end of
   period                                $18.034        $18.445        $15.570        $19.263        $16.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            416            453            526            529
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.159        $15.358        $19.039        $16.224         $9.666
  Accumulation Unit Value at end of
   period                                $17.718        $18.159        $15.358        $19.039        $16.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             32             38             68             67
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.017        $15.254        $18.928        $16.146         $9.629
  Accumulation Unit Value at end of
   period                                $17.562        $18.017        $15.254        $18.928        $16.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             70             83             88             81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.737        $15.046        $18.709        $15.990         $9.556
  Accumulation Unit Value at end of
   period                                $17.255        $17.737        $15.046        $18.709        $15.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            258            328            389            417
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.737        $15.046        $18.709        $15.990         $9.556
  Accumulation Unit Value at end of
   period                                $17.255        $17.737        $15.046        $18.709        $15.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            258            328            389            417
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.393        $14.791        $18.438        $15.798         $9.464
  Accumulation Unit Value at end of
   period                                $16.878        $17.393        $14.791        $18.438        $15.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             44             58             49             47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.325        $14.741        $18.384        $15.760         $9.446
  Accumulation Unit Value at end of
   period                                $16.803        $17.325        $14.741        $18.384        $15.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             52             43             50             55
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.392        $16.541        $20.681        $17.773        $10.679
  Accumulation Unit Value at end of
   period                                $18.761        $19.392        $16.541        $20.681        $17.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.210        $15.114        $16.471        $12.596         $8.097
  Accumulation Unit Value at end of
   period                                $22.031        $16.210        $15.114        $16.471        $12.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            252            308            320            338

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.779        $16.405        $12.098         $9.039
  Accumulation Unit Value at end of
   period                                 $9.741        $22.779        $16.405        $12.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                461            405            197             45
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $22.650        $16.344        $12.077         $9.036
  Accumulation Unit Value at end of
   period                                 $9.666        $22.650        $16.344        $12.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             37             24             11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.586        $16.314        $12.067         $9.034
  Accumulation Unit Value at end of
   period                                 $9.629        $22.586        $16.314        $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79             71             44             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $22.458        $16.255        $12.047         $9.031
  Accumulation Unit Value at end of
   period                                 $9.556        $22.458        $16.255        $12.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                372            361            229             64
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.458        $16.255        $12.047         $9.031
  Accumulation Unit Value at end of
   period                                 $9.556        $22.458        $16.255        $12.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                372            361            229             64
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.268        $16.165        $12.017         $9.027
  Accumulation Unit Value at end of
   period                                 $9.446        $22.268        $16.165        $12.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             44             22             13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.400        $12.705        $11.776         $9.501
  Accumulation Unit Value at end of
   period                                 $8.097        $15.400        $12.705        $11.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                332            302            147             28

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.958        $14.909        $16.279        $12.475         $8.035
  Accumulation Unit Value at end of
   period                                $21.645        $15.958        $14.909        $16.279        $12.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             18             20             28             25
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.833        $14.807        $16.185        $12.415         $8.004
  Accumulation Unit Value at end of
   period                                $21.455        $15.833        $14.807        $16.185        $12.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             25             34             35             31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.587        $14.606        $15.997        $12.295         $7.943
  Accumulation Unit Value at end of
   period                                $21.079        $15.587        $14.606        $15.997        $12.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63            101            147            203            196
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.587        $14.606        $15.997        $12.295         $7.943
  Accumulation Unit Value at end of
   period                                $21.079        $15.587        $14.606        $15.997        $12.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63            101            147            203            196
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.285        $14.359        $15.765        $12.147         $7.867
  Accumulation Unit Value at end of
   period                                $20.619        $15.285        $14.359        $15.765        $12.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             17             21             13             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.225        $14.310        $15.719        $12.118         $7.852
  Accumulation Unit Value at end of
   period                                $20.528        $15.225        $14.310        $15.719        $12.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             12             24             28             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.740        $18.599        $20.483        $15.830        $10.283
  Accumulation Unit Value at end of
   period                                $26.549        $19.740        $18.599        $20.483        $15.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
STERLING CAPITAL EQUITY INCOME VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.473         $1.304         $1.374         $1.242         $1.060
  Accumulation Unit Value at end of
   period                                 $1.714         $1.473         $1.304         $1.374         $1.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                681            634            780            839            943
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.446         $1.283         $1.355         $1.227         $1.050
  Accumulation Unit Value at end of
   period                                 $1.680         $1.446         $1.283         $1.355         $1.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                143            156            177            186            254
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.424         $1.264         $1.337         $1.212         $1.038
  Accumulation Unit Value at end of
   period                                 $1.653         $1.424         $1.264         $1.337         $1.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            111            124            179            192
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.371         $1.219         $1.292         $1.173         $1.007
  Accumulation Unit Value at end of
   period                                 $1.587         $1.371         $1.219         $1.292         $1.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            194            234            260            280

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.313        $12.659        $11.757         $9.498
  Accumulation Unit Value at end of
   period                                 $8.035        $15.313        $12.659        $11.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             25             22             11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.270        $12.635        $11.747         $9.496
  Accumulation Unit Value at end of
   period                                 $8.004        $15.270        $12.635        $11.747
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             37             14              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.183        $12.589        $11.727         $9.493
  Accumulation Unit Value at end of
   period                                 $7.943        $15.183        $12.589        $11.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                229            235            171             58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.183        $12.589        $11.727         $9.493
  Accumulation Unit Value at end of
   period                                 $7.943        $15.183        $12.589        $11.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                229            235            171             58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.055        $12.520        $11.698         $9.488
  Accumulation Unit Value at end of
   period                                 $7.852        $15.055        $12.520        $11.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15              8              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
STERLING CAPITAL EQUITY INCOME VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.714         $1.842         $1.536         $1.437
  Accumulation Unit Value at end of
   period                                 $1.060         $1.714         $1.842         $1.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,080          1,063            254             72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.700         $1.831         $1.530         $1.433
  Accumulation Unit Value at end of
   period                                 $1.050         $1.700         $1.831         $1.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                271            279             77             61
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.683         $1.814         $1.517         $1.422
  Accumulation Unit Value at end of
   period                                 $1.038         $1.683         $1.814         $1.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                202            305            107             79
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.635         $1.766         $1.481         $1.390
  Accumulation Unit Value at end of
   period                                 $1.007         $1.635         $1.766         $1.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                416            490            206            109

48

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.371         $1.219         $1.292         $1.173         $1.007
  Accumulation Unit Value at end of
   period                                 $1.587         $1.371         $1.219         $1.292         $1.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            194            234            260            280
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.354         $1.208         $1.283         $1.168         $1.005
  Accumulation Unit Value at end of
   period                                 $1.565         $1.354         $1.208         $1.283         $1.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111             82             85             77             78
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.345         $1.200         $1.275         $1.162         $1.000
  Accumulation Unit Value at end of
   period                                 $1.553         $1.345         $1.200         $1.275         $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             34             53             73             77
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.540        $12.111        $12.901        $11.783        $10.165
  Accumulation Unit Value at end of
   period                                $15.596        $13.540        $12.111        $12.901        $11.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              1
STERLING CAPITAL SPECIAL OPPORTUNITIES
 VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.023         $1.790         $1.877         $1.634         $1.151
  Accumulation Unit Value at end of
   period                                 $2.536         $2.023         $1.790         $1.877         $1.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,823          2,440          2,893          3,207          3,625
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.990         $1.764         $1.853         $1.616         $1.141
  Accumulation Unit Value at end of
   period                                 $2.489         $1.990         $1.764         $1.853         $1.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                143            224            316            367            380
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.973         $1.751         $1.841         $1.607         $1.136
  Accumulation Unit Value at end of
   period                                 $2.466         $1.973         $1.751         $1.841         $1.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                285            362            424            399            434
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.940         $1.725         $1.818         $1.590         $1.126
  Accumulation Unit Value at end of
   period                                 $2.420         $1.940         $1.725         $1.818         $1.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                514          1,001          1,414          1,687          1,968
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.940         $1.725         $1.818         $1.590         $1.126
  Accumulation Unit Value at end of
   period                                 $2.420         $1.940         $1.725         $1.818         $1.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                514          1,001          1,414          1,687          1,968
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.899         $1.693         $1.789         $1.568         $1.114
  Accumulation Unit Value at end of
   period                                 $2.363         $1.899         $1.693         $1.789         $1.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                215            133            107             88             63
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.891         $1.687         $1.783         $1.564         $1.111
  Accumulation Unit Value at end of
   period                                 $2.352         $1.891         $1.687         $1.783         $1.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95            114            243            287            286

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.635         $1.766         $1.481         $1.390
  Accumulation Unit Value at end of
   period                                 $1.007         $1.635         $1.766         $1.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                416            490            206            109
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.630         $1.765         $1.484         $1.396
  Accumulation Unit Value at end of
   period                                 $1.000         $1.630         $1.765         $1.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             44              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
STERLING CAPITAL SPECIAL OPPORTUNITIES
 VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.757         $1.567         $1.271         $1.178
  Accumulation Unit Value at end of
   period                                 $1.151         $1.757         $1.567         $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,842          3,517          1,598            618
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.745         $1.560         $1.268         $1.177
  Accumulation Unit Value at end of
   period                                 $1.141         $1.745         $1.560         $1.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                332            344            339            301
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.739         $1.556         $1.266         $1.175
  Accumulation Unit Value at end of
   period                                 $1.136         $1.739         $1.556         $1.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                575            656            439            233
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.727         $1.548         $1.262         $1.174
  Accumulation Unit Value at end of
   period                                 $1.126         $1.727         $1.548         $1.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,008          2,509          2,017          1,061
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.727         $1.548         $1.262         $1.174
  Accumulation Unit Value at end of
   period                                 $1.126         $1.727         $1.548         $1.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,008          2,509          2,017          1,061
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.709         $1.537         $1.257         $1.171
  Accumulation Unit Value at end of
   period                                 $1.111         $1.709         $1.537         $1.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                289            250            200            181

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.967        $16.064        $17.023        $14.970        $10.662
  Accumulation Unit Value at end of
   period                                $22.289        $17.967        $16.064        $17.023        $14.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              1
STERLING CAPITAL TOTAL RETURN BOND VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.419         $1.352         $1.289         $1.211         $1.128
  Accumulation Unit Value at end of
   period                                 $1.381         $1.419         $1.352         $1.289         $1.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,764          2,502          2,625          2,518          2,610
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.395         $1.333         $1.273         $1.198         $1.118
  Accumulation Unit Value at end of
   period                                 $1.355         $1.395         $1.333         $1.273         $1.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             63            104            176            184
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.383         $1.323         $1.265         $1.191         $1.113
  Accumulation Unit Value at end of
   period                                 $1.342         $1.383         $1.323         $1.265         $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78            115            111            183            201
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.360         $1.303         $1.249         $1.178         $1.103
  Accumulation Unit Value at end of
   period                                 $1.317         $1.360         $1.303         $1.249         $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                561            953          1,754          2,342          2,589
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.360         $1.303         $1.249         $1.178         $1.103
  Accumulation Unit Value at end of
   period                                 $1.317         $1.360         $1.303         $1.249         $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                561            953          1,754          2,342          2,589
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.332         $1.279         $1.229         $1.162         $1.091
  Accumulation Unit Value at end of
   period                                 $1.286         $1.332         $1.279         $1.229         $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                326            243            130             71             62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.326         $1.274         $1.225         $1.159         $1.088
  Accumulation Unit Value at end of
   period                                 $1.280         $1.326         $1.274         $1.225         $1.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              8              8              9             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.432        $11.977        $11.538        $10.947        $10.306
  Accumulation Unit Value at end of
   period                                $11.971        $12.432        $11.977        $11.538        $10.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PIONEER FUND VCT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.143         $1.052         $1.115         $0.974         $0.789
  Accumulation Unit Value at end of
   period                                 $1.503         $1.143         $1.052         $1.115         $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              9             12             44             49

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
STERLING CAPITAL TOTAL RETURN BOND VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.103         $1.048         $1.025         $1.020
  Accumulation Unit Value at end of
   period                                 $1.128         $1.103         $1.048         $1.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,173          1,239            932            525
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.096         $1.043         $1.022         $1.019
  Accumulation Unit Value at end of
   period                                 $1.118         $1.096         $1.043         $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                228            197            166            150
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.092         $1.041         $1.020         $1.018
  Accumulation Unit Value at end of
   period                                 $1.113         $1.092         $1.041         $1.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                166            151             51             42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.085         $1.036         $1.017         $1.016
  Accumulation Unit Value at end of
   period                                 $1.103         $1.085         $1.036         $1.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,771            678            572            291
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.085         $1.036         $1.017         $1.016
  Accumulation Unit Value at end of
   period                                 $1.103         $1.085         $1.036         $1.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,771            678            572            291
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.074         $1.028         $1.013         $1.014
  Accumulation Unit Value at end of
   period                                 $1.088         $1.074         $1.028         $1.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
PIONEER FUND VCT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.216         $1.174         $1.021         $0.995
  Accumulation Unit Value at end of
   period                                 $0.789         $1.216         $1.174         $1.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             57             57             46

50

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.127         $1.039         $1.103         $0.966         $0.784
  Accumulation Unit Value at end of
   period                                 $1.478         $1.127         $1.039         $1.103         $0.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.119         $1.032         $1.097         $0.962         $0.781
  Accumulation Unit Value at end of
   period                                 $1.466         $1.119         $1.032         $1.097         $0.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.103         $1.019         $1.086         $0.954         $0.776
  Accumulation Unit Value at end of
   period                                 $1.442         $1.103         $1.019         $1.086         $0.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -             13             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.103         $1.019         $1.086         $0.954         $0.776
  Accumulation Unit Value at end of
   period                                 $1.442         $1.103         $1.019         $1.086         $0.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -             13             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.083         $1.004         $1.072         $0.944         $0.770
  Accumulation Unit Value at end of
   period                                 $1.413         $1.083         $1.004         $1.072         $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              7              8              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.079         $1.000         $1.069         $0.942         $0.769
  Accumulation Unit Value at end of
   period                                 $1.407         $1.079         $1.000         $1.069         $0.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.105        $13.114        $14.044        $12.406        $10.153
  Accumulation Unit Value at end of
   period                                $18.349        $14.105        $13.114        $14.044        $12.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.699         $1.512         $1.754              -              -
  Accumulation Unit Value at end of
   period                                 $2.015         $1.699         $1.512              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            246            253              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.669         $1.488         $1.729              -              -
  Accumulation Unit Value at end of
   period                                 $1.975         $1.669         $1.488              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             17             17              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.023         $0.913         $1.062              -              -
  Accumulation Unit Value at end of
   period                                 $1.209         $1.023         $0.913              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             65             64              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.999         $0.893         $1.041              -              -
  Accumulation Unit Value at end of
   period                                 $1.178         $0.999         $0.893              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                175            126            149              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.211         $1.171         $1.020         $0.995
  Accumulation Unit Value at end of
   period                                 $0.784         $1.211         $1.171         $1.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.208         $1.170         $1.020         $0.995
  Accumulation Unit Value at end of
   period                                 $0.781         $1.208         $1.170         $1.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.203         $1.167         $1.019         $0.995
  Accumulation Unit Value at end of
   period                                 $0.776         $1.203         $1.167         $1.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             25             26             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.203         $1.167         $1.019         $0.995
  Accumulation Unit Value at end of
   period                                 $0.776         $1.203         $1.167         $1.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             25             26             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.194         $1.162         $1.019         $0.994
  Accumulation Unit Value at end of
   period                                 $0.769         $1.194         $1.162         $1.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.999         $0.893         $1.041              -              -
  Accumulation Unit Value at end of
   period                                 $1.178         $0.999         $0.893              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                175            126            149              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.971         $0.870         $1.017              -              -
  Accumulation Unit Value at end of
   period                                 $1.142         $0.971         $0.870              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            106             46              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.967         $0.868         $1.014              -              -
  Accumulation Unit Value at end of
   period                                 $1.138         $0.967         $0.868              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             32             35              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.262        $11.925        $13.979              -              -
  Accumulation Unit Value at end of
   period                                $15.560        $13.262        $11.925              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.283         $1.075         $1.149         $0.970         $0.682
  Accumulation Unit Value at end of
   period                                 $1.779         $1.283         $1.075         $1.149         $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109             95             57             67             73
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.260         $1.058         $1.133         $0.958         $0.675
  Accumulation Unit Value at end of
   period                                 $1.743         $1.260         $1.058         $1.133         $0.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33              6              6              6              6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.971         $0.816         $0.875         $0.741         $0.522
  Accumulation Unit Value at end of
   period                                 $1.343         $0.971         $0.816         $0.875         $0.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.949         $0.799         $0.858         $0.728         $0.514
  Accumulation Unit Value at end of
   period                                 $1.308         $0.949         $0.799         $0.858         $0.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             90             67            124             59
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.949         $0.799         $0.858         $0.728         $0.514
  Accumulation Unit Value at end of
   period                                 $1.308         $0.949         $0.799         $0.858         $0.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             90             67            124             59
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.922         $0.778         $0.838         $0.713         $0.505
  Accumulation Unit Value at end of
   period                                 $1.269         $0.922         $0.778         $0.838         $0.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.919         $0.776         $0.836         $0.712         $0.504
  Accumulation Unit Value at end of
   period                                 $1.263         $0.919         $0.776         $0.836         $0.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              2              4

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.947         $0.856         $0.816         $0.723
  Accumulation Unit Value at end of
   period                                 $0.682         $0.947         $0.856         $0.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.939         $0.851         $0.813         $0.721
  Accumulation Unit Value at end of
   period                                 $0.675         $0.939         $0.851         $0.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.728         $0.660         $0.631         $0.560
  Accumulation Unit Value at end of
   period                                 $0.522         $0.728         $0.660         $0.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.718         $0.652         $0.625         $0.556
  Accumulation Unit Value at end of
   period                                 $0.514         $0.718         $0.652         $0.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.718         $0.652         $0.625         $0.556
  Accumulation Unit Value at end of
   period                                 $0.514         $0.718         $0.652         $0.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.706         $0.643         $0.618         $0.551
  Accumulation Unit Value at end of
   period                                 $0.504         $0.706         $0.643         $0.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3

52

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.198        $16.252        $17.554        $14.979        $10.636
  Accumulation Unit Value at end of
   period                                $26.334        $19.198        $16.252        $17.554        $14.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.010        $10.491        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.552        $12.010        $10.491              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             11              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.977        $10.483        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.479        $11.977        $10.483              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.961        $10.480        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.443        $11.961        $10.480              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.929        $10.473        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.371        $11.929        $10.473              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.929        $10.473        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.371        $11.929        $10.473              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.889        $10.464        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.281        $11.889        $10.464              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.881        $10.462        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.263        $11.881        $10.462              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.842        $10.453        $10.000              -              -
  Accumulation Unit Value at end of
   period                                $15.174        $11.842        $10.453              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.935        $12.103        $12.799        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.253        $12.935        $12.103        $12.799              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             41             54             65              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.872        $12.068        $12.787        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.120        $12.872        $12.068        $12.787              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             10             11             12              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.841        $12.050        $12.781        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.054        $12.841        $12.050        $12.781              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6             10             12              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.778        $12.015        $12.770        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.923        $12.778        $12.015        $12.770              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             21             30             52              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.778        $12.015        $12.770        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.923        $12.778        $12.015        $12.770              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             21             30             52              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.700        $11.972        $12.755        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.761        $12.700        $11.972        $12.755              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             12             13             15              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.684        $11.963        $12.753        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.728        $12.684        $11.963        $12.753              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.606        $11.920        $12.738        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.567        $12.606        $11.920        $12.738              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.688        $11.226        $12.218        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.429        $12.688        $11.226        $12.218              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            126            152            169              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.626        $11.193        $12.207        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.329        $12.626        $11.193        $12.207              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             15             22             22              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.595        $11.177        $12.201        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.280        $12.595        $11.177        $12.201              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             33             38             42              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.534        $11.145        $12.190        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.182        $12.534        $11.145        $12.190              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             60             84             95              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

54

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.534        $11.145        $12.190        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.182        $12.534        $11.145        $12.190              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             60             84             95              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.457        $11.104        $12.176        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.060        $12.457        $11.104        $12.176              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             21             23             32              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.442        $11.096        $12.174        $10.000              -
  Accumulation Unit Value at end of
   period                                $14.036        $12.442        $11.096        $12.174              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             27             33             34              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.366        $11.056        $12.160        $10.000              -
  Accumulation Unit Value at end of
   period                                $13.915        $12.366        $11.056        $12.160              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.738         $1.578         $1.490         $1.310         $1.059
  Accumulation Unit Value at end of
   period                                 $2.062         $1.738         $1.578         $1.490         $1.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                495            588            604            662            785
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.707         $1.552         $1.470         $1.294         $1.048
  Accumulation Unit Value at end of
   period                                 $2.021         $1.707         $1.552         $1.470         $1.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77            116            126            131            130
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.684         $1.532         $1.452         $1.280         $1.038
  Accumulation Unit Value at end of
   period                                 $1.991         $1.684         $1.532         $1.452         $1.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             63             79             65             52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.677         $1.530         $1.452         $1.282         $1.042
  Accumulation Unit Value at end of
   period                                 $1.979         $1.677         $1.530         $1.452         $1.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                399            475            697            741            885
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.677         $1.530         $1.452         $1.282         $1.042
  Accumulation Unit Value at end of
   period                                 $1.979         $1.677         $1.530         $1.452         $1.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                399            475            697            741            885
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.347        $14.947        $14.227        $12.595        $10.261
  Accumulation Unit Value at end of
   period                                $19.242        $16.347        $14.947        $14.227        $12.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              4              2              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.597         $1.461         $1.391         $1.232         $1.004
  Accumulation Unit Value at end of
   period                                 $1.878         $1.597         $1.461         $1.391         $1.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             24             37             82             97

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.489         $1.605         $1.393         $1.335
  Accumulation Unit Value at end of
   period                                 $1.059         $1.489         $1.605         $1.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                841            975            591            174
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.477         $1.595         $1.387         $1.331
  Accumulation Unit Value at end of
   period                                 $1.048         $1.477         $1.595         $1.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            134            100             65
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.464         $1.583         $1.377         $1.323
  Accumulation Unit Value at end of
   period                                 $1.038         $1.464         $1.583         $1.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             46             33              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.473         $1.596         $1.391         $1.338
  Accumulation Unit Value at end of
   period                                 $1.042         $1.473         $1.596         $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,066          1,154          1,044            704
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.473         $1.596         $1.391         $1.338
  Accumulation Unit Value at end of
   period                                 $1.042         $1.473         $1.596         $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,066          1,154          1,044            704
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.424         $1.547         $1.353         $1.303
  Accumulation Unit Value at end of
   period                                 $1.004         $1.424         $1.547         $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            105             63             37

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.537        $16.083        $15.355        $13.634        $11.140
  Accumulation Unit Value at end of
   period                                $20.580        $17.537        $16.083        $15.355        $13.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.826         $0.756         $0.789         $0.727         $0.634
  Accumulation Unit Value at end of
   period                                 $1.092         $0.826         $0.756         $0.789         $0.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                504            617            775            833          1,104
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.811         $0.744         $0.778         $0.718         $0.627
  Accumulation Unit Value at end of
   period                                 $1.070         $0.811         $0.744         $0.778         $0.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             48             57             56             54
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.799         $0.734         $0.768         $0.709         $0.621
  Accumulation Unit Value at end of
   period                                 $1.053         $0.799         $0.734         $0.768         $0.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             33             60             63             69
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.125         $1.035         $1.086         $1.005         $0.881
  Accumulation Unit Value at end of
   period                                 $1.480         $1.125         $1.035         $1.086         $1.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                234            334            507            528            560
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.125         $1.035         $1.086         $1.005         $0.881
  Accumulation Unit Value at end of
   period                                 $1.480         $1.125         $1.035         $1.086         $1.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                234            334            507            528            560
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.963        $10.116        $10.635         $9.865         $8.671
  Accumulation Unit Value at end of
   period                                $14.387        $10.963        $10.116        $10.635         $9.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.757         $0.699         $0.735         $0.682         $0.600
  Accumulation Unit Value at end of
   period                                 $0.993         $0.757         $0.699         $0.735         $0.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -             15             17             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.720        $11.772        $12.413        $11.550        $10.182
  Accumulation Unit Value at end of
   period                                $16.642        $12.720        $11.772        $12.413        $11.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.309         $1.195         $1.129         $1.022         $0.850
  Accumulation Unit Value at end of
   period                                 $1.602         $1.309         $1.195         $1.129         $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                342            519            594            666            818

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.033         $0.911         $0.855         $0.824
  Accumulation Unit Value at end of
   period                                 $0.634         $1.033         $0.911         $0.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,175            916            388             86
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.024         $0.905         $0.851         $0.821
  Accumulation Unit Value at end of
   period                                 $0.627         $1.024         $0.905         $0.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             24             18              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.014         $0.897         $0.845         $0.816
  Accumulation Unit Value at end of
   period                                 $0.621         $1.014         $0.897         $0.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             39              7              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.442         $1.278         $1.206         $1.166
  Accumulation Unit Value at end of
   period                                 $0.881         $1.442         $1.278         $1.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                534            434            314            116
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.442         $1.278         $1.206         $1.166
  Accumulation Unit Value at end of
   period                                 $0.881         $1.442         $1.278         $1.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                534            434            314            116
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.985         $0.876         $0.829         $0.803
  Accumulation Unit Value at end of
   period                                 $0.600         $0.985         $0.876         $0.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             23             25             24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.383         $1.386         $1.245         $1.203
  Accumulation Unit Value at end of
   period                                 $0.850         $1.383         $1.386         $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                897            885            627            198

56

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.285         $1.176         $1.114         $1.010         $0.842
  Accumulation Unit Value at end of
   period                                 $1.570         $1.285         $1.176         $1.114         $1.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             21             27             31             31
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.265         $1.159         $1.099         $0.997         $0.832
  Accumulation Unit Value at end of
   period                                 $1.544         $1.265         $1.159         $1.099         $0.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             88            161            177            187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.362         $1.251         $1.188         $1.080         $0.903
  Accumulation Unit Value at end of
   period                                 $1.659         $1.362         $1.251         $1.188         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                233            307            437            487            561
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.362         $1.251         $1.188         $1.080         $0.903
  Accumulation Unit Value at end of
   period                                 $1.659         $1.362         $1.251         $1.188         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                233            307            437            487            561
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.278        $12.221        $11.634        $10.606         $8.888
  Accumulation Unit Value at end of
   period                                $16.130        $13.278        $12.221        $11.634        $10.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.196         $1.102         $1.049         $0.957         $0.802
  Accumulation Unit Value at end of
   period                                 $1.452         $1.196         $1.102         $1.049         $0.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -             82             85             87             87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.487        $14.297        $13.651        $12.482        $10.492
  Accumulation Unit Value at end of
   period                                $18.757        $15.487        $14.297        $13.651        $12.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.431        $11.914        $13.626        $12.624         $9.568
  Accumulation Unit Value at end of
   period                                $16.318        $13.431        $11.914        $13.626        $12.624
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             57             68             76             76
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.229        $11.758        $13.474        $12.509         $9.499
  Accumulation Unit Value at end of
   period                                $16.041        $13.229        $11.758        $13.474        $12.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7              8             17             17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.129        $11.681        $13.399        $12.452         $9.465
  Accumulation Unit Value at end of
   period                                $15.904        $13.129        $11.681        $13.399        $12.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              8             12             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.931        $11.528        $13.250        $12.338         $9.398
  Accumulation Unit Value at end of
   period                                $15.633        $12.931        $11.528        $13.250        $12.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             30             38             44             43

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.372         $1.378         $1.240         $1.200
  Accumulation Unit Value at end of
   period                                 $0.842         $1.372         $1.378         $1.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             13             21              2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.358         $1.365         $1.230         $1.190
  Accumulation Unit Value at end of
   period                                 $0.832         $1.358         $1.365         $1.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                211            201             46              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.477         $1.487         $1.343         $1.301
  Accumulation Unit Value at end of
   period                                 $0.903         $1.477         $1.487         $1.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                634            631            556            262
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.477         $1.487         $1.343         $1.301
  Accumulation Unit Value at end of
   period                                 $0.903         $1.477         $1.487         $1.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                634            631            556            262
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.316         $1.330         $1.204         $1.169
  Accumulation Unit Value at end of
   period                                 $0.802         $1.316         $1.330         $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87             87             87             87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.282        $14.476        $11.644        $10.099
  Accumulation Unit Value at end of
   period                                 $9.568        $16.282        $14.476        $11.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             82             45              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.198        $14.430        $11.630        $10.097
  Accumulation Unit Value at end of
   period                                 $9.499        $16.198        $14.430        $11.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             15             13              1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.157        $14.407        $11.624        $10.096
  Accumulation Unit Value at end of
   period                                 $9.465        $16.157        $14.407        $11.624
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              9              4              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.073        $14.362        $11.610        $10.094
  Accumulation Unit Value at end of
   period                                 $9.398        $16.073        $14.362        $11.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             46             35              1

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.931        $11.528        $13.250        $12.338         $9.398
  Accumulation Unit Value at end of
   period                                $15.633        $12.931        $11.528        $13.250        $12.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             30             38             44             43
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.688        $11.340        $13.067        $12.197         $9.314
  Accumulation Unit Value at end of
   period                                $15.301        $12.688        $11.340        $13.067        $12.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              3              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.640        $11.302        $13.030        $12.169         $9.297
  Accumulation Unit Value at end of
   period                                $15.235        $12.640        $11.302        $13.030        $12.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              3              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.359        $12.872        $14.877        $13.929        $10.668
  Accumulation Unit Value at end of
   period                                $17.265        $14.359        $12.872        $14.877        $13.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.905         $1.681         $1.749         $1.441         $1.086
  Accumulation Unit Value at end of
   period                                 $2.492         $1.905         $1.681         $1.749         $1.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                651            852            650            669            762
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.870         $1.654         $1.725         $1.424         $1.075
  Accumulation Unit Value at end of
   period                                 $2.442         $1.870         $1.654         $1.725         $1.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51            102             40             47             43
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.844         $1.633         $1.704         $1.408         $1.064
  Accumulation Unit Value at end of
   period                                 $2.406         $1.844         $1.633         $1.704         $1.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             84             47             53             63
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.924         $1.707         $1.785         $1.477         $1.119
  Accumulation Unit Value at end of
   period                                 $2.504         $1.924         $1.707         $1.785         $1.477
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218            383            283            335            369
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.924         $1.707         $1.785         $1.477         $1.119
  Accumulation Unit Value at end of
   period                                 $2.504         $1.924         $1.707         $1.785         $1.477
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218            383            283            335            369
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.749        $16.676        $17.480        $14.508        $11.015
  Accumulation Unit Value at end of
   period                                $24.346        $18.749        $16.676        $17.480        $14.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              2              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.749         $1.556         $1.632         $1.355         $1.029
  Accumulation Unit Value at end of
   period                                 $2.270         $1.749         $1.556         $1.632         $1.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              9             36             42

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.073        $14.362        $11.610        $10.094
  Accumulation Unit Value at end of
   period                                 $9.398        $16.073        $14.362        $11.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             46             35              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.949        $14.294        $11.590        $10.091
  Accumulation Unit Value at end of
   period                                 $9.297        $15.949        $14.294        $11.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.796         $1.670         $1.576         $1.378
  Accumulation Unit Value at end of
   period                                 $1.086         $1.796         $1.670         $1.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                832            837            556            156
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.781         $1.660         $1.569         $1.374
  Accumulation Unit Value at end of
   period                                 $1.075         $1.781         $1.660         $1.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             44             36             12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.765         $1.647         $1.558         $1.365
  Accumulation Unit Value at end of
   period                                 $1.064         $1.765         $1.647         $1.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             35             29              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.860         $1.739         $1.648         $1.446
  Accumulation Unit Value at end of
   period                                 $1.119         $1.860         $1.739         $1.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                470            532            515            322
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.860         $1.739         $1.648         $1.446
  Accumulation Unit Value at end of
   period                                 $1.119         $1.860         $1.739         $1.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                470            532            515            322
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.716         $1.609         $1.530         $1.345
  Accumulation Unit Value at end of
   period                                 $1.029         $1.716         $1.609         $1.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            122            106             97

58

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.593        $15.695        $16.501        $13.736        $10.461
  Accumulation Unit Value at end of
   period                                $22.776        $17.593        $15.695        $16.501        $13.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.510        $12.244        $11.763        $11.344        $10.881
  Accumulation Unit Value at end of
   period                                $12.158        $12.510        $12.244        $11.763        $11.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             48             53             55             52
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.322        $12.084        $11.632        $11.241        $10.803
  Accumulation Unit Value at end of
   period                                $11.951        $12.322        $12.084        $11.632        $11.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              5              4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.229        $12.005        $11.567        $11.189        $10.765
  Accumulation Unit Value at end of
   period                                $11.849        $12.229        $12.005        $11.567        $11.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              3              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.044        $11.847        $11.439        $11.087        $10.688
  Accumulation Unit Value at end of
   period                                $11.647        $12.044        $11.847        $11.439        $11.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             26             30             36             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.044        $11.847        $11.439        $11.087        $10.688
  Accumulation Unit Value at end of
   period                                $11.647        $12.044        $11.847        $11.439        $11.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             26             30             36             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.818        $11.654        $11.280        $10.961        $10.592
  Accumulation Unit Value at end of
   period                                $11.400        $11.818        $11.654        $11.280        $10.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.773        $11.616        $11.248        $10.936        $10.573
  Accumulation Unit Value at end of
   period                                $11.351        $11.773        $11.616        $11.248        $10.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.239        $11.116        $10.792        $10.518        $10.195
  Accumulation Unit Value at end of
   period                                $10.809        $11.239        $11.116        $10.792        $10.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.466         $1.387         $1.313         $1.237         $0.938
  Accumulation Unit Value at end of
   period                                 $1.803         $1.466         $1.387         $1.313         $1.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            186            213            223            246

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.776        $10.488        $10.019        $10.036
  Accumulation Unit Value at end of
   period                                $10.881        $10.776        $10.488        $10.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             63             29              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.720        $10.455        $10.007        $10.034
  Accumulation Unit Value at end of
   period                                $10.803        $10.720        $10.455        $10.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.692        $10.438        $10.002        $10.033
  Accumulation Unit Value at end of
   period                                $10.765        $10.692        $10.438        $10.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.637        $10.405         $9.990        $10.031
  Accumulation Unit Value at end of
   period                                $10.688        $10.637        $10.405         $9.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             39             28              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.637        $10.405         $9.990        $10.031
  Accumulation Unit Value at end of
   period                                $10.688        $10.637        $10.405         $9.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             39             28              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.555        $10.356         $9.972        $10.028
  Accumulation Unit Value at end of
   period                                $10.573        $10.555        $10.356         $9.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.638         $1.519         $1.285         $1.132
  Accumulation Unit Value at end of
   period                                 $0.938         $1.638         $1.519         $1.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                275            295            101             15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.439         $1.364         $1.294         $1.222         $0.929
  Accumulation Unit Value at end of
   period                                 $1.767         $1.439         $1.364         $1.294         $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.419         $1.347         $1.279         $1.209         $0.920
  Accumulation Unit Value at end of
   period                                 $1.741         $1.419         $1.347         $1.279         $1.209
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             16             21             39             37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.652         $1.571         $1.495         $1.416         $1.079
  Accumulation Unit Value at end of
   period                                 $2.023         $1.652         $1.571         $1.495         $1.416
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             91             95            105             57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.652         $1.571         $1.495         $1.416         $1.079
  Accumulation Unit Value at end of
   period                                 $2.023         $1.652         $1.571         $1.495         $1.416
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             91             95            105             57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.104        $15.348        $14.641        $13.901        $10.623
  Accumulation Unit Value at end of
   period                                $19.663        $16.104        $15.348        $14.641        $13.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              1              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.346         $1.283         $1.225         $1.164         $0.890
  Accumulation Unit Value at end of
   period                                 $1.642         $1.346         $1.283         $1.225         $1.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.219        $14.548        $13.920        $13.256        $10.160
  Accumulation Unit Value at end of
   period                                $18.527        $15.219        $14.548        $13.920        $13.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.734         $1.430         $1.460         $1.140         $0.867
  Accumulation Unit Value at end of
   period                                 $2.262         $1.734         $1.430         $1.460         $1.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                508            769            932          1,059          1,168
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.705         $1.409         $1.442         $1.127         $0.859
  Accumulation Unit Value at end of
   period                                 $2.219         $1.705         $1.409         $1.442         $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76            152            179            248            277
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.690         $1.399         $1.432         $1.121         $0.856
  Accumulation Unit Value at end of
   period                                 $2.198         $1.690         $1.399         $1.432         $1.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             87            126            156            168
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.662         $1.378         $1.414         $1.109         $0.848
  Accumulation Unit Value at end of
   period                                 $2.157         $1.662         $1.378         $1.414         $1.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                209            367            533            620            719

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.625         $1.510         $1.279         $1.129
  Accumulation Unit Value at end of
   period                                 $0.929         $1.625         $1.510         $1.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              4              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.611         $1.498         $1.270         $1.121
  Accumulation Unit Value at end of
   period                                 $0.920         $1.611         $1.498         $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             20             13              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.894         $1.764         $1.500         $1.326
  Accumulation Unit Value at end of
   period                                 $1.079         $1.894         $1.764         $1.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             65             48              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.894         $1.764         $1.500         $1.326
  Accumulation Unit Value at end of
   period                                 $1.079         $1.894         $1.764         $1.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             65             48              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.566         $1.463         $1.247         $1.105
  Accumulation Unit Value at end of
   period                                 $0.890         $1.566         $1.463         $1.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.493         $1.356         $1.308         $1.088
  Accumulation Unit Value at end of
   period                                 $0.867         $1.493         $1.356         $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,216          1,168            965            234
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.482         $1.349         $1.304         $1.086
  Accumulation Unit Value at end of
   period                                 $0.859         $1.482         $1.349         $1.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                305            316            282             62
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.477         $1.345         $1.302         $1.085
  Accumulation Unit Value at end of
   period                                 $0.856         $1.477         $1.345         $1.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                176            141             91             15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.467         $1.339         $1.298         $1.084
  Accumulation Unit Value at end of
   period                                 $0.848         $1.467         $1.339         $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                886            922            827            385

60

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.662         $1.378         $1.414         $1.109         $0.848
  Accumulation Unit Value at end of
   period                                 $2.157         $1.662         $1.378         $1.414         $1.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                209            367            533            620            719
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.627         $1.352         $1.391         $1.094         $0.838
  Accumulation Unit Value at end of
   period                                 $2.106         $1.627         $1.352         $1.391         $1.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             54             32             25             31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.620         $1.347         $1.386         $1.091         $0.836
  Accumulation Unit Value at end of
   period                                 $2.096         $1.620         $1.347         $1.386         $1.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             13             16             55             60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.341        $16.956        $17.493        $13.797        $10.608
  Accumulation Unit Value at end of
   period                                $26.251        $20.341        $16.956        $17.493        $13.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.243        $15.674        $15.788        $11.783         $8.495
  Accumulation Unit Value at end of
   period                                $25.934        $18.243        $15.674        $15.788        $11.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.968        $15.469        $15.613        $11.675         $8.434
  Accumulation Unit Value at end of
   period                                $25.492        $17.968        $15.469        $15.613        $11.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.832        $15.367        $15.526        $11.622         $8.404
  Accumulation Unit Value at end of
   period                                $25.275        $17.832        $15.367        $15.526        $11.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.564        $15.166        $15.354        $11.516         $8.344
  Accumulation Unit Value at end of
   period                                $24.844        $17.564        $15.166        $15.354        $11.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.564        $15.166        $15.354        $11.516         $8.344
  Accumulation Unit Value at end of
   period                                $24.844        $17.564        $15.166        $15.354        $11.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.234        $14.919        $15.141        $11.385         $8.270
  Accumulation Unit Value at end of
   period                                $24.317        $17.234        $14.919        $15.141        $11.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.169        $14.870        $15.099        $11.359         $8.255
  Accumulation Unit Value at end of
   period                                $24.213        $17.169        $14.870        $15.099        $11.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.467         $1.339         $1.298         $1.084
  Accumulation Unit Value at end of
   period                                 $0.848         $1.467         $1.339         $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                886            922            827            385
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.451         $1.329         $1.292         $1.081
  Accumulation Unit Value at end of
   period                                 $0.836         $1.451         $1.329         $1.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             57             36             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.444        $12.771        $11.269        $10.526
  Accumulation Unit Value at end of
   period                                 $8.495        $15.444        $12.771        $11.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.364        $12.731        $11.256        $10.524
  Accumulation Unit Value at end of
   period                                 $8.434        $15.364        $12.731        $11.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.325        $12.711        $11.249        $10.523
  Accumulation Unit Value at end of
   period                                 $8.404        $15.325        $12.711        $11.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.246        $12.670        $11.236        $10.521
  Accumulation Unit Value at end of
   period                                 $8.344        $15.246        $12.670        $11.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.246        $12.670        $11.236        $10.521
  Accumulation Unit Value at end of
   period                                 $8.344        $15.246        $12.670        $11.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.128        $12.610        $11.216        $10.518
  Accumulation Unit Value at end of
   period                                 $8.255        $15.128        $12.610        $11.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.019        $18.250        $18.577        $14.011        $10.208
  Accumulation Unit Value at end of
   period                                $29.569        $21.019        $18.250        $18.577        $14.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.494         $1.337         $1.270         $1.134         $0.993
  Accumulation Unit Value at end of
   period                                 $1.766         $1.494         $1.337         $1.270         $1.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.461         $1.310         $1.247         $1.116         $0.980
  Accumulation Unit Value at end of
   period                                 $1.725         $1.461         $1.310         $1.247         $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.447         $1.299         $1.237         $1.108         $0.974
  Accumulation Unit Value at end of
   period                                 $1.706         $1.447         $1.299         $1.237         $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.415         $1.272         $1.215         $1.090         $0.960
  Accumulation Unit Value at end of
   period                                 $1.665         $1.415         $1.272         $1.215         $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.415         $1.272         $1.215         $1.090         $0.960
  Accumulation Unit Value at end of
   period                                 $1.665         $1.415         $1.272         $1.215         $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.378         $1.243         $1.190         $1.070         $0.945
  Accumulation Unit Value at end of
   period                                 $1.618         $1.378         $1.243         $1.190         $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.372         $1.237         $1.185         $1.067         $0.942
  Accumulation Unit Value at end of
   period                                 $1.609         $1.372         $1.237         $1.185         $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.034        $13.596        $13.052        $11.778        $10.428
  Accumulation Unit Value at end of
   period                                $17.595        $15.034        $13.596        $13.052        $11.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.789        $10.508        $12.206        $10.088              -
  Accumulation Unit Value at end of
   period                                $13.929        $11.789        $10.508        $12.206              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.418         $1.333         $1.202         $1.129
  Accumulation Unit Value at end of
   period                                 $0.993         $1.418         $1.333         $1.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.401         $1.320         $1.193         $1.122
  Accumulation Unit Value at end of
   period                                 $0.980         $1.401         $1.320         $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.394         $1.314         $1.189         $1.119
  Accumulation Unit Value at end of
   period                                 $0.974         $1.394         $1.314         $1.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.377         $1.301         $1.179         $1.111
  Accumulation Unit Value at end of
   period                                 $0.960         $1.377         $1.301         $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.377         $1.301         $1.179         $1.111
  Accumulation Unit Value at end of
   period                                 $0.960         $1.377         $1.301         $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.355         $1.284         $1.168         $1.103
  Accumulation Unit Value at end of
   period                                 $0.942         $1.355         $1.284         $1.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

62

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.730        $10.477        $12.193        $10.086              -
  Accumulation Unit Value at end of
   period                                $13.831        $11.730        $10.477        $12.193              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.700        $10.461        $12.187        $10.086              -
  Accumulation Unit Value at end of
   period                                $13.783        $11.700        $10.461        $12.187              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.641        $10.429        $12.174        $10.084              -
  Accumulation Unit Value at end of
   period                                $13.686        $11.641        $10.429        $12.174              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.641        $10.429        $12.174        $10.084              -
  Accumulation Unit Value at end of
   period                                $13.686        $11.641        $10.429        $12.174              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.568        $10.389        $12.158        $10.083              -
  Accumulation Unit Value at end of
   period                                $13.566        $11.568        $10.389        $12.158              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.553        $10.381        $12.155        $10.082              -
  Accumulation Unit Value at end of
   period                                $13.542        $11.553        $10.381        $12.155              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.481        $10.342        $12.139        $10.081              -
  Accumulation Unit Value at end of
   period                                $13.423        $11.481        $10.342        $12.139              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.344         $1.138         $1.177         $1.046         $0.905
  Accumulation Unit Value at end of
   period                                 $1.732         $1.344         $1.138         $1.177         $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.315         $1.116         $1.156         $1.029         $0.893
  Accumulation Unit Value at end of
   period                                 $1.691         $1.315         $1.116         $1.156         $1.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.302         $1.106         $1.147         $1.022         $0.887
  Accumulation Unit Value at end of
   period                                 $1.672         $1.302         $1.106         $1.147         $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.273         $1.083         $1.126         $1.005         $0.875
  Accumulation Unit Value at end of
   period                                 $1.632         $1.273         $1.083         $1.126         $1.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.441         $1.418         $1.210         $1.148
  Accumulation Unit Value at end of
   period                                 $0.905         $1.441         $1.418         $1.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.424         $1.404         $1.201         $1.140
  Accumulation Unit Value at end of
   period                                 $0.893         $1.424         $1.404         $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.417         $1.399         $1.197         $1.137
  Accumulation Unit Value at end of
   period                                 $0.887         $1.417         $1.399         $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.400         $1.384         $1.187         $1.130
  Accumulation Unit Value at end of
   period                                 $0.875         $1.400         $1.384         $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.273         $1.083         $1.126         $1.005         $0.875
  Accumulation Unit Value at end of
   period                                 $1.632         $1.273         $1.083         $1.126         $1.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.241         $1.058         $1.102         $0.987         $0.861
  Accumulation Unit Value at end of
   period                                 $1.586         $1.241         $1.058         $1.102         $0.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.235         $1.054         $1.098         $0.984         $0.858
  Accumulation Unit Value at end of
   period                                 $1.578         $1.235         $1.054         $1.098         $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.477        $12.388        $12.942        $11.623        $10.167
  Accumulation Unit Value at end of
   period                                $18.455        $14.477        $12.388        $12.942        $11.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.030        $11.788        $12.624        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.401        $14.030        $11.788        $12.624              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.961        $11.754        $12.613        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.267        $13.961        $11.754        $12.613              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.927        $11.737        $12.607        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.201        $13.927        $11.737        $12.607              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.859        $11.703        $12.595        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.069        $13.859        $11.703        $12.595              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.859        $11.703        $12.595        $10.000              -
  Accumulation Unit Value at end of
   period                                $19.069        $13.859        $11.703        $12.595              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.774        $11.660        $12.581        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.905        $13.774        $11.660        $12.581              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.757        $11.652        $12.578        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.873        $13.757        $11.652        $12.578              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.400         $1.384         $1.187         $1.130
  Accumulation Unit Value at end of
   period                                 $0.875         $1.400         $1.384         $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.378         $1.367         $1.175         $1.121
  Accumulation Unit Value at end of
   period                                 $0.858         $1.378         $1.367         $1.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

64

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.673        $11.610        $12.564        $10.000              -
  Accumulation Unit Value at end of
   period                                $18.711        $13.673        $11.610        $12.564              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.341        $12.558        $13.445        $10.990         $7.525
  Accumulation Unit Value at end of
   period                                $18.527        $14.341        $12.558        $13.445        $10.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.125        $12.393        $13.296        $10.890         $7.471
  Accumulation Unit Value at end of
   period                                $18.211        $14.125        $12.393        $13.296        $10.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.019        $12.312        $13.222        $10.840         $7.444
  Accumulation Unit Value at end of
   period                                $18.056        $14.019        $12.312        $13.222        $10.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.807        $12.151        $13.075        $10.741         $7.391
  Accumulation Unit Value at end of
   period                                $17.748        $13.807        $12.151        $13.075        $10.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.807        $12.151        $13.075        $10.741         $7.391
  Accumulation Unit Value at end of
   period                                $17.748        $13.807        $12.151        $13.075        $10.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.548        $11.953        $12.894        $10.618         $7.325
  Accumulation Unit Value at end of
   period                                $17.372        $13.548        $11.953        $12.894        $10.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.497        $11.913        $12.858        $10.594         $7.312
  Accumulation Unit Value at end of
   period                                $17.297        $13.497        $11.913        $12.858        $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.908        $16.731        $18.103        $14.953        $10.346
  Accumulation Unit Value at end of
   period                                $24.172        $18.908        $16.731        $18.103        $14.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.761         $1.651         $1.751         $1.397         $0.926
  Accumulation Unit Value at end of
   period                                 $2.615         $1.761         $1.651         $1.751         $1.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.707        $12.054        $10.866        $10.332
  Accumulation Unit Value at end of
   period                                 $7.525        $12.707        $12.054        $10.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.642        $12.016        $10.853        $10.330
  Accumulation Unit Value at end of
   period                                 $7.471        $12.642        $12.016        $10.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.609        $11.997        $10.847        $10.329
  Accumulation Unit Value at end of
   period                                 $7.444        $12.609        $11.997        $10.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.544        $11.959        $10.834        $10.327
  Accumulation Unit Value at end of
   period                                 $7.391        $12.544        $11.959        $10.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.544        $11.959        $10.834        $10.327
  Accumulation Unit Value at end of
   period                                 $7.391        $12.544        $11.959        $10.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.447        $11.902        $10.815        $10.324
  Accumulation Unit Value at end of
   period                                 $7.312        $12.447        $11.902        $10.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.599         $1.421         $1.171         $0.976
  Accumulation Unit Value at end of
   period                                 $0.926         $1.599         $1.421         $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.722         $1.618         $1.719         $1.375         $0.913
  Accumulation Unit Value at end of
   period                                 $2.553         $1.722         $1.618         $1.719         $1.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.705         $1.604         $1.706         $1.365         $0.907
  Accumulation Unit Value at end of
   period                                 $2.525         $1.705         $1.604         $1.706         $1.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.667         $1.572         $1.675         $1.343         $0.894
  Accumulation Unit Value at end of
   period                                 $2.464         $1.667         $1.572         $1.675         $1.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              3              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.667         $1.572         $1.675         $1.343         $0.894
  Accumulation Unit Value at end of
   period                                 $2.464         $1.667         $1.572         $1.675         $1.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              3              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.625         $1.535         $1.640         $1.318         $0.880
  Accumulation Unit Value at end of
   period                                 $2.395         $1.625         $1.535         $1.640         $1.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.617         $1.528         $1.633         $1.314         $0.878
  Accumulation Unit Value at end of
   period                                 $2.382         $1.617         $1.528         $1.633         $1.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.667        $18.637        $19.970        $16.103        $10.783
  Accumulation Unit Value at end of
   period                                $28.904        $19.667        $18.637        $19.970        $16.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.143        $12.550        $13.689        $11.810         $7.458
  Accumulation Unit Value at end of
   period                                $16.044        $14.143        $12.550        $13.689        $11.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.930        $12.386        $13.537        $11.702         $7.405
  Accumulation Unit Value at end of
   period                                $15.771        $13.930        $12.386        $13.537        $11.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.824        $12.304        $13.462        $11.649         $7.378
  Accumulation Unit Value at end of
   period                                $15.636        $13.824        $12.304        $13.462        $11.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.616        $12.143        $13.312        $11.542         $7.326
  Accumulation Unit Value at end of
   period                                $15.370        $13.616        $12.143        $13.312        $11.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.580         $1.407         $1.162         $0.970
  Accumulation Unit Value at end of
   period                                 $0.913         $1.580         $1.407         $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              6              6              3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.572         $1.401         $1.158         $0.967
  Accumulation Unit Value at end of
   period                                 $0.907         $1.572         $1.401         $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.552         $1.387         $1.148         $0.961
  Accumulation Unit Value at end of
   period                                 $0.894         $1.552         $1.387         $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.552         $1.387         $1.148         $0.961
  Accumulation Unit Value at end of
   period                                 $0.894         $1.552         $1.387         $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.528         $1.369         $1.137         $0.953
  Accumulation Unit Value at end of
   period                                 $0.878         $1.528         $1.369         $1.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.606        $13.859        $12.115        $10.827
  Accumulation Unit Value at end of
   period                                 $7.458        $13.606        $13.859        $12.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.536        $13.815        $12.100        $10.825
  Accumulation Unit Value at end of
   period                                 $7.405        $13.536        $13.815        $12.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.501        $13.793        $12.093        $10.824
  Accumulation Unit Value at end of
   period                                 $7.378        $13.501        $13.793        $12.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.431        $13.750        $12.079        $10.822
  Accumulation Unit Value at end of
   period                                 $7.326        $13.431        $13.750        $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

66

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.616        $12.143        $13.312        $11.542         $7.326
  Accumulation Unit Value at end of
   period                                $15.370        $13.616        $12.143        $13.312        $11.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.361        $11.945        $13.128        $11.411         $7.260
  Accumulation Unit Value at end of
   period                                $15.043        $13.361        $11.945        $13.128        $11.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.310        $11.906        $13.091        $11.385         $7.247
  Accumulation Unit Value at end of
   period                                $14.979        $13.310        $11.906        $13.091        $11.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.071        $17.101        $18.851        $16.435        $10.488
  Accumulation Unit Value at end of
   period                                $21.408        $19.071        $17.101        $18.851        $16.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.675         $1.597         $1.492         $1.409         $1.273
  Accumulation Unit Value at end of
   period                                 $1.616         $1.675         $1.597         $1.492         $1.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.639         $1.566         $1.465         $1.387         $1.255
  Accumulation Unit Value at end of
   period                                 $1.578         $1.639         $1.566         $1.465         $1.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -             30             30             30              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.623         $1.552         $1.453         $1.377         $1.248
  Accumulation Unit Value at end of
   period                                 $1.560         $1.623         $1.552         $1.453         $1.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.587         $1.520         $1.427         $1.355         $1.230
  Accumulation Unit Value at end of
   period                                 $1.523         $1.587         $1.520         $1.427         $1.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.587         $1.520         $1.427         $1.355         $1.230
  Accumulation Unit Value at end of
   period                                 $1.523         $1.587         $1.520         $1.427         $1.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.546         $1.485         $1.397         $1.330         $1.210
  Accumulation Unit Value at end of
   period                                 $1.480         $1.546         $1.485         $1.397         $1.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.539         $1.479         $1.392         $1.326         $1.207
  Accumulation Unit Value at end of
   period                                 $1.472         $1.539         $1.479         $1.392         $1.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.431        $13.750        $12.079        $10.822
  Accumulation Unit Value at end of
   period                                 $7.326        $13.431        $13.750        $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.327        $13.685        $12.058        $10.819
  Accumulation Unit Value at end of
   period                                 $7.247        $13.327        $13.685        $12.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.258         $1.198         $1.167         $1.162
  Accumulation Unit Value at end of
   period                                 $1.273         $1.258         $1.198         $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.243         $1.186         $1.158         $1.154
  Accumulation Unit Value at end of
   period                                 $1.255         $1.243         $1.186         $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.236         $1.181         $1.154         $1.151
  Accumulation Unit Value at end of
   period                                 $1.248         $1.236         $1.181         $1.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.221         $1.169         $1.144         $1.143
  Accumulation Unit Value at end of
   period                                 $1.230         $1.221         $1.169         $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.221         $1.169         $1.144         $1.143
  Accumulation Unit Value at end of
   period                                 $1.230         $1.221         $1.169         $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.202         $1.154         $1.133         $1.134
  Accumulation Unit Value at end of
   period                                 $1.207         $1.202         $1.154         $1.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.076        $12.598        $11.889        $11.352        $10.360
  Accumulation Unit Value at end of
   period                                $12.481        $13.076        $12.598        $11.889        $11.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -



(a)  Inception date July 15, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Three (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Three as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2014

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                               BALANCED WEALTH             INTERNATIONAL
                                             STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                                 SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  1,838,755                  3,932,831
                                                =============              =============
  Cost                                            $22,391,219                $75,655,428
                                                =============              =============
  Market value                                    $25,099,009                $58,441,871
 Due from Sponsor Company                                  --                         --
 Receivable from fund shares sold                       9,073                     38,085
 Other assets                                              --                         --
                                                -------------              -------------
 Total assets                                      25,108,082                 58,479,956
                                                -------------              -------------
LIABILITIES:
 Due to Sponsor Company                                 9,073                     38,085
 Payable for fund shares purchased                         --                         --
 Other liabilities                                         --                          2
                                                -------------              -------------
 Total liabilities                                      9,073                     38,087
                                                -------------              -------------
NET ASSETS:
 For contract liabilities                         $25,099,009                $58,441,869
                                                =============              =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      1,811,291                  5,654,496
 Minimum unit fair value #*                        $12.786137                  $6.510663
 Maximum unit fair value #*                        $16.385211                 $15.040083
 Contract liability                               $25,094,788                $58,441,869
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                            296                         --
 Minimum unit fair value #*                        $14.279511                         --
 Maximum unit fair value #*                        $14.279511                         --
 Contract liability                                    $4,221                         --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                          ALLIANCEBERNSTEIN VPS       INVESCO V.I.
                                     SMALL/MID CAP      ALLIANCEBERNSTEIN VPS       INTERNATIONAL            GOVERNMENT
                                    VALUE PORTFOLIO        VALUE PORTFOLIO        GROWTH PORTFOLIO        SECURITIES FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         666,882              2,365,926                193,948                  22,037
                                     =============          =============           ============            ============
  Cost                                 $12,223,510            $31,545,553             $3,689,450                $258,968
                                     =============          =============           ============            ============
  Market value                         $15,164,913            $33,359,557             $3,700,525                $254,307
 Due from Sponsor Company                       --                     --                     --                      --
 Receivable from fund shares
  sold                                      12,692                 19,938                    110                      15
 Other assets                                   --                     --                      1                      --
                                     -------------          -------------           ------------            ------------
 Total assets                           15,177,605             33,379,495              3,700,636                 254,322
                                     -------------          -------------           ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     12,692                 19,938                    110                      15
 Payable for fund shares
  purchased                                     --                     --                     --                      --
 Other liabilities                               1                      1                     --                      --
                                     -------------          -------------           ------------            ------------
 Total liabilities                          12,693                 19,939                    110                      15
                                     -------------          -------------           ------------            ------------
NET ASSETS:
 For contract liabilities              $15,164,912            $33,359,556             $3,700,526                $254,307
                                     =============          =============           ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             804,673              2,602,095                433,887                  25,435
 Minimum unit fair value #*             $17.255232             $11.762162              $7.970924               $9.889723
 Maximum unit fair value #*             $26.124345             $19.101614             $16.401410              $10.169723
 Contract liability                    $15,164,912            $33,359,556             $3,700,526                $254,307
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                     --                     --                      --
 Minimum unit fair value #*                     --                     --                     --                      --
 Maximum unit fair value #*                     --                     --                     --                      --
 Contract liability                             --                     --                     --                      --

                                  INVESCO V.I.     INVESCO V.I.         INVESCO V.I.
                                      HIGH         INTERNATIONAL        DIVERSIFIED
                                   YIELD FUND       GROWTH FUND        DIVIDEND FUND
                                   SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        87,755              147             380,773
                                 ===============  ===============         ===========
  Cost                                  $463,823           $3,508          $5,926,082
                                 ===============  ===============         ===========
  Market value                          $500,204           $5,140          $7,965,939
 Due from Sponsor Company                     --               --                  --
 Receivable from fund shares
  sold                                        24               --                 468
 Other assets                                 --               --                   1
                                 ---------------  ---------------         -----------
 Total assets                            500,228            5,140           7,966,408
                                 ---------------  ---------------         -----------
LIABILITIES:
 Due to Sponsor Company                       24               --                 468
 Payable for fund shares
  purchased                                   --               --                  --
 Other liabilities                             1                1                  --
                                 ---------------  ---------------         -----------
 Total liabilities                            25                1                 468
                                 ---------------  ---------------         -----------
NET ASSETS:
 For contract liabilities               $500,203           $5,139          $7,965,940
                                 ===============  ===============         ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            42,389              435             532,835
 Minimum unit fair value #*           $11.392973       $11.817709          $14.216374
 Maximum unit fair value #*           $11.896653       $11.817709          $14.723123
 Contract liability                     $498,041           $5,139          $7,810,403
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               182               --              10,643
 Minimum unit fair value #*           $11.863507               --          $14.537431
 Maximum unit fair value #*           $11.863507               --          $14.682078
 Contract liability                       $2,162               --            $155,537

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                    INVESCO V.I.         AMERICAN FUNDS
                                       MONEY                 GLOBAL
                                    MARKET FUND           GROWTH FUND
                                  SUB-ACCOUNT (1)         SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    8,037,870                87,158
                                     ==========            ==========
  Cost                               $8,037,870            $1,747,284
                                     ==========            ==========
  Market value                       $8,037,870            $2,607,787
 Due from Sponsor Company                    --                    --
 Receivable from fund shares
  sold                                  221,353                   130
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                         8,259,223             2,607,917
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                 221,353                   130
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                            1                     1
                                     ----------            ----------
 Total liabilities                      221,354                   131
                                     ----------            ----------
NET ASSETS:
 For contract liabilities            $8,037,869            $2,607,786
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          810,470               147,792
 Minimum unit fair value #*           $9.847066             $2.469409
 Maximum unit fair value #*           $9.934467            $23.370213
 Contract liability                  $8,037,869            $2,591,983
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                   965
 Minimum unit fair value #*                  --            $16.384695
 Maximum unit fair value #*                  --            $16.384695
 Contract liability                          --               $15,803

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1)  Funded as of July 18, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS           GLOBAL SMALL
                                      GROWTH FUND          GROWTH-INCOME FUND       INTERNATIONAL FUND     CAPITALIZATION FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         181,813                  224,415                 233,030                  56,568
                                     =============            =============            ============            ============
  Cost                                  $9,664,067               $7,746,484              $3,946,692                $865,634
                                     =============            =============            ============            ============
  Market value                         $14,170,556              $11,310,532              $4,928,582              $1,428,346
 Due from Sponsor Company                       --                       --                      --                      --
 Receivable from fund shares
  sold                                         729                      588                     243                      70
 Other assets                                    3                       --                       1                      --
                                     -------------            -------------            ------------            ------------
 Total assets                           14,171,288               11,311,120               4,928,826               1,428,416
                                     -------------            -------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        729                      588                     243                      70
 Payable for fund shares
  purchased                                     --                       --                      --                      --
 Other liabilities                              --                        2                      --                      --
                                     -------------            -------------            ------------            ------------
 Total liabilities                             729                      590                     243                      70
                                     -------------            -------------            ------------            ------------
NET ASSETS:
 For contract liabilities              $14,170,559              $11,310,530              $4,928,583              $1,428,346
                                     =============            =============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             960,793                  639,265                 379,251                  68,911
 Minimum unit fair value #*              $1.946294                $1.792918               $2.144357               $2.573031
 Maximum unit fair value #*             $22.094599               $20.363243              $19.602543              $26.301262
 Contract liability                    $14,151,837              $11,282,929              $4,892,290              $1,412,680
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 935                    1,478                   2,366                     596
 Minimum unit fair value #*             $20.031750               $18.671537              $13.451474              $26.301262
 Maximum unit fair value #*             $20.031750               $18.671537              $19.602543              $26.301262
 Contract liability                        $18,722                  $27,601                 $36,293                 $15,666

                                         STERLING
                                         CAPITAL                   STERLING                STERLING
                                      EQUITY INCOME            CAPITAL SPECIAL          CAPITAL TOTAL
                                 VARIABLE INSURANCE FUND      OPPORTUNITIES VIF        RETURN BOND VIF
                                     SUB-ACCOUNT (2)             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          226,667                   463,750                 423,595
                                       ============              ============            ============
  Cost                                   $3,238,345                $6,999,061              $4,304,408
                                       ============              ============            ============
  Market value                           $2,380,009                $8,737,044              $4,138,521
 Due from Sponsor Company                        --                        --                      --
 Receivable from fund shares
  sold                                           92                       605                     281
 Other assets                                     4                        --                      --
                                       ------------              ------------            ------------
 Total assets                             2,380,105                 8,737,649               4,138,802
                                       ------------              ------------            ------------
LIABILITIES:
 Due to Sponsor Company                          92                       605                     281
 Payable for fund shares
  purchased                                      --                        --                      --
 Other liabilities                               --                        --                       2
                                       ------------              ------------            ------------
 Total liabilities                               92                       605                     283
                                       ------------              ------------            ------------
NET ASSETS:
 For contract liabilities                $2,380,013                $8,737,044              $4,138,519
                                       ============              ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,419,062                 3,506,268               3,029,544
 Minimum unit fair value #*               $1.496955                 $2.261096               $1.263685
 Maximum unit fair value #*              $15.595939                $22.288711              $11.971244
 Contract liability                      $2,380,013                $8,737,044              $4,112,907
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                        --                  18,553
 Minimum unit fair value #*                      --                        --               $1.380512
 Maximum unit fair value #*                      --                        --               $1.380512
 Contract liability                              --                        --                 $25,612

(2)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               WELLS FARGO
                                               ADVANTAGE VT           FIDELITY(R) VIP
                                                  OMEGA                EQUITY-INCOME
                                               GROWTH FUND               PORTFOLIO
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   17,551                1,956,880
                                               ============            =============
  Cost                                             $419,768              $46,884,294
                                               ============            =============
  Market value                                     $575,206              $44,773,421
 Due from Sponsor Company                                --                       --
 Receivable from fund shares sold                        24                   22,953
 Other assets                                            --                       --
                                               ------------            -------------
 Total assets                                       575,230               44,796,374
                                               ------------            -------------
LIABILITIES:
 Due to Sponsor Company                                  24                   22,953
 Payable for fund shares purchased                       --                       --
 Other liabilities                                       --                        4
                                               ------------            -------------
 Total liabilities                                       24                   22,957
                                               ------------            -------------
NET ASSETS:
 For contract liabilities                          $575,206              $44,773,417
                                               ============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      390,412                3,103,779
 Minimum unit fair value #*                       $1.237818               $13.224826
 Maximum unit fair value #*                      $18.775195               $20.642789
 Contract liability                                $575,206              $44,773,417
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                       --
 Minimum unit fair value #*                              --                       --
 Maximum unit fair value #*                              --                       --
 Contract liability                                      --                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP     FIDELITY(R) VIP
                                     GROWTH        CONTRAFUND(R)       MID CAP         VALUE STRATEGIES
                                    PORTFOLIO        PORTFOLIO        PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      302,448        6,574,865        1,733,366             534,218
                                  =============   ==============    =============        ============
  Cost                              $10,930,238     $203,975,093      $57,044,615          $5,803,751
                                  =============   ==============    =============        ============
  Market value                      $17,109,520     $222,033,208      $61,707,839          $7,724,798
 Due from Sponsor Company                    --               --               --                  --
 Receivable from fund shares
  sold                                    1,012           99,856           64,240              28,043
 Other assets                                --               --                2                   1
                                  -------------   --------------    -------------        ------------
 Total assets                        17,110,532      222,133,064       61,772,081           7,752,842
                                  -------------   --------------    -------------        ------------
LIABILITIES:
 Due to Sponsor Company                   1,012           99,856           64,240              28,043
 Payable for fund shares
  purchased                                  --               --               --                  --
 Other liabilities                            1                2               --                  --
                                  -------------   --------------    -------------        ------------
 Total liabilities                        1,013           99,858           64,240              28,043
                                  -------------   --------------    -------------        ------------
NET ASSETS:
 For contract liabilities           $17,109,519     $222,033,206      $61,707,841          $7,724,799
                                  =============   ==============    =============        ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        1,030,724       12,531,301        3,179,406             468,687
 Minimum unit fair value #*          $15.274808       $16.209009       $14.419234          $15.110743
 Maximum unit fair value #*          $22.253754       $21.434619       $24.301820          $28.753201
 Contract liability                 $17,109,519     $221,972,901      $61,707,841          $7,716,451
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --            3,327               --                 493
 Minimum unit fair value #*                  --       $17.473730               --          $16.951327
 Maximum unit fair value #*                  --       $18.182766               --          $16.951327
 Contract liability                          --          $60,305               --              $8,348

                                    FIDELITY(R) VIP                                     FRANKLIN
                                    DYNAMIC CAPITAL             FRANKLIN             SMALL-MID CAP
                                      APPRECIATION               INCOME                  GROWTH
                                       PORTFOLIO            SECURITIES FUND         SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         281,574                   3,243                  71,188
                                      ============            ============            ============
  Cost                                  $2,700,230                 $46,073              $1,424,630
                                      ============            ============            ============
  Market value                          $3,519,676                 $53,050              $1,933,477
 Due from Sponsor Company                       --                      --                      --
 Receivable from fund shares
  sold                                         312                       1                      98
 Other assets                                   --                      --                       2
                                      ------------            ------------            ------------
 Total assets                            3,519,988                  53,051               1,933,577
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        312                       1                      98
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                              --                      --                      --
                                      ------------            ------------            ------------
 Total liabilities                             312                       1                      98
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $3,519,676                 $53,050              $1,933,479
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             259,054                   3,837                 150,495
 Minimum unit fair value #*             $12.738293              $13.826165               $1.850212
 Maximum unit fair value #*             $24.705192              $13.826165              $23.633283
 Contract liability                     $3,519,676                 $53,050              $1,933,479
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 FRANKLIN                FRANKLIN
                                                SMALL CAP               STRATEGIC
                                                  VALUE                   INCOME
                                             SECURITIES FUND         SECURITIES FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                      115                 399,074
                                               ============            ============
  Cost                                               $1,463              $4,704,269
                                               ============            ============
  Market value                                       $2,794              $5,044,300
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        --                  27,922
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                         2,794               5,072,222
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  --                  27,922
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        1                       2
                                               ------------            ------------
 Total liabilities                                        1                  27,924
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                            $2,793              $5,044,298
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                          164                 249,450
 Minimum unit fair value #*                      $16.807858               $2.075988
 Maximum unit fair value #*                      $17.104876              $22.510334
 Contract liability                                  $2,793              $4,965,930
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                   3,563
 Minimum unit fair value #*                              --              $21.383015
 Maximum unit fair value #*                              --              $22.510334
 Contract liability                                      --                 $78,368

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   TEMPLETON
                                                                   DEVELOPING            TEMPLETON             TEMPLETON
                                           MUTUAL SHARES            MARKETS                GROWTH             GLOBAL BOND
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               218,926                66,068                94,613                   144
                                            ============          ============          ============          ============
  Cost                                        $3,238,969              $561,465            $1,021,192                $2,420
                                            ============          ============          ============          ============
  Market value                                $4,735,666              $677,866            $1,441,371                $2,732
 Due from Sponsor Company                             --                    --                    --                    --
 Receivable from fund shares sold                 17,517                38,172                    71                    --
 Other assets                                         --                    --                     2                    --
                                            ------------          ------------          ------------          ------------
 Total assets                                  4,753,183               716,038             1,441,444                 2,732
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                           17,517                38,172                    71                    --
 Payable for fund shares purchased                    --                    --                    --                    --
 Other liabilities                                     3                     1                    --                    --
                                            ------------          ------------          ------------          ------------
 Total liabilities                                17,520                38,173                    71                    --
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities                     $4,735,663              $677,865            $1,441,373                $2,732
                                            ============          ============          ============          ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   271,856                31,254                88,261                   188
 Minimum unit fair value #*                    $1.806970            $17.751424            $12.498834            $14.562132
 Maximum unit fair value #*                   $21.004678            $23.783762            $19.399419            $14.562132
 Contract liability                           $4,735,663              $671,903            $1,441,373                $2,732
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                   269                    --                    --
 Minimum unit fair value #*                           --            $22.129811                    --                    --
 Maximum unit fair value #*                           --            $22.129811                    --                    --
 Contract liability                                   --                $5,962                    --                    --

                                                          HARTFORD       HARTFORD
                                          HARTFORD         TOTAL          CAPITAL
                                          BALANCED      RETURN BOND    APPRECIATION
                                          HLS FUND        HLS FUND       HLS FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                          1,034,553      28,174,565        731,328
                                        =============  ==============  =============
  Cost                                    $22,981,562    $322,906,103    $27,167,210
                                        =============  ==============  =============
  Market value                            $25,977,616    $319,781,317    $43,623,709
 Due from Sponsor Company                          --              --             --
 Receivable from fund shares sold               1,522         107,957          2,094
 Other assets                                      --              --             --
                                        -------------  --------------  -------------
 Total assets                              25,979,138     319,889,274     43,625,803
                                        -------------  --------------  -------------
LIABILITIES:
 Due to Sponsor Company                         1,522         107,957          2,094
 Payable for fund shares purchased                 --              --             --
 Other liabilities                                 --              11              3
                                        -------------  --------------  -------------
 Total liabilities                              1,522         107,968          2,097
                                        -------------  --------------  -------------
NET ASSETS:
 For contract liabilities                 $25,977,616    $319,781,306    $43,623,706
                                        =============  ==============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             13,401,532     148,924,866      2,558,980
 Minimum unit fair value #*                 $1.449380       $1.636612     $13.780569
 Maximum unit fair value #*                $18.750073      $15.970962     $23.150669
 Contract liability                       $25,977,616    $319,625,025    $43,623,706
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --          68,886             --
 Minimum unit fair value #*                        --       $1.892225             --
 Maximum unit fair value #*                        --       $3.850277             --
 Contract liability                                --        $156,281             --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              HARTFORD
                                              DIVIDEND           HARTFORD
                                             AND GROWTH      GLOBAL RESEARCH
                                              HLS FUND           HLS FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              7,400,649            81,726
                                            =============      ============
  Cost                                       $168,661,709          $798,513
                                            =============      ============
  Market value                               $200,187,561        $1,095,944
 Due from Sponsor Company                              --                --
 Receivable from fund shares sold                 109,345                83
 Other assets                                          --                --
                                            -------------      ------------
 Total assets                                 200,296,906         1,096,027
                                            -------------      ------------
LIABILITIES:
 Due to Sponsor Company                           109,345                83
 Payable for fund shares purchased                     --                --
 Other liabilities                                     11                --
                                            -------------      ------------
 Total liabilities                                109,356                83
                                            -------------      ------------
NET ASSETS:
 For contract liabilities                    $200,187,550        $1,095,944
                                            =============      ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 78,020,028            82,613
 Minimum unit fair value #*                     $1.994967        $12.378465
 Maximum unit fair value #*                    $19.855466        $21.285126
 Contract liability                          $200,121,245        $1,095,944
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     18,727                --
 Minimum unit fair value #*                     $2.362272                --
 Maximum unit fair value #*                     $5.352090                --
 Contract liability                               $66,305                --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   HARTFORD                     HARTFORD
                                               HARTFORD          DISCIPLINED      HARTFORD       GROWTH
                                            GLOBAL GROWTH           EQUITY         GROWTH     OPPORTUNITIES
                                               HLS FUND            HLS FUND       HLS FUND      HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                205,799            5,927,470       512,553        907,706
                                             ============       ==============  ============  =============
  Cost                                         $3,769,719          $77,518,014    $6,399,668    $29,166,783
                                             ============       ==============  ============  =============
  Market value                                 $4,595,491         $108,828,355    $8,974,814    $36,834,724
 Due from Sponsor Company                              --                   --            --          9,530
 Receivable from fund shares sold                     222               23,495        57,452             --
 Other assets                                          --                   11            --              1
                                             ------------       --------------  ------------  -------------
 Total assets                                   4,595,713          108,851,861     9,032,266     36,844,255
                                             ------------       --------------  ------------  -------------
LIABILITIES:
 Due to Sponsor Company                               222               23,495        57,452             --
 Payable for fund shares purchased                     --                   --            --          9,530
 Other liabilities                                     --                   --             1             --
                                             ------------       --------------  ------------  -------------
 Total liabilities                                    222               23,495        57,453          9,530
                                             ------------       --------------  ------------  -------------
NET ASSETS:
 For contract liabilities                      $4,595,491         $108,828,366    $8,974,813    $36,834,725
                                             ============       ==============  ============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  2,073,214           57,621,161     4,642,472     14,258,508
 Minimum unit fair value #*                     $1.569587            $1.536525     $1.718721      $2.185748
 Maximum unit fair value #*                    $21.960925           $21.629011    $21.818146     $23.687687
 Contract liability                            $4,595,491         $108,828,366    $8,963,833    $36,826,511
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                   --         5,572          3,278
 Minimum unit fair value #*                            --                   --     $1.970487      $2.505843
 Maximum unit fair value #*                            --                   --     $1.970487      $2.505843
 Contract liability                                    --                   --       $10,980         $8,214

                                                                       HARTFORD
                                          HARTFORD       HARTFORD    INTERNATIONAL
                                         HIGH YIELD       INDEX      OPPORTUNITIES
                                          HLS FUND       HLS FUND      HLS FUND
                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                          3,539,229       220,085      4,577,237
                                        =============  ============  =============
  Cost                                    $30,825,872    $6,958,718    $62,986,497
                                        =============  ============  =============
  Market value                            $31,499,141    $8,482,087    $68,795,877
 Due from Sponsor Company                      49,974        10,903             --
 Receivable from fund shares sold                  --            --          8,648
 Other assets                                       3             1             --
                                        -------------  ------------  -------------
 Total assets                              31,549,118     8,492,991     68,804,525
                                        -------------  ------------  -------------
LIABILITIES:
 Due to Sponsor Company                            --            --          8,648
 Payable for fund shares purchased             49,974        10,903             --
 Other liabilities                                 --            --             14
                                        -------------  ------------  -------------
 Total liabilities                             49,974        10,903          8,662
                                        -------------  ------------  -------------
NET ASSETS:
 For contract liabilities                 $31,499,144    $8,482,088    $68,795,863
                                        =============  ============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             13,812,628     4,448,954     34,780,094
 Minimum unit fair value #*                 $1.949579     $1.426257      $1.642179
 Maximum unit fair value #*                $20.714275    $20.341770     $18.405252
 Contract liability                       $31,488,189    $8,482,088    $68,788,012
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                  5,073            --          4,378
 Minimum unit fair value #*                 $2.159522            --      $1.793352
 Maximum unit fair value #*                 $2.159522            --      $1.793352
 Contract liability                           $10,955            --         $7,851

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                      HARTFORD
                                    SMALL/MID CAP            HARTFORD
                                       EQUITY              MIDCAP VALUE
                                      HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       381,650                214,287
                                     ===========            ===========
  Cost                                $3,287,186             $2,516,352
                                     ===========            ===========
  Market value                        $4,308,827             $3,323,593
 Due from Sponsor Company                  3,580                     --
 Receivable from fund shares
  sold                                        --                 21,852
 Other assets                                 --                     --
                                     -----------            -----------
 Total assets                          4,312,407              3,345,445
                                     -----------            -----------
LIABILITIES:
 Due to Sponsor Company                       --                 21,852
 Payable for fund shares
  purchased                                3,580                     --
 Other liabilities                             1                     --
                                     -----------            -----------
 Total liabilities                         3,581                 21,852
                                     -----------            -----------
NET ASSETS:
 For contract liabilities             $4,308,826             $3,323,593
                                     ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           303,462                183,655
 Minimum unit fair value #*           $13.420293             $17.516521
 Maximum unit fair value #*           $27.076923             $18.304534
 Contract liability                   $4,308,826             $3,323,593
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                     --
 Minimum unit fair value #*                   --                     --
 Maximum unit fair value #*                   --                     --
 Contract liability                           --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD               HARTFORD               HARTFORD          HARTFORD
                                   ULTRASHORT BOND         SMALL COMPANY         SMALLCAP GROWTH        STOCK
                                      HLS FUND               HLS FUND               HLS FUND          HLS FUND
                                   SUB-ACCOUNT (3)          SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     3,664,451                900,477                606,986           187,412
                                     ===========            ===========            ===========       ===========
  Cost                               $36,644,494            $18,247,589            $14,627,308        $9,256,971
                                     ===========            ===========            ===========       ===========
  Market value                       $36,644,515            $23,799,610            $19,787,761       $10,883,007
 Due from Sponsor Company                     --                     --                     --                --
 Receivable from fund shares
  sold                                   184,679                 15,935                 29,850               465
 Other assets                                 --                      1                     --                 1
                                     -----------            -----------            -----------       -----------
 Total assets                         36,829,194             23,815,546             19,817,611        10,883,473
                                     -----------            -----------            -----------       -----------
LIABILITIES:
 Due to Sponsor Company                  184,679                 15,935                 29,850               465
 Payable for fund shares
  purchased                                   --                     --                     --                --
 Other liabilities                             4                     --                      3                --
                                     -----------            -----------            -----------       -----------
 Total liabilities                       184,683                 15,935                 29,853               465
                                     -----------            -----------            -----------       -----------
NET ASSETS:
 For contract liabilities            $36,644,511            $23,799,611            $19,787,758       $10,883,008
                                     ===========            ===========            ===========       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        29,862,747              8,357,331              7,446,338         5,947,651
 Minimum unit fair value #*            $0.916563              $2.052957              $2.259394         $1.349138
 Maximum unit fair value #*            $8.949686             $24.259034             $30.420402        $22.503663
 Contract liability                  $36,575,128            $23,799,611            $19,787,758       $10,883,008
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            57,216                     --                     --                --
 Minimum unit fair value #*            $1.131064                     --                     --                --
 Maximum unit fair value #*            $1.868356                     --                     --                --
 Contract liability                      $69,383                     --                     --                --

                                      HARTFORD
                                   U.S. GOVERNMENT      HARTFORD       AMERICAN FUNDS
                                     SECURITIES           VALUE             BOND
                                      HLS FUND          HLS FUND          HLS FUND
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     8,153,805         2,945,214             1,486
                                     ===========       ===========       ===========
  Cost                               $89,074,758       $35,304,102           $14,670
                                     ===========       ===========       ===========
  Market value                       $84,147,267       $45,326,843           $14,492
 Due from Sponsor Company                     --                --                --
 Receivable from fund shares
  sold                                    48,041            24,414                --
 Other assets                                 --                --                --
                                     -----------       -----------       -----------
 Total assets                         84,195,308        45,351,257            14,492
                                     -----------       -----------       -----------
LIABILITIES:
 Due to Sponsor Company                   48,041            24,414                --
 Payable for fund shares
  purchased                                   --                --                --
 Other liabilities                            22                 3                 1
                                     -----------       -----------       -----------
 Total liabilities                        48,063            24,417                 1
                                     -----------       -----------       -----------
NET ASSETS:
 For contract liabilities            $84,147,245       $45,326,840           $14,491
                                     ===========       ===========       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        70,007,577        23,553,788             1,321
 Minimum unit fair value #*            $1.080638         $1.704266        $10.968533
 Maximum unit fair value #*           $10.306934        $19.933695        $10.968533
 Contract liability                  $84,138,958       $45,314,581           $14,491
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             6,689             6,246                --
 Minimum unit fair value #*            $1.238882         $1.962695                --
 Maximum unit fair value #*            $1.238882         $1.962695                --
 Contract liability                       $8,287           $12,259                --

(3)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              AMERICAN FUNDS
                                               GLOBAL SMALL           AMERICAN FUNDS
                                              CAPITALIZATION              GROWTH
                                                 HLS FUND                HLS FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                        9                     703
                                               ============            ============
  Cost                                                  $79                  $5,272
                                               ============            ============
  Market value                                          $84                  $9,202
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        --                      --
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                            84                   9,202
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  --                      --
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                       1
                                               ------------            ------------
 Total liabilities                                       --                       1
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                               $84                  $9,201
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                            7                     691
 Minimum unit fair value #*                      $11.285176              $13.314051
 Maximum unit fair value #*                      $11.285176              $13.314051
 Contract liability                                     $84                  $9,201
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS        HUNTINGTON VA         HUNTINGTON VA
                                    INTERNATIONAL             INCOME               DIVIDEND           HUNTINGTON VA
                                       HLS FUND            EQUITY FUND           CAPTURE FUND          GROWTH FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (4)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            632               102,453               240,440               101,477
                                     ============          ============          ============          ============
  Cost                                     $4,899            $1,193,176            $2,929,344              $943,255
                                     ============          ============          ============          ============
  Market value                             $6,487            $1,168,994            $3,017,523            $1,118,278
 Due from Sponsor Company                      --                    --                    --                    --
 Receivable from fund shares
  sold                                         --                    45                   125                    43
 Other assets                                  --                    --                    --                    --
                                     ------------          ------------          ------------          ------------
 Total assets                               6,487             1,169,039             3,017,648             1,118,321
                                     ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                        --                    45                   125                    43
 Payable for fund shares
  purchased                                    --                    --                    --                    --
 Other liabilities                             --                     2                     1                    --
                                     ------------          ------------          ------------          ------------
 Total liabilities                             --                    47                   126                    43
                                     ------------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities                  $6,487            $1,168,992            $3,017,522            $1,118,278
                                     ============          ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                604               709,998             1,293,892               891,716
 Minimum unit fair value #*            $10.737343             $1.511686             $1.878362             $1.033465
 Maximum unit fair value #*            $10.737343            $16.129995            $20.423831            $14.386830
 Contract liability                        $6,487            $1,168,992            $3,017,522            $1,118,278
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                    --                    --
 Minimum unit fair value #*                    --                    --                    --                    --
 Maximum unit fair value #*                    --                    --                    --                    --
 Contract liability                            --                    --                    --                    --

                                    HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                       MID CORP              ROTATING           INTERNATIONAL
                                     AMERICA FUND          MARKETS FUND          EQUITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        125,903                57,433                91,654
                                     ============          ============          ============
  Cost                                 $2,286,107              $811,412            $1,359,108
                                     ============          ============          ============
  Market value                         $2,876,891              $798,893            $1,581,029
 Due from Sponsor Company                      --                    --                    --
 Receivable from fund shares
  sold                                        107                    32                    62
 Other assets                                  --                    --                    --
                                     ------------          ------------          ------------
 Total assets                           2,876,998               798,925             1,581,091
                                     ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                       107                    32                    62
 Payable for fund shares
  purchased                                    --                    --                    --
 Other liabilities                             --                     1                    --
                                     ------------          ------------          ------------
 Total liabilities                            107                    33                    62
                                     ------------          ------------          ------------
NET ASSETS:
 For contract liabilities              $2,876,891              $798,892            $1,581,029
                                     ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          1,100,837               375,039                99,240
 Minimum unit fair value #*             $2.269658             $1.709365            $15.040450
 Maximum unit fair value #*            $24.346249            $19.662715            $16.318432
 Contract liability                    $2,876,891              $798,892            $1,581,029
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                    --
 Minimum unit fair value #*                    --                    --                    --
 Maximum unit fair value #*                    --                    --                    --
 Contract liability                            --                    --                    --

(4) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              HUNTINGTON VA
                                                 MORTGAGE             HUNTINGTON VA
                                             SECURITIES FUND            SITUS FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   71,261                 129,735
                                               ============            ============
  Cost                                             $798,122              $1,891,848
                                               ============            ============
  Market value                                     $815,936              $3,107,163
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        30                  13,249
 Other assets                                            --                       1
                                               ------------            ------------
 Total assets                                       815,966               3,120,413
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  30                  13,249
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        1                      --
                                               ------------            ------------
 Total liabilities                                       31                  13,249
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                          $815,935              $3,107,164
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       68,340               1,410,801
 Minimum unit fair value #*                      $11.205692               $2.066375
 Maximum unit fair value #*                      $12.157982              $26.050892
 Contract liability                                $815,935              $3,107,164
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       LORD ABBETT
                                         LORD ABBETT    CALIBRATED         LORD ABBETT         LORD ABBETT
                                         FUNDAMENTAL     DIVIDEND        BOND-DEBENTURE        GROWTH AND
                                         EQUITY FUND   GROWTH FUND            FUND             INCOME FUND
                                         SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            661,216       298,787           3,001,525           2,506,699
                                        =============  ============       =============       =============
  Cost                                    $12,312,446    $4,435,592         $35,953,377         $72,399,262
                                        =============  ============       =============       =============
  Market value                            $13,905,375    $4,861,261         $36,948,780         $83,322,704
 Due from Sponsor Company                      16,684            --             112,193                  --
 Receivable from fund shares sold                  --           362                  --              21,774
 Other assets                                      --             1                  --                  --
                                        -------------  ------------       -------------       -------------
 Total assets                              13,922,059     4,861,624          37,060,973          83,344,478
                                        -------------  ------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                            --           362                  --              21,774
 Payable for fund shares purchased             16,684            --             112,193                  --
 Other liabilities                                 --            --                   3                   2
                                        -------------  ------------       -------------       -------------
 Total liabilities                             16,684           362             112,196              21,776
                                        -------------  ------------       -------------       -------------
NET ASSETS:
 For contract liabilities                 $13,905,375    $4,861,262         $36,948,777         $83,322,702
                                        =============  ============       =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                783,568       302,539           2,277,171           5,920,267
 Minimum unit fair value #*                $16.209184    $14.906146          $14.963264          $12.878249
 Maximum unit fair value #*                $20.751881    $19.048619          $18.040652          $19.179208
 Contract liability                       $13,905,375    $4,861,262         $36,948,777         $83,274,613
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --            --                  --               3,356
 Minimum unit fair value #*                        --            --                  --          $13.821735
 Maximum unit fair value #*                        --            --                  --          $14.382431
 Contract liability                                --            --                  --             $48,089


                                        LORD ABBETT
                                          CLASSIC     MFS(R) CORE      MFS(R)
                                         STOCK FUND   EQUITY FUND   GROWTH FUND
                                        SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of shares                           321,781        21,004        10,895
                                        ============  ============  ============
  Cost                                    $3,962,921      $421,953      $330,012
                                        ============  ============  ============
  Market value                            $4,752,701      $494,868      $425,676
 Due from Sponsor Company                         --            --            --
 Receivable from fund shares sold                232            22            19
 Other assets                                     --            --            --
                                        ------------  ------------  ------------
 Total assets                              4,752,933       494,890       425,695
                                        ------------  ------------  ------------
LIABILITIES:
 Due to Sponsor Company                          232            22            19
 Payable for fund shares purchased                --            --            --
 Other liabilities                                 3            --            --
                                        ------------  ------------  ------------
 Total liabilities                               235            22            19
                                        ------------  ------------  ------------
NET ASSETS:
 For contract liabilities                 $4,752,698      $494,868      $425,676
                                        ============  ============  ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               299,091        77,629        40,586
 Minimum unit fair value #*               $14.602401     $1.645837     $8.920416
 Maximum unit fair value #*               $17.834059    $14.029681    $22.603485
 Contract liability                       $4,747,891      $494,868      $425,676
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                   294            --            --
 Minimum unit fair value #*               $16.343409            --            --
 Maximum unit fair value #*               $16.343409            --            --
 Contract liability                           $4,807            --            --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             MFS(R) INVESTORS
                                                  GROWTH             MFS(R) INVESTORS
                                                STOCK FUND              TRUST FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   26,681                  20,741
                                               ============            ============
  Cost                                             $318,603                $390,347
                                               ============            ============
  Market value                                     $408,755                $621,197
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        17                      32
 Other assets                                            --                       1
                                               ------------            ------------
 Total assets                                       408,772                 621,230
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  17                      32
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        1                      --
                                               ------------            ------------
 Total liabilities                                       18                      32
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                          $408,754                $621,198
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       37,403                  54,572
 Minimum unit fair value #*                       $9.685111               $1.788419
 Maximum unit fair value #*                      $13.010717              $19.526493
 Contract liability                                $408,754                $612,524
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                     609
 Minimum unit fair value #*                              --              $14.246669
 Maximum unit fair value #*                              --              $14.246669
 Contract liability                                      --                  $8,674

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  INVESCO V.I.           UIF CORE PLUS
                                 MFS(R) TOTAL     MFS(R)           EQUITY AND             FIXED INCOME
                                 RETURN FUND    VALUE FUND        INCOME FUND              PORTFOLIO
                                 SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT (5)         SUB-ACCOUNT (6)
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    206,767           495            164,503                 478,130
                                 ============  ============       ============            ============
  Cost                             $3,974,406        $5,508         $2,440,068              $5,085,356
                                 ============  ============       ============            ============
  Market value                     $4,846,626        $9,422         $3,053,334              $4,880,914
 Due from Sponsor Company                  --            --                 --                      --
 Receivable from fund shares
  sold                                    237            --             20,264                     226
 Other assets                              --            --                  1                       3
                                 ------------  ------------       ------------            ------------
 Total assets                       4,846,863         9,422          3,073,599               4,881,143
                                 ------------  ------------       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                   237            --             20,264                     226
 Payable for fund shares
  purchased                                --            --                 --                      --
 Other liabilities                          2            --                 --                      --
                                 ------------  ------------       ------------            ------------
 Total liabilities                        239            --             20,264                     226
                                 ------------  ------------       ------------            ------------
NET ASSETS:
 For contract liabilities          $4,846,624        $9,422         $3,053,335              $4,880,917
                                 ============  ============       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        283,529           638            205,721                 386,747
 Minimum unit fair value #*         $1.675172    $14.774501         $13.120869               $1.394451
 Maximum unit fair value #*        $18.595533    $14.774501         $20.459870              $16.322878
 Contract liability                $4,785,413        $9,422         $3,030,363              $4,862,409
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #          3,298            --              1,751                   1,134
 Minimum unit fair value #*        $18.436330            --         $13.120869              $16.322878
 Maximum unit fair value #*        $18.595533            --         $13.120869              $16.322878
 Contract liability                   $61,211            --            $22,972                 $18,508

                                      UIF EMERGING            UIF EMERGING
                                      MARKETS DEBT           MARKETS EQUITY                UIF GROWTH
                                       PORTFOLIO                PORTFOLIO                   PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (7)(8)(9)(10)
-------------------------------  ------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          58,662                1,012,457                     345,107
                                      ============            =============               =============
  Cost                                    $470,447              $17,307,231                  $8,998,548
                                      ============            =============               =============
  Market value                            $482,206              $14,824,282                 $10,662,733
 Due from Sponsor Company                       --                  143,530                          --
 Receivable from fund shares
  sold                                          23                       --                         439
 Other assets                                   --                       --                          --
                                      ------------            -------------               -------------
 Total assets                              482,229               14,967,812                  10,663,172
                                      ------------            -------------               -------------
LIABILITIES:
 Due to Sponsor Company                         23                       --                         439
 Payable for fund shares
  purchased                                     --                  143,530                          --
 Other liabilities                               2                        1                           1
                                      ------------            -------------               -------------
 Total liabilities                              25                  143,531                         440
                                      ------------            -------------               -------------
NET ASSETS:
 For contract liabilities                 $482,204              $14,824,281                 $10,662,732
                                      ============            =============               =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              26,570                  844,415                     804,763
 Minimum unit fair value #*              $2.310689                $9.898830                  $13.026230
 Maximum unit fair value #*             $29.012372               $24.841101                  $13.129316
 Contract liability                       $482,204              $14,808,004                 $10,553,774
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      939                       8,304
 Minimum unit fair value #*                     --               $17.330987                  $13.099644
 Maximum unit fair value #*                     --               $17.330987                  $13.122606
 Contract liability                             --                  $16,277                    $108,958

(5) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

(6) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

(7)  Funded as of September 6, 2013.

(8) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(9) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(10) Effective September 6, 2013 Morgan Stanley Growth Portfolio merged with UIF Growth Portfolio.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          UIF MID CAP        INVESCO V.I.
                                             GROWTH            AMERICAN
                                           PORTFOLIO          VALUE FUND
                                          SUB-ACCOUNT      SUB-ACCOUNT (11)
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             565,271             520,638
                                          ============       =============
  Cost                                      $7,009,532          $8,795,551
                                          ============       =============
  Market value                              $8,055,116         $10,286,862
 Due from Sponsor Company                           --                  --
 Receivable from fund shares sold               26,593               2,488
 Other assets                                        2                  --
                                          ------------       -------------
 Total assets                                8,081,711          10,289,350
                                          ------------       -------------
LIABILITIES:
 Due to Sponsor Company                         26,593               2,488
 Payable for fund shares purchased                  --                  --
 Other liabilities                                  --                  --
                                          ------------       -------------
 Total liabilities                              26,593               2,488
                                          ------------       -------------
NET ASSETS:
 For contract liabilities                   $8,055,118         $10,286,862
                                          ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 375,513             493,634
 Minimum unit fair value #*                 $19.727891          $18.306514
 Maximum unit fair value #*                 $26.549071          $29.891499
 Contract liability                         $8,055,118         $10,249,267
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --               1,694
 Minimum unit fair value #*                         --          $22.192066
 Maximum unit fair value #*                         --          $22.192066
 Contract liability                                 --             $37,595

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(11) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MORGAN STANLEY                                  MORGAN STANLEY
                                        MID CAP              MORGAN STANLEY              GLOBAL               INVESCO V.I.
                                         GROWTH               MONEY MARKET           INFRASTRUCTURE         EQUALLY-WEIGHTED
                                       PORTFOLIO               PORTFOLIO               PORTFOLIO              S&P 500 FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          52,211               4,805,494                  84,443                 361,018
                                      ============            ============            ============            ============
  Cost                                    $894,856              $4,805,494              $1,444,788              $6,163,165
                                      ============            ============            ============            ============
  Market value                          $2,342,404              $4,805,494              $2,175,713              $7,584,714
 Due from Sponsor Company                       --                 102,316                      --                      --
 Receivable from fund shares
  sold                                         104                      --                      89                     343
 Other assets                                    1                       2                      --                       2
                                      ------------            ------------            ------------            ------------
 Total assets                            2,342,509               4,907,812               2,175,802               7,585,059
                                      ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        104                      --                      89                     343
 Payable for fund shares
  purchased                                     --                 102,316                      --                      --
 Other liabilities                              --                      --                       1                      --
                                      ------------            ------------            ------------            ------------
 Total liabilities                             104                 102,316                      90                     343
                                      ------------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $2,342,405              $4,805,496              $2,175,712              $7,584,716
                                      ============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              66,710                 452,972                  93,095                 233,952
 Minimum unit fair value #*              $2.763681               $1.016224               $2.400575               $2.323911
 Maximum unit fair value #*             $57.504536              $13.032252              $47.639586              $56.357319
 Contract liability                     $2,329,470              $4,770,173              $2,146,755              $7,389,144
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 225                   3,462                     608                   5,466
 Minimum unit fair value #*             $57.504536              $10.146907              $47.639586              $24.414356
 Maximum unit fair value #*             $57.504536              $13.032252              $47.639586              $56.357319
 Contract liability                        $12,935                 $35,323                 $28,957                $195,572

                                                                            OPPENHEIMER
                                       UIF SMALL          UIF GLOBAL         DISCOVERY
                                     COMPANY GROWTH       FRANCHISE           MID CAP
                                       PORTFOLIO          PORTFOLIO        GROWTH FUND/VA
                                      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (12)
-------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          10,893             26,503             57,955
                                      ============       ============       ============
  Cost                                    $179,280           $393,029         $2,872,690
                                      ============       ============       ============
  Market value                            $298,906           $485,280         $4,185,496
 Due from Sponsor Company                       --                 --                 --
 Receivable from fund shares
  sold                                          18                 26                166
 Other assets                                   --                 --                 --
                                      ------------       ------------       ------------
 Total assets                              298,924            485,306          4,185,662
                                      ------------       ------------       ------------
LIABILITIES:
 Due to Sponsor Company                         18                 26                166
 Payable for fund shares
  purchased                                     --                 --                 --
 Other liabilities                               1                 --                  1
                                      ------------       ------------       ------------
 Total liabilities                              19                 26                167
                                      ------------       ------------       ------------
NET ASSETS:
 For contract liabilities                 $298,905           $485,280         $4,185,495
                                      ============       ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              11,426             18,741            287,141
 Minimum unit fair value #*             $22.745582         $20.458651         $13.327701
 Maximum unit fair value #*             $30.554335         $28.091786         $24.787631
 Contract liability                       $298,905           $485,280         $4,185,495
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                 --                 --
 Minimum unit fair value #*                     --                 --                 --
 Maximum unit fair value #*                     --                 --                 --
 Contract liability                             --                 --                 --

(12) Formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           OPPENHEIMER
                                             CAPITAL           OPPENHEIMER
                                          APPRECIATION            GLOBAL
                                             FUND/VA             FUND/VA
                                           SUB-ACCOUNT       SUB-ACCOUNT (13)
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              537,061            2,841,578
                                          =============       ==============
  Cost                                      $21,850,833          $97,348,666
                                          =============       ==============
  Market value                              $30,811,194         $114,998,690
 Due from Sponsor Company                            --                   --
 Receivable from fund shares sold                19,506               70,167
 Other assets                                        --                    2
                                          -------------       --------------
 Total assets                                30,830,700          115,068,859
                                          -------------       --------------
LIABILITIES:
 Due to Sponsor Company                          19,506               70,167
 Payable for fund shares purchased                   --                   --
 Other liabilities                                    1                   --
                                          -------------       --------------
 Total liabilities                               19,507               70,167
                                          -------------       --------------
NET ASSETS:
 For contract liabilities                   $30,811,193         $114,998,692
                                          =============       ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                2,157,669            6,680,612
 Minimum unit fair value #*                  $13.087320           $12.025079
 Maximum unit fair value #*                  $21.022069           $21.614181
 Contract liability                         $30,798,445         $114,944,177
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      868                3,101
 Minimum unit fair value #*                  $14.680608           $16.947654
 Maximum unit fair value #*                  $14.680608           $17.635180
 Contract liability                             $12,748              $54,515

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(13) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      OPPENHEIMER
                                             OPPENHEIMER              MAIN STREET         PUTNAM VT          PUTNAM VT
                                             MAIN STREET               SMALL CAP         DIVERSIFIED        GLOBAL ASSET
                                              FUND(R)/VA                FUND/VA          INCOME FUND      ALLOCATION FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT (14)      SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                216,536                1,530,878          4,095,207            307,804
                                             ============            =============       ============       ============
  Cost                                         $4,960,010              $27,823,195        $31,932,740         $4,682,984
                                             ============            =============       ============       ============
  Market value                                 $6,710,445              $42,145,089        $31,000,716         $5,811,348
 Due from Sponsor Company                              --                   28,965                 --              2,313
 Receivable from fund shares sold                   9,054                       --             18,980                 --
 Other assets                                           1                        2                 --                 --
                                             ------------            -------------       ------------       ------------
 Total assets                                   6,719,500               42,174,056         31,019,696          5,813,661
                                             ------------            -------------       ------------       ------------
LIABILITIES:
 Due to Sponsor Company                             9,054                       --             18,980                 --
 Payable for fund shares purchased                     --                   28,965                 --              2,313
 Other liabilities                                     --                       --                  3                 --
                                             ------------            -------------       ------------       ------------
 Total liabilities                                  9,054                   28,965             18,983              2,313
                                             ------------            -------------       ------------       ------------
NET ASSETS:
 For contract liabilities                      $6,710,446              $42,145,091        $31,000,713         $5,811,348
                                             ============            =============       ============       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    439,447                2,279,618          1,402,152            211,163
 Minimum unit fair value #*                    $12.719680               $16.957571         $13.553229         $12.062583
 Maximum unit fair value #*                    $21.114966               $26.324663         $25.429077         $51.671303
 Contract liability                            $6,710,446              $42,130,731        $30,991,897         $5,811,348
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      755                361                 --
 Minimum unit fair value #*                            --               $19.021727         $24.419697                 --
 Maximum unit fair value #*                            --               $19.021727         $24.419697                 --
 Contract liability                                    --                  $14,360             $8,816                 --


                                         PUTNAM VT      PUTNAM VT      PUTNAM VT
                                         GROWTH AND   INTERNATIONAL  INTERNATIONAL
                                        INCOME FUND    VALUE FUND     EQUITY FUND
                                        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                           197,625       380,476       2,250,241
                                        ============  ============   =============
  Cost                                    $4,734,640    $3,802,081     $36,023,675
                                        ============  ============   =============
  Market value                            $4,725,230    $4,208,063     $32,155,947
 Due from Sponsor Company                         --            --              --
 Receivable from fund shares sold              1,861           326           6,384
 Other assets                                      2            --              --
                                        ------------  ------------   -------------
 Total assets                              4,727,093     4,208,389      32,162,331
                                        ------------  ------------   -------------
LIABILITIES:
 Due to Sponsor Company                        1,861           326           6,384
 Payable for fund shares purchased                --            --              --
 Other liabilities                                --            --               1
                                        ------------  ------------   -------------
 Total liabilities                             1,861           326           6,385
                                        ------------  ------------   -------------
NET ASSETS:
 For contract liabilities                 $4,725,232    $4,208,063     $32,155,946
                                        ============  ============   =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               131,901       495,068       1,901,725
 Minimum unit fair value #*               $13.538160     $7.880268       $8.838225
 Maximum unit fair value #*               $74.698236    $16.561677      $25.412902
 Contract liability                       $4,711,044    $4,208,063     $32,155,946
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                   198            --              --
 Minimum unit fair value #*               $71.731968            --              --
 Maximum unit fair value #*               $71.731968            --              --
 Contract liability                          $14,188            --              --

(14) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    PUTNAM VT
                                                 PUTNAM VT          MULTI-CAP
                                              INVESTORS FUND       GROWTH FUND
                                                SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 1,336,060            173,198
                                               =============       ============
  Cost                                           $15,332,189         $4,353,239
                                               =============       ============
  Market value                                   $20,535,249         $5,277,336
 Due from Sponsor Company                                 --                 --
 Receivable from fund shares sold                     24,722             57,399
 Other assets                                              2                 --
                                               -------------       ------------
 Total assets                                     20,559,973          5,334,735
                                               -------------       ------------
LIABILITIES:
 Due to Sponsor Company                               24,722             57,399
 Payable for fund shares purchased                        --                 --
 Other liabilities                                        --                  1
                                               -------------       ------------
 Total liabilities                                    24,722             57,400
                                               -------------       ------------
NET ASSETS:
 For contract liabilities                        $20,535,251         $5,277,335
                                               =============       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     1,713,736            292,696
 Minimum unit fair value #*                        $8.557179         $17.368559
 Maximum unit fair value #*                       $21.473468         $18.353989
 Contract liability                              $20,535,251         $5,277,335
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                            --                 --
 Minimum unit fair value #*                               --                 --
 Maximum unit fair value #*                               --                 --
 Contract liability                                       --                 --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM VT          PUTNAM VT                                  PUTNAM VT
                                   SMALL CAP        GEORGE PUTNAM             PUTNAM VT            EQUITY
                                  VALUE FUND        BALANCED FUND            VOYAGER FUND       INCOME FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   1,230,016            304,459                  79,348            377,182
                                 =============       ============            ============       ============
  Cost                             $26,977,315         $3,102,488              $2,599,890         $4,881,972
                                 =============       ============            ============       ============
  Market value                     $25,633,547         $2,816,249              $4,090,378         $7,694,519
 Due from Sponsor Company                   --                 --                      --                 --
 Receivable from fund shares
  sold                                   3,043                114                     208                350
 Other assets                               --                 --                       1                 --
                                 -------------       ------------            ------------       ------------
 Total assets                       25,636,590          2,816,363               4,090,587          7,694,869
                                 -------------       ------------            ------------       ------------
LIABILITIES:
 Due to Sponsor Company                  3,043                114                     208                350
 Payable for fund shares
  purchased                                 --                 --                      --                 --
 Other liabilities                           1                 --                      --                 --
                                 -------------       ------------            ------------       ------------
 Total liabilities                       3,044                114                     208                350
                                 -------------       ------------            ------------       ------------
NET ASSETS:
 For contract liabilities          $25,633,546         $2,816,249              $4,090,379         $7,694,519
                                 =============       ============            ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         823,281            201,291                 164,032            343,718
 Minimum unit fair value #*         $24.274924         $12.012039               $8.178511         $21.106196
 Maximum unit fair value #*         $35.191734         $17.481811              $93.737609         $23.251514
 Contract liability                $25,633,546         $2,816,249              $4,068,880         $7,694,519
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --                 --                     251                 --
 Minimum unit fair value #*                 --                 --              $85.506479                 --
 Maximum unit fair value #*                 --                 --              $85.506479                 --
 Contract liability                         --                 --                 $21,499                 --

                                        PIONEER              INVESCO V.I.
                                       FUND VCT               GROWTH AND              INVESCO V.I.
                                       PORTFOLIO              INCOME FUND             COMSTOCK FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (15)         SUB-ACCOUNT (16)
-------------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          6,149                  939,101                2,101,831
                                      ===========            =============            =============
  Cost                                   $129,291              $19,340,847              $28,462,312
                                      ===========            =============            =============
  Market value                           $161,591              $24,634,983              $37,160,386
 Due from Sponsor Company                      --                    9,977                       --
 Receivable from fund shares
  sold                                          9                       --                    5,474
 Other assets                                  --                       --                       --
                                      -----------            -------------            -------------
 Total assets                             161,600               24,644,960               37,165,860
                                      -----------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                         9                       --                    5,474
 Payable for fund shares
  purchased                                    --                    9,977                       --
 Other liabilities                              1                        2                       --
                                      -----------            -------------            -------------
 Total liabilities                             10                    9,979                    5,474
                                      -----------            -------------            -------------
NET ASSETS:
 For contract liabilities                $161,590              $24,634,981              $37,160,386
                                      ===========            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            115,676                1,150,024                1,674,153
 Minimum unit fair value #*             $1.389631                $1.936055               $20.023107
 Maximum unit fair value #*             $1.503025               $23.178461               $23.665796
 Contract liability                      $161,590              $24,630,120              $37,160,386
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      224                       --
 Minimum unit fair value #*                    --               $21.716587                       --
 Maximum unit fair value #*                    --               $21.716587                       --
 Contract liability                            --                   $4,861                       --

(15) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

(16) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       INVESCO V.I.
                                               INVESCO V.I.              MID CAP
                                            AMERICAN FRANCHISE         GROWTH FUND
                                             SUB-ACCOUNT (17)        SUB-ACCOUNT (18)
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                    3,330                  26,447
                                               ============            ============
  Cost                                              $89,643                $119,296
                                               ============            ============
  Market value                                     $165,121                $140,966
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                         9                       8
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                       165,130                 140,974
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                   9                       8
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        3                      --
                                               ------------            ------------
 Total liabilities                                       12                       8
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                          $165,118                $140,966
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                        8,279                   7,897
 Minimum unit fair value #*                      $19.072277              $16.957027
 Maximum unit fair value #*                      $20.973366              $18.876467
 Contract liability                                $165,118                $140,966
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(17) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

(18) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             WELLS FARGO            WELLS FARGO             WELLS FARGO
                                            ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                              INTRINSIC            INTERNATIONAL             SMALL CAP
                                             VALUE FUND             EQUITY FUND             GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   276                 294,991                 213,110
                                             ===========            ============            ============
  Cost                                            $3,076              $1,469,160              $1,437,106
                                             ===========            ============            ============
  Market value                                    $5,202              $1,616,551              $2,412,338
 Due from Sponsor Company                             --                      --                      --
 Receivable from fund shares sold                     --                   5,393                   1,043
 Other assets                                         --                      --                      --
                                             -----------            ------------            ------------
 Total assets                                      5,202               1,621,944               2,413,381
                                             -----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                               --                   5,393                   1,043
 Payable for fund shares purchased                    --                      --                      --
 Other liabilities                                    --                      --                       1
                                             -----------            ------------            ------------
 Total liabilities                                    --                   5,393                   1,044
                                             -----------            ------------            ------------
NET ASSETS:
 For contract liabilities                         $5,202              $1,616,551              $2,412,337
                                             ===========            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     3,188               1,200,512                 130,153
 Minimum unit fair value #*                    $1.631978               $1.092958               $2.340664
 Maximum unit fair value #*                    $1.631978              $15.442011              $19.252544
 Contract liability                               $5,202              $1,616,551              $2,412,337
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                      --                      --
 Minimum unit fair value #*                           --                      --                      --
 Maximum unit fair value #*                           --                      --                      --
 Contract liability                                   --                      --                      --

                                             WELLS FARGO
                                             ADVANTAGE VT            WELLS FARGO
                                              SMALL CAP              ADVANTAGE VT
                                              VALUE FUND           OPPORTUNITY FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                                536,844                  11,516
                                             ============            ============
  Cost                                         $4,110,086                $191,219
                                             ============            ============
  Market value                                 $5,754,965                $300,693
 Due from Sponsor Company                              --                      --
 Receivable from fund shares sold                   6,283                      11
 Other assets                                          --                      --
                                             ------------            ------------
 Total assets                                   5,761,248                 300,704
                                             ------------            ------------
LIABILITIES:
 Due to Sponsor Company                             6,283                      11
 Payable for fund shares purchased                     --                      --
 Other liabilities                                     --                       1
                                             ------------            ------------
 Total liabilities                                  6,283                      12
                                             ------------            ------------
NET ASSETS:
 For contract liabilities                      $5,754,965                $300,692
                                             ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    405,097                  19,423
 Minimum unit fair value #*                    $13.819185              $15.121187
 Maximum unit fair value #*                    $14.428683              $15.551922
 Contract liability                            $5,754,965                $300,692
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --
 Minimum unit fair value #*                            --                      --
 Maximum unit fair value #*                            --                      --
 Contract liability                                    --                      --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                              BALANCED WEALTH            INTERNATIONAL
                                             STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $665,334                 $3,623,628
                                                ------------             --------------
EXPENSES:
 Administrative charges                              (61,451)                  (134,163)
 Mortality and expense risk charges                 (399,047)                  (892,727)
                                                ------------             --------------
  Total expenses                                    (460,498)                (1,026,890)
                                                ------------             --------------
  Net investment income (loss)                       204,836                  2,596,738
                                                ------------             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       783,240                (16,945,483)
 Net realized gain on distributions                       --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         3,241,299                 27,003,432
                                                ------------             --------------
  Net gain (loss) on investments                   4,024,539                 10,057,949
                                                ------------             --------------
  Net increase (decrease) in net assets
   resulting from operations                      $4,229,375                $12,654,687
                                                ============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS     INVESCO V.I.
                                     SMALL/MID CAP        ALLIANCEBERNSTEIN VPS       INTERNATIONAL          GOVERNMENT
                                    VALUE PORTFOLIO          VALUE PORTFOLIO         GROWTH PORTFOLIO      SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $65,130                 $713,200                $28,359               $8,415
                                      ------------            -------------             ----------            ---------
EXPENSES:
 Administrative charges                    (30,451)                 (74,764)                    --                   --
 Mortality and expense risk
  charges                                 (202,721)                (494,793)               (59,161)              (6,022)
                                      ------------            -------------             ----------            ---------
  Total expenses                          (233,172)                (569,557)               (59,161)              (6,022)
                                      ------------            -------------             ----------            ---------
  Net investment income (loss)            (168,042)                 143,643                (30,802)               2,393
                                      ------------            -------------             ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    968,322               (1,710,157)               (94,604)               1,227
 Net realized gain on
  distributions                            889,864                       --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        2,938,545               12,874,958                572,471              (17,585)
                                      ------------            -------------             ----------            ---------
  Net gain (loss) on
   investments                           4,796,731               11,164,801                477,867              (16,358)
                                      ------------            -------------             ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $4,628,689              $11,308,444               $447,065             $(13,965)
                                      ============            =============             ==========            =========

                                   INVESCO V.I.     INVESCO V.I.       INVESCO V.I.
                                       HIGH         INTERNATIONAL      DIVERSIFIED
                                    YIELD FUND       GROWTH FUND      DIVIDEND FUND
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  ------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $23,525            $52              $169,050
                                     ---------          -----          ------------
EXPENSES:
 Administrative charges                     --             --                    --
 Mortality and expense risk
  charges                               (9,278)           (47)             (113,074)
                                     ---------          -----          ------------
  Total expenses                        (9,278)           (47)             (113,074)
                                     ---------          -----          ------------
  Net investment income (loss)          14,247              5                55,976
                                     ---------          -----          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 22,750            114               463,803
 Net realized gain on
  distributions                             --             --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (8,306)           671             1,519,224
                                     ---------          -----          ------------
  Net gain (loss) on
   investments                          14,444            785             1,983,027
                                     ---------          -----          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $28,691           $790            $2,039,003
                                     =========          =====          ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             INVESCO V.I.         AMERICAN FUNDS
                                                 MONEY                GLOBAL
                                              MARKET FUND          GROWTH FUND
                                            SUB-ACCOUNT (1)        SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $627               $30,503
                                               ---------            ----------
EXPENSES:
 Administrative charges                               --                (3,577)
 Mortality and expense risk charges              (42,594)              (43,377)
                                               ---------            ----------
  Total expenses                                 (42,594)              (46,954)
                                               ---------            ----------
  Net investment income (loss)                   (41,967)              (16,451)
                                               ---------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                        --               431,667
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            --               202,267
                                               ---------            ----------
  Net gain (loss) on investments                      --               633,934
                                               ---------            ----------
  Net increase (decrease) in net assets
   resulting from operations                    $(41,967)             $617,483
                                               =========            ==========

(1)  Funded as of July 18, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                               AMERICAN FUNDS
                                           AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                            GROWTH FUND         GROWTH-INCOME FUND     INTERNATIONAL FUND   CAPITALIZATION FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $123,839               $141,946               $63,043               $12,312
                                            ------------           ------------            ----------            ----------
EXPENSES:
 Administrative charges                          (17,777)               (14,470)               (6,619)               (1,851)
 Mortality and expense risk charges             (238,398)              (193,120)              (79,451)              (23,356)
                                            ------------           ------------            ----------            ----------
  Total expenses                                (256,175)              (207,590)              (86,070)              (25,207)
                                            ------------           ------------            ----------            ----------
  Net investment income (loss)                  (132,336)               (65,644)              (23,027)              (12,895)
                                            ------------           ------------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   941,485                792,042               103,579               111,321
 Net realized gain on distributions                   --                     --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,544,022              2,241,479               778,626               224,940
                                            ------------           ------------            ----------            ----------
  Net gain (loss) on investments               3,485,507              3,033,521               882,205               336,261
                                            ------------           ------------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $3,353,171             $2,967,877              $859,178              $323,366
                                            ============           ============            ==========            ==========

                                                                       STERLING
                                              STERLING                 CAPITAL                 STERLING
                                          CAPITAL STRATEGIC         EQUITY INCOME          CAPITAL SPECIAL
                                        ALLOCATION EQUITY VIF  VARIABLE INSURANCE FUND    OPPORTUNITIES VIF
                                           SUB-ACCOUNT (2)         SUB-ACCOUNT (3)           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $287                 $28,369                   $6,630
                                             -----------             -----------             ------------
EXPENSES:
 Administrative charges                             (342)                 (4,440)                 (18,247)
 Mortality and expense risk charges               (2,058)                (26,471)                (107,911)
                                             -----------             -----------             ------------
  Total expenses                                  (2,400)                (30,911)                (126,158)
                                             -----------             -----------             ------------
  Net investment income (loss)                    (2,113)                 (2,542)                (119,528)
                                             -----------             -----------             ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (265,756)               (265,689)                 795,782
 Net realized gain on distributions                   --                      --                  984,238
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       285,373                 603,909                  398,084
                                             -----------             -----------             ------------
  Net gain (loss) on investments                  19,617                 338,220                2,178,104
                                             -----------             -----------             ------------
  Net increase (decrease) in net
   assets resulting from operations              $17,504                $335,678               $2,058,576
                                             ===========             ===========             ============

(2) Effective April 26, 2013 Sterling Capital Strategic Allocation Equity VIF was liquidated.

(3)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     WELLS FARGO
                                                STERLING             ADVANTAGE VT
                                              CAPITAL TOTAL             OMEGA
                                             RETURN BOND VIF         GROWTH FUND
                                               SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $160,993                $1,736
                                               -----------            ----------
EXPENSES:
 Administrative charges                            (10,105)                 (902)
 Mortality and expense risk charges                (58,387)               (6,045)
                                               -----------            ----------
  Total expenses                                   (68,492)               (6,947)
                                               -----------            ----------
  Net investment income (loss)                      92,501                (5,211)
                                               -----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      10,372                21,799
 Net realized gain on distributions                163,081                36,141
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (422,928)               93,059
                                               -----------            ----------
  Net gain (loss) on investments                  (249,475)              150,999
                                               -----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $(156,974)             $145,788
                                               ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            FIDELITY(R) VIP         FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP
                                             EQUITY-INCOME               GROWTH           CONTRAFUND(R)            MID CAP
                                               PORTFOLIO               PORTFOLIO            PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $967,178                  $6,958           $1,700,884              $154,063
                                             -------------            ------------        -------------         -------------
EXPENSES:
 Administrative charges                            (97,940)                (35,367)            (482,537)             (126,497)
 Mortality and expense risk charges               (649,847)               (227,378)          (3,050,321)             (858,539)
                                             -------------            ------------        -------------         -------------
  Total expenses                                  (747,787)               (262,745)          (3,532,858)             (985,036)
                                             -------------            ------------        -------------         -------------
  Net investment income (loss)                     219,391                (255,787)          (1,831,974)             (830,973)
                                             -------------            ------------        -------------         -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (1,727,793)              2,354,409           (5,842,475)            1,430,569
 Net realized gain on distributions              2,885,596                  10,588               59,564             7,548,222
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      10,169,419               3,044,746           69,430,913            10,647,614
                                             -------------            ------------        -------------         -------------
  Net gain (loss) on investments                11,327,222               5,409,743           63,648,002            19,626,405
                                             -------------            ------------        -------------         -------------
  Net increase (decrease) in net
   assets resulting from operations            $11,546,613              $5,153,956          $61,816,028           $18,795,432
                                             =============            ============        =============         =============

                                                                   FIDELITY(R) VIP
                                           FIDELITY(R) VIP         DYNAMIC CAPITAL          FRANKLIN
                                           VALUE STRATEGIES          APPRECIATION            INCOME
                                              PORTFOLIO               PORTFOLIO          SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $48,498                  $3,890             $2,914
                                             ------------            ------------            -------
EXPENSES:
 Administrative charges                           (16,083)                     --                 --
 Mortality and expense risk charges              (107,165)                (48,914)              (483)
                                             ------------            ------------            -------
  Total expenses                                 (123,248)                (48,914)              (483)
                                             ------------            ------------            -------
  Net investment income (loss)                    (74,750)                (45,024)             2,431
                                             ------------            ------------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    562,709                 314,882                 51
 Net realized gain on distributions                    --                 273,458                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,530,554                 522,259              3,304
                                             ------------            ------------            -------
  Net gain (loss) on investments                2,093,263               1,110,599              3,355
                                             ------------            ------------            -------
  Net increase (decrease) in net
   assets resulting from operations            $2,018,513              $1,065,575             $5,786
                                             ============            ============            =======

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                FRANKLIN             FRANKLIN
                                             SMALL-MID CAP          SMALL CAP
                                                 GROWTH               VALUE
                                            SECURITIES FUND      SECURITIES FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                $29
                                               ----------             ------
EXPENSES:
 Administrative charges                            (2,495)                --
 Mortality and expense risk charges               (32,745)               (25)
                                               ----------             ------
  Total expenses                                  (35,240)               (25)
                                               ----------             ------
  Net investment income (loss)                    (35,240)                 4
                                               ----------             ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    159,993                152
 Net realized gain on distributions               121,342                 42
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        341,001                552
                                               ----------             ------
  Net gain (loss) on investments                  622,336                746
                                               ----------             ------
  Net increase (decrease) in net assets
   resulting from operations                     $587,096               $750
                                               ==========             ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                       TEMPLETON
                                       STRATEGIC                                     DEVELOPING             TEMPLETON
                                        INCOME              MUTUAL SHARES              MARKETS                GROWTH
                                    SECURITIES FUND        SECURITIES FUND         SECURITIES FUND       SECURITIES FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $333,631                 $98,779                $20,719               $38,670
                                      -----------            ------------            -----------            ----------
EXPENSES:
 Administrative charges                    (7,798)                 (6,525)                (1,224)               (1,756)
 Mortality and expense risk
  charges                                 (85,436)                (80,960)               (15,842)              (24,458)
                                      -----------            ------------            -----------            ----------
  Total expenses                          (93,234)                (87,485)               (17,066)              (26,214)
                                      -----------            ------------            -----------            ----------
  Net investment income (loss)            240,397                  11,294                  3,653                12,456
                                      -----------            ------------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   139,835                 382,682                 83,374                82,777
 Net realized gain on
  distributions                            69,372                      --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (346,958)                757,300               (115,909)              267,247
                                      -----------            ------------            -----------            ----------
  Net gain (loss) on
   investments                           (137,751)              1,139,982                (32,535)              350,024
                                      -----------            ------------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $102,646              $1,151,276               $(28,882)             $362,480
                                      ===========            ============            ===========            ==========

                                                                                HARTFORD
                                     TEMPLETON              HARTFORD             TOTAL
                                    GLOBAL BOND             BALANCED          RETURN BOND
                                  SECURITIES FUND           HLS FUND            HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $123                 $380,474          $12,535,461
                                       ------             ------------       --------------
EXPENSES:
 Administrative charges                    --                  (53,693)            (637,602)
 Mortality and expense risk
  charges                                 (36)                (353,675)          (4,012,141)
                                       ------             ------------       --------------
  Total expenses                          (36)                (407,368)          (4,649,743)
                                       ------             ------------       --------------
  Net investment income (loss)             87                  (26,894)           7,885,718
                                       ------             ------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     8                  699,739            2,266,501
 Net realized gain on
  distributions                            33                       --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (123)               4,170,794          (18,209,230)
                                       ------             ------------       --------------
  Net gain (loss) on
   investments                            (82)               4,870,533          (15,942,729)
                                       ------             ------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                              $5               $4,843,639          $(8,057,011)
                                       ======             ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD            HARTFORD
                                             CAPITAL            DIVIDEND
                                          APPRECIATION         AND GROWTH
                                            HLS FUND            HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $371,955          $3,734,618
                                          -------------       -------------
EXPENSES:
 Administrative charges                              --            (432,968)
 Mortality and expense risk charges            (570,858)         (2,735,880)
                                          -------------       -------------
  Total expenses                               (570,858)         (3,168,848)
                                          -------------       -------------
  Net investment income (loss)                 (198,903)            565,770
                                          -------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                5,819,548           8,179,220
 Net realized gain on distributions             111,082           5,610,209
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    6,263,977          43,390,750
                                          -------------       -------------
  Net gain (loss) on investments             12,194,607          57,180,179
                                          -------------       -------------
  Net increase (decrease) in net assets
   resulting from operations                $11,995,704         $57,745,949
                                          =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 HARTFORD
                                       HARTFORD               HARTFORD          DISCIPLINED               HARTFORD
                                   GLOBAL RESEARCH         GLOBAL GROWTH          EQUITY                   GROWTH
                                       HLS FUND               HLS FUND           HLS FUND                 HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $16,106                 $32,585            $986,889                  $6,369
                                      ----------            ------------       -------------            ------------
EXPENSES:
 Administrative charges                       --                  (9,104)           (232,538)                (18,252)
 Mortality and expense risk
  charges                                (15,348)                (62,678)         (1,561,917)               (121,068)
                                      ----------            ------------       -------------            ------------
  Total expenses                         (15,348)                (71,782)         (1,794,455)               (139,320)
                                      ----------            ------------       -------------            ------------
  Net investment income (loss)               758                 (39,197)           (807,566)               (132,951)
                                      ----------            ------------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   87,105                  12,537          10,393,055                 671,555
 Net realized gain on
  distributions                               --                      --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        146,797               1,401,187          24,632,589               2,125,407
                                      ----------            ------------       -------------            ------------
  Net gain (loss) on
   investments                           233,902               1,413,724          35,025,644               2,796,962
                                      ----------            ------------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $234,660              $1,374,527         $34,218,078              $2,664,011
                                      ==========            ============       =============            ============

                                   HARTFORD
                                    GROWTH             HARTFORD                 HARTFORD
                                 OPPORTUNITIES        HIGH YIELD                 INDEX
                                   HLS FUND            HLS FUND                 HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,019          $2,817,645                $136,463
                                 -------------       -------------            ------------
EXPENSES:
 Administrative charges                (67,878)            (74,441)                (17,003)
 Mortality and expense risk
  charges                             (448,984)           (501,591)               (104,764)
                                 -------------       -------------            ------------
  Total expenses                      (516,862)           (576,032)               (121,767)
                                 -------------       -------------            ------------
  Net investment income (loss)        (513,843)          2,241,613                  14,696
                                 -------------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              1,146,896             918,254                 437,171
 Net realized gain on
  distributions                             --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    9,449,271          (1,404,681)              1,794,171
                                 -------------       -------------            ------------
  Net gain (loss) on
   investments                      10,596,167            (486,427)              2,231,342
                                 -------------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $10,082,324          $1,755,186              $2,246,038
                                 =============       =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD                 HARTFORD
                                          INTERNATIONAL           SMALL/MID CAP
                                          OPPORTUNITIES               EQUITY
                                            HLS FUND                 HLS FUND
                                           SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,350,052                 $53,854
                                          -------------            ------------
EXPENSES:
 Administrative charges                        (125,294)                     --
 Mortality and expense risk charges            (811,015)                (59,808)
                                          -------------            ------------
  Total expenses                               (936,309)                (59,808)
                                          -------------            ------------
  Net investment income (loss)                  413,743                  (5,954)
                                          -------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (268,428)                553,005
 Net realized gain on distributions                  --                 263,646
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   11,597,712                 412,449
                                          -------------            ------------
  Net gain (loss) on investments             11,329,284               1,229,100
                                          -------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                $11,743,027              $1,223,146
                                          =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD                HARTFORD                HARTFORD
                                            MIDCAP VALUE         ULTRASHORT BOND         SMALL COMPANY          SMALLCAP GROWTH
                                              HLS FUND              HLS FUND                HLS FUND                HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT (4)          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $40,800                   $ --                 $18,641                 $73,912
                                             ----------            -----------            ------------            ------------
EXPENSES:
 Administrative charges                              --               (101,473)                     --                 (38,995)
 Mortality and expense risk charges             (47,075)              (668,194)               (311,915)               (257,325)
                                             ----------            -----------            ------------            ------------
  Total expenses                                (47,075)              (769,667)               (311,915)               (296,320)
                                             ----------            -----------            ------------            ------------
  Net investment income (loss)                   (6,275)              (769,667)               (293,274)               (222,408)
                                             ----------            -----------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  480,478                   (813)              1,245,003               2,507,331
 Net realized gain on distributions                  --                     --               1,597,766               2,256,575
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      406,584                     21               4,973,305               2,430,424
                                             ----------            -----------            ------------            ------------
  Net gain (loss) on investments                887,062                   (792)              7,816,074               7,194,330
                                             ----------            -----------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $880,787              $(770,459)             $7,522,800              $6,971,922
                                             ==========            ===========            ============            ============

                                                                       HARTFORD
                                               HARTFORD             U.S. GOVERNMENT        HARTFORD
                                                STOCK                 SECURITIES             VALUE
                                               HLS FUND                HLS FUND            HLS FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $196,782               $2,382,261            $729,866
                                             ------------            -------------       -------------
EXPENSES:
 Administrative charges                           (22,659)                (205,490)            (91,224)
 Mortality and expense risk charges              (157,523)              (1,355,650)           (597,714)
                                             ------------            -------------       -------------
  Total expenses                                 (180,182)              (1,561,140)           (688,938)
                                             ------------            -------------       -------------
  Net investment income (loss)                     16,600                  821,121              40,928
                                             ------------            -------------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    348,608               (2,139,120)          2,605,245
 Net realized gain on distributions                    --                       --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,741,054               (2,206,291)          9,528,490
                                             ------------            -------------       -------------
  Net gain (loss) on investments                3,089,662               (4,345,411)         12,133,735
                                             ------------            -------------       -------------
  Net increase (decrease) in net
   assets resulting from operations            $3,106,262              $(3,524,290)        $12,174,663
                                             ============            =============       =============

(4)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                AMERICAN FUNDS
                                            AMERICAN FUNDS       GLOBAL SMALL
                                                 BOND           CAPITALIZATION
                                               HLS FUND            HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $295                $1
                                               --------              ----
EXPENSES:
 Administrative charges                              --                --
 Mortality and expense risk charges                (138)               (1)
                                               --------              ----
  Total expenses                                   (138)               (1)
                                               --------              ----
  Net investment income (loss)                      157                --
                                               --------              ----
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       11                --
 Net realized gain on distributions                 411                 8
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (1,033)               10
                                               --------              ----
  Net gain (loss) on investments                   (611)               18
                                               --------              ----
  Net increase (decrease) in net assets
   resulting from operations                      $(454)              $18
                                               ========              ====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS       AMERICAN FUNDS        HUNTINGTON VA         HUNTINGTON VA
                                       GROWTH            INTERNATIONAL            INCOME               DIVIDEND
                                      HLS FUND             HLS FUND            EQUITY FUND           CAPTURE FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (5)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $40                  $69                $45,767               $98,251
                                       -------              -------             ----------            ----------
EXPENSES:
 Administrative charges                     --                   --                 (2,584)               (6,729)
 Mortality and expense risk
  charges                                  (84)                 (60)               (15,732)              (43,760)
                                       -------              -------             ----------            ----------
  Total expenses                           (84)                 (60)               (18,316)              (50,489)
                                       -------              -------             ----------            ----------
  Net investment income (loss)             (44)                   9                 27,451                47,762
                                       -------              -------             ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    269                  112                (44,351)              (68,671)
 Net realized gain on
  distributions                            256                  115                     --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        1,615                  880                281,849               607,847
                                       -------              -------             ----------            ----------
  Net gain (loss) on
   investments                           2,140                1,107                237,498               539,176
                                       -------              -------             ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,096               $1,116               $264,949              $586,938
                                       =======              =======             ==========            ==========

                                                          HUNTINGTON VA         HUNTINGTON VA
                                    HUNTINGTON VA            MID CORP              ROTATING
                                     GROWTH FUND           AMERICA FUND          MARKETS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $10,605               $21,855                $5,694
                                      ----------            ----------            ----------
EXPENSES:
 Administrative charges                   (2,296)               (6,172)               (1,573)
 Mortality and expense risk
  charges                                (13,926)              (36,398)               (9,967)
                                      ----------            ----------            ----------
  Total expenses                         (16,222)              (42,570)              (11,540)
                                      ----------            ----------            ----------
  Net investment income (loss)            (5,617)              (20,715)               (5,846)
                                      ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   13,627               206,305                11,671
 Net realized gain on
  distributions                               --               165,884                72,737
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        306,038               475,304                82,363
                                      ----------            ----------            ----------
  Net gain (loss) on
   investments                           319,665               847,493               166,771
                                      ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $314,048              $826,778              $160,925
                                      ==========            ==========            ==========

(5) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HUNTINGTON VA         HUNTINGTON VA
                                             INTERNATIONAL           MORTGAGE
                                              EQUITY FUND         SECURITIES FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $21,099              $21,442
                                               ----------            ---------
EXPENSES:
 Administrative charges                                --                   --
 Mortality and expense risk charges               (23,405)             (13,469)
                                               ----------            ---------
  Total expenses                                  (23,405)             (13,469)
                                               ----------            ---------
  Net investment income (loss)                     (2,306)               7,973
                                               ----------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     32,252               20,175
 Net realized gain on distributions                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        283,741              (59,057)
                                               ----------            ---------
  Net gain (loss) on investments                  315,993              (38,882)
                                               ----------            ---------
  Net increase (decrease) in net assets
   resulting from operations                     $313,687             $(30,909)
                                               ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                           LORD ABBETT
                                                                   LORD ABBETT              CALIBRATED             LORD ABBETT
                                           HUNTINGTON VA           FUNDAMENTAL               DIVIDEND             BOND-DEBENTURE
                                             SITUS FUND            EQUITY FUND             GROWTH FUND                 FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $9,299                 $30,708                 $76,370              $1,815,727
                                             ----------            ------------            ------------            ------------
EXPENSES:
 Administrative charges                          (6,638)                (21,476)                (10,343)                (84,280)
 Mortality and expense risk charges             (42,710)               (135,001)                (72,061)               (562,903)
                                             ----------            ------------            ------------            ------------
  Total expenses                                (49,348)               (156,477)                (82,404)               (647,183)
                                             ----------            ------------            ------------            ------------
  Net investment income (loss)                  (40,049)               (125,769)                 (6,034)              1,168,544
                                             ----------            ------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  427,626                 657,414                 258,943               1,161,014
 Net realized gain on distributions                  --               1,636,825                 437,404                 740,178
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      482,417                 959,951                 499,051                (377,877)
                                             ----------            ------------            ------------            ------------
  Net gain (loss) on investments                910,043               3,254,190               1,195,398               1,523,315
                                             ----------            ------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $869,994              $3,128,421              $1,189,364              $2,691,859
                                             ==========            ============            ============            ============


                                         LORD ABBETT             LORD ABBETT
                                         GROWTH AND                CLASSIC              MFS(R) CORE
                                         INCOME FUND              STOCK FUND            EQUITY FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $438,390                 $43,950                $3,494
                                        -------------            ------------            ----------
EXPENSES:
 Administrative charges                      (170,531)                 (9,992)                 (526)
 Mortality and expense risk charges        (1,050,554)                (66,581)               (5,162)
                                        -------------            ------------            ----------
  Total expenses                           (1,221,085)                (76,573)               (5,688)
                                        -------------            ------------            ----------
  Net investment income (loss)               (782,695)                (32,623)               (2,194)
                                        -------------            ------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 88,590                 433,748                26,984
 Net realized gain on distributions                --                 467,396                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 25,922,347                 382,897                73,965
                                        -------------            ------------            ----------
  Net gain (loss) on investments           26,010,937               1,284,041               100,949
                                        -------------            ------------            ----------
  Net increase (decrease) in net
   assets resulting from operations       $25,228,242              $1,251,418               $98,755
                                        =============            ============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                 MFS(R) INVESTORS
                                                 MFS(R)               GROWTH
                                              GROWTH FUND           STOCK FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $879               $2,256
                                               ----------            ---------
EXPENSES:
 Administrative charges                              (664)                (561)
 Mortality and expense risk charges                (6,752)              (5,210)
                                               ----------            ---------
  Total expenses                                   (7,416)              (5,771)
                                               ----------            ---------
  Net investment income (loss)                     (6,537)              (3,515)
                                               ----------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     28,753                3,640
 Net realized gain on distributions                 2,783               11,285
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        103,512               80,589
                                               ----------            ---------
  Net gain (loss) on investments                  135,048               95,514
                                               ----------            ---------
  Net increase (decrease) in net assets
   resulting from operations                     $128,511              $91,999
                                               ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                    INVESCO V.I.
                                   MFS(R) INVESTORS        MFS(R) TOTAL           MFS(R)             EQUITY AND
                                      TRUST FUND           RETURN FUND          VALUE FUND          INCOME FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (6)
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $6,565               $86,074                $82               $49,380
                                      ----------            ----------            -------            ----------
EXPENSES:
 Administrative charges                     (828)               (6,373)                --                (1,429)
 Mortality and expense risk
  charges                                (11,563)              (82,465)               (84)              (47,385)
                                      ----------            ----------            -------            ----------
  Total expenses                         (12,391)              (88,838)               (84)              (48,814)
                                      ----------            ----------            -------            ----------
  Net investment income (loss)            (5,826)               (2,764)                (2)                  566
                                      ----------            ----------            -------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   79,015               190,975                328               137,486
 Net realized gain on
  distributions                               --                    --                 25                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         99,378               596,486              2,113               552,360
                                      ----------            ----------            -------            ----------
  Net gain (loss) on
   investments                           178,393               787,461              2,466               689,846
                                      ----------            ----------            -------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $172,567              $784,697             $2,464              $690,412
                                      ==========            ==========            =======            ==========

                                     UIF CORE PLUS         UIF EMERGING           UIF EMERGING
                                     FIXED INCOME          MARKETS DEBT          MARKETS EQUITY
                                       PORTFOLIO             PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT (7)         SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $281,105              $21,911                 $210,891
                                      -----------            ---------            -------------
EXPENSES:
 Administrative charges                    (7,896)                (799)                 (36,163)
 Mortality and expense risk
  charges                                 (89,226)              (8,764)                (248,362)
                                      -----------            ---------            -------------
  Total expenses                          (97,122)              (9,563)                (284,525)
                                      -----------            ---------            -------------
  Net investment income (loss)            183,983               12,348                  (73,634)
                                      -----------            ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (804,922)              11,665               (1,669,097)
 Net realized gain on
  distributions                                --                6,716                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         530,801              (92,474)               1,147,409
                                      -----------            ---------            -------------
  Net gain (loss) on
   investments                           (274,121)             (74,093)                (521,688)
                                      -----------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(90,138)            $(61,745)               $(595,322)
                                      ===========            =========            =============

(6) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

(7) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                             UIF MID CAP
                                                   UIF GROWTH                   GROWTH
                                                   PORTFOLIO                  PORTFOLIO
                                           SUB-ACCOUNT (8)(9)(10)(11)        SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                             $33,161                    $21,574
                                                  ------------               ------------
EXPENSES:
 Administrative charges                                 (9,426)                   (17,120)
 Mortality and expense risk charges                   (130,769)                  (110,394)
                                                  ------------               ------------
  Total expenses                                      (140,195)                  (127,514)
                                                  ------------               ------------
  Net investment income (loss)                        (107,034)                  (105,940)
                                                  ------------               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       4,114,697                     10,314
 Net realized gain on distributions                    944,609                    203,916
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (1,318,477)                 2,517,595
                                                  ------------               ------------
  Net gain (loss) on investments                     3,740,829                  2,731,825
                                                  ------------               ------------
  Net increase (decrease) in net assets
   resulting from operations                        $3,633,795                 $2,625,885
                                                  ============               ============

(8)  Funded as of September 6, 2013.

(9) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(10) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(11) Effective September 6, 2013 Morgan Stanley Growth Portfolio merged with UIF Growth Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            MORGAN STANLEY                           MORGAN STANLEY
                                      INVESCO V.I.             MID CAP          MORGAN STANLEY           GLOBAL
                                        AMERICAN                GROWTH           MONEY MARKET        INFRASTRUCTURE
                                       VALUE FUND             PORTFOLIO            PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT (12)         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $57,349                $6,561               $547               $57,012
                                      ------------            ----------           --------           -----------
EXPENSES:
 Administrative charges                    (21,240)               (3,249)            (7,742)               (3,622)
 Mortality and expense risk
  charges                                 (150,700)              (28,837)           (79,427)              (32,326)
                                      ------------            ----------           --------           -----------
  Total expenses                          (171,940)              (32,086)           (87,169)              (35,948)
                                      ------------            ----------           --------           -----------
  Net investment income (loss)            (114,591)              (25,525)           (86,622)               21,064
                                      ------------            ----------           --------           -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    196,869               271,212                 --               272,047
 Net realized gain on
  distributions                                 --                 5,940                 --               207,095
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        3,074,887               423,173                 --              (148,575)
                                      ------------            ----------           --------           -----------
  Net gain (loss) on
   investments                           3,271,756               700,325                 --               330,567
                                      ------------            ----------           --------           -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $3,157,165              $674,800           $(86,622)             $351,631
                                      ============            ==========           ========           ===========


                                     INVESCO V.I.           UIF SMALL           UIF GLOBAL
                                   EQUALLY-WEIGHTED      COMPANY GROWTH         FRANCHISE
                                     S&P 500 FUND           PORTFOLIO           PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $111,733                 $ --             $11,975
                                     -----------            ---------            --------
EXPENSES:
 Administrative charges                  (10,579)                  --                (565)
 Mortality and expense risk
  charges                               (110,347)              (5,726)             (8,500)
                                     -----------            ---------            --------
  Total expenses                        (120,926)              (5,726)             (9,065)
                                     -----------            ---------            --------
  Net investment income (loss)            (9,193)              (5,726)              2,910
                                     -----------            ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  478,799               27,398               7,519
 Net realized gain on
  distributions                          919,233                9,572              39,032
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        742,275              102,963              24,299
                                     -----------            ---------            --------
  Net gain (loss) on
   investments                         2,140,307              139,933              70,850
                                     -----------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,131,114             $134,207             $73,760
                                     ===========            =========            ========

(12) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              OPPENHEIMER           OPPENHEIMER
                                               DISCOVERY              CAPITAL
                                                MID CAP             APPRECIATION
                                             GROWTH FUND/VA           FUND/VA
                                            SUB-ACCOUNT (13)        SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --              $271,607
                                               ----------            ----------
EXPENSES:
 Administrative charges                            (8,152)              (68,548)
 Mortality and expense risk charges               (51,251)             (450,272)
                                               ----------            ----------
  Total expenses                                  (59,403)             (518,820)
                                               ----------            ----------
  Net investment income (loss)                    (59,403)             (247,213)
                                               ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    390,134             3,168,487
 Net realized gain on distributions                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        883,444             5,321,925
                                               ----------            ----------
  Net gain (loss) on investments                1,273,578             8,490,412
                                               ----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                   $1,214,175            $8,243,199
                                               ==========            ==========

(13) Formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   OPPENHEIMER
                                      OPPENHEIMER           OPPENHEIMER            MAIN STREET        PUTNAM VT
                                        GLOBAL              MAIN STREET             SMALL CAP        DIVERSIFIED
                                        FUND/VA              FUND(R)/VA              FUND/VA         INCOME FUND
                                   SUB-ACCOUNT (14)         SUB-ACCOUNT         SUB-ACCOUNT (15)     SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,535,715               $60,262               $340,814        $1,322,708
                                      -----------            ----------            -----------       -----------
EXPENSES:
 Administrative charges                  (252,219)              (13,654)               (92,681)          (74,726)
 Mortality and expense risk
  charges                              (1,575,459)             (101,596)              (619,340)         (470,121)
                                      -----------            ----------            -----------       -----------
  Total expenses                       (1,827,678)             (115,250)              (712,021)         (544,847)
                                      -----------            ----------            -----------       -----------
  Net investment income (loss)           (291,963)              (54,988)              (371,207)          777,861
                                      -----------            ----------            -----------       -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,574,180               452,252              6,300,358        (1,234,445)
 Net realized gain on
  distributions                                --                    --                588,369                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      26,140,998             1,389,678              8,911,241         2,711,741
                                      -----------            ----------            -----------       -----------
  Net gain (loss) on
   investments                         28,715,178             1,841,930             15,799,968         1,477,296
                                      -----------            ----------            -----------       -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $28,423,215            $1,786,942            $15,428,761        $2,255,157
                                      ===========            ==========            ===========       ===========


                                      PUTNAM VT             PUTNAM VT             PUTNAM VT
                                     GLOBAL ASSET           GROWTH AND          INTERNATIONAL
                                   ALLOCATION FUND         INCOME FUND            VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $147,221               $78,570               $26,754
                                      ----------            ----------            ----------
EXPENSES:
 Administrative charges                  (13,714)               (9,240)                   --
 Mortality and expense risk
  charges                                (87,855)              (60,004)              (29,215)
                                      ----------            ----------            ----------
  Total expenses                        (101,569)              (69,244)              (29,215)
                                      ----------            ----------            ----------
  Net investment income (loss)            45,652                 9,326                (2,461)
                                      ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  457,929              (285,284)              (50,662)
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        603,337             1,622,501               557,597
                                      ----------            ----------            ----------
  Net gain (loss) on
   investments                         1,061,266             1,337,217               506,935
                                      ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,106,918            $1,346,543              $504,474
                                      ==========            ==========            ==========

(14) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(15) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            PUTNAM VT
                                          INTERNATIONAL            PUTNAM VT
                                           EQUITY FUND           INVESTORS FUND
                                           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $585,124               $389,841
                                           -----------             ----------
EXPENSES:
 Administrative charges                        (72,338)               (46,292)
 Mortality and expense risk charges           (485,721)              (294,349)
                                           -----------             ----------
  Total expenses                              (558,059)              (340,641)
                                           -----------             ----------
  Net investment income (loss)                  27,065                 49,200
                                           -----------             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              (6,236,854)             1,830,761
 Net realized gain on distributions                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  14,551,105              4,740,480
                                           -----------             ----------
  Net gain (loss) on investments             8,314,251              6,571,241
                                           -----------             ----------
  Net increase (decrease) in net assets
   resulting from operations                $8,341,316             $6,620,441
                                           ===========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT        PUTNAM VT              PUTNAM VT
                                      MULTI-CAP        SMALL CAP            GEORGE PUTNAM            PUTNAM VT
                                     GROWTH FUND      VALUE FUND            BALANCED FUND          VOYAGER FUND
                                     SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5,267          $292,019                $63,487                $28,537
                                      ---------       -----------            -----------            -----------
EXPENSES:
 Administrative charges                      --           (58,515)                (6,773)                (7,133)
 Mortality and expense risk
  charges                               (35,378)         (394,916)               (44,130)               (49,675)
                                      ---------       -----------            -----------            -----------
  Total expenses                        (35,378)         (453,431)               (50,903)               (56,808)
                                      ---------       -----------            -----------            -----------
  Net investment income (loss)          (30,111)         (161,412)                12,584                (28,271)
                                      ---------       -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 135,392        (4,319,932)              (316,836)               381,678
 Net realized gain on
  distributions                              --           497,013                     --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       772,092        13,473,945                831,652                910,102
                                      ---------       -----------            -----------            -----------
  Net gain (loss) on
   investments                          907,484         9,651,026                514,816              1,291,780
                                      ---------       -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $877,373        $9,489,614               $527,400             $1,263,509
                                      =========       ===========            ===========            ===========

                                       PUTNAM VT             PIONEER            INVESCO V.I.
                                        EQUITY               FUND VCT            GROWTH AND
                                      INCOME FUND           PORTFOLIO            INCOME FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (16)
-------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $154,172              $1,611               $310,431
                                      -----------            --------            -----------
EXPENSES:
 Administrative charges                        --                  --                (54,066)
 Mortality and expense risk
  charges                                (114,411)             (3,372)              (370,073)
                                      -----------            --------            -----------
  Total expenses                         (114,411)             (3,372)              (424,139)
                                      -----------            --------            -----------
  Net investment income (loss)             39,761              (1,761)              (113,708)
                                      -----------            --------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,401,001               7,500              2,004,798
 Net realized gain on
  distributions                                --               6,847                213,104
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         555,863              33,099              5,853,181
                                      -----------            --------            -----------
  Net gain (loss) on
   investments                          1,956,864              47,446              8,071,083
                                      -----------            --------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,996,625             $45,685             $7,957,375
                                      ===========            ========            ===========

(16) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                               INVESCO V.I.             INVESCO V.I.
                                               COMSTOCK FUND         AMERICAN FRANCHISE
                                             SUB-ACCOUNT (17)         SUB-ACCOUNT (18)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $520,698                   $348
                                               -------------              ---------
EXPENSES:
 Administrative charges                              (79,358)                  (164)
 Mortality and expense risk charges                 (565,122)                (3,136)
                                               -------------              ---------
  Total expenses                                    (644,480)                (3,300)
                                               -------------              ---------
  Net investment income (loss)                      (123,782)                (2,952)
                                               -------------              ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     2,823,443                 16,144
 Net realized gain on distributions                       --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         9,248,599                 34,428
                                               -------------              ---------
  Net gain (loss) on investments                  12,072,042                 50,572
                                               -------------              ---------
  Net increase (decrease) in net assets
   resulting from operations                     $11,948,260                $47,620
                                               =============              =========

(17) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(18) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                WELLS FARGO        WELLS FARGO         WELLS FARGO
                                           INVESCO V.I.         ADVANTAGE VT       ADVANTAGE VT       ADVANTAGE VT
                                              MID CAP           TOTAL RETURN        INTRINSIC         INTERNATIONAL
                                            GROWTH FUND          BOND FUND          VALUE FUND         EQUITY FUND
                                         SUB-ACCOUNT (19)     SUB-ACCOUNT (20)     SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $274                $212                $47              $37,564
                                              -------              ------             ------            ---------
EXPENSES:
 Administrative charges                            --                 (38)                (9)                  --
 Mortality and expense risk charges            (2,803)               (217)               (67)             (24,603)
                                              -------              ------             ------            ---------
  Total expenses                               (2,803)               (255)               (76)             (24,603)
                                              -------              ------             ------            ---------
  Net investment income (loss)                 (2,529)                (43)               (29)              12,961
                                              -------              ------             ------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 20,315               1,371                 69               13,491
 Net realized gain on distributions                --                  --                 --               77,927
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     24,545              (1,553)             1,098              159,486
                                              -------              ------             ------            ---------
  Net gain (loss) on investments               44,860                (182)             1,167              250,904
                                              -------              ------             ------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $42,331               $(225)            $1,138             $263,865
                                              =======              ======             ======            =========

                                            WELLS FARGO           WELLS FARGO
                                            ADVANTAGE VT         ADVANTAGE VT          WELLS FARGO
                                             SMALL CAP             SMALL CAP           ADVANTAGE VT
                                            GROWTH FUND           VALUE FUND         OPPORTUNITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --              $60,057               $1,221
                                             ----------            ---------             --------
EXPENSES:
 Administrative charges                             (14)                  --                   --
 Mortality and expense risk charges             (39,801)             (99,999)              (3,976)
                                             ----------            ---------             --------
  Total expenses                                (39,815)             (99,999)              (3,976)
                                             ----------            ---------             --------
  Net investment income (loss)                  (39,815)             (39,942)              (2,755)
                                             ----------            ---------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  330,085              475,744               15,414
 Net realized gain on distributions             124,094                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      550,722              352,768               61,782
                                             ----------            ---------             --------
  Net gain (loss) on investments              1,004,901              828,512               77,196
                                             ----------            ---------             --------
  Net increase (decrease) in net
   assets resulting from operations            $965,086             $788,570              $74,441
                                             ==========            =========             ========

(19) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

(20) Not funded as of December 31, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH          INTERNATIONAL
                                            STRATEGY PORTFOLIO       VALUE PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $204,836              $2,596,738
 Net realized gain (loss) on security
  transactions                                      783,240             (16,945,483)
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        3,241,299              27,003,432
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       4,229,375              12,654,687
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          566,898                 411,718
 Net transfers                                   (6,194,052)            (15,017,469)
 Surrenders for benefit payments and
  fees                                           (9,769,617)            (17,141,096)
 Other transactions                                  71,519                 105,749
 Death benefits                                    (178,764)             (1,456,542)
 Net annuity transactions                              (339)                     --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (15,504,355)            (33,097,640)
                                               ------------            ------------
 Net increase (decrease) in net assets          (11,274,980)            (20,442,953)
NET ASSETS:
 Beginning of year                               36,373,989              78,884,822
                                               ------------            ------------
 End of year                                    $25,099,009             $58,441,869
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS                           ALLIANCEBERNSTEIN VPS      INVESCO V.I.
                                      SMALL/MID CAP       ALLIANCEBERNSTEIN VPS       INTERNATIONAL           GOVERNMENT
                                     VALUE PORTFOLIO         VALUE PORTFOLIO        GROWTH PORTFOLIO        SECURITIES FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(168,042)               $143,643                $(30,802)               $2,393
 Net realized gain (loss) on
  security transactions                    968,322              (1,710,157)                (94,604)                1,227
 Net realized gain on
  distributions                            889,864                      --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        2,938,545              12,874,958                 572,471               (17,585)
                                       -----------             -----------             -----------             ---------
 Net increase (decrease) in net
  assets resulting from
  operations                             4,628,689              11,308,444                 447,065               (13,965)
                                       -----------             -----------             -----------             ---------
UNIT TRANSACTIONS:
 Purchases                                  54,155                 237,552                  21,921                    --
 Net transfers                             611,376              (8,451,459)               (158,758)               16,034
 Surrenders for benefit
  payments and fees                     (4,248,728)             (9,349,985)             (1,202,377)              (33,405)
 Other transactions                         33,133                  47,666                   7,049                    --
 Death benefits                           (178,805)               (781,561)                (21,920)                   --
 Net annuity transactions                       --                      --                      --                    --
                                       -----------             -----------             -----------             ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (3,728,869)            (18,297,787)             (1,354,085)              (17,371)
                                       -----------             -----------             -----------             ---------
 Net increase (decrease) in net
  assets                                   899,820              (6,989,343)               (907,020)              (31,336)
NET ASSETS:
 Beginning of year                      14,265,092              40,348,899               4,607,546               285,643
                                       -----------             -----------             -----------             ---------
 End of year                           $15,164,912             $33,359,556              $3,700,526              $254,307
                                       ===========             ===========             ===========             =========

                                    INVESCO V.I.        INVESCO V.I.        INVESCO V.I.
                                        HIGH           INTERNATIONAL         DIVERSIFIED
                                     YIELD FUND         GROWTH FUND         DIVIDEND FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $14,247                $5                $55,976
 Net realized gain (loss) on
  security transactions                  22,750               114                463,803
 Net realized gain on
  distributions                              --                --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (8,306)              671              1,519,224
                                      ---------            ------            -----------
 Net increase (decrease) in net
  assets resulting from
  operations                             28,691               790              2,039,003
                                      ---------            ------            -----------
UNIT TRANSACTIONS:
 Purchases                                8,593                96                  9,806
 Net transfers                           19,091               (91)                85,299
 Surrenders for benefit
  payments and fees                    (146,130)              (64)            (1,644,768)
 Other transactions                         (19)               (1)                   138
 Death benefits                         (60,042)               --               (192,678)
 Net annuity transactions                 2,053                --                  7,648
                                      ---------            ------            -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (176,454)              (60)            (1,734,555)
                                      ---------            ------            -----------
 Net increase (decrease) in net
  assets                               (147,763)              730                304,448
NET ASSETS:
 Beginning of year                      647,966             4,409              7,661,492
                                      ---------            ------            -----------
 End of year                           $500,203            $5,139             $7,965,940
                                      =========            ======            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              INVESCO V.I.         AMERICAN FUNDS
                                                 MONEY                 GLOBAL
                                              MARKET FUND           GROWTH FUND
                                            SUB-ACCOUNT (1)         SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(41,967)             $(16,451)
 Net realized gain (loss) on security
  transactions                                         --               431,667
 Net realized gain on distributions                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                             --               202,267
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       (41,967)              617,483
                                               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                            400                 7,928
 Net transfers                                 21,535,730                66,665
 Surrenders for benefit payments and
  fees                                         (12,808,747)            (696,783)
 Other transactions                                   (11)                  (50)
 Death benefits                                  (647,536)              (49,255)
 Net annuity transactions                              --                12,024
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              8,079,836              (659,471)
                                               ----------            ----------
 Net increase (decrease) in net assets          8,037,869               (41,988)
NET ASSETS:
 Beginning of year                                     --             2,649,774
                                               ----------            ----------
 End of year                                   $8,037,869            $2,607,786
                                               ==========            ==========

(1)  Funded as of July 18, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                               AMERICAN FUNDS
                                           AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                             GROWTH FUND        GROWTH-INCOME FUND     INTERNATIONAL FUND   CAPITALIZATION FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(132,336)              $(65,644)             $(23,027)             $(12,895)
 Net realized gain (loss) on security
  transactions                                   941,485                792,042               103,579               111,321
 Net realized gain on distributions                   --                     --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,544,022              2,241,479               778,626               224,940
                                             -----------            -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    3,353,171              2,967,877               859,178               323,366
                                             -----------            -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                        34,268                 33,826                 4,127                 1,393
 Net transfers                                  (286,759)              (200,075)              (81,312)              (32,542)
 Surrenders for benefit payments and
  fees                                        (2,127,210)            (1,983,257)             (709,387)             (196,663)
 Other transactions                                   21                      5                   (30)                  (13)
 Death benefits                                 (241,669)              (272,316)              (50,336)              (16,669)
 Net annuity transactions                         (1,429)                (2,068)               16,889                (1,794)
                                             -----------            -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,622,778)            (2,423,885)             (820,049)             (246,288)
                                             -----------            -----------            ----------            ----------
 Net increase (decrease) in net assets           730,393                543,992                39,129                77,078
NET ASSETS:
 Beginning of year                            13,440,166             10,766,538             4,889,454             1,351,268
                                             -----------            -----------            ----------            ----------
 End of year                                 $14,170,559            $11,310,530            $4,928,583            $1,428,346
                                             ===========            ===========            ==========            ==========

                                                                       STERLING
                                              STERLING                 CAPITAL                 STERLING
                                          CAPITAL STRATEGIC         EQUITY INCOME          CAPITAL SPECIAL
                                        ALLOCATION EQUITY VIF  VARIABLE INSURANCE FUND    OPPORTUNITIES VIF
                                           SUB-ACCOUNT (2)         SUB-ACCOUNT (3)           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(2,113)                 $(2,542)              $(119,528)
 Net realized gain (loss) on security
  transactions                                 (265,756)                (265,689)                795,782
 Net realized gain on distributions                  --                       --                 984,238
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      285,373                  603,909                 398,084
                                              ---------               ----------              ----------
 Net increase (decrease) in net assets
  resulting from operations                      17,504                  335,678               2,058,576
                                              ---------               ----------              ----------
UNIT TRANSACTIONS:
 Purchases                                           --                    9,853                  25,442
 Net transfers                                 (530,095)                 314,834                (682,820)
 Surrenders for benefit payments and
  fees                                          (16,850)                (301,601)             (1,987,436)
 Other transactions                                  --                        7                      15
 Death benefits                                      --                  (12,662)               (292,284)
 Net annuity transactions                            --                       --                      --
                                              ---------               ----------              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (546,945)                  10,431              (2,937,083)
                                              ---------               ----------              ----------
 Net increase (decrease) in net assets         (529,441)                 346,109                (878,507)
NET ASSETS:
 Beginning of year                              529,441                2,033,904               9,615,551
                                              ---------               ----------              ----------
 End of year                                       $ --               $2,380,013              $8,737,044
                                              =========               ==========              ==========

(2) Effective April 26, 2013 Sterling Capital Strategic Allocation Equity VIF was liquidated.

(3)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       WELLS FARGO
                                                 STERLING              ADVANTAGE VT
                                               CAPITAL TOTAL              OMEGA
                                              RETURN BOND VIF          GROWTH FUND
                                                SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $92,501               $(5,211)
 Net realized gain (loss) on security
  transactions                                        10,372                21,799
 Net realized gain on distributions                  163,081                36,141
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (422,928)               93,059
                                               -------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         (156,974)              145,788
                                               -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                            29,890                    --
 Net transfers                                      (785,819)              118,279
 Surrenders for benefit payments and
  fees                                              (812,679)              (23,190)
 Other transactions                                      (75)                  (17)
 Death benefits                                      (19,892)                   --
 Net annuity transactions                            (12,492)                   --
                                               -------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (1,601,067)               95,072
                                               -------------            ----------
 Net increase (decrease) in net assets            (1,758,041)              240,860
NET ASSETS:
 Beginning of year                                 5,896,560               334,346
                                               -------------            ----------
 End of year                                      $4,138,519              $575,206
                                               =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                  EQUITY-INCOME            GROWTH             CONTRAFUND(R)            MID CAP
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $219,391             $(255,787)          $(1,831,974)            $(830,973)
 Net realized gain (loss) on
  security transactions             (1,727,793)            2,354,409            (5,842,475)            1,430,569
 Net realized gain on
  distributions                      2,885,596                10,588                59,564             7,548,222
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   10,169,419             3,044,746            69,430,913            10,647,614
                                  ------------          ------------          ------------           -----------
 Net increase (decrease) in net
  assets resulting from
  operations                        11,546,613             5,153,956            61,816,028            18,795,432
                                  ------------          ------------          ------------           -----------
UNIT TRANSACTIONS:
 Purchases                             222,318               135,755             1,530,854               286,706
 Net transfers                      (4,968,081)           (1,880,621)          (29,871,872)           (6,283,524)
 Surrenders for benefit
  payments and fees                (12,455,720)           (4,258,020)          (69,270,131)          (16,082,846)
 Other transactions                     38,022                19,621               388,514               100,280
 Death benefits                       (978,150)             (260,045)           (3,829,414)             (671,870)
 Net annuity transactions                   --                    --                  (669)                 (488)
                                  ------------          ------------          ------------           -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                     (18,141,611)           (6,243,310)         (101,052,718)          (22,651,742)
                                  ------------          ------------          ------------           -----------
 Net increase (decrease) in net
  assets                            (6,594,998)           (1,089,354)          (39,236,690)           (3,856,310)
NET ASSETS:
 Beginning of year                  51,368,415            18,198,873           261,269,896            65,564,151
                                  ------------          ------------          ------------           -----------
 End of year                       $44,773,417           $17,109,519          $222,033,206           $61,707,841
                                  ============          ============          ============           ===========

                                                          FIDELITY(R) VIP
                                    FIDELITY(R) VIP       DYNAMIC CAPITAL           FRANKLIN
                                   VALUE STRATEGIES         APPRECIATION             INCOME
                                       PORTFOLIO             PORTFOLIO          SECURITIES FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(74,750)             $(45,024)               $2,431
 Net realized gain (loss) on
  security transactions                   562,709               314,882                    51
 Net realized gain on
  distributions                                --               273,458                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       1,530,554               522,259                 3,304
                                      -----------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            2,018,513             1,065,575                 5,786
                                      -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 24,286                20,600                    --
 Net transfers                           (551,862)               62,814                 4,227
 Surrenders for benefit
  payments and fees                    (2,035,381)             (893,193)                   --
 Other transactions                         5,340                41,879                    --
 Death benefits                           (52,445)                   --                    --
 Net annuity transactions                    (974)                   --                    --
                                      -----------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (2,611,036)             (767,900)                4,227
                                      -----------            ----------            ----------
 Net increase (decrease) in net
  assets                                 (592,523)              297,675                10,013
NET ASSETS:
 Beginning of year                      8,317,322             3,222,001                43,037
                                      -----------            ----------            ----------
 End of year                           $7,724,799            $3,519,676               $53,050
                                      ===========            ==========            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                FRANKLIN            FRANKLIN
                                             SMALL-MID CAP         SMALL CAP
                                                 GROWTH              VALUE
                                            SECURITIES FUND     SECURITIES FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(35,240)               $4
 Net realized gain (loss) on security
  transactions                                    159,993               152
 Net realized gain on distributions               121,342                42
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        341,001               552
                                               ----------            ------
 Net increase (decrease) in net assets
  resulting from operations                       587,096               750
                                               ----------            ------
UNIT TRANSACTIONS:
 Purchases                                          3,419                48
 Net transfers                                    (36,248)             (336)
 Surrenders for benefit payments and
  fees                                           (419,353)              (33)
 Other transactions                                    (9)               (2)
 Death benefits                                   (70,225)               --
 Net annuity transactions                              --                --
                                               ----------            ------
 Net increase (decrease) in net assets
  resulting from unit transactions               (522,416)             (323)
                                               ----------            ------
 Net increase (decrease) in net assets             64,680               427
NET ASSETS:
 Beginning of year                              1,868,799             2,366
                                               ----------            ------
 End of year                                   $1,933,479            $2,793
                                               ==========            ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              FRANKLIN                                     TEMPLETON
                                              STRATEGIC                                    DEVELOPING            TEMPLETON
                                               INCOME              MUTUAL SHARES            MARKETS                GROWTH
                                           SECURITIES FUND        SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $240,397                $11,294                $3,653               $12,456
 Net realized gain (loss) on security
  transactions                                   139,835                382,682                83,374                82,777
 Net realized gain on distributions               69,372                     --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (346,958)               757,300              (115,909)              267,247
                                             -----------            -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      102,646              1,151,276               (28,882)              362,480
                                             -----------            -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         5,755                 26,465                 1,106                   133
 Net transfers                                   (62,448)              (181,940)              (66,484)              (14,226)
 Surrenders for benefit payments and
  fees                                        (1,032,119)            (1,099,969)             (327,577)             (405,027)
 Other transactions                                   (1)                   (19)                   --                     2
 Death benefits                                 (100,795)               (91,405)                 (182)               (6,769)
 Net annuity transactions                            994                     --                  (541)                   --
                                             -----------            -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,188,614)            (1,346,868)             (393,678)             (425,887)
                                             -----------            -----------            ----------            ----------
 Net increase (decrease) in net assets        (1,085,968)              (195,592)             (422,560)              (63,407)
NET ASSETS:
 Beginning of year                             6,130,266              4,931,255             1,100,425             1,504,780
                                             -----------            -----------            ----------            ----------
 End of year                                  $5,044,298             $4,735,663              $677,865            $1,441,373
                                             ===========            ===========            ==========            ==========

                                                                              HARTFORD
                                           TEMPLETON       HARTFORD            TOTAL
                                          GLOBAL BOND      BALANCED         RETURN BOND
                                        SECURITIES FUND    HLS FUND           HLS FUND
                                          SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $87          $(26,894)        $7,885,718
 Net realized gain (loss) on security
  transactions                                    8           699,739          2,266,501
 Net realized gain on distributions              33                --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (123)        4,170,794        (18,209,230)
                                             ------       -----------       ------------
 Net increase (decrease) in net assets
  resulting from operations                       5         4,843,639         (8,057,011)
                                             ------       -----------       ------------
UNIT TRANSACTIONS:
 Purchases                                       --           181,567          1,989,239
 Net transfers                                   --           233,342         76,704,644
 Surrenders for benefit payments and
  fees                                          (27)       (6,955,300)       (98,606,175)
 Other transactions                              --            47,069            604,957
 Death benefits                                  --          (308,321)        (6,030,975)
 Net annuity transactions                        --                --              7,033
                                             ------       -----------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (27)       (6,801,643)       (25,331,277)
                                             ------       -----------       ------------
 Net increase (decrease) in net assets          (22)       (1,958,004)       (33,388,288)
NET ASSETS:
 Beginning of year                            2,754        27,935,620        353,169,594
                                             ------       -----------       ------------
 End of year                                 $2,732       $25,977,616       $319,781,306
                                             ======       ===========       ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD
                                             CAPITAL              DIVIDEND
                                           APPRECIATION          AND GROWTH
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(198,903)            $565,770
 Net realized gain (loss) on security
  transactions                                 5,819,548            8,179,220
 Net realized gain on distributions              111,082            5,610,209
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     6,263,977           43,390,750
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   11,995,704           57,745,949
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       307,620            1,613,039
 Net transfers                                 7,765,940          (22,567,423)
 Surrenders for benefit payments and
  fees                                       (10,050,960)         (61,967,652)
 Other transactions                               60,652              370,618
 Death benefits                                 (567,867)          (3,527,039)
 Net annuity transactions                             --               (3,375)
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,484,615)         (86,081,832)
                                          --------------       --------------
 Net increase (decrease) in net assets         9,511,089          (28,335,883)
NET ASSETS:
 Beginning of year                            34,112,617          228,523,433
                                          --------------       --------------
 End of year                                 $43,623,706         $200,187,550
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     HARTFORD
                                        HARTFORD                HARTFORD           DISCIPLINED           HARTFORD
                                    GLOBAL RESEARCH           GLOBAL GROWTH           EQUITY              GROWTH
                                        HLS FUND                HLS FUND             HLS FUND            HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $758                 $(39,197)           $(807,566)          $(132,951)
 Net realized gain (loss) on
  security transactions                     87,105                   12,537           10,393,055             671,555
 Net realized gain on
  distributions                                 --                       --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          146,797                1,401,187           24,632,589           2,125,407
                                      ------------            -------------       --------------       -------------
 Net increase (decrease) in net
  assets resulting from
  operations                               234,660                1,374,527           34,218,078           2,664,011
                                      ------------            -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     160                   77,207              785,745              37,672
 Net transfers                             105,198                 (222,426)         (15,352,217)         (1,138,673)
 Surrenders for benefit
  payments and fees                       (135,162)              (1,412,556)         (31,193,317)         (2,094,696)
 Other transactions                            205                    2,358              199,566                 (73)
 Death benefits                            (13,257)                 (60,447)          (2,507,926)           (104,223)
 Net annuity transactions                       --                       --                   --              (1,246)
                                      ------------            -------------       --------------       -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (42,856)              (1,615,864)         (48,068,149)         (3,301,239)
                                      ------------            -------------       --------------       -------------
 Net increase (decrease) in net
  assets                                   191,804                 (241,337)         (13,850,071)           (637,228)
NET ASSETS:
 Beginning of year                         904,140                4,836,828          122,678,437           9,612,041
                                      ------------            -------------       --------------       -------------
 End of year                            $1,095,944               $4,595,491         $108,828,366          $8,974,813
                                      ============            =============       ==============       =============

                                   HARTFORD
                                    GROWTH              HARTFORD            HARTFORD
                                 OPPORTUNITIES         HIGH YIELD             INDEX
                                   HLS FUND             HLS FUND            HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(513,843)          $2,241,613             $14,696
 Net realized gain (loss) on
  security transactions              1,146,896              918,254             437,171
 Net realized gain on
  distributions                             --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    9,449,271           (1,404,681)          1,794,171
                                 -------------       --------------       -------------
 Net increase (decrease) in net
  assets resulting from
  operations                        10,082,324            1,755,186           2,246,038
                                 -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                             157,024               98,297             133,072
 Net transfers                       2,792,272           (4,145,782)           (233,601)
 Surrenders for benefit
  payments and fees                 (9,421,747)         (10,558,442)         (2,339,751)
 Other transactions                     42,796               76,338              17,934
 Death benefits                       (356,226)            (358,616)           (117,182)
 Net annuity transactions                 (935)                (920)                 --
                                 -------------       --------------       -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (6,786,816)         (14,889,125)         (2,539,528)
                                 -------------       --------------       -------------
 Net increase (decrease) in net
  assets                             3,295,508          (13,133,939)           (293,490)
NET ASSETS:
 Beginning of year                  33,539,217           44,633,083           8,775,578
                                 -------------       --------------       -------------
 End of year                       $36,834,725          $31,499,144          $8,482,088
                                 =============       ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD                HARTFORD
                                          INTERNATIONAL          SMALL/MID CAP
                                          OPPORTUNITIES              EQUITY
                                            HLS FUND                HLS FUND
                                           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $413,743                $(5,954)
 Net realized gain (loss) on security
  transactions                                (268,428)               553,005
 Net realized gain on distributions                 --                263,646
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  11,597,712                412,449
                                           -----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                 11,743,027              1,223,146
                                           -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                     308,473                  8,939
 Net transfers                               9,543,301                215,377
 Surrenders for benefit payments and
  fees                                     (15,596,451)            (1,150,998)
 Other transactions                             96,198                    236
 Death benefits                               (796,809)              (101,225)
 Net annuity transactions                         (926)                    --
                                           -----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions          (6,446,214)            (1,027,671)
                                           -----------             ----------
 Net increase (decrease) in net assets       5,296,813                195,475
NET ASSETS:
 Beginning of year                          63,499,050              4,113,351
                                           -----------             ----------
 End of year                               $68,795,863             $4,308,826
                                           ===========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD              HARTFORD               HARTFORD             HARTFORD
                                     MIDCAP VALUE         ULTRASHORT BOND         SMALL COMPANY      SMALLCAP GROWTH
                                       HLS FUND              HLS FUND               HLS FUND             HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (4)          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,275)             $(769,667)             $(293,274)             $(222,408)
 Net realized gain (loss) on
  security transactions                  480,478                   (813)             1,245,003              2,507,331
 Net realized gain on
  distributions                               --                     --              1,597,766              2,256,575
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        406,584                     21              4,973,305              2,430,424
                                      ----------            -----------            -----------            -----------
 Net increase (decrease) in net
  assets resulting from
  operations                             880,787               (770,459)             7,522,800              6,971,922
                                      ----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 3,050                892,638                123,265                 60,345
 Net transfers                           997,247             34,843,739              1,812,338               (688,575)
 Surrenders for benefit
  payments and fees                     (894,808)           (59,301,200)            (4,591,161)            (5,132,246)
 Other transactions                        5,849                282,120                 40,824                  4,959
 Death benefits                          (64,705)            (1,907,174)              (309,644)              (259,433)
 Net annuity transactions                     --                (18,044)                    --                     --
                                      ----------            -----------            -----------            -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            46,633            (25,207,921)            (2,924,378)            (6,014,950)
                                      ----------            -----------            -----------            -----------
 Net increase (decrease) in net
  assets                                 927,420            (25,978,380)             4,598,422                956,972
NET ASSETS:
 Beginning of year                     2,396,173             62,622,891             19,201,189             18,830,786
                                      ----------            -----------            -----------            -----------
 End of year                          $3,323,593            $36,644,511            $23,799,611            $19,787,758
                                      ==========            ===========            ===========            ===========

                                                              HARTFORD
                                 HARTFORD TFORD            U.S. GOVERNMENT      HARTFORD
                                 SMALLCAP GROWTH             SECURITIES           VALUE
                                 HLS FUND  FUND               HLS FUND          HLS FUND
                                 SUB-ACCOUNT OUNT            SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $16,600               $821,121           $40,928
 Net realized gain (loss) on
  security transactions                   348,608             (2,139,120)        2,605,245
 Net realized gain on
  distributions                                --                     --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       2,741,054             (2,206,291)        9,528,490
                                      -----------            -----------       -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            3,106,262             (3,524,290)       12,174,663
                                      -----------            -----------       -----------
UNIT TRANSACTIONS:
 Purchases                                 90,036                568,989           287,904
 Net transfers                         (1,297,544)            (4,439,048)       (2,333,991)
 Surrenders for benefit
  payments and fees                    (2,897,294)           (27,970,701)       (9,648,189)
 Other transactions                         1,816                163,360            54,045
 Death benefits                          (156,097)            (2,017,076)       (1,056,429)
 Net annuity transactions                      --                 (2,830)               71
                                      -----------            -----------       -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (4,259,083)           (33,697,306)      (12,696,589)
                                      -----------            -----------       -----------
 Net increase (decrease) in net
  assets                               (1,152,821)           (37,221,596)         (521,926)
NET ASSETS:
 Beginning of year                     12,035,829            121,368,841        45,848,766
                                      -----------            -----------       -----------
 End of year                          $10,883,008            $84,147,245       $45,326,840
                                      ===========            ===========       ===========

(4)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                           AMERICAN FUNDS       GLOBAL SMALL
                                                BOND           CAPITALIZATION
                                              HLS FUND            HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $157               $ --
 Net realized gain (loss) on security
  transactions                                      11                 --
 Net realized gain on distributions                411                  8
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (1,033)                10
                                               -------              -----
 Net increase (decrease) in net assets
  resulting from operations                       (454)                18
                                               -------              -----
UNIT TRANSACTIONS:
 Purchases                                         288                 --
 Net transfers                                   1,982                 --
 Surrenders for benefit payments and
  fees                                            (184)                --
 Other transactions                                 --                 --
 Death benefits                                     --                 --
 Net annuity transactions                           --                 --
                                               -------              -----
 Net increase (decrease) in net assets
  resulting from unit transactions               2,086                 --
                                               -------              -----
 Net increase (decrease) in net assets           1,632                 18
NET ASSETS:
 Beginning of year                              12,859                 66
                                               -------              -----
 End of year                                   $14,491                $84
                                               =======              =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS      AMERICAN FUNDS       HUNTINGTON VA          HUNTINGTON VA
                                       GROWTH          INTERNATIONAL            INCOME               DIVIDEND
                                      HLS FUND            HLS FUND           EQUITY FUND           CAPTURE FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (5)
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(44)                 $9                $27,451                $47,762
 Net realized gain (loss) on
  security transactions                   269                 112                (44,351)               (68,671)
 Net realized gain on
  distributions                           256                 115                     --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       1,615                 880                281,849                607,847
                                       ------              ------             ----------            -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            2,096               1,116                264,949                586,938
                                       ------              ------             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                168                 120                    449                 13,979
 Net transfers                           (488)               (245)              (166,679)               (65,676)
 Surrenders for benefit
  payments and fees                      (115)                (81)              (389,174)            (1,016,622)
 Other transactions                        --                  --                     --                    220
 Death benefits                            --                  --                (14,995)               (85,088)
 Net annuity transactions                  --                  --                     --                     --
                                       ------              ------             ----------            -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (435)               (206)              (570,399)            (1,153,187)
                                       ------              ------             ----------            -----------
 Net increase (decrease) in net
  assets                                1,661                 910               (305,450)              (566,249)
NET ASSETS:
 Beginning of year                      7,540               5,577              1,474,442              3,583,771
                                       ------              ------             ----------            -----------
 End of year                           $9,201              $6,487             $1,168,992             $3,017,522
                                       ======              ======             ==========            ===========

                                                            HUNTINGTON VA         HUNTINGTON VA
                                     HUNTINGTON VA            MID CORP              ROTATING
                                      GROWTH FUND           AMERICA FUND          MARKETS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,617)              $(20,715)             $(5,846)
 Net realized gain (loss) on
  security transactions                    13,627                206,305               11,671
 Net realized gain on
  distributions                                --                165,884               72,737
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         306,038                475,304               82,363
                                      -----------            -----------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                              314,048                826,778              160,925
                                      -----------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                    744                 11,294                  152
 Net transfers                            (36,206)              (209,536)             (20,114)
 Surrenders for benefit
  payments and fees                      (278,855)              (847,782)            (104,856)
 Other transactions                            --                    (54)                 134
 Death benefits                            (9,581)               (68,239)              (2,318)
 Net annuity transactions                      --                     --                   --
                                      -----------            -----------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (323,898)            (1,114,317)            (127,002)
                                      -----------            -----------            ---------
 Net increase (decrease) in net
  assets                                   (9,850)              (287,539)              33,923
NET ASSETS:
 Beginning of year                      1,128,128              3,164,430              764,969
                                      -----------            -----------            ---------
 End of year                           $1,118,278             $2,876,891             $798,892
                                      ===========            ===========            =========

(5) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              HUNTINGTON VA           HUNTINGTON VA
                                              INTERNATIONAL              MORTGAGE
                                               EQUITY FUND           SECURITIES FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(2,306)                 $7,973
 Net realized gain (loss) on security
  transactions                                       32,252                  20,175
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          283,741                 (59,057)
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         313,687                 (30,909)
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                            1,630                   1,350
 Net transfers                                      (40,845)                 45,978
 Surrenders for benefit payments and
  fees                                             (376,635)               (277,268)
 Other transactions                                      --                      (1)
 Death benefits                                     (23,484)                 (7,127)
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (439,334)               (237,068)
                                               ------------            ------------
 Net increase (decrease) in net assets             (125,647)               (267,977)
NET ASSETS:
 Beginning of year                                1,706,676               1,083,912
                                               ------------            ------------
 End of year                                     $1,581,029                $815,935
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                LORD ABBETT
                                                              LORD ABBETT       CALIBRATED             LORD ABBETT
                                           HUNTINGTON VA      FUNDAMENTAL        DIVIDEND            BOND-DEBENTURE
                                             SITUS FUND       EQUITY FUND       GROWTH FUND               FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(40,049)        $(125,769)         $(6,034)             $1,168,544
 Net realized gain (loss) on security
  transactions                                  427,626           657,414          258,943               1,161,014
 Net realized gain on distributions                  --         1,636,825          437,404                 740,178
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      482,417           959,951          499,051                (377,877)
                                             ----------       -----------       ----------             -----------
 Net increase (decrease) in net assets
  resulting from operations                     869,994         3,128,421        1,189,364               2,691,859
                                             ----------       -----------       ----------             -----------
UNIT TRANSACTIONS:
 Purchases                                       13,271            27,902            2,395                 205,185
 Net transfers                                 (264,334)        4,756,255          227,148                (558,418)
 Surrenders for benefit payments and
  fees                                         (897,212)       (2,924,125)      (1,445,372)            (12,694,906)
 Other transactions                                 289            26,347              448                  87,667
 Death benefits                                 (35,073)          (73,250)         (20,519)               (790,889)
 Net annuity transactions                            --                --               --                      --
                                             ----------       -----------       ----------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,183,059)        1,813,129       (1,235,900)            (13,751,361)
                                             ----------       -----------       ----------             -----------
 Net increase (decrease) in net assets         (313,065)        4,941,550          (46,536)            (11,059,502)
NET ASSETS:
 Beginning of year                            3,420,229         8,963,825        4,907,798              48,008,279
                                             ----------       -----------       ----------             -----------
 End of year                                 $3,107,164       $13,905,375       $4,861,262             $36,948,777
                                             ==========       ===========       ==========             ===========


                                        LORD ABBETT       LORD ABBETT
                                        GROWTH AND          CLASSIC            MFS(R) CORE
                                        INCOME FUND       STOCK FUND           EQUITY FUND
                                        SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(782,695)        $(32,623)             $(2,194)
 Net realized gain (loss) on security
  transactions                               88,590          433,748               26,984
 Net realized gain on distributions              --          467,396                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                               25,922,347          382,897               73,965
                                        -----------       ----------             --------
 Net increase (decrease) in net assets
  resulting from operations              25,228,242        1,251,418               98,755
                                        -----------       ----------             --------
UNIT TRANSACTIONS:
 Purchases                                  667,830           32,887                   --
 Net transfers                           (2,704,692)        (663,232)             123,810
 Surrenders for benefit payments and
  fees                                  (26,033,576)      (1,195,449)             (10,831)
 Other transactions                         151,009            2,809                   --
 Death benefits                          (1,464,205)         (83,517)              (1,710)
 Net annuity transactions                       460             (364)                  --
                                        -----------       ----------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions      (29,383,174)      (1,906,866)             111,269
                                        -----------       ----------             --------
 Net increase (decrease) in net assets   (4,154,932)        (655,448)             210,024
NET ASSETS:
 Beginning of year                       87,477,634        5,408,146              284,844
                                        -----------       ----------             --------
 End of year                            $83,322,702       $4,752,698             $494,868
                                        ===========       ==========             ========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                               MFS(R) INVESTORS
                                                MFS(R)              GROWTH
                                             GROWTH FUND          STOCK FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(6,537)            $(3,515)
 Net realized gain (loss) on security
  transactions                                   28,753               3,640
 Net realized gain on distributions               2,783              11,285
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      103,512              80,589
                                               --------            --------
 Net increase (decrease) in net assets
  resulting from operations                     128,511              91,999
                                               --------            --------
UNIT TRANSACTIONS:
 Purchases                                          598                  --
 Net transfers                                   33,006             (12,547)
 Surrenders for benefit payments and
  fees                                         (121,031)             (7,863)
 Other transactions                                  (3)                 (1)
 Death benefits                                  (6,799)                 --
 Net annuity transactions                            --                  --
                                               --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (94,229)            (20,411)
                                               --------            --------
 Net increase (decrease) in net assets           34,282              71,588
NET ASSETS:
 Beginning of year                              391,394             337,166
                                               --------            --------
 End of year                                   $425,676            $408,754
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                     INVESCO V.I.
                                         MFS(R) INVESTORS   MFS(R) TOTAL            MFS(R)            EQUITY AND
                                            TRUST FUND      RETURN FUND           VALUE FUND         INCOME FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (6)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(5,826)          $(2,764)               $(2)                 $566
 Net realized gain (loss) on security
  transactions                                 79,015           190,975                328               137,486
 Net realized gain on distributions                --                --                 25                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     99,378           596,486              2,113               552,360
                                             --------        ----------             ------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   172,567           784,697              2,464               690,412
                                             --------        ----------             ------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --            27,386                168                    --
 Net transfers                                 (1,421)          (60,841)              (494)              (26,295)
 Surrenders for benefit payments and
  fees                                       (203,763)         (920,056)              (116)             (953,115)
 Other transactions                               (51)              (71)                --                    (1)
 Death benefits                               (14,270)          (98,730)                --               (58,060)
 Net annuity transactions                       6,403             7,103                 --                19,869
                                             --------        ----------             ------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (213,102)       (1,045,209)              (442)           (1,017,602)
                                             --------        ----------             ------            ----------
 Net increase (decrease) in net assets        (40,535)         (260,512)             2,022              (327,190)
NET ASSETS:
 Beginning of year                            661,733         5,107,136              7,400             3,380,525
                                             --------        ----------             ------            ----------
 End of year                                 $621,198        $4,846,624             $9,422            $3,053,335
                                             ========        ==========             ======            ==========

                                           UIF CORE PLUS         UIF EMERGING         UIF EMERGING
                                            FIXED INCOME         MARKETS DEBT        MARKETS EQUITY
                                             PORTFOLIO            PORTFOLIO             PORTFOLIO
                                          SUB-ACCOUNT (7)        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $183,983             $12,348               $(73,634)
 Net realized gain (loss) on security
  transactions                                 (804,922)             11,665             (1,669,097)
 Net realized gain on distributions                  --               6,716                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      530,801             (92,474)             1,147,409
                                             ----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (90,138)            (61,745)              (595,322)
                                             ----------            --------            -----------
UNIT TRANSACTIONS:
 Purchases                                       19,116               1,272                 83,847
 Net transfers                                 (191,290)             (2,755)            (2,859,471)
 Surrenders for benefit payments and
  fees                                       (1,371,134)            (98,556)            (4,061,880)
 Other transactions                                 105                  (1)                22,828
 Death benefits                                (250,013)             (9,794)              (154,562)
 Net annuity transactions                        11,932                  --                   (714)
                                             ----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,781,284)           (109,834)            (6,969,952)
                                             ----------            --------            -----------
 Net increase (decrease) in net assets       (1,871,422)           (171,579)            (7,565,274)
NET ASSETS:
 Beginning of year                            6,752,339             653,783             22,389,555
                                             ----------            --------            -----------
 End of year                                 $4,880,917            $482,204            $14,824,281
                                             ==========            ========            ===========

(6) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

(7) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       UIF MID CAP
                                                  UIF GROWTH             GROWTH
                                                   PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT (8)(9)(10)(11)   SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(107,034)           $(105,940)
 Net realized gain (loss) on security
  transactions                                      4,114,697               10,314
 Net realized gain on distributions                   944,609              203,916
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (1,318,477)           2,517,595
                                                  -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                         3,633,795            2,625,885
                                                  -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                              7,986               33,440
 Net transfers                                       (348,773)          (1,510,503)
 Surrenders for benefit payments and
  fees                                             (1,774,549)          (2,173,191)
 Other transactions                                       (95)               9,015
 Death benefits                                      (125,621)            (178,779)
 Net annuity transactions                              12,485                   --
                                                  -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (2,228,567)          (3,820,018)
                                                  -----------          -----------
 Net increase (decrease) in net assets              1,405,228           (1,194,133)
NET ASSETS:
 Beginning of year                                  9,257,504            9,249,251
                                                  -----------          -----------
 End of year                                      $10,662,732           $8,055,118
                                                  ===========          ===========

(8)  Funded as of September 6, 2013.

(9) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(10) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(11) Effective September 6, 2013 Morgan Stanley Growth Portfolio merged with UIF Growth Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           MORGAN STANLEY                                MORGAN STANLEY
                                     INVESCO V.I.              MID CAP            MORGAN STANLEY             GLOBAL
                                       AMERICAN                GROWTH              MONEY MARKET          INFRASTRUCTURE
                                      VALUE FUND              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT (12)          SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(114,591)              $(25,525)              $(86,622)               $21,064
 Net realized gain (loss) on
  security transactions                   196,869                271,212                     --                272,047
 Net realized gain on
  distributions                                --                  5,940                     --                207,095
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       3,074,887                423,173                     --               (148,575)
                                      -----------            -----------            -----------            -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            3,157,165                674,800                (86,622)               351,631
                                      -----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 55,736                  8,246                  1,076                     --
 Net transfers                         (1,100,434)               (64,359)               510,235                (62,496)
 Surrenders for benefit
  payments and fees                    (2,956,698)              (353,748)            (1,478,819)              (625,289)
 Other transactions                        16,963                    (21)                    (4)                   248
 Death benefits                          (259,245)               (11,834)               (86,671)               (50,732)
 Net annuity transactions                   3,288                    401                 21,568                 26,011
                                      -----------            -----------            -----------            -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (4,240,390)              (421,315)            (1,032,615)              (712,258)
                                      -----------            -----------            -----------            -----------
 Net increase (decrease) in net
  assets                               (1,083,225)               253,485             (1,119,237)              (360,627)
NET ASSETS:
 Beginning of year                     11,370,087              2,088,920              5,924,733              2,536,339
                                      -----------            -----------            -----------            -----------
 End of year                          $10,286,862             $2,342,405             $4,805,496             $2,175,712
                                      ===========            ===========            ===========            ===========


                                     INVESCO V.I.            UIF SMALL           UIF GLOBAL
                                   EQUALLY-WEIGHTED       COMPANY GROWTH          FRANCHISE
                                     S&P 500 FUND            PORTFOLIO            PORTFOLIO
                                      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(9,193)             $(5,726)              $2,910
 Net realized gain (loss) on
  security transactions                   478,799               27,398                7,519
 Net realized gain on
  distributions                           919,233                9,572               39,032
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         742,275              102,963               24,299
                                      -----------            ---------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                            2,131,114              134,207               73,760
                                      -----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                     --                   --                   --
 Net transfers                           (251,747)             (57,644)                 807
 Surrenders for benefit
  payments and fees                    (1,164,227)             (43,039)             (14,649)
 Other transactions                            (3)                  (1)                  --
 Death benefits                          (319,482)                  --               (8,669)
 Net annuity transactions                   3,538                   --                   --
                                      -----------            ---------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (1,731,921)            (100,684)             (22,511)
                                      -----------            ---------            ---------
 Net increase (decrease) in net
  assets                                  399,193               33,523               51,249
NET ASSETS:
 Beginning of year                      7,185,523              265,382              434,031
                                      -----------            ---------            ---------
 End of year                           $7,584,716             $298,905             $485,280
                                      ===========            =========            =========

(12) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                OPPENHEIMER         OPPENHEIMER
                                                 DISCOVERY            CAPITAL
                                                  MID CAP           APPRECIATION
                                              GROWTH FUND/VA          FUND/VA
                                             SUB-ACCOUNT (13)       SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(59,403)           $(247,213)
 Net realized gain (loss) on security
  transactions                                       390,134            3,168,487
 Net realized gain on distributions                       --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           883,444            5,321,925
                                               -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                        1,214,175            8,243,199
                                               -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                            10,129              190,131
 Net transfers                                      (645,891)          (5,903,392)
 Surrenders for benefit payments and
  fees                                              (909,926)          (8,363,338)
 Other transactions                                      236               40,251
 Death benefits                                      (24,418)            (693,582)
 Net annuity transactions                                 --               (1,472)
                                               -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (1,569,870)         (14,731,402)
                                               -------------       --------------
 Net increase (decrease) in net assets              (355,695)          (6,488,203)
NET ASSETS:
 Beginning of year                                 4,541,190           37,299,396
                                               -------------       --------------
 End of year                                      $4,185,495          $30,811,193
                                               =============       ==============

(13) Formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               OPPENHEIMER
                                     OPPENHEIMER          OPPENHEIMER          MAIN STREET       PUTNAM VT
                                        GLOBAL            MAIN STREET           SMALL CAP       DIVERSIFIED
                                       FUND/VA             FUND(R)/VA            FUND/VA        INCOME FUND
                                   SUB-ACCOUNT (14)       SUB-ACCOUNT       SUB-ACCOUNT (15)    SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(291,963)           $(54,988)           $(371,207)        $777,861
 Net realized gain (loss) on
  security transactions                 2,574,180             452,252            6,300,358       (1,234,445)
 Net realized gain on
  distributions                                --                  --              588,369               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      26,140,998           1,389,678            8,911,241        2,711,741
                                     ------------          ----------          -----------      -----------
 Net increase (decrease) in net
  assets resulting from
  operations                           28,423,215           1,786,942           15,428,761        2,255,157
                                     ------------          ----------          -----------      -----------
UNIT TRANSACTIONS:
 Purchases                              1,011,699              15,301              288,491          109,655
 Net transfers                        (14,951,838)           (407,881)         (10,331,056)      (3,290,165)
 Surrenders for benefit
  payments and fees                   (37,134,258)         (1,809,436)         (12,055,709)     (10,207,376)
 Other transactions                       256,509                 783               73,872           53,847
 Death benefits                        (1,932,588)            (90,070)            (791,771)        (567,315)
 Net annuity transactions                    (243)                 --               (1,643)            (923)
                                     ------------          ----------          -----------      -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (52,750,719)         (2,291,303)         (22,817,816)     (13,902,277)
                                     ------------          ----------          -----------      -----------
 Net increase (decrease) in net
  assets                              (24,327,504)           (504,361)          (7,389,055)     (11,647,120)
NET ASSETS:
 Beginning of year                    139,326,196           7,214,807           49,534,146       42,647,833
                                     ------------          ----------          -----------      -----------
 End of year                         $114,998,692          $6,710,446          $42,145,091      $31,000,713
                                     ============          ==========          ===========      ===========


                                      PUTNAM VT             PUTNAM VT             PUTNAM VT
                                     GLOBAL ASSET           GROWTH AND          INTERNATIONAL
                                   ALLOCATION FUND         INCOME FUND            VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $45,652                $9,326               $(2,461)
 Net realized gain (loss) on
  security transactions                  457,929              (285,284)              (50,662)
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        603,337             1,622,501               557,597
                                      ----------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                           1,106,918             1,346,543               504,474
                                      ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                13,532                37,286                 2,607
 Net transfers                          (797,976)             (121,815)            3,242,385
 Surrenders for benefit
  payments and fees                   (2,064,161)             (799,136)             (469,381)
 Other transactions                       12,610                 4,410                 6,454
 Death benefits                         (127,869)              (82,796)               (4,048)
 Net annuity transactions                     --                (1,641)                   --
                                      ----------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (2,963,864)             (963,692)            2,778,017
                                      ----------            ----------            ----------
 Net increase (decrease) in net
  assets                              (1,856,946)              382,851             3,282,491
NET ASSETS:
 Beginning of year                     7,668,294             4,342,381               925,572
                                      ----------            ----------            ----------
 End of year                          $5,811,348            $4,725,232            $4,208,063
                                      ==========            ==========            ==========

(14) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(15) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            PUTNAM VT
                                          INTERNATIONAL          PUTNAM VT
                                           EQUITY FUND         INVESTORS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $27,065              $49,200
 Net realized gain (loss) on security
  transactions                                (6,236,854)           1,830,761
 Net realized gain on distributions                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    14,551,105            4,740,480
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                    8,341,316            6,620,441
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       261,170              149,686
 Net transfers                                (8,178,451)          (5,457,508)
 Surrenders for benefit payments and
  fees                                        (9,109,988)          (4,946,427)
 Other transactions                               49,519               18,859
 Death benefits                                 (744,524)            (416,039)
 Net annuity transactions                             --                   --
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (17,722,274)         (10,651,429)
                                          --------------       --------------
 Net increase (decrease) in net assets        (9,380,958)          (4,030,988)
NET ASSETS:
 Beginning of year                            41,536,904           24,566,239
                                          --------------       --------------
 End of year                                 $32,155,946          $20,535,251
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT         PUTNAM VT               PUTNAM VT
                                      MULTI-CAP         SMALL CAP             GEORGE PUTNAM           PUTNAM VT
                                     GROWTH FUND        VALUE FUND            BALANCED FUND          VOYAGER FUND
                                     SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(30,111)         $(161,412)               $12,584              $(28,271)
 Net realized gain (loss) on
  security transactions                  135,392         (4,319,932)              (316,836)              381,678
 Net realized gain on
  distributions                               --            497,013                     --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        772,092         13,473,945                831,652               910,102
                                      ----------       ------------            -----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             877,373          9,489,614                527,400             1,263,509
                                      ----------       ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 3,459            208,780                 26,035                12,590
 Net transfers                         4,143,641         (7,074,100)              (503,445)              179,884
 Surrenders for benefit
  payments and fees                     (646,208)        (8,978,082)            (1,096,026)             (778,818)
 Other transactions                        8,173             45,255                 18,368                   622
 Death benefits                           (5,058)          (369,438)               (73,368)              (16,637)
 Net annuity transactions                     --                 --                     --                  (870)
                                      ----------       ------------            -----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         3,504,007        (16,167,585)            (1,628,436)             (603,229)
                                      ----------       ------------            -----------            ----------
 Net increase (decrease) in net
  assets                               4,381,380         (6,677,971)            (1,101,036)              660,280
NET ASSETS:
 Beginning of year                       895,955         32,311,517              3,917,285             3,430,099
                                      ----------       ------------            -----------            ----------
 End of year                          $5,277,335        $25,633,546             $2,816,249            $4,090,379
                                      ==========       ============            ===========            ==========

                                  PUTNAM VT              PIONEER             INVESCO V.I.
                                   EQUITY               FUND VCT              GROWTH AND
                                 INCOME FUND            PORTFOLIO            INCOME FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (16)
-------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $39,761              $(1,761)              $(113,708)
 Net realized gain (loss) on
  security transactions            1,401,001                7,500               2,004,798
 Net realized gain on
  distributions                           --                6,847                 213,104
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    555,863               33,099               5,853,181
                                 -----------            ---------            ------------
 Net increase (decrease) in net
  assets resulting from
  operations                       1,996,625               45,685               7,957,375
                                 -----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                           134,109                   --                 155,914
 Net transfers                       909,532                  141              (4,221,186)
 Surrenders for benefit
  payments and fees               (2,266,196)             (59,733)             (8,812,867)
 Other transactions                    8,699                    1                  59,142
 Death benefits                      (75,982)                  --                (348,429)
 Net annuity transactions                 --                   --                    (526)
                                 -----------            ---------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                    (1,289,838)             (59,591)            (13,167,952)
                                 -----------            ---------            ------------
 Net increase (decrease) in net
  assets                             706,787              (13,906)             (5,210,577)
NET ASSETS:
 Beginning of year                 6,987,732              175,496              29,845,558
                                 -----------            ---------            ------------
 End of year                      $7,694,519             $161,590             $24,634,981
                                 ===========            =========            ============

(16) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                               INVESCO V.I.           INVESCO V.I.
                                              COMSTOCK FUND        AMERICAN FRANCHISE
                                             SUB-ACCOUNT (17)       SUB-ACCOUNT (18)
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(123,782)              $(2,952)
 Net realized gain (loss) on security
  transactions                                    2,823,443                16,144
 Net realized gain on distributions                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        9,248,599                34,428
                                               ------------             ---------
 Net increase (decrease) in net assets
  resulting from operations                      11,948,260                47,620
                                               ------------             ---------
UNIT TRANSACTIONS:
 Purchases                                          158,626                    --
 Net transfers                                   (5,335,644)                4,557
 Surrenders for benefit payments and
  fees                                          (11,790,690)              (50,383)
 Other transactions                                  72,182                    (4)
 Death benefits                                    (866,942)                   --
 Net annuity transactions                                --                    --
                                               ------------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (17,762,468)              (45,830)
                                               ------------             ---------
 Net increase (decrease) in net assets           (5,814,208)                1,790
NET ASSETS:
 Beginning of year                               42,974,594               163,328
                                               ------------             ---------
 End of year                                    $37,160,386              $165,118
                                               ============             =========

(17) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(18) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         WELLS FARGO        WELLS FARGO         WELLS FARGO
                                    INVESCO V.I.         ADVANTAGE VT       ADVANTAGE VT        ADVANTAGE VT
                                       MID CAP           TOTAL RETURN        INTRINSIC         INTERNATIONAL
                                     GROWTH FUND          BOND FUND          VALUE FUND         EQUITY FUND
                                  SUB-ACCOUNT (19)     SUB-ACCOUNT (20)     SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,529)               $(43)             $(29)              $12,961
 Net realized gain (loss) on
  security transactions                  20,315               1,371                69                13,491
 Net realized gain on
  distributions                              --                  --                --                77,927
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        24,545              (1,553)            1,098               159,486
                                      ---------            --------            ------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             42,331                (225)            1,138               263,865
                                      ---------            --------            ------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                  --                --                 1,035
 Net transfers                          (37,237)            (48,991)                1                24,138
 Surrenders for benefit
  payments and fees                     (58,814)                 --                --              (175,129)
 Other transactions                          --                  --                --                     1
 Death benefits                              --                  --                --               (21,332)
 Net annuity transactions                    --                  --                --                    --
                                      ---------            --------            ------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (96,051)            (48,991)                1              (171,287)
                                      ---------            --------            ------            ----------
 Net increase (decrease) in net
  assets                                (53,720)            (49,216)            1,139                92,578
NET ASSETS:
 Beginning of year                      194,686              49,216             4,063             1,523,973
                                      ---------            --------            ------            ----------
 End of year                           $140,966                $ --            $5,202            $1,616,551
                                      =========            ========            ======            ==========

                                     WELLS FARGO            WELLS FARGO
                                     ADVANTAGE VT          ADVANTAGE VT           WELLS FARGO
                                      SMALL CAP              SMALL CAP           ADVANTAGE VT
                                     GROWTH FUND            VALUE FUND         OPPORTUNITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39,815)              $(39,942)             $(2,755)
 Net realized gain (loss) on
  security transactions                  330,085                475,744               15,414
 Net realized gain on
  distributions                          124,094                     --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        550,722                352,768               61,782
                                      ----------            -----------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                             965,086                788,570               74,441
                                      ----------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                 2,284                 11,434                   --
 Net transfers                          (321,941)                40,398              (44,234)
 Surrenders for benefit
  payments and fees                     (452,338)            (1,172,929)              (8,277)
 Other transactions                           (3)                    12                   (1)
 Death benefits                          (67,527)              (110,971)                  --
 Net annuity transactions                     --                     --                   --
                                      ----------            -----------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (839,525)            (1,232,056)             (52,512)
                                      ----------            -----------            ---------
 Net increase (decrease) in net
  assets                                 125,561               (443,486)              21,929
NET ASSETS:
 Beginning of year                     2,286,776              6,198,451              278,763
                                      ----------            -----------            ---------
 End of year                          $2,412,337             $5,754,965             $300,692
                                      ==========            ===========            =========

(19) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

(20) Not funded as of December 31, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                               BALANCED WEALTH            INTERNATIONAL
                                             STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                                 SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $168,956                  $(123,341)
 Net realized gain (loss) on security
  transactions                                       (393,218)               (10,930,389)
 Net realized gain on distributions                        --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          4,417,835                 20,514,339
                                                -------------             --------------
 Net increase (decrease) in net assets
  resulting from operations                         4,193,573                  9,460,609
                                                -------------             --------------
UNIT TRANSACTIONS:
 Purchases                                            136,036                    321,690
 Net transfers                                       (267,796)                 2,546,420
 Surrenders for benefit payments and
  fees                                             (4,819,701)                (9,877,576)
 Other transactions                                        61                       (139)
 Death benefits                                      (407,155)                  (944,765)
 Net annuity transactions                                (286)                      (864)
                                                -------------             --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (5,358,841)                (7,955,234)
                                                -------------             --------------
 Net increase (decrease) in net assets             (1,165,268)                 1,505,375
NET ASSETS:
 Beginning of year                                 37,539,257                 77,379,447
                                                -------------             --------------
 End of year                                      $36,373,989                $78,884,822
                                                =============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS        INVESCO V.I.
                                  SMALL/MID CAP          ALLIANCEBERNSTEIN VPS         INTERNATIONAL             GOVERNMENT
                                 VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO        SECURITIES FUND
                                   SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(177,763)                   $85,634                   $(1,428)                $1,882
 Net realized gain (loss)
  on security transactions             (188,075)                (3,725,474)                 (214,551)                 3,462
 Net realized gain on
  distributions                         457,015                         --                        --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                2,136,880                  9,243,964                   810,566                 (5,199)
                                  -------------              -------------              ------------             ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     2,228,057                  5,604,124                   594,587                    145
                                  -------------              -------------              ------------             ----------
UNIT TRANSACTIONS:
 Purchases                               40,954                    156,393                    11,048                     --
 Net transfers                         (603,632)                (3,259,637)                 (129,973)                (1,492)
 Surrenders for benefit
  payments and fees                  (1,712,327)                (5,543,632)                 (500,687)               (21,901)
 Other transactions                        (422)                       176                        58                     --
 Death benefits                         (95,220)                  (544,821)                  (26,626)                    --
 Net annuity transactions                    --                       (592)                       --                     --
                                  -------------              -------------              ------------             ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (2,370,647)                (9,192,113)                 (646,180)               (23,393)
                                  -------------              -------------              ------------             ----------
 Net increase (decrease)
  in net assets                        (142,590)                (3,587,989)                  (51,593)               (23,248)
NET ASSETS:
 Beginning of year                   14,407,682                 43,936,888                 4,659,139                308,891
                                  -------------              -------------              ------------             ----------
 End of year                        $14,265,092                $40,348,899                $4,607,546               $285,643
                                  =============              =============              ============             ==========

                                INVESCO V.I.         INVESCO V.I.          INVESCO V.I.
                                    HIGH             INTERNATIONAL         DIVERSIFIED
                                 YIELD FUND           GROWTH FUND         DIVIDEND FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (1)
--------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $21,813                $14                 $41,602
 Net realized gain (loss)
  on security transactions             5,334                 31                   7,325
 Net realized gain on
  distributions                           --                 --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                67,372                502               1,135,831
                                 -----------            -------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     94,519                547               1,184,758
                                 -----------            -------            ------------
UNIT TRANSACTIONS:
 Purchases                                --                 96                   2,019
 Net transfers                        10,678                (12)                (97,381)
 Surrenders for benefit
  payments and fees                  (75,520)               (45)               (583,098)
 Other transactions                      (17)                --                     910
 Death benefits                      (51,680)                --                (196,048)
 Net annuity transactions                 --                 --                 (38,108)
                                 -----------            -------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (116,539)                39                (911,706)
                                 -----------            -------            ------------
 Net increase (decrease)
  in net assets                      (22,020)               586                 273,052
NET ASSETS:
 Beginning of year                   669,986              3,823               7,388,440
                                 -----------            -------            ------------
 End of year                        $647,966             $4,409              $7,661,492
                                 ===========            =======            ============

(1)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              AMERICAN FUNDS
                                                  GLOBAL              AMERICAN FUNDS
                                               GROWTH FUND              GROWTH FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(25,455)               $(152,711)
 Net realized gain (loss) on security
  transactions                                      178,322                  446,122
 Net realized gain on distributions                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          340,506                1,797,058
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         493,373                2,090,469
                                               ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            5,890                   11,839
 Net transfers                                     (113,744)                (650,472)
 Surrenders for benefit payments and
  fees                                             (354,688)              (2,144,047)
 Other transactions                                      (1)                     123
 Death benefits                                      (7,546)                (336,739)
 Net annuity transactions                                --                   (5,728)
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (470,089)              (3,125,024)
                                               ------------            -------------
 Net increase (decrease) in net assets               23,284               (1,034,555)
NET ASSETS:
 Beginning of year                                2,626,490               14,474,721
                                               ------------            -------------
 End of year                                     $2,649,774              $13,440,166
                                               ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     AMERICAN FUNDS             STERLING
                                   AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL SMALL          CAPITAL STRATEGIC
                                 GROWTH-INCOME FUND       INTERNATIONAL FUND      CAPITALIZATION FUND     ALLOCATION EQUITY VIF
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(34,265)                $(18,489)                $(6,297)                $(3,246)
 Net realized gain (loss) on
  security transactions                   340,297                   35,387                  46,177                (108,627)
 Net realized gain on
  distributions                                --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,282,480                  731,129                 161,729                 174,474
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,588,512                  748,027                 201,609                  62,601
                                    -------------            -------------            ------------             -----------
UNIT TRANSACTIONS:
 Purchases                                 11,574                    3,162                      --                      --
 Net transfers                           (104,706)                (473,537)                (60,132)               (125,333)
 Surrenders for benefit
  payments and fees                    (1,399,317)                (565,806)               (100,477)                (32,745)
 Other transactions                           291                        1                      25                      --
 Death benefits                          (193,935)                 (79,220)                 (7,171)                     --
 Net annuity transactions                  (6,170)                 (82,563)                 (1,415)                     --
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,692,263)              (1,197,963)               (169,170)               (158,078)
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets                             (103,751)                (449,936)                 32,439                 (95,477)
NET ASSETS:
 Beginning of year                     10,870,289                5,339,390               1,318,829                 624,918
                                    -------------            -------------            ------------             -----------
 End of year                          $10,766,538               $4,889,454              $1,351,268                $529,441
                                    =============            =============            ============             ===========

                                      STERLING                STERLING                 STERLING
                                   CAPITAL SELECT          CAPITAL SPECIAL           CAPITAL TOTAL
                                     EQUITY VIF           OPPORTUNITIES VIF         RETURN BOND VIF
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(8,719)               $(122,571)                 $94,583
 Net realized gain (loss) on
  security transactions                 (332,118)                 452,985                  104,745
 Net realized gain on
  distributions                               --                  442,536                  178,097
 Net unrealized appreciation
  (depreciation) of
  investments during the year            601,390                  528,493                  (79,691)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             260,553                1,301,443                  297,734
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 4,997                    1,163                    1,200
 Net transfers                          (196,741)              (1,482,573)                (189,570)
 Surrenders for benefit
  payments and fees                     (165,285)                (887,835)                (949,743)
 Other transactions                           11                       45                      646
 Death benefits                          (14,150)                (320,426)                 (12,946)
 Net annuity transactions                     --                       --                  (13,093)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (371,168)              (2,689,626)              (1,163,506)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (110,615)              (1,388,183)                (865,772)
NET ASSETS:
 Beginning of year                     2,144,519               11,003,734                6,762,332
                                    ------------            -------------            -------------
 End of year                          $2,033,904               $9,615,551               $5,896,560
                                    ============            =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              WELLS FARGO
                                              ADVANTAGE VT          FIDELITY(R) VIP
                                                 OMEGA               EQUITY-INCOME
                                              GROWTH FUND              PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(5,200)                $670,132
 Net realized gain (loss) on security
  transactions                                     18,986               (3,165,613)
 Net realized gain on distributions                22,402                3,352,629
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         13,097                6,735,122
                                               ----------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        49,285                7,592,270
                                               ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                             --                  343,129
 Net transfers                                     89,894               (1,528,859)
 Surrenders for benefit payments and
  fees                                            (42,483)              (6,492,193)
 Other transactions                                     2                     (180)
 Death benefits                                        --               (1,012,197)
 Net annuity transactions                              --                     (381)
                                               ----------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 47,413               (8,690,681)
                                               ----------            -------------
 Net increase (decrease) in net assets             96,698               (1,098,411)
NET ASSETS:
 Beginning of year                                237,648               52,466,826
                                               ----------            -------------
 End of year                                     $334,346              $51,368,415
                                               ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP          FIDELITY(R) VIP
                                   GROWTH             CONTRAFUND(R)            MID CAP              VALUE STRATEGIES
                                  PORTFOLIO             PORTFOLIO             PORTFOLIO                PORTFOLIO
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(218,716)          $(1,032,433)            $(795,937)                $(89,749)
 Net realized gain (loss) on
  security transactions               756,790           (11,895,637)             (782,344)                 (48,737)
 Net realized gain on
  distributions                            --                    --             5,237,937                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,768,742            50,117,168             4,755,768                1,828,007
                                -------------        --------------        --------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,306,816            37,189,098             8,415,424                1,689,521
                                -------------        --------------        --------------             ------------
UNIT TRANSACTIONS:
 Purchases                            107,428             1,247,473               274,820                   18,368
 Net transfers                        195,285            (9,507,232)           (2,603,303)                 427,668
 Surrenders for benefit
  payments and fees                (2,329,720)          (30,504,972)           (8,155,074)                (585,961)
 Other transactions                    25,795                 1,905                  (237)                    (310)
 Death benefits                      (113,907)           (3,524,314)             (983,345)                (118,523)
 Net annuity transactions                (378)                8,540                  (896)                   6,971
                                -------------        --------------        --------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,115,497)          (42,278,600)          (11,468,035)                (251,787)
                                -------------        --------------        --------------             ------------
 Net increase (decrease) in
  net assets                          191,319            (5,089,502)           (3,052,611)               1,437,734
NET ASSETS:
 Beginning of year                 18,007,554           266,359,398            68,616,762                6,879,588
                                -------------        --------------        --------------             ------------
 End of year                      $18,198,873          $261,269,896           $65,564,151               $8,317,322
                                =============        ==============        ==============             ============

                                  FIDELITY(R) VIP                                  FRANKLIN
                                  DYNAMIC CAPITAL           FRANKLIN            SMALL-MID CAP
                                    APPRECIATION             INCOME                 GROWTH
                                     PORTFOLIO           SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(15,361)              $2,153                $(34,962)
 Net realized gain (loss) on
  security transactions                   91,262                   89                  43,795
 Net realized gain on
  distributions                               --                   --                 137,077
 Net unrealized appreciation
  (depreciation) of
  investments during the year            215,929                2,120                  22,252
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             291,830                4,362                 168,162
                                    ------------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                 4,229                    2                   2,814
 Net transfers                         2,341,804                   (2)                (49,871)
 Surrenders for benefit
  payments and fees                     (302,002)                  --                (147,784)
 Other transactions                          (25)                  --                      --
 Death benefits                           (4,327)                  --                 (15,189)
 Net annuity transactions                     --                   --                      --
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,039,679                   --                (210,030)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets                           2,331,509                4,362                 (41,868)
NET ASSETS:
 Beginning of year                       890,492               38,675               1,910,667
                                    ------------            ---------            ------------
 End of year                          $3,222,001              $43,037              $1,868,799
                                    ============            =========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                               FRANKLIN              FRANKLIN
                                              SMALL CAP             STRATEGIC
                                                VALUE                 INCOME
                                           SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(6)                $338,986
 Net realized gain (loss) on security
  transactions                                      75                  126,972
 Net realized gain on distributions                 --                    7,251
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         281                  192,317
                                               -------             ------------
 Net increase (decrease) in net assets
  resulting from operations                        350                  665,526
                                               -------             ------------
UNIT TRANSACTIONS:
 Purchases                                          48                       --
 Net transfers                                    (147)                 107,997
 Surrenders for benefit payments and
  fees                                             (24)                (963,526)
 Other transactions                                 --                       (1)
 Death benefits                                     --                 (115,697)
 Net annuity transactions                           --                   (8,203)
                                               -------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (123)                (979,430)
                                               -------             ------------
 Net increase (decrease) in net assets             227                 (313,904)
NET ASSETS:
 Beginning of year                               2,139                6,444,170
                                               -------             ------------
 End of year                                    $2,366               $6,130,266
                                               =======             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING              TEMPLETON             TEMPLETON
                                    MUTUAL SHARES              MARKETS                  GROWTH             GLOBAL BOND
                                   SECURITIES FUND         SECURITIES FUND         SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $11,299                 $(2,430)                 $4,710               $126
 Net realized gain (loss) on
  security transactions                   136,821                  25,376                  (1,264)                 7
 Net realized gain on
  distributions                                --                      --                      --                  4
 Net unrealized appreciation
  (depreciation) of
  investments during the year             465,840                 100,063                 265,628                191
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                              613,960                 123,009                 269,074                328
                                    -------------            ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                  2,394                      --                      --                 --
 Net transfers                           (415,260)               (109,459)                (84,126)                --
 Surrenders for benefit
  payments and fees                      (701,071)                (99,358)               (184,266)               (28)
 Other transactions                           292                      (1)                      1                  1
 Death benefits                           (94,382)                   (729)                (57,774)                --
 Net annuity transactions                  (4,121)                   (539)                     --                 --
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,212,148)               (210,086)               (326,165)               (27)
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets                             (598,188)                (87,077)                (57,091)               301
NET ASSETS:
 Beginning of year                      5,529,443               1,187,502               1,561,871              2,453
                                    -------------            ------------            ------------            -------
 End of year                           $4,931,255              $1,100,425              $1,504,780             $2,754
                                    =============            ============            ============            =======

                                                           HARTFORD            HARTFORD
                                      HARTFORD              TOTAL               CAPITAL
                                      BALANCED           RETURN BOND         APPRECIATION
                                      HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT (2)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $405,363           $9,613,139            $(38,671)
 Net realized gain (loss) on
  security transactions                  (510,435)           2,689,129           2,894,246
 Net realized gain on
  distributions                                --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,875,750            9,014,938           2,562,427
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,770,678           21,317,206           5,418,002
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 78,634            1,308,414             273,560
 Net transfers                            844,156           18,776,470          (1,880,378)
 Surrenders for benefit
  payments and fees                    (3,288,595)         (47,718,286)         (4,134,023)
 Other transactions                           (41)              (5,000)                713
 Death benefits                          (261,329)          (5,982,405)           (581,895)
 Net annuity transactions                      --              (14,966)                 --
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,627,175)         (33,635,773)         (6,322,023)
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                              143,503          (12,318,567)           (904,021)
NET ASSETS:
 Beginning of year                     27,792,117          365,488,161          35,016,638
                                    -------------       --------------       -------------
 End of year                          $27,935,620         $353,169,594         $34,112,617
                                    =============       ==============       =============

(2)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             HARTFORD
                                             DIVIDEND                HARTFORD
                                            AND GROWTH            GLOBAL RESEARCH
                                             HLS FUND                HLS FUND
                                           SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,824,973                $(4,129)
 Net realized gain (loss) on security
  transactions                                (2,816,666)                54,824
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    27,938,789                104,444
                                          --------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   26,947,096                155,139
                                          --------------            -----------
UNIT TRANSACTIONS:
 Purchases                                       992,923                    420
 Net transfers                                (6,883,560)              (145,760)
 Surrenders for benefit payments and
  fees                                       (24,737,929)               (84,342)
 Other transactions                               (1,584)                   140
 Death benefits                               (2,866,012)                (3,983)
 Net annuity transactions                          6,290                     --
                                          --------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (33,489,872)              (233,525)
                                          --------------            -----------
 Net increase (decrease) in net assets        (6,542,776)               (78,386)
NET ASSETS:
 Beginning of year                           235,066,209                982,526
                                          --------------            -----------
 End of year                                $228,523,433               $904,140
                                          ==============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD                                HARTFORD
                                      HARTFORD          DISCIPLINED           HARTFORD             GROWTH
                                   GLOBAL GROWTH           EQUITY              GROWTH           OPPORTUNITIES
                                      HLS FUND            HLS FUND            HLS FUND            HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(47,481)            $(99,563)          $(150,728)          $(521,042)
 Net realized gain (loss) on
  security transactions                 (333,967)           1,031,048              14,981          (1,124,485)
 Net realized gain on
  distributions                               --                   --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,283,881           19,144,681           1,658,489           9,282,896
                                    ------------       --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             902,433           20,076,166           1,522,742           7,637,369
                                    ------------       --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                21,044              455,595              25,756             166,803
 Net transfers                           172,570          (13,145,489)             57,584          (1,969,269)
 Surrenders for benefit
  payments and fees                     (613,345)         (18,044,203)         (1,262,060)         (4,069,130)
 Other transactions                          (22)                (236)                (10)                 12
 Death benefits                          (53,274)          (1,564,612)           (110,151)           (566,022)
 Net annuity transactions                     --               (3,884)              9,023               6,779
                                    ------------       --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (473,027)         (32,302,829)         (1,279,858)         (6,430,827)
                                    ------------       --------------       -------------       -------------
 Net increase (decrease) in
  net assets                             429,406          (12,226,663)            242,884           1,206,542
NET ASSETS:
 Beginning of year                     4,407,422          134,905,100           9,369,157          32,332,675
                                    ------------       --------------       -------------       -------------
 End of year                          $4,836,828         $122,678,437          $9,612,041         $33,539,217
                                    ============       ==============       =============       =============

                                                                              HARTFORD
                                 HARTFORD                 HARTFORD         INTERNATIONAL
                                HIGH YIELD                 INDEX           OPPORTUNITIES
                                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $3,169,491                 $52,591             $269,946
 Net realized gain (loss) on
  security transactions              497,544                (126,477)          (2,712,529)
 Net realized gain on
  distributions                           --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,529,968               1,151,669           13,474,644
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,197,003               1,077,783           11,032,061
                               -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                           167,040                  72,456              360,344
 Net transfers                     3,831,228                 759,716           (3,530,386)
 Surrenders for benefit
  payments and fees               (5,541,402)               (607,361)          (7,882,733)
 Other transactions                     (322)                    (23)                (134)
 Death benefits                     (523,112)                (97,248)          (1,061,558)
 Net annuity transactions               (799)                     --                6,283
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,067,367)                127,540          (12,108,184)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets                       3,129,636               1,205,323           (1,076,123)
NET ASSETS:
 Beginning of year                41,503,447               7,570,255           64,575,173
                               -------------            ------------       --------------
 End of year                     $44,633,083              $8,775,578          $63,499,050
                               =============            ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                 HARTFORD
                                              SMALL/MID CAP              HARTFORD
                                                  EQUITY               MIDCAP VALUE
                                                 HLS FUND                HLS FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(37,356)                $(6,454)
 Net realized gain (loss) on security
  transactions                                      210,909                 192,659
 Net realized gain on distributions                 579,211                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (192,972)                283,122
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         559,792                 469,327
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                            2,361                  53,376
 Net transfers                                     (312,788)                187,490
 Surrenders for benefit payments and
  fees                                             (328,133)               (310,414)
 Other transactions                                      (8)                      5
 Death benefits                                     (33,597)                (26,944)
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (672,165)                (96,487)
                                               ------------            ------------
 Net increase (decrease) in net assets             (112,373)                372,840
NET ASSETS:
 Beginning of year                                4,225,724               2,023,333
                                               ------------            ------------
 End of year                                     $4,113,351              $2,396,173
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                 HARTFORD                 HARTFORD            HARTFORD
                                MONEY MARKET             SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                  HLS FUND                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(960,787)               $(298,851)               $(305,919)            $55,850
 Net realized gain (loss) on
  security transactions                     2                    4,941                  811,996            (340,400)
 Net realized gain on
  distributions                            --                    1,239                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                3,033,492                2,401,034           1,871,497
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (960,785)               2,740,821                2,907,111           1,586,947
                               --------------            -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                            441,244                   90,117                  131,490              78,390
 Net transfers                     21,762,308               (1,155,503)              (1,312,609)           (763,812)
 Surrenders for benefit
  payments and fees               (26,314,483)              (2,209,237)              (2,608,061)         (1,658,361)
 Other transactions                       516                    1,160                     (136)                136
 Death benefits                    (1,062,913)                (329,823)                (261,719)            (50,734)
 Net annuity transactions             (15,796)                      --                       --                  --
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (5,189,124)              (3,603,286)              (4,051,035)         (2,394,381)
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets                       (6,149,909)                (862,465)              (1,143,924)           (807,434)
NET ASSETS:
 Beginning of year                 68,772,800               20,063,654               19,974,710          12,843,263
                               --------------            -------------            -------------       -------------
 End of year                      $62,622,891              $19,201,189              $18,830,786         $12,035,829
                               ==============            =============            =============       =============

                                       HARTFORD
                                   U.S. GOVERNMENT         HARTFORD            AMERICAN FUNDS
                                      SECURITIES             VALUE                  BOND
                                       HLS FUND            HLS FUND               HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,639,444            $325,235                 $198
 Net realized gain (loss) on
  security transactions                   (532,837)           (342,599)                  70
 Net realized gain on
  distributions                                 --                  --                  262
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,636,967           6,880,333                  (59)
                                    --------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,743,574           6,862,969                  471
                                    --------------       -------------            ---------
UNIT TRANSACTIONS:
 Purchases                                 623,456             252,402                  288
 Net transfers                           9,696,749          (3,515,675)               1,096
 Surrenders for benefit
  payments and fees                    (16,830,204)         (5,094,205)                (144)
 Other transactions                         (1,107)                399                   --
 Death benefits                         (2,592,701)           (774,535)                  --
 Net annuity transactions                    4,572                 298                   --
                                    --------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (9,099,235)         (9,131,316)               1,240
                                    --------------       -------------            ---------
 Net increase (decrease) in
  net assets                            (6,355,661)         (2,268,347)               1,711
NET ASSETS:
 Beginning of year                     127,724,502          48,117,113               11,148
                                    --------------       -------------            ---------
 End of year                          $121,368,841         $45,848,766              $12,859
                                    ==============       =============            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS
                                             GLOBAL SMALL       AMERICAN FUNDS
                                            CAPITALIZATION          GROWTH
                                               HLS FUND            HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --                  $(48)
 Net realized gain (loss) on security
  transactions                                     --                   194
 Net realized gain on distributions                 6                    21
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          4                   927
                                                 ----               -------
 Net increase (decrease) in net assets
  resulting from operations                        10                 1,094
                                                 ----               -------
UNIT TRANSACTIONS:
 Purchases                                         --                   168
 Net transfers                                     --                  (377)
 Surrenders for benefit payments and
  fees                                             (2)                  (81)
 Other transactions                                --                    --
 Death benefits                                    --                    --
 Net annuity transactions                          --                    --
                                                 ----               -------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (2)                 (290)
                                                 ----               -------
 Net increase (decrease) in net assets              8                   804
NET ASSETS:
 Beginning of year                                 58                 6,736
                                                 ----               -------
 End of year                                      $66                $7,540
                                                 ====               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS         HUNTINGTON VA           HUNTINGTON VA
                                  INTERNATIONAL             INCOME                 DIVIDEND             HUNTINGTON VA
                                    HLS FUND             EQUITY FUND             CAPTURE FUND            GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $31                  $33,187                 $64,620                $(15,394)
 Net realized gain (loss) on
  security transactions                   29                  (99,761)               (119,820)                (56,285)
 Net realized gain on
  distributions                           --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            742                  215,752                 347,372                 197,708
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             802                  149,178                 292,172                 126,029
                                     -------             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               120                    2,247                  24,022                   3,612
 Net transfers                           (30)                (106,314)                 84,925                (148,086)
 Surrenders for benefit
  payments and fees                      (55)                (270,060)               (601,979)               (264,363)
 Other transactions                       --                        3                       8                       3
 Death benefits                           --                  (17,973)                (19,803)                (13,599)
 Net annuity transactions                 --                       --                      --                      --
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       35                 (392,097)               (512,827)               (422,433)
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             837                 (242,919)               (220,655)               (296,404)
NET ASSETS:
 Beginning of year                     4,740                1,717,361               3,128,247               1,424,532
                                     -------             ------------            ------------            ------------
 End of year                          $5,577               $1,474,442              $2,907,592              $1,128,128
                                     =======             ============            ============            ============

                                   HUNTINGTON VA          HUNTINGTON VA          HUNTINGTON VA
                                      MID CORP               ROTATING            INTERNATIONAL
                                    AMERICA FUND           MARKETS FUND           EQUITY FUND
                                  SUB-ACCOUNT (3)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(40,915)                 $349                 $(5,164)
 Net realized gain (loss) on
  security transactions                 (439,705)              (20,384)                (52,241)
 Net realized gain on
  distributions                          162,641                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            855,608                63,818                 263,933
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             537,629                43,783                 206,528
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                19,817                 3,045                  11,605
 Net transfers                          (371,680)                7,454                 (87,105)
 Surrenders for benefit
  payments and fees                     (610,423)              (99,918)               (231,757)
 Other transactions                           (3)                   --                      (2)
 Death benefits                          (14,842)               (3,957)                (46,349)
 Net annuity transactions                     --                    --                      --
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (977,131)              (93,376)               (353,608)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                            (439,502)              (49,593)               (147,080)
NET ASSETS:
 Beginning of year                     3,603,932               814,562               1,853,756
                                    ------------            ----------            ------------
 End of year                          $3,164,430              $764,969              $1,706,676
                                    ============            ==========            ============

(3) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                     HUNTINGTON VA
                                              HUNTINGTON VA             MORTGAGE
                                             MACRO 100 FUND         SECURITIES FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(6,925)                $10,536
 Net realized gain (loss) on security
  transactions                                     (45,629)                 25,499
 Net realized gain on distributions                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         120,558                 (12,501)
                                               -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         68,004                  23,534
                                               -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                           1,459                   5,887
 Net transfers                                     (27,796)                 29,571
 Surrenders for benefit payments and
  fees                                            (155,542)               (156,316)
 Other transactions                                     (5)                     --
 Death benefits                                     (8,248)                (37,703)
 Net annuity transactions                               --                      --
                                               -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (190,132)               (158,561)
                                               -----------            ------------
 Net increase (decrease) in net assets            (122,128)               (135,027)
NET ASSETS:
 Beginning of year                                 798,307               1,218,939
                                               -----------            ------------
 End of year                                      $676,179              $1,083,912
                                               ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             LORD ABBETT
                                                      LORD ABBETT            CALIBRATED             LORD ABBETT
                                  HUNTINGTON VA       FUNDAMENTAL             DIVIDEND            BOND-DEBENTURE
                                    SITUS FUND        EQUITY FUND            GROWTH FUND               FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT (4)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(53,408)          $(92,950)               $63,648             $1,919,897
 Net realized gain (loss) on
  security transactions                 154,701            175,711                (39,576)               610,943
 Net realized gain on
  distributions                              --            140,314                     --                596,753
 Net unrealized appreciation
  (depreciation) of
  investments during the year           572,750            601,261                522,569              1,815,776
                                   ------------      -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            674,043            824,336                546,641              4,943,369
                                   ------------      -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                               24,667             36,364                  2,148                145,310
 Net transfers                         (189,856)          (235,729)              (413,180)             4,666,568
 Surrenders for benefit
  payments and fees                    (660,652)        (1,112,262)              (589,568)            (7,978,216)
 Other transactions                         (13)              (225)                   165                   (741)
 Death benefits                         (43,177)          (229,691)              (108,726)              (725,633)
 Net annuity transactions                    --                 --                     --                     --
                                   ------------      -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (869,031)        (1,541,543)            (1,109,161)            (3,892,712)
                                   ------------      -------------          -------------          -------------
 Net increase (decrease) in
  net assets                           (194,988)          (717,207)              (562,520)             1,050,657
NET ASSETS:
 Beginning of year                    3,615,217          9,681,032              5,470,318             46,957,622
                                   ------------      -------------          -------------          -------------
 End of year                         $3,420,229         $8,963,825             $4,907,798            $48,008,279
                                   ============      =============          =============          =============


                                LORD ABBETT            LORD ABBETT
                                 GROWTH AND              CLASSIC            MFS(R) CORE
                                INCOME FUND             STOCK FUND          EQUITY FUND
                                SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(437,760)             $(26,801)            $(1,861)
 Net realized gain (loss) on
  security transactions            (3,035,750)               79,944                 992
 Net realized gain on
  distributions                            --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      12,650,163               645,876              32,409
                               --------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        9,176,653               699,019              31,540
                               --------------          ------------          ----------
UNIT TRANSACTIONS:
 Purchases                            468,642                27,593                  --
 Net transfers                     (3,602,523)              (89,123)             51,520
 Surrenders for benefit
  payments and fees                (8,436,731)             (641,443)            (18,502)
 Other transactions                      (133)                 (122)                 --
 Death benefits                    (1,026,550)              (60,596)             (3,004)
 Net annuity transactions              (2,810)                 (295)                 --
                               --------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (12,600,105)             (763,986)             30,014
                               --------------          ------------          ----------
 Net increase (decrease) in
  net assets                       (3,423,452)              (64,967)             61,554
NET ASSETS:
 Beginning of year                 90,901,086             5,473,113             223,290
                               --------------          ------------          ----------
 End of year                      $87,477,634            $5,408,146            $284,844
                               ==============          ============          ==========

(4) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                  MFS(R) INVESTORS
                                                 MFS(R)                GROWTH
                                              GROWTH FUND            STOCK FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(6,828)              $(3,453)
 Net realized gain (loss) on security
  transactions                                     (1,693)                1,528
 Net realized gain on distributions                    --                15,614
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         68,933                30,933
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                        60,412                44,622
                                               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                            264                    --
 Net transfers                                      1,082                11,727
 Surrenders for benefit payments and
  fees                                            (62,811)               (8,712)
 Other transactions                                     1                    --
 Death benefits                                      (567)                   --
 Net annuity transactions                              --                    --
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (62,031)                3,015
                                               ----------            ----------
 Net increase (decrease) in net assets             (1,619)               47,637
NET ASSETS:
 Beginning of year                                393,013               289,529
                                               ----------            ----------
 End of year                                     $391,394              $337,166
                                               ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   INVESCO
                                                                                               VAN KAMPEN V.I.
                                 MFS(R) INVESTORS    MFS(R) TOTAL             MFS(R)              EQUITY AND
                                    TRUST FUND        RETURN FUND           VALUE FUND           INCOME FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(6,447)            $48,611                $31                 $11,376
 Net realized gain (loss) on
  security transactions                 20,949              51,745                165                     831
 Net realized gain on
  distributions                             --                  --                 55                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           90,145             399,109                735                 372,549
                                    ----------       -------------            -------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           104,647             499,465                986                 384,756
                                    ----------       -------------            -------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                  --                168                      --
 Net transfers                         (13,797)            (72,170)              (611)                (67,351)
 Surrenders for benefit
  payments and fees                    (54,507)           (953,344)               (80)               (569,663)
 Other transactions                          1                 739                 --                      (3)
 Death benefits                        (18,342)           (168,470)                --                 (58,055)
 Net annuity transactions                   --             (22,089)                --                 (64,114)
                                    ----------       -------------            -------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (86,645)         (1,215,334)              (523)               (759,186)
                                    ----------       -------------            -------            ------------
 Net increase (decrease) in
  net assets                            18,002            (715,869)               463                (374,430)
NET ASSETS:
 Beginning of year                     643,731           5,823,005              6,937               3,754,955
                                    ----------       -------------            -------            ------------
 End of year                          $661,733          $5,107,136             $7,400              $3,380,525
                                    ==========       =============            =======            ============


                                   UIF CORE PLUS           UIF EMERGING           UIF EMERGING
                                    FIXED INCOME           MARKETS DEBT          MARKETS EQUITY
                                     PORTFOLIO              PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $150,056                $7,305                $(348,895)
 Net realized gain (loss) on
  security transactions                  (51,168)               15,473               (1,944,968)
 Net realized gain on
  distributions                               --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            295,706                72,976                5,998,002
                                    ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             394,594                95,754                3,704,139
                                    ------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                14,988                 1,288                  144,855
 Net transfers                           105,676                35,391                 (430,554)
 Surrenders for benefit
  payments and fees                     (739,137)              (85,239)              (2,938,259)
 Other transactions                            1                    (1)                    (695)
 Death benefits                          (13,695)               (3,335)                (438,881)
 Net annuity transactions                     --                    --                  (43,129)
                                    ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (632,167)              (51,896)              (3,706,663)
                                    ------------            ----------            -------------
 Net increase (decrease) in
  net assets                            (237,573)               43,858                   (2,524)
NET ASSETS:
 Beginning of year                     5,383,928               609,925               22,392,079
                                    ------------            ----------            -------------
 End of year                          $5,146,355              $653,783              $22,389,555
                                    ============            ==========            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                      INVESCO
                                           UIF MID CAP            VAN KAMPEN V.I.
                                             GROWTH                  AMERICAN
                                            PORTFOLIO               VALUE FUND
                                           SUB-ACCOUNT            SUB-ACCOUNT (5)
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(158,773)                $(99,596)
 Net realized gain (loss) on security
  transactions                                 (422,173)                (505,595)
 Net realized gain on distributions           1,283,189                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       42,050                2,242,725
                                          -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                     744,293                1,637,534
                                          -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                       36,424                   43,077
 Net transfers                               (1,536,046)                 283,369
 Surrenders for benefit payments and
  fees                                       (1,003,446)              (1,258,540)
 Other transactions                                  (6)                    (502)
 Death benefits                                (133,927)                (165,405)
 Net annuity transactions                            --                   (3,783)
                                          -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (2,637,001)              (1,101,784)
                                          -------------            -------------
 Net increase (decrease) in net assets       (1,892,708)                 535,750
NET ASSETS:
 Beginning of year                           11,141,959               10,834,337
                                          -------------            -------------
 End of year                                 $9,249,251              $11,370,087
                                          =============            =============

(5) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           MORGAN STANLEY          MORGAN STANLEY
                                   MORGAN STANLEY            MULTI CAP                MID CAP              MORGAN STANLEY
                                    FOCUS GROWTH               GROWTH                  GROWTH             FLEXIBLE INCOME
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(97,051)               $(26,724)               $(32,315)                $80,610
 Net realized gain (loss) on
  security transactions                  402,379                  55,810                 172,438                (132,103)
 Net realized gain on
  distributions                          224,185                 119,315                 166,891                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            267,278                  13,482                (159,048)                227,682
                                    ------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             796,791                 161,883                 147,966                 176,189
                                    ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   200                      --                     960                      --
 Net transfers                          (137,403)                 (2,111)                 16,150                   9,312
 Surrenders for benefit
  payments and fees                     (557,165)               (125,077)               (179,735)               (225,936)
 Other transactions                       (1,296)                     58                     144                     (12)
 Death benefits                         (229,493)                (21,297)                (62,050)                (61,976)
 Net annuity transactions                (43,568)                (10,837)                (15,049)                   (886)
                                    ------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (968,725)               (159,264)               (239,580)               (279,498)
                                    ------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (171,934)                  2,619                 (91,614)               (103,309)
NET ASSETS:
 Beginning of year                     6,511,102               1,700,079               2,180,534               1,709,293
                                    ------------            ------------            ------------            ------------
 End of year                          $6,339,168              $1,702,698              $2,088,920              $1,605,984
                                    ============            ============            ============            ============

                                                                                    MORGAN STANLEY
                                   MORGAN STANLEY          MORGAN STANLEY               GLOBAL
                                       GROWTH               MONEY MARKET            INFRASTRUCTURE
                                     PORTFOLIO                PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,603)               $(100,970)                $17,507
 Net realized gain (loss) on
  security transactions                  191,571                       --                 219,501
 Net realized gain on
  distributions                           61,992                       --                 236,496
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (64,754)                      --                 (87,407)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             167,206                 (100,970)                386,097
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                       --                      --
 Net transfers                          (142,882)                 492,211                  19,711
 Surrenders for benefit
  payments and fees                     (175,170)              (1,214,221)               (375,167)
 Other transactions                           13                        4                     858
 Death benefits                          (55,662)                 (35,925)                (53,116)
 Net annuity transactions                 (1,485)                 (24,454)                (24,178)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (375,186)                (782,385)               (431,892)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (207,980)                (883,355)                (45,795)
NET ASSETS:
 Beginning of year                     1,423,618                6,808,088               2,582,134
                                    ------------            -------------            ------------
 End of year                          $1,215,638               $5,924,733              $2,536,339
                                    ============            =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              INVESCO V.I.          UIF SMALL
                                            EQUALLY-WEIGHTED      COMPANY GROWTH
                                              S&P 500 FUND          PORTFOLIO
                                            SUB-ACCOUNT (6)        SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(3,570)            $(5,609)
 Net realized gain (loss) on security
  transactions                                    312,314               4,998
 Net realized gain on distributions               968,423               4,830
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (239,049)             25,885
                                               ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     1,038,118              30,104
                                               ----------            --------
UNIT TRANSACTIONS:
 Purchases                                          2,250                  --
 Net transfers                                   (177,477)             23,695
 Surrenders for benefit payments and
  fees                                           (887,868)            (24,399)
 Other transactions                                   (16)                 --
 Death benefits                                  (172,066)                 --
 Net annuity transactions                         (69,676)                 --
                                               ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,304,853)               (704)
                                               ----------            --------
 Net increase (decrease) in net assets           (266,735)             29,400
NET ASSETS:
 Beginning of year                              7,452,258             235,982
                                               ----------            --------
 End of year                                   $7,185,523            $265,382
                                               ==========            ========

(6) Formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund. Change effective April 30, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   OPPENHEIMER
                                     UIF GLOBAL        WILMINGTON MANAGED        OPPENHEIMER         CAPITAL
                                     FRANCHISE         ALLOCATION FUND --      SMALL-& MID-CAP     APPRECIATION
                                     PORTFOLIO         MODERATE GROWTH II       GROWTH FUND/VA       FUND/VA
                                    SUB-ACCOUNT        SUB-ACCOUNT (7)(8)        SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,142               $(11,102)              $(75,079)        $(435,962)
 Net realized gain (loss) on
  security transactions                 31,401               (425,689)               167,926           776,695
 Net realized gain on
  distributions                         15,163                     --                     --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       14,593                466,086                647,996         4,373,704
                                      --------             ----------             ----------       -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            62,299                 29,295                740,843         4,714,437
                                      --------             ----------             ----------       -----------
UNIT TRANSACTIONS:
 Purchases                                  --                  1,000                 11,200           131,566
 Net transfers                         (57,160)            (2,266,524)              (692,806)       (1,982,544)
 Surrenders for benefit
  payments and fees                    (31,371)              (122,235)              (728,419)       (4,821,829)
 Other transactions                          1                     15                   (118)               (6)
 Death benefits                             --                (85,922)               (17,474)         (488,678)
 Net annuity transactions                   --                     --                     --            10,915
                                      --------             ----------             ----------       -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (88,530)            (2,473,666)            (1,427,617)       (7,150,576)
                                      --------             ----------             ----------       -----------
 Net increase (decrease) in net
  assets                               (26,231)            (2,444,371)              (686,774)       (2,436,139)
NET ASSETS:
 Beginning of year                     460,262              2,444,371              5,227,964        39,735,535
                                      --------             ----------             ----------       -----------
 End of year                          $434,031                   $ --             $4,541,190       $37,299,396
                                      ========             ==========             ==========       ===========

                                                                                    OPPENHEIMER
                                      OPPENHEIMER            OPPENHEIMER            MAIN STREET
                                   GLOBAL SECURITIES         MAIN STREET         SMALL- & MID-CAP
                                        FUND/VA               FUND(R)/VA              FUND/VA
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $711,804              $(75,562)             $(601,142)
 Net realized gain (loss) on
  security transactions                 (3,859,478)               26,879                655,593
 Net realized gain on
  distributions                                 --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       27,441,020             1,100,490              7,533,500
                                      ------------            ----------            -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            24,293,346             1,051,807              7,587,951
                                      ------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 631,516                35,041                190,221
 Net transfers                          (7,843,751)              (67,247)            (3,622,699)
 Surrenders for benefit
  payments and fees                    (12,631,552)             (958,708)            (5,972,286)
 Other transactions                          4,799                  (103)                  (161)
 Death benefits                         (1,797,886)             (178,922)              (715,835)
 Net annuity transactions                    4,381                    --                 10,037
                                      ------------            ----------            -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (21,632,493)           (1,169,939)           (10,110,723)
                                      ------------            ----------            -----------
 Net increase (decrease) in net
  assets                                 2,660,853              (118,132)            (2,522,772)
NET ASSETS:
 Beginning of year                     136,665,343             7,332,939             52,056,918
                                      ------------            ----------            -----------
 End of year                          $139,326,196            $7,214,807            $49,534,146
                                      ============            ==========            ===========

(7) Formerly MTB Managed Allocation Fund -- Moderate Growth II. Change effective March 9, 2012.

(8) Effective September 28, 2012 Wilmington Managed Allocation Fund -- Moderate Growth II was liquidated.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            PUTNAM VT                PUTNAM VT
                                           DIVERSIFIED             GLOBAL ASSET
                                           INCOME FUND            ALLOCATION FUND
                                           SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $1,844,122                 $(56,414)
 Net realized gain (loss) on security
  transactions                               (1,276,636)                  35,845
 Net realized gain on distributions                  --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    3,581,600                  940,941
                                          -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                   4,149,086                  920,372
                                          -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                      119,374                    6,150
 Net transfers                                  507,518                 (101,187)
 Surrenders for benefit payments and
  fees                                       (5,270,942)                (835,155)
 Other transactions                                (183)                     (13)
 Death benefits                                (829,795)                 (72,896)
 Net annuity transactions                         4,025                       --
                                          -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (5,470,003)              (1,003,101)
                                          -------------            -------------
 Net increase (decrease) in net assets       (1,320,917)                 (82,729)
NET ASSETS:
 Beginning of year                           43,968,750                7,751,023
                                          -------------            -------------
 End of year                                $42,647,833               $7,668,294
                                          =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT             PUTNAM VT         PUTNAM VT
                                    GROWTH AND          INTERNATIONAL     INTERNATIONAL           PUTNAM VT
                                   INCOME FUND           VALUE FUND        EQUITY FUND          INVESTORS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $11,342              $11,261           $320,617              $(28,117)
 Net realized gain (loss) on
  security transactions                (510,609)             (58,451)        (6,347,851)             (218,905)
 Net realized gain on
  distributions                              --                   --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,186,960              186,932         13,873,840             4,000,860
                                   ------------          -----------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            687,693              139,742          7,846,606             3,753,838
                                   ------------          -----------      -------------          ------------
UNIT TRANSACTIONS:
 Purchases                                8,158                7,938            162,021                87,817
 Net transfers                          (20,889)              97,163         (1,645,659)           (2,470,186)
 Surrenders for benefit
  payments and fees                    (496,141)            (129,373)        (5,379,120)           (2,795,195)
 Other transactions                         126                  617               (304)                  338
 Death benefits                          (7,699)                  --           (473,468)             (321,764)
 Net annuity transactions                11,648                   --               (975)                   --
                                   ------------          -----------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (504,797)             (23,655)        (7,337,505)           (5,498,990)
                                   ------------          -----------      -------------          ------------
 Net increase (decrease) in
  net assets                            182,896              116,087            509,101            (1,745,152)
NET ASSETS:
 Beginning of year                    4,159,485              809,485         41,027,803            26,311,391
                                   ------------          -----------      -------------          ------------
 End of year                         $4,342,381             $925,572        $41,536,904           $24,566,239
                                   ============          ===========      =============          ============

                                    PUTNAM VT         PUTNAM VT             PUTNAM VT
                                    MULTI-CAP         SMALL CAP           GEORGE PUTNAM
                                   GROWTH FUND       VALUE FUND           BALANCED FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(11,784)         $(350,374)              $17,682
 Net realized gain (loss) on
  security transactions                 39,395         (4,974,654)             (502,545)
 Net realized gain on
  distributions                             --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           98,059         10,206,226               920,787
                                   -----------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           125,670          4,881,198               435,924
                                   -----------      -------------          ------------
UNIT TRANSACTIONS:
 Purchases                               4,387            119,014                 2,384
 Net transfers                          66,960         (2,369,436)             (241,886)
 Surrenders for benefit
  payments and fees                   (100,968)        (4,046,827)             (477,880)
 Other transactions                        260               (208)                   --
 Death benefits                        (15,415)          (296,868)               (1,966)
 Net annuity transactions                   --               (830)                   --
                                   -----------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (44,776)        (6,595,155)             (719,348)
                                   -----------      -------------          ------------
 Net increase (decrease) in
  net assets                            80,894         (1,713,957)             (283,424)
NET ASSETS:
 Beginning of year                     815,061         34,025,474             4,200,709
                                   -----------      -------------          ------------
 End of year                          $895,955        $32,311,517            $3,917,285
                                   ===========      =============          ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                        PUTNAM VT               PIONEER
                                                PUTNAM VT                 EQUITY                FUND VCT
                                               VOYAGER FUND            INCOME FUND             PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(45,325)                $51,704               $(1,397)
 Net realized gain (loss) on security
  transactions                                      282,914                 648,166                     7
 Net realized gain on distributions                      --                      --                 6,017
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          186,872                 421,725                10,063
                                               ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         424,461               1,121,595                14,690
                                               ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                            2,376                  37,470                    --
 Net transfers                                     (358,954)                 36,503               (13,754)
 Surrenders for benefit payments and
  fees                                             (388,680)               (858,098)              (16,578)
 Other transactions                                     533                     (22)                   --
 Death benefits                                     (45,598)                (62,403)               (5,521)
 Net annuity transactions                              (875)                     --                    --
                                               ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (791,198)               (846,550)              (35,853)
                                               ------------            ------------            ----------
 Net increase (decrease) in net assets             (366,737)                275,045               (21,163)
NET ASSETS:
 Beginning of year                                3,796,836               6,712,687               196,659
                                               ------------            ------------            ----------
 End of year                                     $3,430,099              $6,987,732              $175,496
                                               ============            ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                                          INVESCO               INVESCO
                                   VAN KAMPEN V.I.              INVESCO             VAN KAMPEN V.I.       VAN KAMPEN V.I.
                                     GROWTH AND             VAN KAMPEN V.I.             AMERICAN              MID CAP
                                     INCOME FUND             COMSTOCK FUND           FRANCHISE FUND         GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (9)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(60,738)                 $(47,392)              $(3,621)              $(3,907)
 Net realized gain (loss) on
  security transactions                  (291,350)                 (903,247)               17,575               (11,176)
 Net realized gain on
  distributions                                --                        --                    --                11,037
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,038,983                 8,169,145                 3,910                19,808
                                    -------------            --------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,686,895                 7,218,506                17,864                15,762
                                    -------------            --------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 65,673                   206,939                    --                    --
 Net transfers                           (727,472)               (2,891,421)                   66                50,632
 Surrenders for benefit
  payments and fees                    (3,489,227)               (7,129,498)              (26,866)              (46,202)
 Other transactions                           (46)                    7,176                     1                    --
 Death benefits                          (300,663)                 (548,363)                   --                    --
 Net annuity transactions                    (746)                     (495)                   --                    --
                                    -------------            --------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,452,481)              (10,355,662)              (26,799)                4,430
                                    -------------            --------------            ----------            ----------
 Net increase (decrease) in
  net assets                             (765,586)               (3,137,156)               (8,935)               20,192
NET ASSETS:
 Beginning of year                     30,611,144                46,111,750               172,263               174,494
                                    -------------            --------------            ----------            ----------
 End of year                          $29,845,558               $42,974,594              $163,328              $194,686
                                    =============            ==============            ==========            ==========

                                   WELLS FARGO         WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT        ADVANTAGE VT          ADVANTAGE VT
                                  TOTAL RETURN          INTRINSIC          INTERNATIONAL
                                    BOND FUND          VALUE FUND           EQUITY FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $46               $(12)                 $1,552
 Net realized gain (loss) on
  security transactions                    14                 51                 (20,333)
 Net realized gain on
  distributions                           892                 --                 107,671
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,246                585                  81,293
                                    ---------            -------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,198                624                 170,183
                                    ---------            -------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                 --                   2,448
 Net transfers                             --               (159)                 82,767
 Surrenders for benefit
  payments and fees                        (1)                --                (230,530)
 Other transactions                         3                 --                       8
 Death benefits                            --                 --                 (18,396)
 Net annuity transactions                  --                 --                      --
                                    ---------            -------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         2               (159)               (163,703)
                                    ---------            -------            ------------
 Net increase (decrease) in
  net assets                            2,200                465                   6,480
NET ASSETS:
 Beginning of year                     47,016              3,598               1,517,493
                                    ---------            -------            ------------
 End of year                          $49,216             $4,063              $1,523,973
                                    =========            =======            ============

(9) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                               WELLS FARGO              WELLS FARGO
                                               ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                                SMALL CAP                SMALL CAP             ADVANTAGE VT
                                               GROWTH FUND              VALUE FUND           OPPORTUNITY FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(41,717)                $(31,533)              $(2,585)
 Net realized gain (loss) on security
  transactions                                      168,856                  348,352                 5,407
 Net realized gain on distributions                 119,792                       --                   101
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (73,330)                 493,434                33,861
                                               ------------            -------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         173,601                  810,253                36,784
                                               ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                           12,303                   23,934                 3,274
 Net transfers                                     (213,284)                (653,441)              (16,744)
 Surrenders for benefit payments and
  fees                                             (338,391)                (852,857)               (8,533)
 Other transactions                                      (2)                      10                    --
 Death benefits                                    (100,979)                (155,493)               (9,829)
 Net annuity transactions                                --                       --                    --
                                               ------------            -------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (640,353)              (1,637,847)              (31,832)
                                               ------------            -------------            ----------
 Net increase (decrease) in net assets             (466,752)                (827,594)                4,952
NET ASSETS:
 Beginning of year                                2,753,528                7,026,045               273,811
                                               ------------            -------------            ----------
 End of year                                     $2,286,776               $6,198,451              $278,763
                                               ============            =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Money Market Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Sterling Capital Strategic Allocation Equity VIF++, Sterling Capital Equity Income Variable Insurance Fund (formerly Sterling Capital Select Equity VIF), Sterling Capital Special Opportunities VIF, Sterling Capital Total Return Bond VIF, Wells Fargo Advantage VT Omega Growth Fund, Fidelity(R) VIP Equity-Income Portfolio, Fidelity(R) VIP Growth Portfolio, Fidelity(R) VIP Contrafund(R) Portfolio, Fidelity(R) VIP Mid Cap Portfolio, Fidelity(R) VIP Value Strategies Portfolio, Fidelity(R) VIP Dynamic Capital Appreciation Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Bond HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds International HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund (merged with Huntington VA Macro 100 Fund), Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond-Debenture Fund, Lord Abbett Growth and Income Fund, Lord Abbett Classic Stock Fund, MFS(R) Core Equity Fund, MFS(R) Growth Fund, MFS(R) Investors Growth Stock Fund, MFS(R) Investors Trust Fund, MFS(R) Total Return Fund, MFS(R) Value Fund, Invesco V.I. Equity and Income Fund (formerly Invesco Van Kampen V.I. Equity and Income Fund), UIF Core Plus Fixed Income Portfolio (merged with Morgan Stanley Flexible Income Portfolio), UIF Emerging Markets Debt Portfolio, UIF Emerging Markets Equity Portfolio, UIF Growth Portfolio (merged with Morgan Stanley Focus Growth Portfolio) (merged with Morgan Stanley Multi Cap Growth Portfolio) (merged with Morgan Stanley Growth Portfolio), UIF Mid Cap Growth Portfolio, Invesco V.I. American Value Fund (formerly Invesco Van Kampen V.I. American Value Fund), Morgan Stanley Mid Cap Growth Portfolio, Morgan Stanley Money Market Portfolio, Morgan Stanley Global Infrastructure Portfolio, Invesco V.I. Equally-Weighted S&P 500 Fund, UIF Small Company Growth Portfolio, UIF Global Franchise Portfolio, Oppenheimer Discovery Mid Cap Growth Fund/VA (formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA (formerly Oppenheimer Global Securities Fund/VA), Oppenheimer Main Street Fund(R)/VA, Oppenheimer Main Street Small Cap Fund/VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth and Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund, Pioneer Fund VCT Portfolio, Invesco V.I. Growth and Income Fund (formerly Invesco Van Kampen V.I. Growth and Income Fund), Invesco V.I. Comstock Fund (formerly Invesco Van

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    Kampen V.I. Comstock Fund), Invesco V.I. American Franchise (formerly Invesco Van Kampen V.I. American Franchise Fund), Invesco V.I. Mid Cap Growth Fund (formerly Invesco Van Kampen V.I. Mid Cap Growth Fund), Wells Fargo Advantage VT Total Return Bond Fund*, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

++     During 2013, the following Sub-Account was liquidated:
       Sterling Capital Strategic Allocation Equity VIF.
* This fund was not funded as of December 31, 2013, and as a result, it is not presented in the statements of assets and liabilities.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2013 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk).

-------------------------------------------------------------------------------

       Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2013, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the years ended December 31, 2013 and 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2013. The 2007 through 2013 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) MERGED FUNDS -- The results of Merged Funds ("Merged Funds") are combined with the results of the surviving Fund in the Statement of Operations and Statement of Changes in Net Assets.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-Account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.60% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       c) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                            $2,427,398     $17,726,916
AllianceBernstein VPS International Value
 Portfolio                                             7,687,803      38,188,703
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                             4,659,255       7,666,299
AllianceBernstein VPS Value Portfolio                  2,861,486      21,015,629
AllianceBernstein VPS International Growth
 Portfolio                                               546,653       1,931,540
Invesco V.I. Government Securities Fund                   34,878          49,856
Invesco V.I. High Yield Fund                              85,159         247,366
Invesco V.I. International Growth Fund                       369             423
Invesco V.I. Diversified Dividend Fund                   681,735       2,360,316
Invesco V.I. Money Market Fund                        21,905,043      13,867,173
American Funds Global Growth Fund                        716,233       1,392,155
American Funds Growth Fund                             1,608,391       4,363,505

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
American Funds Growth-Income Fund                     $1,562,036      $4,051,566
American Funds International Fund                        381,500       1,224,575
American Funds Global Small Capitalization Fund           95,938         355,120
Sterling Capital Strategic Allocation Equity
 VIF*                                                        308         549,365
Sterling Capital Equity Income Variable Insurance
 Fund*                                                   541,355         533,468
Sterling Capital Special Opportunities VIF             1,532,090       3,604,463
Sterling Capital Total Return Bond VIF                   738,709       2,084,202
Wells Fargo Advantage VT Omega Growth Fund               229,792         103,789
Fidelity(R) VIP Equity-Income Portfolio                7,527,994      22,564,612
Fidelity(R) VIP Growth Portfolio                       2,240,414       8,728,922
Fidelity(R) VIP Contrafund(R) Portfolio               10,087,026     112,912,152
Fidelity(R) VIP Mid Cap Portfolio                     12,307,584      28,242,079
Fidelity(R) VIP Value Strategies Portfolio             1,627,490       4,313,277
Fidelity(R) VIP Dynamic Capital Appreciation
 Portfolio                                             1,266,919       1,806,385
Franklin Income Securities Fund                            7,136             478
Franklin Small-Mid Cap Growth Securities Fund            285,337         721,654
Franklin Small Cap Value Securities Fund                     118             394
Franklin Strategic Income Securities Fund                761,156       1,640,001
Mutual Shares Securities Fund                            251,668       1,587,241
Templeton Developing Markets Securities Fund             111,605         501,630
Templeton Growth Securities Fund                         145,556         558,988
Templeton Global Bond Securities Fund                        157              63
Hartford Balanced HLS Fund                             4,737,858      11,566,394
Hartford Total Return Bond HLS Fund                   89,600,019     107,045,612
Hartford Capital Appreciation HLS Fund                13,475,982      16,048,416
Hartford Dividend and Growth HLS Fund                 18,116,705      98,022,561
Hartford Global Research HLS Fund                        343,839         385,937
Hartford Global Growth HLS Fund                          979,646       2,634,708
Hartford Disciplined Equity HLS Fund                   7,004,383      55,880,139
Hartford Growth HLS Fund                                 787,516       4,221,707
Hartford Growth Opportunities HLS Fund                 6,048,853      13,349,516
Hartford High Yield HLS Fund                           8,218,572      20,866,092
Hartford Index HLS Fund                                2,550,196       5,075,029
Hartford International Opportunities HLS Fund         14,305,034      20,337,493
Hartford Small/Mid Cap Equity HLS Fund                 1,680,104       2,450,082
Hartford MidCap Value HLS Fund                         2,322,924       2,282,566
Hartford Ultrashort Bond HLS Fund*                    43,526,894      69,504,483
Hartford Small Company HLS Fund                        6,189,613       7,809,496
Hartford SmallCap Growth HLS Fund                      7,179,499      11,160,279
Hartford Stock HLS Fund                                1,032,071       5,274,557
Hartford U.S. Government Securities HLS Fund          17,178,745      50,054,905
Hartford Value HLS Fund                                4,759,305      17,414,964
American Funds Bond HLS Fund                               2,965             310
American Funds Global Small Capitalization HLS
 Fund                                                          8               2
American Funds Growth HLS Fund                               487             710
American Funds International HLS Fund                        540             622
Huntington VA Income Equity Fund                          58,780         601,727
Huntington VA Dividend Capture Fund*                     914,565       2,019,990
Huntington VA Growth Fund                                 35,693         365,209

-------------------------------------------------------------------------------

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
Huntington VA Mid Corp America Fund                     $217,701      $1,186,850
Huntington VA Rotating Markets Fund                      181,071         241,180
Huntington VA International Equity Fund                   49,402         491,042
Huntington VA Mortgage Securities Fund                   108,811         337,905
Huntington VA Situs Fund                                 116,554       1,339,663
Lord Abbett Fundamental Equity Fund                    7,232,692       3,908,507
Lord Abbett Calibrated Dividend Growth Fund            1,431,958       2,236,488
Lord Abbett Bond-Debenture Fund                        7,781,748      19,624,385
Lord Abbett Growth and Income Fund                     7,304,814      37,470,684
Lord Abbett Classic Stock Fund                           972,209       2,444,301
MFS(R) Core Equity Fund                                  277,357         168,282
MFS(R) Growth Fund                                       178,383         276,367
MFS(R) Investors Growth Stock Fund                        22,112          34,754
MFS(R) Investors Trust Fund                               16,168         235,096
MFS(R) Total Return Fund                                 537,339       1,585,312
MFS(R) Value Fund                                            536             955
Invesco V.I. Equity and Income Fund*                      50,624       1,067,660
UIF Core Plus Fixed Income Portfolio*                  1,980,971       3,578,274
UIF Emerging Markets Debt Portfolio                       71,595         162,363
UIF Emerging Markets Equity Portfolio                  1,844,474       8,888,062
UIF Growth Portfolio*                                 10,665,848      12,056,836
UIF Mid Cap Growth Portfolio                           1,357,858       5,079,902
Invesco V.I. American Value Fund*                      1,678,001       6,032,981
Morgan Stanley Mid Cap Growth Portfolio                   43,239         484,140
Morgan Stanley Money Market Portfolio                  2,623,875       3,743,109
Morgan Stanley Global Infrastructure Portfolio           327,365         811,463
Invesco V.I. Equally-Weighted S&P 500 Fund             1,437,907       2,259,789
UIF Small Company Growth Portfolio                        26,832         123,670
UIF Global Franchise Portfolio                            62,658          43,227
Oppenheimer Discovery Mid Cap Growth Fund/VA*            558,231       2,187,504
Oppenheimer Capital Appreciation Fund/VA               1,926,888      16,905,500
Oppenheimer Global Fund/VA*                            6,932,144      59,974,825
Oppenheimer Main Street Fund(R)/VA                       498,217       2,844,509
Oppenheimer Main Street Small Cap Fund/VA*             3,098,445      25,699,098
Putnam VT Diversified Income Fund                      5,028,295      18,152,712
Putnam VT Global Asset Allocation Fund                   827,938       3,746,150
Putnam VT Growth and Income Fund                         694,184       1,648,550
Putnam VT International Value Fund                     3,846,995       1,071,439
Putnam VT International Equity Fund                    2,495,327      20,190,536
Putnam VT Investors Fund                               1,714,573      12,316,803
Putnam VT Multi-Cap Growth Fund                        4,441,318         967,421
Putnam VT Small Cap Value Fund                         2,170,463      18,002,446
Putnam VT George Putnam Balanced Fund                    270,033       1,885,885
Putnam VT Voyager Fund                                   909,461       1,540,965
Putnam VT Equity Income Fund                           2,695,350       3,945,426
Pioneer Fund VCT Portfolio                                 9,048          63,553
Invesco V.I. Growth and Income Fund*                   2,097,494      15,166,050
Invesco V.I. Comstock Fund*                            2,962,562      20,848,813
Invesco V.I. American Franchise*                          44,201          92,979

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund*                        $65,136        $163,715
Wells Fargo Advantage VT Total Return Bond Fund*             213          49,247
Wells Fargo Advantage VT Intrinsic Value Fund                175             203
Wells Fargo Advantage VT International Equity
 Fund                                                    336,482         416,881
Wells Fargo Advantage VT Small Cap Growth Fund           300,724       1,055,970
Wells Fargo Advantage VT Small Cap Value Fund            522,489       1,794,487
Wells Fargo Advantage VT Opportunity Fund                  1,221          56,488

*   See Note 1 for additional information related to this Sub-Account.

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio             176,864     1,352,248     (1,175,384)
AllianceBernstein VPS
 International Value Portfolio         435,481     4,001,392     (3,565,911)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                   225,960       450,651       (224,691)
AllianceBernstein VPS Value
 Portfolio                             182,457     1,812,643     (1,630,186)
AllianceBernstein VPS
 International Growth Portfolio         61,771       235,513       (173,742)
Invesco V.I. Government
 Securities Fund                         2,588         4,309         (1,721)
Invesco V.I. High Yield Fund             5,605        20,933        (15,328)
Invesco V.I. International
 Growth Fund                                32            35             (3)
Invesco V.I. Diversified
 Dividend Fund                          41,933       173,513       (131,580)
Invesco V.I. Money Market Fund       2,215,385     1,404,915        810,470
American Funds Global Growth
 Fund                                   43,271        83,638        (40,367)
American Funds Growth Fund             124,852       396,510       (271,658)
American Funds Growth-Income
 Fund                                   97,812       252,919       (155,107)
American Funds International
 Fund                                   27,637       122,161        (94,524)
American Funds Global Small
 Capitalization Fund                     5,289        17,243        (11,954)
Sterling Capital Strategic
 Allocation Equity VIF*                     37       481,033       (480,996)
Sterling Capital Equity Income
 Variable Insurance Fund*              325,085       327,968         (2,883)
Sterling Capital Special
 Opportunities VIF                     214,402     1,543,760     (1,329,358)
Sterling Capital Total Return
 Bond VIF                              292,681     1,472,918     (1,180,237)
Wells Fargo Advantage VT Omega
 Growth Fund                           156,582        80,915         75,667
Fidelity(R) VIP Equity-Income
 Portfolio                             280,624     1,662,282     (1,381,658)
Fidelity(R) VIP Growth Portfolio       156,543       595,229       (438,686)
Fidelity(R) VIP Contrafund(R)
 Portfolio                             540,824     7,011,332     (6,470,508)
Fidelity(R) VIP Mid Cap
 Portfolio                             280,359     1,624,610     (1,344,251)
Fidelity(R) VIP Value Strategies
 Portfolio                             109,075       288,399       (179,324)
Fidelity(R) VIP Dynamic Capital
 Appreciation Portfolio                 88,486       152,075        (63,589)
Franklin Income Securities Fund            328            --            328
Franklin Small-Mid Cap Growth
 Securities Fund                        12,018        81,905        (69,887)
Franklin Small Cap Value
 Securities Fund                             3            26            (23)
Franklin Strategic Income
 Securities Fund                        17,031        76,593        (59,562)
Mutual Shares Securities Fund            9,121       151,224       (142,103)
Templeton Developing Markets
 Securities Fund                         4,579        37,841        (33,262)
Templeton Growth Securities Fund         7,030        38,114        (31,084)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Templeton Global Bond Securities
 Fund                                       --             2             (2)
Hartford Balanced HLS Fund           2,527,995     6,535,408     (4,007,413)
Hartford Total Return Bond HLS
 Fund                               33,176,148    48,038,120    (14,861,972)
Hartford Capital Appreciation
 HLS Fund                              871,826     1,060,564       (188,738)
Hartford Dividend and Growth HLS
 Fund                                3,473,841    42,716,474    (39,242,633)
Hartford Global Research HLS
 Fund                                   27,103        31,673         (4,570)
Hartford Global Growth HLS Fund        424,684     1,379,743       (955,059)
Hartford Disciplined Equity HLS
 Fund                                2,403,209    34,140,854    (31,737,645)
Hartford Growth HLS Fund               403,459     2,505,010     (2,101,551)
Hartford Growth Opportunities
 HLS Fund                            2,469,443     5,976,301     (3,506,858)
Hartford High Yield HLS Fund         2,188,093     9,510,035     (7,321,942)
Hartford Index HLS Fund              1,557,909     2,822,777     (1,264,868)
Hartford International
 Opportunities HLS Fund              7,219,347    11,283,087     (4,063,740)
Hartford Small/Mid Cap Equity
 HLS Fund                              104,547       196,623        (92,076)
Hartford MidCap Value HLS Fund         147,906       140,121          7,785
Hartford Ultrashort Bond HLS
 Fund*                              35,469,870    56,428,959    (20,959,089)
Hartford Small Company HLS Fund      1,919,878     3,211,439     (1,291,561)
Hartford SmallCap Growth HLS
 Fund                                2,003,240     4,887,561     (2,884,321)
Hartford Stock HLS Fund                544,646     3,258,412     (2,713,766)
Hartford U.S. Government
 Securities HLS Fund                11,730,602    39,914,669    (28,184,067)
Hartford Value HLS Fund              2,071,477     9,966,275     (7,894,798)
American Funds Bond HLS Fund               204            16            188
American Funds Global Small
 Capitalization HLS Fund                    --            --             --
American Funds Growth HLS Fund              17            54            (37)
American Funds International HLS
 Fund                                       39            58            (19)
Huntington VA Income Equity Fund         3,759       408,117       (404,358)
Huntington VA Dividend Capture
 Fund*                                 392,907     1,256,116       (863,209)
Huntington VA Growth Fund               12,142       319,867       (307,725)
Huntington VA Mid Corp America
 Fund                                    4,590       479,250       (474,660)
Huntington VA Rotating Markets
 Fund                                   11,872       123,986       (112,114)
Huntington VA International
 Equity Fund                             2,154        32,655        (30,501)
Huntington VA Mortgage
 Securities Fund                         7,457        27,186        (19,729)
Huntington VA Situs Fund                49,511       665,817       (616,306)
Lord Abbett Fundamental Equity
 Fund                                  347,541       245,156        102,385
Lord Abbett Calibrated Dividend
 Growth Fund                            63,596       146,902        (83,306)
Lord Abbett Bond-Debenture Fund        337,945     1,214,838       (876,893)
Lord Abbett Growth and Income
 Fund                                  546,480     2,955,371     (2,408,891)
Lord Abbett Classic Stock Fund          33,446       169,006       (135,560)
MFS(R) Core Equity Fund                 23,557        14,543          9,014
MFS(R) Growth Fund                      17,767        27,927        (10,160)
MFS(R) Investors Growth Stock
 Fund                                      819         3,409         (2,590)
MFS(R) Investors Trust Fund                854        19,332        (18,478)
MFS(R) Total Return Fund                28,604        92,600        (63,996)
MFS(R) Value Fund                           35            69            (34)
Invesco V.I. Equity and Income
 Fund*                                   1,945        80,633        (78,688)
UIF Core Plus Fixed Income
 Portfolio*                            145,901       251,893       (105,992)
UIF Emerging Markets Debt
 Portfolio                               2,602         5,977         (3,375)
UIF Emerging Markets Equity
 Portfolio                              93,784       491,166       (397,382)
UIF Growth Portfolio*                  872,813       612,304        260,509

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio            59,691       268,158       (208,467)
Invesco V.I. American Value
 Fund*                                  88,079       316,855       (228,776)
Morgan Stanley Mid Cap Growth
 Portfolio                                 887        14,312        (13,425)
Morgan Stanley Money Market
 Portfolio                             231,181       316,536        (85,355)
Morgan Stanley Global
 Infrastructure Portfolio                6,284        68,589        (62,305)
Invesco V.I. Equally-Weighted
 S&P 500 Fund                           15,340        96,070        (80,730)
UIF Small Company Growth
 Portfolio                                 742         6,624         (5,882)
UIF Global Franchise Portfolio             466         1,422           (956)
Oppenheimer Discovery Mid Cap
 Growth Fund/VA*                        44,905       173,947       (129,042)
Oppenheimer Capital Appreciation
 Fund/VA                               131,606     1,302,548     (1,170,942)
Oppenheimer Global Fund/VA*            358,022     3,796,456     (3,438,434)
Oppenheimer Main Street
 Fund(R)/VA                             31,669       204,285       (172,616)
Oppenheimer Main Street Small
 Cap Fund/VA*                          134,005     1,569,046     (1,435,041)
Putnam VT Diversified Income
 Fund                                  188,383       818,971       (630,588)
Putnam VT Global Asset
 Allocation Fund                        21,369       141,760       (120,391)
Putnam VT Growth and Income Fund        24,389        49,476        (25,087)
Putnam VT International Value
 Fund                                  500,261       139,189        361,072
Putnam VT International Equity
 Fund                                  148,372     1,298,717     (1,150,345)
Putnam VT Investors Fund               145,592     1,096,954       (951,362)
Putnam VT Multi-Cap Growth Fund        283,647        58,247        225,400
Putnam VT Small Cap Value Fund          55,832       641,625       (585,793)
Putnam VT George Putnam Balanced
 Fund                                   17,836       142,260       (124,424)
Putnam VT Voyager Fund                  19,419        38,273        (18,854)
Putnam VT Equity Income Fund           131,393       195,552        (64,159)
Pioneer Fund VCT Portfolio                 520        48,170        (47,650)
Invesco V.I. Growth and Income
 Fund*                                  85,117       762,810       (677,693)
Invesco V.I. Comstock Fund*            127,973     1,028,749       (900,776)
Invesco V.I. American Franchise*         2,268         5,367         (3,099)
Invesco V.I. Mid Cap Growth
 Fund*                                   4,061        10,580         (6,519)
Wells Fargo Advantage VT Total
 Return Bond Fund*                          --        30,026        (30,026)
Wells Fargo Advantage VT
 Intrinsic Value Fund                       86            89             (3)
Wells Fargo Advantage VT
 International Equity Fund             187,658       339,013       (151,355)
Wells Fargo Advantage VT Small
 Cap Growth Fund                        13,115        64,967        (51,852)
Wells Fargo Advantage VT Small
 Cap Value Fund                         35,008       123,940        (88,932)
Wells Fargo Advantage VT
 Opportunity Fund                           --         3,886         (3,886)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio             175,199       632,874       (457,675)
AllianceBernstein VPS
 International Value Portfolio         951,147     1,913,101       (961,954)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                    79,005       262,600       (183,595)
AllianceBernstein VPS Value
 Portfolio                             125,478     1,144,057     (1,018,579)
AllianceBernstein VPS
 International Growth Portfolio         61,547       150,591        (89,044)
Invesco V.I. Government
 Securities Fund                         2,125         4,322         (2,197)
Invesco V.I. High Yield Fund             4,600        15,692        (11,092)
Invesco V.I. International
 Growth Fund                                18            14              4

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Invesco V.I. Diversified
 Dividend Fund                           7,673        94,221        (86,548)
American Funds Global Growth
 Fund                                   10,397        46,933        (36,536)
American Funds Growth Fund              59,369       373,925       (314,556)
American Funds Growth-Income
 Fund                                   49,525       178,114       (128,589)
American Funds International
 Fund                                   25,810       132,730       (106,920)
American Funds Global Small
 Capitalization Fund                     4,417        16,055        (11,638)
Sterling Capital Strategic
 Allocation Equity VIF                   1,969       150,168       (148,199)
Sterling Capital Select Equity
 VIF                                    17,652       284,347       (266,695)
Sterling Capital Special
 Opportunities VIF                     191,487     1,610,637     (1,419,150)
Sterling Capital Total Return
 Bond VIF                              285,010     1,144,437       (859,427)
Wells Fargo Advantage VT Omega
 Growth Fund                           212,386       166,141         46,245
Fidelity(R) VIP Equity-Income
 Portfolio                             321,707     1,126,599       (804,892)
Fidelity(R) VIP Growth Portfolio       171,569       341,784       (170,215)
Fidelity(R) VIP Contrafund(R)
 Portfolio                             421,206     3,618,443     (3,197,237)
Fidelity(R) VIP Mid Cap
 Portfolio                             236,819     1,061,896       (825,077)
Fidelity(R) VIP Value Strategies
 Portfolio                             139,329       163,236        (23,907)
Fidelity(R) VIP Dynamic Capital
 Appreciation Portfolio                312,666        97,920        214,746
Franklin Income Securities Fund            149           154             (5)
Franklin Small-Mid Cap Growth
 Securities Fund                        10,378        31,644        (21,266)
Franklin Small Cap Value
 Securities Fund                            13            24            (11)
Franklin Strategic Income
 Securities Fund                        17,368        98,717        (81,349)
Mutual Shares Securities Fund            2,070        83,947        (81,877)
Templeton Developing Markets
 Securities Fund                            59         9,979         (9,920)
Templeton Growth Securities Fund         3,246        30,406        (27,160)
Templeton Global Bond Securities
 Fund                                       --             2             (2)
Hartford Balanced HLS Fund           2,668,201     4,366,552     (1,698,351)
Hartford Total Return Bond HLS
 Fund                               12,656,838    32,211,290    (19,554,452)
Hartford Capital Appreciation
 HLS Fund                              320,331       862,517       (542,186)
Hartford Dividend and Growth HLS
 Fund                                2,703,721    20,319,951    (17,616,230)
Hartford Global Research HLS
 Fund                                   12,020        35,464        (23,444)
Hartford Global Growth HLS Fund        581,099       906,267       (325,168)
Hartford Disciplined Equity HLS
 Fund                                  841,669    26,174,064    (25,332,395)
Hartford Growth HLS Fund             1,104,000     2,050,848       (946,848)
Hartford Growth Opportunities
 HLS Fund                            1,195,306     4,970,120     (3,774,814)
Hartford High Yield HLS Fund         4,049,615     5,398,504     (1,348,889)
Hartford Index HLS Fund              1,611,412     1,449,572        161,840
Hartford International
 Opportunities HLS Fund              1,825,127     9,816,743     (7,991,616)
Hartford Small/Mid Cap Equity
 HLS Fund                               62,577       132,280        (69,703)
Hartford MidCap Value HLS Fund          98,211       105,095         (6,884)
Hartford Money Market HLS Fund      30,604,319    34,119,370     (3,515,051)
Hartford Small Company HLS Fund        544,963     2,334,301     (1,789,338)
Hartford SmallCap Growth HLS
 Fund                                1,857,581     4,334,561     (2,476,980)
Hartford Stock HLS Fund                567,208     2,118,334     (1,551,126)
Hartford U.S. Government
 Securities HLS Fund                14,970,924    22,431,314     (7,460,390)
Hartford Value HLS Fund                946,887     7,670,235     (6,723,348)
American Funds Bond HLS Fund               164            52            112
American Funds Global Small
 Capitalization HLS Fund                    --            --             --
American Funds Growth HLS Fund              35            64            (29)
American Funds International HLS
 Fund                                       48            42              6

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Huntington VA Income Equity Fund        22,471       332,010       (309,539)
Huntington VA Dividend Capture
 Fund                                  143,502       450,757       (307,255)
Huntington VA Growth Fund               20,708       453,303       (432,595)
Huntington VA Mid Corp America
 Fund                                  903,753     1,740,061       (836,308)
Huntington VA Rotating Markets
 Fund                                   28,632        96,529        (67,897)
Huntington VA International
 Equity Fund                             7,218        35,968        (28,750)
Huntington VA Macro 100 Fund            25,492       212,955       (187,463)
Huntington VA Mortgage
 Securities Fund                         8,596        21,522        (12,926)
Huntington VA Situs Fund                92,635       655,941       (563,306)
Lord Abbett Fundamental Equity
 Fund                                   58,013       177,460       (119,447)
Lord Abbett Calibrated Dividend
 Growth Fund                            20,172       109,694        (89,522)
Lord Abbett Bond-Debenture Fund        478,471       747,098       (268,627)
Lord Abbett Growth and Income
 Fund                                  136,573     1,381,965     (1,245,392)
Lord Abbett Classic Stock Fund          54,603       120,257        (65,654)
MFS(R) Core Equity Fund                  7,042         2,523          4,519
MFS(R) Growth Fund                       9,137        17,594         (8,457)
MFS(R) Investors Growth Stock
 Fund                                    1,824         1,223            601
MFS(R) Investors Trust Fund              2,616        14,131        (11,515)
MFS(R) Total Return Fund                12,676        97,376        (84,700)
MFS(R) Value Fund                           19            70            (51)
Invesco Van Kampen V.I. Equity
 and Income Fund                         3,649        68,561        (64,912)
UIF Core Plus Fixed Income
 Portfolio                              24,139        66,489        (42,350)
UIF Emerging Markets Debt
 Portfolio                               2,997         6,005         (3,008)
UIF Emerging Markets Equity
 Portfolio                             174,520       398,648       (224,128)
UIF Mid Cap Growth Portfolio            58,952       227,744       (168,792)
Invesco Van Kampen V.I. American
 Value Fund                             93,400       164,637        (71,237)
Morgan Stanley Focus Growth
 Portfolio                               2,020        39,414        (37,394)
Morgan Stanley Multi Cap Growth
 Portfolio                                 913        16,047        (15,134)
Morgan Stanley Mid Cap Growth
 Portfolio                               4,987        10,596         (5,609)
Morgan Stanley Flexible Income
 Portfolio                               5,134        61,177        (56,043)
Morgan Stanley Growth Portfolio          5,198        29,888        (24,690)
Morgan Stanley Money Market
 Portfolio                             144,228       286,836       (142,608)
Morgan Stanley Global
 Infrastructure Portfolio                6,952        30,449        (23,497)
Invesco V.I. Equally-Weighted
 S&P 500 Fund                            8,131        58,555        (50,424)
UIF Small Company Growth
 Portfolio                               6,763         7,708           (945)
UIF Global Franchise Portfolio           4,967         8,111         (3,144)
Wilmington Managed Allocation
 Fund -- Moderate Growth II             45,149     2,292,953     (2,247,804)
Oppenheimer Small-& Mid-Cap
 Growth Fund/VA                         95,164       227,397       (132,233)
Oppenheimer Capital Appreciation
 Fund/VA                               127,506       780,433       (652,927)
Oppenheimer Global Securities
 Fund/VA                               135,980     1,862,087     (1,726,107)
Oppenheimer Main Street
 Fund(R)/VA                             68,518       171,421       (102,903)
Oppenheimer Main Street Small- &
 Mid-Cap Fund/VA                       149,920       964,810       (814,890)
Putnam VT Diversified Income
 Fund                                  200,438       487,539       (287,101)
Putnam VT Global Asset
 Allocation Fund                        29,716        83,001        (53,285)
Putnam VT Growth and Income Fund        17,467        41,333        (23,866)
Putnam VT International Value
 Fund                                   44,098        50,563         (6,465)
Putnam VT International Equity
 Fund                                  266,733       870,968       (604,235)
Putnam VT Investors Fund               108,897       724,992       (616,095)
Putnam VT Multi-Cap Growth Fund         23,182        26,282         (3,100)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund          65,171       372,028       (306,857)
Putnam VT George Putnam Balanced
 Fund                                   49,275       109,839        (60,564)
Putnam VT Voyager Fund                  40,791        69,808        (29,017)
Putnam VT Equity Income Fund            91,144       143,501        (52,357)
Pioneer Fund VCT Portfolio                 994        34,769        (33,775)
Invesco Van Kampen V.I. Growth
 and Income Fund                        56,373       336,823       (280,450)
Invesco Van Kampen V.I. Comstock
 Fund                                   82,741       744,048       (661,307)
Invesco Van Kampen V.I. American
 Franchise Fund                          2,034         3,938         (1,904)
Invesco Van Kampen V.I. Mid Cap
 Growth Fund                             4,086         3,837            249
Wells Fargo Advantage VT Total
 Return Bond Fund                           --            --             --
Wells Fargo Advantage VT
 Intrinsic Value Fund                        9           139           (130)
Wells Fargo Advantage VT
 International Equity Fund             174,040       341,214       (167,174)
Wells Fargo Advantage VT Small
 Cap Growth Fund                         9,284        60,769        (51,485)
Wells Fargo Advantage VT Small
 Cap Value Fund                         23,337       159,448       (136,111)
Wells Fargo Advantage VT
 Opportunity Fund                          677         3,501         (2,824)

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2013. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                               1,811,587      $14.793271      to      $16.136849         $25,099,009
 2012                               2,986,971       12.818616      to       14.250834          36,373,989
 2011                               3,444,646       11.391416      to       12.906986          37,539,257
 2010                               3,857,808       10.720387      to       11.838977          43,926,655
 2009                               4,376,365        9.960690      to       10.814618          45,742,305
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                               5,654,496       11.040717      to       14.699331          58,441,869
 2012                               9,220,407        9.063687      to       12.298405          78,884,822
 2011                              10,182,361        7.996803      to       11.058787          77,379,447
 2010                              10,221,037       10.000912      to       14.095784          97,750,731
 2009                              10,917,550        6.097831      to        9.660906         101,526,824
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2013                                 804,673       20.051917      to       25.728586          15,164,912
 2012                               1,029,364       14.678471      to       19.194614          14,265,092
 2011                               1,212,959       12.483330      to       16.637043          14,407,682
 2010                               1,349,241       12.463674      to       13.763974          17,784,590
 2009                               1,338,404       10.089911      to       10.954830          14,131,217
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                               2,602,095       13.668974      to       18.669017          33,359,556
 2012                               4,232,281       10.089941      to       14.044706          40,348,899
 2011                               5,250,860        8.798492      to       12.481891          43,936,888
 2010                               5,806,643        9.212624      to       13.320158          51,197,300
 2009                               6,297,769        7.672767      to        8.330677          50,564,987
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                                 433,887        8.621927      to       16.152775           3,700,526
 2012                                 607,629        7.860671      to       14.636537           4,607,546
 2011                                 696,673        6.403907      to        6.872697           4,659,139
 2010                                 731,599        7.813082      to        8.247734           5,891,843
 2009                                 713,266        7.106822      to        7.379407           5,172,450
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                                  25,435        9.889723      to       10.169723             254,307
 2012                                  27,156       10.448508      to       10.637388             285,643
 2011                                  29,353       10.490959      to       10.574332             308,891
INVESCO V.I. HIGH YIELD FUND
 2013                                  42,571       11.392973      to       11.896653             500,203
 2012                                  57,899       10.954583      to       11.262984             647,966
 2011                                  68,991        9.638218      to        9.737940             669,986

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                           0.75%     to       2.65%      1.89%     to       3.11%      13.23%     to       15.40%
 2012                           0.75%     to       2.65%      1.91%     to       1.92%      10.41%     to       12.53%
 2011                           0.75%     to       2.65%      2.28%     to       3.43%      (5.59)%    to       (3.78)%
 2010                           0.75%     to       2.45%      2.50%     to       2.51%       7.63%     to        9.47%
 2009                           0.75%     to       2.45%      0.90%     to       0.90%      21.44%     to       23.52%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                           0.75%     to       2.65%      5.71%     to       8.17%      19.52%     to       21.81%
 2012                           0.75%     to       2.65%      1.05%     to       1.43%      11.21%     to       13.34%
 2011                           0.75%     to       2.65%      4.00%     to       4.92%     (21.55)%    to      (20.04)%
 2010                           0.75%     to       2.65%      2.56%     to       3.30%       1.57%     to        3.52%
 2009                           0.75%     to       2.45%      1.06%     to       1.15%      31.11%     to       33.36%
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2013                           0.75%     to       2.65%      0.42%     to       0.46%      34.04%     to       36.61%
 2012                           0.75%     to       2.65%      0.25%     to       0.30%      15.37%     to       17.58%
 2011                           0.75%     to       2.65%      0.25%     to       0.27%     (11.01)%    to       (9.30)%
 2010                           0.75%     to       2.45%      0.27%     to       0.28%      23.53%     to       25.64%
 2009                           0.75%     to       2.45%      0.82%     to       0.83%      39.21%     to       41.59%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                           0.75%     to       2.65%      2.01%     to       2.01%      32.93%     to       35.47%
 2012                           0.75%     to       2.65%      1.56%     to       1.72%      12.52%     to       14.68%
 2011                           0.75%     to       2.65%      1.16%     to       1.19%      (6.29)%    to       (4.50)%
 2010                           0.75%     to       2.65%      1.76%     to       1.76%       8.51%     to       10.59%
 2009                           0.75%     to       2.45%      2.86%     to       3.16%      18.11%     to       20.13%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                           1.15%     to       2.65%      0.73%     to       1.04%      10.36%     to       12.03%
 2012                           0.75%     to       2.65%        --      to       1.51%      12.22%     to       14.38%
 2011                           0.75%     to       2.40%      2.63%     to       2.69%     (18.04)%    to      (16.67)%
 2010                           0.75%     to       2.40%      1.84%     to       1.92%       9.94%     to       11.77%
 2009                           0.75%     to       2.40%      4.44%     to       5.29%      35.94%     to       38.20%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                           1.60%     to       2.60%      3.33%     to       3.33%      (5.35)%    to       (4.40)%
 2012                           1.60%     to       2.60%      2.87%     to       2.95%      (0.40)%    to        0.60%
 2011                           1.60%     to       2.60%        --      to         --        4.91%     to        5.74%
INVESCO V.I. HIGH YIELD FUND
 2013                           1.30%     to       2.85%      4.91%     to       5.04%       4.00%     to        5.63%
 2012                           1.30%     to       2.85%      5.02%     to       5.16%      13.88%     to       15.66%
 2011                           1.30%     to       2.60%        --      to         --       (3.62)%    to       (2.62)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                                     435      $11.817709      to      $11.817709              $5,139
 2012                                     438       10.054472      to       10.054472               4,409
 2011                                     434        8.811351      to        8.811351               3,823
 2010                                     406        9.568935      to        9.568935               3,889
 2009                                     402        8.582995      to        8.582995               3,454
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                                 543,478       14.216374      to       14.723123           7,965,940
 2012                                 675,058       11.124422      to       11.382896           7,661,492
 2011                                 761,606        9.616628      to        9.712980           7,388,440
INVESCO V.I. MONEY MARKET
 FUND
 2013                                 810,470        9.847066      to        9.934467           8,037,869
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                                 148,757        2.469409      to       21.130260           2,607,786
 2012                                 189,124        1.936644      to       16.830177           2,649,774
 2011                                 225,660        1.600797      to       14.216391           2,626,490
 2010                                 281,164        1.779930      to       10.808051           3,627,408
 2009                                 305,424        1.613666      to        9.926545           3,511,626
AMERICAN FUNDS GROWTH FUND
 2013                                 961,728        1.946294      to       21.759453          14,170,559
 2012                               1,233,386        1.515544      to       17.208192          13,440,166
 2011                               1,547,942        1.302357      to       15.111751          14,474,721
 2010                               1,925,301        1.378355      to        8.922734          18,977,658
 2009                               2,273,693        1.176587      to        7.716121          19,050,838
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                                 640,743        1.792918      to       20.054357          11,310,530
 2012                                 795,850        1.360573      to       15.456025          10,766,538
 2011                                 924,439        1.173261      to       13.620293          10,870,289
 2010                               1,151,443        1.210780      to       11.649995          14,045,200
 2009                               1,366,611        1.100825      to       10.730513          14,953,246
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                                 381,617        2.144357      to       17.844050           4,928,583
 2012                                 476,141        1.786016      to       15.063959           4,889,454
 2011                                 583,061        1.534576      to        8.695755           5,339,390
 2010                                 796,029        1.807016      to       10.373844           8,088,398
 2009                               1,028,816        1.707156      to        9.928663           9,460,952
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                                  69,507        2.573031      to       16.612350           1,428,346
 2012                                  81,461        2.032043      to       13.291116           1,351,268
 2011                                  93,099        1.741965      to       11.542805           1,318,829
 2010                                 129,245        2.182637      to       14.652494           2,291,310
 2009                                 146,349        1.806309      to       12.284569           2,182,655
STERLING CAPITAL EQUITY
 INCOME VARIABLE INSURANCE
 FUND+
 2013                               1,419,062        1.496955      to        1.714255           2,380,013
 2012                               1,421,945        1.302207      to        1.472729           2,033,904
 2011                               1,688,640        1.167147      to        1.303596           2,144,519
 2010                               1,874,625        1.245768      to        1.374117           2,514,124
 2009                               2,117,795        1.140033      to        1.241859           2,579,044

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                           1.00%     to       1.00%      1.09%     to       1.09%      17.54%     to       17.54%
 2012                           1.00%     to       1.00%      1.33%     to       1.33%      14.11%     to       14.11%
 2011                           1.00%     to       1.00%      1.14%     to       1.14%      (7.92)%    to       (7.92)%
 2010                           1.00%     to       1.00%      1.90%     to       1.90%      11.49%     to       11.49%
 2009                           1.00%     to       1.00%      3.21%     to       3.21%      33.57%     to       33.57%
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                           1.30%     to       2.30%      1.80%     to       2.11%      27.79%     to       29.34%
 2012                           1.30%     to       2.30%      1.88%     to       2.02%      15.68%     to       17.19%
 2011                           1.30%     to       2.30%        --      to         --       (3.83)%    to       (2.87)%
INVESCO V.I. MONEY MARKET
 FUND
 2013                           1.15%     to       2.65%      0.01%     to       0.01%      (1.53)%    to       (0.66)%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                           1.30%     to       2.85%      1.13%     to       1.28%      25.55%     to       27.51%
 2012                           1.30%     to       2.85%      0.87%     to       0.93%      19.12%     to       20.98%
 2011                           1.30%     to       2.65%      1.32%     to       1.33%     (11.27)%    to      (10.06)%
 2010                           1.30%     to       2.60%      0.94%     to       1.48%       8.88%     to       10.30%
 2009                           1.30%     to       2.60%      1.43%     to       1.46%      38.65%     to       40.47%
AMERICAN FUNDS GROWTH FUND
 2013                           1.30%     to       2.85%      0.77%     to       1.01%      26.45%     to       28.42%
 2012                           1.30%     to       2.85%      0.78%     to       0.79%      14.58%     to       16.37%
 2011                           1.30%     to       2.65%      0.61%     to       0.71%      (6.78)%    to       (5.51)%
 2010                           1.30%     to       2.60%      0.69%     to       0.70%      15.64%     to       17.15%
 2009                           1.30%     to       2.60%      0.63%     to       0.66%      35.83%     to       37.61%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                           1.30%     to       2.85%      1.39%     to       1.56%      29.75%     to       31.78%
 2012                           1.30%     to       2.85%      1.58%     to       1.65%      14.18%     to       15.97%
 2011                           1.30%     to       2.65%      1.57%     to       1.80%      (4.40)%    to       (3.10)%
 2010                           1.30%     to       2.60%      0.37%     to       1.40%       8.57%     to        9.99%
 2009                           1.30%     to       2.60%      1.53%     to       1.58%      27.87%     to       29.55%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                           1.30%     to       2.65%      1.21%     to       1.57%      18.46%     to       20.06%
 2012                           1.30%     to       2.65%      1.52%     to       1.52%      14.82%     to       16.38%
 2011                           1.30%     to       2.60%      1.46%     to       1.70%     (16.18)%    to      (15.08)%
 2010                           1.30%     to       2.60%      1.90%     to       2.00%       4.48%     to        5.85%
 2009                           1.30%     to       2.60%      1.43%     to       1.52%      39.40%     to       41.23%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                           1.30%     to       2.60%      0.87%     to       0.87%      24.99%     to       26.62%
 2012                           1.30%     to       2.60%      1.34%     to       1.35%      15.15%     to       16.65%
 2011                           1.30%     to       2.60%      1.22%     to       1.38%     (21.22)%    to      (20.19)%
 2010                           1.30%     to       2.60%      1.52%     to       1.73%      19.28%     to       20.83%
 2009                           1.30%     to       2.60%      0.28%     to       0.37%      57.16%     to       59.21%
STERLING CAPITAL EQUITY
 INCOME VARIABLE INSURANCE
 FUND+
 2013                           1.15%     to       2.40%      1.27%     to       1.31%      14.96%     to       16.40%
 2012                           1.15%     to       2.40%      0.98%     to       1.00%      11.57%     to       12.97%
 2011                           1.15%     to       2.40%      1.10%     to       1.12%      (6.31)%    to       (5.13)%
 2010                           1.15%     to       2.40%      1.26%     to       1.27%       9.28%     to       10.65%
 2009                           1.15%     to       2.40%      0.99%     to       0.99%      15.69%     to       17.14%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2013                               3,506,268       $2.261096      to       $2.536345          $8,737,044
 2012                               4,835,626        1.826285      to        2.023186           9,615,551
 2011                               6,254,776        1.636125      to        1.790016          11,003,734
 2010                               7,107,403        1.737245      to        1.877039          13,131,758
 2009                               7,926,092        1.530877      to        1.633517          12,771,369
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2013                               3,048,097        1.380512      to       11.880144           4,138,519
 2012                               4,228,334        1.311058      to        1.418723           5,896,560
 2011                               5,087,761        1.261774      to        1.352480           6,762,332
 2010                               5,713,529        1.214340      to        1.289323           7,240,118
 2009                               6,121,274        1.151006      to        1.210523           7,299,566
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                                 390,412        1.778660      to       18.775195             575,206
 2012                                 314,745        1.283169      to       13.706611             334,346
 2011                                 268,500        1.074886      to       11.626618             237,648
 2010                                 349,865        0.822613      to       12.595498             328,571
 2009                                 305,477        0.701269      to        0.970138             239,333
FIDELITY(R) VIP EQUITY-
 INCOME PORTFOLIO
 2013                               3,103,779       15.369493      to       20.174847          44,773,417
 2012                               4,485,437       12.114138      to       16.206500          51,368,415
 2011                               5,290,329       10.426975      to       14.216816          52,466,826
 2010                               5,880,492       10.437162      to       14.503942          58,701,280
 2009                               6,342,260        8.427667      to        9.150684          55,897,766
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                               1,030,724       17.673176      to       21.749400          17,109,519
 2012                               1,469,410       11.504099      to       13.092760          18,198,873
 2011                               1,639,625       10.299916      to       11.530588          18,007,554
 2010                               1,852,764       10.553719      to       11.621232          20,627,962
 2009                               1,952,371        8.727311      to        9.453023          17,808,495
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 2013                              12,534,628       18.837029      to       20.948770         222,033,206
 2012                              19,005,136       14.492862      to       16.426531         261,269,896
 2011                              22,202,373       12.572635      to       14.523280         266,359,398
 2010                              25,086,647       11.798816      to       13.030114         313,797,647
 2009                              27,578,951       10.340831      to       11.227714         299,242,105
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                               3,179,406       20.692786      to       22.918925          61,707,841
 2012                               4,523,657       15.344540      to       17.321033          65,564,151
 2011                               5,348,734       13.494815      to       15.525131          68,616,762
 2010                               5,980,549       13.810622      to       15.251669          87,241,344
 2009                               6,465,883       11.007723      to       11.951681          74,411,316
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                                 469,180       15.110743      to       16.951327           7,724,799
 2012                                 648,504       11.894946      to       13.171593           8,317,322
 2011                                 672,411        9.593403      to       10.630369           6,879,588
 2010                                 754,197       10.808474      to       11.936816           8,608,324
 2009                                 703,837        8.767188      to        9.519435           6,461,966

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2013                           1.15%     to       2.40%      0.07%     to       0.08%      23.81%     to       25.36%
 2012                           1.15%     to       2.40%      0.13%     to       0.27%      11.62%     to       13.03%
 2011                           1.15%     to       2.40%        --      to         --       (5.82)%    to       (4.64)%
 2010                           1.15%     to       2.40%      0.06%     to       0.07%      13.48%     to       14.91%
 2009                           1.15%     to       2.40%        --      to         --       40.13%     to       41.89%
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2013                           1.15%     to       2.35%      0.66%     to       3.18%      (3.85)%    to       (2.69)%
 2012                           1.15%     to       2.10%      2.84%     to       2.86%       3.91%     to        4.90%
 2011                           1.15%     to       2.10%      3.58%     to       3.61%       3.91%     to        4.90%
 2010                           1.15%     to       2.10%      3.87%     to       3.87%       5.50%     to        6.51%
 2009                           1.15%     to       2.10%      3.99%     to       3.99%       6.33%     to        7.34%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                           1.15%     to       2.10%      0.14%     to       0.39%      36.98%     to       38.61%
 2012                           1.15%     to       2.10%        --      to         --       17.89%     to       19.38%
 2011                           1.15%     to       2.10%        --      to         --       (7.50)%    to       (6.44)%
 2010                           1.15%     to       2.10%      0.89%     to       0.89%      17.30%     to       25.96%
 2009                           1.15%     to       2.10%      0.85%     to       0.85%      40.98%     to       42.32%
FIDELITY(R) VIP EQUITY-
 INCOME PORTFOLIO
 2013                           0.75%     to       2.65%      2.26%     to       2.63%      24.49%     to       26.87%
 2012                           0.75%     to       2.65%      2.60%     to       4.06%      14.00%     to       16.18%
 2011                           0.75%     to       2.65%      2.33%     to       2.60%      (1.98)%    to       (0.10)%
 2010                           0.75%     to       2.65%      1.49%     to       2.14%      11.91%     to       14.06%
 2009                           0.75%     to       2.45%      2.13%     to       2.15%      26.74%     to       28.91%
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                           0.75%     to       2.65%      0.04%     to       0.05%      32.45%     to       34.98%
 2012                           0.75%     to       2.40%      0.35%     to       0.38%      11.69%     to       13.55%
 2011                           0.75%     to       2.40%      0.12%     to       0.13%      (2.40)%    to       (0.78)%
 2010                           0.75%     to       2.40%      0.03%     to       0.03%      20.93%     to       22.94%
 2009                           0.75%     to       2.40%      0.20%     to       0.21%      24.93%     to       27.01%
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 2013                           0.75%     to       2.65%      0.73%     to       1.50%      27.53%     to       29.97%
 2012                           0.75%     to       2.65%      1.11%     to       1.14%      13.10%     to       15.27%
 2011                           0.75%     to       2.65%      0.77%     to       0.91%      (5.33)%    to       (3.51)%
 2010                           0.75%     to       2.45%      0.98%     to       1.02%      14.10%     to       16.05%
 2009                           0.75%     to       2.45%      1.19%     to       1.36%      32.19%     to       34.46%
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                           0.75%     to       2.65%      0.30%     to       0.36%      32.32%     to       34.85%
 2012                           0.75%     to       2.65%      0.34%     to       0.42%      11.57%     to       13.71%
 2011                           0.75%     to       2.65%      0.02%     to       0.03%     (13.19)%    to      (11.52)%
 2010                           0.75%     to       2.45%      0.12%     to       0.15%      25.46%     to       27.61%
 2009                           0.75%     to       2.45%      0.46%     to       0.47%      36.37%     to       38.71%
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                           1.15%     to       2.45%      0.56%     to       0.70%      27.03%     to       28.70%
 2012                           1.15%     to       2.45%      0.37%     to       0.39%      23.99%     to       25.61%
 2011                           0.95%     to       2.45%      0.73%     to       0.76%     (11.24)%    to       (9.90)%
 2010                           0.75%     to       2.45%      0.30%     to       0.31%      23.28%     to       25.39%
 2009                           0.75%     to       2.45%      0.38%     to       0.38%      53.35%     to       55.98%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                                 259,054      $12.738293      to      $14.129404          $3,519,676
 2012                                 322,643        9.437406      to       10.081592           3,222,001
 2011                                 107,897        7.907296      to        8.342186             890,492
 2010                                 138,485        8.330097      to        8.678976           1,191,506
 2009                                  58,971        7.231608      to        7.440982             434,985
FRANKLIN INCOME SECURITIES
 FUND
 2013                                   3,837       13.826165      to       13.826165              53,050
 2012                                   3,509       12.265726      to       12.265726              43,037
 2011                                   3,514       11.006459      to       11.006459              38,675
 2010                                   3,572       10.868618      to       10.868618              38,822
 2009                                   1,613        9.754336      to        9.754336              15,732
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                                 150,495        1.850212      to       23.274741           1,933,479
 2012                                 220,382        1.356754      to       17.333549           1,868,799
 2011                                 241,648        1.239954      to        7.211385           1,910,667
 2010                                 341,059        1.319964      to        7.777244           2,675,550
 2009                                 487,509        1.047791      to        6.254241           2,800,251
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                                     164       16.807858      to       17.104876               2,793
 2012                                     187       12.508989      to       12.691933               2,366
 2011                                     198       10.715206      to       10.839361               2,139
 2010                                     196       11.292781      to       11.389367               2,232
 2009                                     193        8.927940      to        8.977355               1,734
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                                 253,013        2.075988      to       18.821082           5,044,298
 2012                                 312,575        2.031588      to       18.659514           6,130,266
 2011                                 393,924        1.819437      to       16.929437           6,444,170
 2010                                 460,555        1.793457      to       16.906020           7,620,940
 2009                                 537,363        1.633768      to       15.602173           8,273,770
MUTUAL SHARES SECURITIES FUND
 2013                                 271,856       12.950382      to       18.380844           4,735,663
 2012                                 413,959       10.214946      to       14.715436           4,931,255
 2011                                 495,836        9.034795      to       13.226486           5,529,443
 2010                                 600,662        9.229000      to       13.504929           7,194,570
 2009                                 718,134        8.393589      to       12.646702           7,689,391
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                                  31,523       20.424532      to       22.129811             677,865
 2012                                  64,785        2.962340      to       21.117804           1,100,425
 2011                                  74,705        2.646401      to       19.112314           1,187,502
 2010                                  82,772        3.179308      to       23.261869           1,628,953
 2009                                  97,270        2.733475      to       20.261118           1,712,188
TEMPLETON GROWTH SECURITIES
 FUND
 2013                                  88,261       12.498834      to       14.807825           1,441,373
 2012                                 119,345        9.663708      to       11.617139           1,504,780
 2011                                 146,505        8.065299      to        9.848286           1,561,871
 2010                                 164,155        8.773263      to       10.866004           1,912,737
 2009                                 199,777        8.257399      to       10.384194           2,079,359

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                           0.75%     to       2.40%      0.10%     to       0.12%      34.98%     to       37.22%
 2012                           1.15%     to       2.40%      0.19%     to       0.75%      19.35%     to       20.85%
 2011                           1.15%     to       2.40%        --      to         --       (5.08)%    to       (3.88)%
 2010                           1.15%     to       2.40%      0.11%     to       0.20%      15.19%     to       16.64%
 2009                           1.15%     to       2.40%      0.01%     to       0.02%      32.57%     to       34.24%
FRANKLIN INCOME SECURITIES
 FUND
 2013                           1.00%     to       1.00%      6.03%     to       6.03%      12.72%     to       12.72%
 2012                           1.00%     to       1.00%      6.31%     to       6.31%      11.44%     to       11.44%
 2011                           1.00%     to       1.00%      5.63%     to       5.63%       1.27%     to        1.27%
 2010                           1.00%     to       1.00%      7.24%     to       7.24%      11.42%     to       11.42%
 2009                           1.00%     to       1.00%        --      to         --       34.03%     to       34.03%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                           1.30%     to       2.85%        --      to         --       34.28%     to       36.37%
 2012                           1.30%     to       2.85%        --      to         --        7.74%     to        9.42%
 2011                           1.30%     to       2.60%        --      to         --       (7.28)%    to       (6.06)%
 2010                           1.30%     to       2.60%        --      to         --       24.35%     to       25.98%
 2009                           1.30%     to       2.60%        --      to         --       39.89%     to       41.72%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                           1.00%     to       1.30%      1.16%     to       1.18%      34.37%     to       34.77%
 2012                           1.00%     to       1.30%      0.68%     to       0.70%      16.74%     to       17.09%
 2011                           1.00%     to       1.30%      0.56%     to       0.59%      (5.11)%    to       (4.83)%
 2010                           1.00%     to       1.30%      0.65%     to       0.69%      26.49%     to       26.87%
 2009                           1.00%     to       1.30%      0.77%     to       1.87%      27.38%     to       27.76%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                           1.30%     to       2.60%      5.80%     to       5.96%       0.87%     to        2.19%
 2012                           1.30%     to       2.60%      6.24%     to       7.60%      10.22%     to       11.66%
 2011                           1.30%     to       2.60%      5.90%     to       6.10%       0.14%     to        1.45%
 2010                           1.30%     to       2.60%      4.66%     to       4.71%       8.36%     to        9.77%
 2009                           1.30%     to       2.60%      7.21%     to       7.88%      22.88%     to       24.49%
MUTUAL SHARES SECURITIES FUND
 2013                           1.00%     to       2.65%      1.97%     to       2.10%      24.91%     to       26.78%
 2012                           1.00%     to       2.65%      1.25%     to       1.96%      11.26%     to       13.06%
 2011                           1.00%     to       2.65%      2.29%     to       2.63%      (3.63)%    to       (2.10)%
 2010                           1.00%     to       2.60%      1.49%     to       1.81%       8.34%     to        9.95%
 2009                           1.00%     to       2.85%      2.32%     to       4.25%      22.51%     to       24.69%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                           1.40%     to       2.60%      1.31%     to       2.42%      (3.28)%    to       (2.12)%
 2012                           1.30%     to       2.60%      1.66%     to       1.66%      10.49%     to       11.94%
 2011                           1.30%     to       2.60%      1.23%     to       1.23%     (17.84)%    to      (16.76)%
 2010                           1.30%     to       2.60%      1.82%     to       2.44%      14.81%     to       16.31%
 2009                           1.30%     to       2.60%      4.60%     to       6.10%      68.88%     to       71.09%
TEMPLETON GROWTH SECURITIES
 FUND
 2013                           1.00%     to       2.60%      1.73%     to       2.63%      27.47%     to       29.34%
 2012                           1.00%     to       2.60%      1.95%     to       2.05%      17.96%     to       19.82%
 2011                           1.00%     to       2.60%      1.26%     to       1.35%      (9.37)%    to       (8.07)%
 2010                           1.00%     to       2.60%      1.36%     to       1.46%       4.64%     to        6.25%
 2009                           1.00%     to       2.60%      3.24%     to       3.24%      27.74%     to       29.68%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                                     188      $14.562132      to      $14.562132              $2,732
 2012                                     190       14.529591      to       14.529591               2,754
 2011                                     192       12.803269      to       12.803269               2,453
 2010                                     194       13.096251      to       13.096251               2,536
 2009                                     196       11.609181      to       11.609181               2,275
HARTFORD BALANCED HLS FUND
 2013                              13,401,532        1.693116      to       18.325111          25,977,616
 2012                              17,408,945        1.407604      to       15.527004          27,935,620
 2011                              19,107,296        1.121215      to        1.266006          27,792,117
 2010                              20,633,578        1.128099      to        1.252295          29,644,051
 2009                              17,121,930        1.030947      to        1.125166          22,557,229
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                              148,993,752       1.976410      to       12.603646         319,781,306
 2012                              163,855,724       2.018825      to       13.121114         353,169,594
 2011                              183,410,176       1.891466      to       12.529041         365,488,161
 2010                              203,272,572       1.781162      to       12.024711         383,128,937
 2009                              212,917,021       1.537354      to        1.669168         378,054,879
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                               2,558,980       17.642063      to       22.625944          43,623,706
 2012                               2,747,718       12.780410      to       16.704995          34,112,617
 2011                               3,289,904       10.881142      to       14.495182          35,016,638
 2010                               3,723,797       12.374494      to       16.801253          45,322,349
 2009                               3,386,757       10.701705      to       14.808455          35,889,401
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                              78,038,755        2.467388      to       19.405426         200,187,550
 2012                              117,281,388       1.884399      to       15.104414         228,523,433
 2011                              134,897,618       1.671386      to       13.653929         235,066,209
 2010                              150,538,936       1.414152      to        1.662078         262,568,884
 2009                              161,816,848       1.280144      to        1.479238         252,080,791
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                                  82,613       13.630201      to       20.962196           1,095,944
 2012                                  87,183       10.441029      to       16.685132             904,140
 2011                                 110,627        8.920965      to       14.471349             982,526
 2010                                  98,900        9.683133      to        9.947741             973,533
 2009                                  76,704        8.476750      to        8.673876             662,118
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                               2,073,214        1.569587      to        1.816121           4,595,491
 2012                               3,028,273        1.179562      to        1.342516           4,836,828
 2011                               3,353,441        0.979038      to        1.096068           4,407,422
 2010                               3,901,116        1.164579      to        1.282407           6,072,773
 2009                               4,194,257        1.044061      to        1.130896           5,723,155
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                              57,621,161        1.777782      to       21.138854         108,828,366
 2012                              89,358,806        1.318796      to       15.981739         122,678,437
 2011                              114,691,201       1.129674      to       13.952267         134,905,100
 2010                              138,065,906       1.125208      to       14.163838         162,001,771
 2009                              154,632,346       0.994065      to        1.078275         161,226,318

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                           1.30%     to       1.30%      4.51%     to       4.51%       0.22%     to        0.22%
 2012                           1.30%     to       1.30%      6.13%     to       6.13%      13.48%     to       13.48%
 2011                           1.30%     to       1.30%      5.41%     to       5.41%      (2.24)%    to       (2.24)%
 2010                           1.30%     to       1.30%      1.43%     to       1.43%      12.81%     to       12.81%
 2009                           1.30%     to       1.30%     14.43%     to      14.43%      17.05%     to       17.05%
HARTFORD BALANCED HLS FUND
 2013                           0.75%     to       2.65%      0.48%     to       1.86%      18.02%     to       20.28%
 2012                           0.75%     to       2.65%      3.02%     to       8.36%       9.09%     to       11.18%
 2011                           0.75%     to       2.45%      1.69%     to       1.89%      (0.61)%    to        1.09%
 2010                           0.75%     to       2.45%      1.34%     to       1.74%       9.42%     to       11.30%
 2009                           0.75%     to       2.45%      2.32%     to       2.34%      27.14%     to       29.32%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                           0.75%     to       2.65%      3.99%     to       4.33%      (3.94)%    to       (2.10)%
 2012                           0.75%     to       2.65%      3.75%     to       4.18%       4.73%     to        6.73%
 2011                           0.75%     to       2.65%      0.22%     to       0.27%       4.19%     to        6.19%
 2010                           0.75%     to       2.65%      4.01%     to      12.32%       4.70%     to        6.71%
 2009                           0.75%     to       2.45%      3.75%     to       3.87%      12.23%     to       14.15%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                           0.75%     to       2.65%      0.58%     to       1.22%      35.44%     to       38.04%
 2012                           0.75%     to       2.65%      1.35%     to       1.75%      15.25%     to       17.45%
 2011                           0.75%     to       2.65%      0.17%     to       0.89%     (13.73)%    to      (12.07)%
 2010                           0.75%     to       2.65%      0.76%     to       0.78%      13.46%     to       15.63%
 2009                           0.75%     to       2.65%      0.79%     to       0.82%      41.86%     to       44.58%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                           0.75%     to       2.65%      1.78%     to       4.16%      28.48%     to       30.94%
 2012                           0.75%     to       2.65%      2.14%     to       6.07%      10.62%     to       12.74%
 2011                           0.75%     to       2.65%      1.94%     to       4.04%      (1.33)%    to        0.56%
 2010                           0.75%     to       2.45%      1.92%     to       2.02%      10.47%     to       12.36%
 2009                           0.75%     to       2.45%      2.29%     to       2.31%      21.66%     to       23.74%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                           0.75%     to       2.65%      1.51%     to       1.75%      25.63%     to       28.04%
 2012                           1.15%     to       2.65%      1.08%     to       1.17%      15.30%     to       17.04%
 2011                           1.15%     to       2.65%      0.01%     to       0.01%     (11.66)%    to      (10.32)%
 2010                           1.15%     to       2.10%      1.43%     to       2.23%      13.60%     to       14.69%
 2009                           1.15%     to       2.40%      1.15%     to       1.75%      38.76%     to       40.50%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                           0.75%     to       2.40%      0.80%     to       1.09%      33.07%     to       35.28%
 2012                           0.75%     to       2.40%      0.46%     to       0.56%      20.48%     to       22.48%
 2011                           0.75%     to       2.40%      0.03%     to       0.04%     (15.93)%    to      (14.53)%
 2010                           0.75%     to       2.40%      0.27%     to       0.28%      11.54%     to       13.40%
 2009                           0.75%     to       2.40%      0.74%     to       1.00%      32.43%     to       34.63%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                           0.75%     to       2.65%      1.05%     to       1.10%      32.27%     to       34.80%
 2012                           0.75%     to       2.65%      1.23%     to       1.54%      14.55%     to       16.74%
 2011                           0.75%     to       2.65%      1.11%     to       1.16%      (1.49)%    to        0.40%
 2010                           0.75%     to       2.65%      1.38%     to       1.77%      11.07%     to       13.19%
 2009                           0.75%     to       2.45%      1.20%     to       1.61%      22.61%     to       24.71%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2013                               4,648,044       $1.718721      to       $2.053068          $8,974,813
 2012                               6,749,595        1.300015      to        1.526743           9,612,041
 2011                               7,696,443        1.125045      to        1.298990           9,369,157
 2010                               8,305,156        1.266333      to        1.437446          11,236,843
 2009                               7,842,258        1.087144      to        1.213267           9,012,081
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                              14,261,786        2.610723      to       22.076719          36,834,725
 2012                              17,768,644        1.937740      to       16.699990          33,539,217
 2011                              21,543,458        1.332989      to        1.538976          32,332,675
 2010                              23,638,861        1.499092      to        1.701546          39,046,526
 2009                              27,137,354        1.306706      to        1.458218          38,427,685
HARTFORD HIGH YIELD HLS FUND
 2013                              13,817,701        2.255581      to       20.244969          31,499,144
 2012                              21,139,643        2.135257      to       19.532530          44,633,083
 2011                              22,488,532        1.881989      to       17.545780          41,503,447
 2010                              25,558,692        1.651288      to        1.811122          45,246,482
 2009                              26,097,639        1.456931      to        1.571038          40,040,874
HARTFORD INDEX HLS FUND
 2013                               4,448,954        1.592930      to       20.033208           8,482,088
 2012                               5,713,822        1.216351      to       15.590362           8,775,578
 2011                               5,551,982        1.059850      to       13.844971           7,570,255
 2010                               5,866,012        0.986741      to        1.048831           7,565,892
 2009                               6,321,549        0.880900      to        0.921031           7,103,546
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                              34,784,472        1.873156      to       17.987985          68,795,863
 2012                              38,848,212        1.552645      to       15.195948          63,499,050
 2011                              46,839,828        1.301482      to       12.982010          64,575,173
 2010                              50,705,502        1.524253      to       15.496334          82,520,880
 2009                              37,160,061        1.341398      to        8.952868          53,129,725
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                                 303,462       14.608165      to       26.870773           4,308,826
 2012                                 395,538       10.479376      to       20.005140           4,113,351
 2011                                 465,241        8.671491      to        9.148453           4,225,724
 2010                                 478,158        8.984389      to        9.360642           4,437,615
 2009                                 822,668        7.313253      to        7.524996           6,159,513
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                                 183,655       17.516521      to       18.304534           3,323,593
 2012                                 175,870       13.302116      to       13.745299           2,396,173
 2011                                 182,754       10.909661      to       11.127602           2,023,333
 2010                                 189,455       12.227077      to       12.310003           2,326,755
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                              29,919,963        0.916563      to        1.181432          36,644,511
 2012                              50,879,052        0.939311      to        1.190255          62,622,891
 2011                              54,394,103        0.962599      to        1.199199          68,772,800
 2010                              57,185,253        0.986484      to        1.208270          73,364,886
 2009                              83,949,902        1.010955      to        1.217394         108,889,816

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2013                           0.75%     to       2.45%      0.07%     to       0.07%      32.21%     to       34.47%
 2012                           0.75%     to       2.45%        --      to         --       15.55%     to       17.53%
 2011                           0.75%     to       2.45%      0.16%     to       0.16%     (11.16)%    to       (9.63)%
 2010                           0.75%     to       2.45%      0.03%     to       0.03%      16.48%     to       18.48%
 2009                           0.75%     to       2.45%      0.47%     to       0.48%      30.99%     to       33.24%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                           0.75%     to       2.65%      0.01%     to       0.01%      32.20%     to       34.73%
 2012                           0.75%     to       2.65%        --      to         --       23.54%     to       25.91%
 2011                           0.75%     to       2.45%        --      to         --      (11.08)%    to       (9.55)%
 2010                           0.75%     to       2.45%      0.02%     to       0.02%      14.72%     to       16.69%
 2009                           0.75%     to       2.45%      0.52%     to       0.53%      26.47%     to       28.64%
HARTFORD HIGH YIELD HLS FUND
 2013                           0.75%     to       2.65%      7.51%     to      11.02%       3.65%     to        5.64%
 2012                           0.75%     to       2.65%      8.44%     to      10.62%      11.32%     to       13.46%
 2011                           0.75%     to       2.65%      8.84%     to       8.93%       1.96%     to        3.91%
 2010                           0.75%     to       2.45%      0.67%     to       0.68%      13.34%     to       15.28%
 2009                           0.75%     to       2.45%      7.75%     to       9.42%      46.82%     to       49.34%
HARTFORD INDEX HLS FUND
 2013                           0.75%     to       2.65%      1.79%     to       2.00%      28.50%     to       30.96%
 2012                           0.75%     to       2.65%      2.05%     to       2.36%      12.61%     to       14.77%
 2011                           0.75%     to       2.65%      1.77%     to       2.00%      (0.85)%    to        1.05%
 2010                           0.75%     to       2.40%      1.53%     to       2.08%      12.02%     to       13.88%
 2009                           0.75%     to       2.40%      2.07%     to       2.58%      23.16%     to       25.21%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                           0.75%     to       2.65%      1.31%     to       2.21%      18.37%     to       20.64%
 2012                           0.75%     to       2.65%      1.63%     to       1.87%      17.05%     to       19.30%
 2011                           0.75%     to       2.65%      0.05%     to       0.05%     (16.23)%    to      (14.62)%
 2010                           0.75%     to       2.65%      1.43%     to       1.57%      11.50%     to       13.63%
 2009                           0.75%     to       2.45%      2.06%     to       2.07%      30.23%     to       32.46%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                           0.75%     to       2.35%      0.90%     to       1.29%      34.32%     to       36.48%
 2012                           1.15%     to       2.35%      0.60%     to       0.60%      13.18%     to       14.55%
 2011                           1.15%     to       2.40%        --      to         --       (3.48)%    to       (2.27)%
 2010                           1.15%     to       2.40%      0.58%     to       0.83%      22.85%     to       24.39%
 2009                           1.15%     to       2.40%      0.49%     to       0.68%      44.36%     to       46.18%
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                           1.15%     to       2.40%      1.26%     to       1.28%      31.52%     to       33.17%
 2012                           1.15%     to       2.45%      1.20%     to       1.23%      21.93%     to       23.52%
 2011                           1.15%     to       2.45%      0.01%     to       0.01%     (10.77)%    to       (9.61)%
 2010                           1.15%     to       2.45%      0.60%     to       0.61%      22.27%     to       23.10%
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                           0.75%     to       2.45%        --      to         --       (2.42)%    to       (0.74)%
 2012                           0.75%     to       2.45%        --      to         --       (2.42)%    to       (0.75)%
 2011                           0.75%     to       2.45%        --      to         --       (2.42)%    to       (0.75)%
 2010                           0.75%     to       2.45%        --      to         --       (2.42)%    to       (0.75)%
 2009                           0.75%     to       2.45%      0.05%     to       0.07%      (2.35)%    to       (0.68)%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2013                               8,357,331       $2.686991      to      $23.709195         $23,799,611
 2012                               9,648,892        1.457152      to        1.875066          19,201,189
 2011                              11,438,230        1.291320      to        1.633676          20,063,654
 2010                              12,806,832        1.369416      to        1.703225          23,627,836
 2009                              13,868,602        1.130532      to        1.382440          20,889,417
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                               7,446,338        2.698799      to       29.730949          19,787,758
 2012                              10,330,659        1.876921      to       21.072967          18,830,786
 2011                              12,807,639        1.395157      to        1.610827          19,974,710
 2010                              13,523,605        1.409738      to        1.600207          20,649,609
 2009                              15,231,291        1.057909      to        1.180637          17,411,821
HARTFORD STOCK HLS FUND
 2013                               5,947,651        1.517272      to       21.993573          10,883,008
 2012                               8,661,417        1.044929      to        1.155940          12,035,829
 2011                              10,212,543        0.935702      to        1.018186          12,843,263
 2010                              11,441,576        0.969044      to        1.037207          14,765,737
 2009                              13,170,056        0.864603      to        0.910292          14,741,202
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                              70,014,266        1.290740      to       10.073293          84,147,245
 2012                              98,198,333        1.322709      to       10.520796         121,368,841
 2011                              105,658,723       1.285166      to       10.418250         127,724,502
 2010                              121,324,055       1.234656      to       10.200692         141,343,984
 2009                              133,174,932       1.074005      to        1.198495         151,419,367
HARTFORD VALUE HLS FUND
 2013                              23,560,034        2.048935      to       19.481857          45,326,840
 2012                              31,454,832        1.564597      to       15.161853          45,848,766
 2011                              38,178,180        1.347487      to       13.308227          48,117,113
 2010                              42,401,928        1.384725      to       13.938601          55,135,528
 2009                              27,088,045        1.083181      to        1.184249          31,193,276
AMERICAN FUNDS BOND HLS FUND
 2013                                   1,321       10.968533      to       10.968533              14,491
 2012                                   1,133       11.347774      to       11.347774              12,859
 2011                                   1,021       10.914436      to       10.914436              11,148
 2010                                   1,048       10.415366      to       10.415366              10,916
 2009                                     989        9.910553      to        9.910553               9,799
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                                       7       11.285176      to       11.285176                  84
 2012                                       7        8.939602      to        8.939602                  66
 2011                                       8        7.684986      to        7.684986                  58
 2010                                       8        9.659874      to        9.659874                  74
 2009                                       8        8.017227      to        8.017227                  61
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                                     691       13.314051      to       13.314051               9,201
 2012                                     728       10.361682      to       10.361682               7,540
 2011                                     757        8.902363      to        8.902363               6,736
 2010                                     760        9.422493      to        9.422493               7,160
 2009                                     747        8.040827      to        8.040827               6,010

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2013                           0.75%     to       2.65%      0.08%     to       0.10%      40.61%     to       43.30%
 2012                           0.75%     to       2.45%        --      to         --       12.84%     to       14.78%
 2011                           0.75%     to       2.45%        --      to         --       (5.70)%    to       (4.08)%
 2010                           0.75%     to       2.45%        --      to         --       21.13%     to       23.20%
 2009                           0.75%     to       2.45%      0.01%     to       0.01%      26.16%     to       28.32%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                           0.75%     to       2.65%      0.38%     to       0.39%      41.09%     to       43.79%
 2012                           0.75%     to       2.65%        --      to         --       14.33%     to       16.52%
 2011                           0.75%     to       2.45%        --      to         --       (1.03)%    to        0.66%
 2010                           0.75%     to       2.45%        --      to         --       33.26%     to       35.54%
 2009                           0.75%     to       2.45%      0.09%     to       0.09%      32.11%     to       34.38%
HARTFORD STOCK HLS FUND
 2013                           0.75%     to       2.65%      2.02%     to       4.67%      28.79%     to       31.26%
 2012                           0.75%     to       2.40%      2.15%     to       2.17%      11.67%     to       13.53%
 2011                           0.75%     to       2.40%      1.41%     to       1.41%      (3.44)%    to       (1.83)%
 2010                           0.75%     to       2.40%      1.21%     to       1.22%      12.08%     to       13.94%
 2009                           0.75%     to       2.40%      1.59%     to       1.65%      38.18%     to       40.48%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                           0.75%     to       2.65%      2.34%     to       4.76%      (4.25)%    to       (2.42)%
 2012                           0.75%     to       2.65%      2.12%     to       2.84%       0.98%     to        2.92%
 2011                           0.75%     to       2.65%      2.77%     to       4.63%       2.13%     to        4.09%
 2010                           0.75%     to       2.65%      4.34%     to       4.34%       1.08%     to        3.02%
 2009                           0.75%     to       2.45%      0.03%     to       0.03%       0.88%     to        2.61%
HARTFORD VALUE HLS FUND
 2013                           0.75%     to       2.65%      2.31%     to       3.49%      28.49%     to       30.96%
 2012                           0.75%     to       2.65%      1.58%     to       2.29%      13.93%     to       16.11%
 2011                           0.75%     to       2.65%      1.49%     to       2.14%      (4.52)%    to       (2.69)%
 2010                           0.75%     to       2.65%      1.23%     to       1.24%      11.67%     to       13.81%
 2009                           1.15%     to       2.45%      1.87%     to       1.91%      21.36%     to       22.95%
AMERICAN FUNDS BOND HLS FUND
 2013                           1.00%     to       1.00%      2.14%     to       2.14%      (3.34)%    to       (3.34)%
 2012                           1.00%     to       1.00%      2.61%     to       2.61%       3.97%     to        3.97%
 2011                           1.00%     to       1.00%      2.70%     to       2.70%       4.79%     to        4.79%
 2010                           1.00%     to       1.00%      2.18%     to       2.18%       5.09%     to        5.09%
 2009                           1.00%     to       1.00%      2.96%     to       2.96%      11.12%     to       11.12%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                           1.30%     to       1.30%      1.00%     to       1.00%      26.24%     to       26.24%
 2012                           1.30%     to       1.30%      1.16%     to       1.16%      16.33%     to       16.33%
 2011                           1.30%     to       1.30%      1.37%     to       1.37%     (20.44)%    to      (20.44)%
 2010                           1.30%     to       1.30%      0.02%     to       0.02%      20.49%     to       20.49%
 2009                           1.30%     to       1.30%      0.06%     to       0.06%      58.70%     to       58.70%
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                           1.00%     to       1.00%      0.48%     to       0.48%      28.49%     to       28.49%
 2012                           1.00%     to       1.00%      0.33%     to       0.33%      16.39%     to       16.39%
 2011                           1.00%     to       1.00%        --      to         --       (5.52)%    to       (5.52)%
 2010                           1.00%     to       1.00%      0.49%     to       0.49%      17.18%     to       17.18%
 2009                           1.00%     to       1.00%      0.85%     to       0.85%      37.64%     to       37.64%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                                     604      $10.737343      to      $10.737343              $6,487
 2012                                     623        8.945929      to        8.945929               5,577
 2011                                     617        7.685124      to        7.685124               4,740
 2010                                     524        9.050211      to        9.050211               4,744
 2009                                     491        8.549477      to        8.549477               4,195
HUNTINGTON VA INCOME EQUITY
 FUND
 2013                                 709,998        1.578484      to        1.601582           1,168,992
 2012                               1,114,356        1.301963      to        1.308538           1,474,442
 2011                               1,423,895        1.195401      to        1.200742           1,717,361
 2010                               1,604,815        1.129447      to        1.145320           1,832,843
 2009                               1,874,090        1.022001      to        1.046262           1,943,094
HUNTINGTON VA DIVIDEND
 CAPTURE FUND+
 2013                               1,293,892        2.061629      to       18.189775           3,017,522
 2012                               1,502,185        1.738425      to       15.530865           2,907,592
 2011                               1,809,440        1.577626      to       14.271531           3,128,247
 2010                               2,011,228        1.490473      to       13.652710           3,382,253
 2009                               2,331,395        1.309662      to       12.147326           3,536,837
HUNTINGTON VA GROWTH FUND
 2013                                 891,716        1.091811      to       14.074882           1,118,278
 2012                               1,199,441        0.825778      to       10.746787           1,128,128
 2011                               1,632,036        0.756296      to        9.936521           1,424,532
 2010                               1,746,730        0.789108      to       12.374121           1,605,402
 2009                               2,085,319        0.726565      to        9.729073           1,749,825
HUNTINGTON VA MID CORP
 AMERICA FUND
 2013                               1,100,837        2.491711      to       23.818455           2,876,891
 2012                               1,575,497        1.904597      to       18.379679           3,164,430
 2011                               1,137,530        1.681355      to       16.380140           2,009,859
 2010                               1,275,164        1.749259      to       16.449335           2,341,593
 2009                               1,430,502        1.440935      to       14.307128           2,191,053
HUNTINGTON VA ROTATING
 MARKETS FUND
 2013                                 375,039        1.803123      to       19.236445             798,892
 2012                                 487,153        1.465778      to       15.786629             764,969
 2011                                 555,050        1.386516      to       15.075489             814,562
 2010                                 619,893        1.312766      to       14.409790             880,737
 2009                                 623,104        1.237137      to       13.709305             836,694
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2013                                  99,240       15.040450      to       16.318432           1,581,029
 2012                                 129,741       12.496973      to       13.430734           1,706,676
 2011                                 158,491       11.191268      to       11.913815           1,853,756
 2010                                 190,462       13.625683      to       14.830365           2,555,062
 2009                                 190,667       12.086041      to       12.624134           2,375,563
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2013                                  68,340       11.205692      to       12.157982             815,935
 2012                                  88,069       11.640231      to       12.510019           1,083,912
 2011                                 100,995       11.501474      to       12.244033           1,218,939
 2010                                 131,155       10.757857      to       11.762522           1,513,600
 2009                                 138,105       10.860646      to       11.344256           1,537,739

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                           1.00%     to       1.00%      1.16%     to       1.16%      20.02%     to       20.02%
 2012                           1.00%     to       1.00%      1.59%     to       1.59%      16.41%     to       16.41%
 2011                           1.00%     to       1.00%      1.65%     to       1.65%     (15.08)%    to      (15.08)%
 2010                           1.00%     to       1.00%      0.99%     to       0.99%       5.86%     to        5.86%
 2009                           1.00%     to       1.00%      1.78%     to       1.78%      41.33%     to       41.33%
HUNTINGTON VA INCOME EQUITY
 FUND
 2013                           1.15%     to       2.10%      2.87%     to       3.64%      21.24%     to       22.39%
 2012                           1.15%     to       2.10%      3.57%     to       3.64%       8.43%     to        9.46%
 2011                           1.15%     to       2.10%      2.47%     to       2.78%       4.84%     to        5.84%
 2010                           1.15%     to       2.10%      2.74%     to       2.77%       9.47%     to       10.51%
 2009                           1.15%     to       2.10%        --      to         --       19.09%     to       20.23%
HUNTINGTON VA DIVIDEND
 CAPTURE FUND+
 2013                           1.15%     to       2.40%      2.63%     to       3.01%      17.12%     to       18.59%
 2012                           1.15%     to       2.40%      3.81%     to       3.94%       8.82%     to       10.19%
 2011                           1.15%     to       2.40%      3.60%     to       3.67%       4.53%     to        5.85%
 2010                           1.15%     to       2.40%      4.30%     to       4.36%      12.39%     to       13.81%
 2009                           1.15%     to       2.40%        --      to         --       22.14%     to       23.68%
HUNTINGTON VA GROWTH FUND
 2013                           1.15%     to       2.10%      0.86%     to       0.97%      30.97%     to       32.22%
 2012                           1.15%     to       2.10%      0.27%     to       0.32%       8.15%     to        9.19%
 2011                           1.15%     to       2.10%      0.15%     to       0.17%      (5.07)%    to       (4.16)%
 2010                           1.15%     to       2.35%      0.14%     to       0.15%       7.31%     to        8.61%
 2009                           1.15%     to       2.10%        --      to         --       13.55%     to       14.64%
HUNTINGTON VA MID CORP
 AMERICA FUND
 2013                           1.15%     to       2.10%      0.66%     to       0.76%      29.59%     to       30.83%
 2012                           1.15%     to       2.10%      0.27%     to       0.28%      12.21%     to       13.28%
 2011                           1.15%     to       2.10%      0.42%     to       0.46%      (4.79)%    to       (3.88)%
 2010                           1.15%     to       2.35%      0.68%     to       0.68%      19.95%     to       21.40%
 2009                           1.15%     to       2.10%        --      to         --       31.44%     to       32.70%
HUNTINGTON VA ROTATING
 MARKETS FUND
 2013                           1.15%     to       2.10%      0.73%     to       0.75%      21.85%     to       23.01%
 2012                           1.15%     to       2.10%      1.50%     to       1.54%       4.72%     to        5.72%
 2011                           1.15%     to       2.10%      0.28%     to       0.34%       4.62%     to        5.62%
 2010                           1.15%     to       2.10%      1.12%     to       1.15%       5.11%     to        6.11%
 2009                           1.15%     to       2.10%        --      to         --       30.61%     to       31.85%
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2013                           1.15%     to       2.10%      1.26%     to       1.41%      20.35%     to       21.50%
 2012                           1.15%     to       2.10%      1.01%     to       1.15%      11.67%     to       12.73%
 2011                           1.15%     to       2.10%      1.03%     to       1.07%     (13.39)%    to      (12.56)%
 2010                           1.15%     to       2.35%      1.27%     to       1.29%       6.65%     to        7.93%
 2009                           1.15%     to       2.10%      0.05%     to       0.05%      30.70%     to       31.94%
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2013                           1.15%     to       2.10%      1.37%     to       2.17%      (3.73)%    to       (2.81)%
 2012                           1.15%     to       2.10%      2.31%     to       2.34%       1.21%     to        2.17%
 2011                           1.15%     to       2.10%      0.08%     to       1.91%       3.11%     to        4.09%
 2010                           1.15%     to       2.35%      2.10%     to       2.25%       2.45%     to        3.69%
 2009                           1.15%     to       2.10%        --      to         --        3.27%     to        4.26%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 2013                               1,410,801       $2.261524      to      $26.050892          $3,107,164
 2012                               2,027,107        1.599578      to        1.734112           3,420,229
 2011                               2,590,413        1.332085      to        1.430484           3,615,217
 2010                               3,147,833        1.460334      to       17.437999           4,498,742
 2009                               3,609,527        1.081693      to        1.139746           4,031,556
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                                 783,568       18.753311      to       19.572025          13,905,375
 2012                                 681,183       13.917621      to       14.803378           8,963,825
 2011                                 800,630       12.680534      to       13.746194           9,681,032
 2010                                 795,520       12.148175      to       13.376501          10,216,834
 2009                                 857,371       10.454195      to       11.322903           9,373,468
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                                 302,539       17.245839      to       18.617257           4,861,262
 2012                                 385,845       11.934885      to       13.582544           4,907,798
 2011                                 475,367       10.870684      to       12.169054           5,470,318
 2010                                 492,215       11.113119      to       12.236863           5,739,828
 2009                                 544,832        9.918307      to       10.742542           5,618,773
LORD ABBETT BOND-DEBENTURE
 FUND
 2013                               2,277,171       17.311795      to       17.632098          36,948,777
 2012                               3,154,064       16.124338      to       16.737563          48,008,279
 2011                               3,422,691       14.436308      to       15.272632          46,957,622
 2010                               3,438,210       12.618015      to       13.934296          45,820,745
 2009                               3,474,236       11.513108      to       12.499915          41,814,140
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                               5,923,623       14.899909      to       18.088652          83,322,702
 2012                               8,332,514       11.046512      to       13.667382          87,477,634
 2011                               9,577,906        9.929407      to       12.520793          90,901,086
 2010                              10,906,148        9.645309      to       10.651834         111,678,984
 2009                              11,934,486        8.418646      to        9.140477         105,584,189
LORD ABBETT CLASSIC STOCK
 FUND
 2013                                 299,385       16.919769      to       17.430130           4,752,698
 2012                                 434,945       13.128073      to       13.783116           5,408,146
 2011                                 500,599       10.261310      to       11.492642           5,473,113
 2010                                 562,060       11.448928      to       12.606524           6,784,541
 2009                                 576,760       10.281352      to       11.130070           6,195,347
MFS(R) CORE EQUITY FUND
 2013                                  77,629        1.645837      to        9.482955             494,868
 2012                                  68,615        1.238728      to        7.392821             284,844
 2011                                  64,096        1.079719      to        6.489064             223,290
 2010                                  77,421        1.105123      to        6.688412             323,423
 2009                                  91,188        0.955152      to        5.821290             363,669
MFS(R) GROWTH FUND
 2013                                  40,586       15.002929      to       22.603485             425,676
 2012                                  50,746        6.669864      to       11.117367             391,394
 2011                                  59,203        5.814098      to        9.604214             393,013
 2010                                  79,308        5.968854      to        9.771444             548,414
 2009                                  86,204        5.295441      to        8.591416             522,942

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 2013                           1.15%     to       2.35%      0.27%     to       0.55%      28.86%     to       30.41%
 2012                           1.15%     to       2.10%        --      to         --       20.08%     to       21.23%
 2011                           1.15%     to       2.10%      0.02%     to       0.02%      (2.97)%    to       (2.04)%
 2010                           1.15%     to       2.35%      0.43%     to       0.43%      26.60%     to       28.13%
 2009                           1.15%     to       2.10%        --      to         --       30.19%     to       31.43%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                           0.75%     to       2.65%      0.24%     to       0.26%      32.21%     to       34.75%
 2012                           0.75%     to       2.65%      0.49%     to       0.55%       7.69%     to        9.76%
 2011                           0.75%     to       2.65%      0.20%     to       0.22%      (6.99)%    to       (5.20)%
 2010                           0.75%     to       2.40%      0.31%     to       0.32%      16.20%     to       18.14%
 2009                           0.75%     to       2.40%      0.18%     to       0.22%      22.99%     to       25.03%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                           0.75%     to       2.65%      1.59%     to       1.70%      24.58%     to       26.97%
 2012                           0.75%     to       2.40%      2.92%     to       2.95%       9.79%     to       11.62%
 2011                           0.75%     to       2.40%      2.68%     to       2.76%      (2.18)%    to       (0.55)%
 2010                           0.75%     to       2.40%      2.85%     to       2.89%      12.05%     to       13.91%
 2009                           0.75%     to       2.40%      3.55%     to       3.61%      20.48%     to       22.49%
LORD ABBETT BOND-DEBENTURE
 FUND
 2013                           0.75%     to       2.65%      4.66%     to       6.17%       5.34%     to        7.36%
 2012                           0.75%     to       2.65%      5.49%     to       6.06%       9.59%     to       11.69%
 2011                           0.75%     to       2.65%      5.79%     to       6.29%       1.65%     to        3.60%
 2010                           0.75%     to       2.45%      5.84%     to       6.11%       9.60%     to       11.48%
 2009                           0.75%     to       2.45%      6.56%     to       6.60%      31.06%     to       33.31%
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                           0.75%     to       2.65%      0.50%     to       1.34%      32.35%     to       34.88%
 2012                           0.75%     to       2.65%      0.91%     to       1.01%       9.16%     to       11.25%
 2011                           0.75%     to       2.65%      0.34%     to       0.71%      (8.54)%    to       (6.78)%
 2010                           0.75%     to       2.45%      0.50%     to       0.53%      14.57%     to       16.54%
 2009                           0.75%     to       2.45%      1.03%     to       1.04%      16.02%     to       18.01%
LORD ABBETT CLASSIC STOCK
 FUND
 2013                           0.75%     to       2.65%      0.97%     to       1.04%      26.46%     to       28.88%
 2012                           0.75%     to       2.65%      0.90%     to       1.02%      12.08%     to       14.23%
 2011                           0.75%     to       2.45%      0.67%     to       0.69%     (10.37)%    to       (8.84)%
 2010                           0.75%     to       2.45%      0.31%     to       0.39%      11.36%     to       13.27%
 2009                           0.75%     to       2.45%      0.79%     to       0.79%      22.47%     to       24.57%
MFS(R) CORE EQUITY FUND
 2013                           1.30%     to       2.25%      0.79%     to       1.02%      31.61%     to       32.87%
 2012                           1.30%     to       2.00%      0.65%     to       0.78%      13.93%     to       14.73%
 2011                           1.30%     to       2.00%      0.97%     to       0.98%      (2.98)%    to       (2.30)%
 2010                           1.30%     to       2.00%      1.06%     to       1.07%      14.90%     to       15.70%
 2009                           1.30%     to       2.00%      1.64%     to       1.67%      29.81%     to       30.72%
MFS(R) GROWTH FUND
 2013                           1.40%     to       2.55%      0.16%     to       0.23%      33.41%     to       34.95%
 2012                           1.40%     to       2.30%        --      to         --       14.72%     to       15.76%
 2011                           1.40%     to       2.30%      0.14%     to       0.23%      (2.59)%    to       (1.71)%
 2010                           1.40%     to       2.30%      0.12%     to       0.12%      12.72%     to       13.74%
 2009                           1.40%     to       2.30%      0.28%     to       0.31%      34.55%     to       35.76%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 FUND
 2013                                  37,403       $9.685111      to      $13.010717            $408,754
 2012                                  39,993        7.583475      to       10.126541             337,166
 2011                                  39,392        6.260031      to        8.779192             289,529
 2010                                  37,848        6.368966      to        8.851891             283,843
 2009                                  44,187        5.794219      to        7.980995             299,829
MFS(R) INVESTORS TRUST FUND
 2013                                  55,181        1.788419      to       12.539250             621,198
 2012                                  73,659        1.372045      to        9.745646             661,733
 2011                                  85,174        1.166272      to        8.392348             643,731
 2010                                 148,269        1.207884      to        8.805666             830,607
 2009                                 218,574        1.101446      to        8.134690             962,645
MFS(R) TOTAL RETURN FUND
 2013                                 286,827        1.675172      to       15.771394           4,846,624
 2012                                 350,823        1.425567      to       13.603738           5,107,136
 2011                                 435,523        1.298094      to       12.555639           5,823,005
 2010                                 570,469        1.292193      to       13.014999           7,683,114
 2009                                 732,122        1.190849      to       12.151065           8,693,324
MFS(R) VALUE FUND
 2013                                     638       14.774501      to       14.774501               9,422
 2012                                     672       11.005461      to       11.005461               7,400
 2011                                     723        9.592508      to        9.592508               6,937
 2010                                     715        9.734391      to        9.734391               6,957
 2009                                     675        8.840590      to        8.840590               5,969
INVESCO V.I. EQUITY AND
 INCOME FUND+
 2013                                 207,472       13.157576      to       17.440586           3,053,335
 2012                                 286,160       10.648053      to       14.325555           3,380,525
 2011                                 351,072        9.582239      to       13.907421           3,754,955
 2010                                  12,439       14.534278      to       15.448544             186,662
 2009                                  13,908       13.275283      to       13.997917             189,276
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                                 387,881        1.394451      to       12.089085           4,880,917
 2012                                 372,425        1.417185      to       12.478134           5,146,355
 2011                                 414,775        1.311877      to       13.586573           5,383,928
 2010                                 623,216        1.257984      to       13.198958           7,517,213
 2009                                 821,207        1.189467      to       10.971449           8,918,390
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2013                                  26,570        2.310689      to       26.476818             482,204
 2012                                  29,945        2.565377      to       29.779865             653,783
 2011                                  32,953        2.203209      to       25.910135             609,925
 2010                                  31,844       22.414123      to       24.845159             754,774
 2009                                  37,033       20.711751      to       23.235224             825,911
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2013                                 845,354       18.336505      to       18.682484          14,824,281
 2012                               1,242,736       19.032629      to       19.038364          22,389,555
 2011                               1,466,864       16.001148      to       16.312721          22,392,079
 2010                               1,683,128       19.717369      to       23.844955          31,776,607
 2009                               1,698,167       16.701612      to       20.561302          27,376,907

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 FUND
 2013                           1.40%     to       2.00%      0.62%     to       0.62%      27.71%     to       28.48%
 2012                           1.40%     to       2.00%      0.46%     to       0.46%      14.66%     to       15.35%
 2011                           1.40%     to       2.30%      0.54%     to       0.55%      (1.71)%    to       (0.82)%
 2010                           1.40%     to       2.30%      0.44%     to       0.45%       9.92%     to       10.91%
 2009                           1.40%     to       2.30%      0.74%     to       0.77%      36.38%     to       37.61%
MFS(R) INVESTORS TRUST FUND
 2013                           1.30%     to       2.60%      1.05%     to       1.09%      28.67%     to       30.35%
 2012                           1.30%     to       2.60%      0.88%     to       0.89%      16.13%     to       17.64%
 2011                           1.30%     to       2.60%      0.38%     to       0.91%      (4.69)%    to       (3.45)%
 2010                           1.30%     to       2.60%      1.07%     to       1.50%       8.25%     to        9.66%
 2009                           1.30%     to       2.60%      1.62%     to       1.63%      23.64%     to       25.26%
MFS(R) TOTAL RETURN FUND
 2013                           1.30%     to       2.65%      1.50%     to       1.79%      15.93%     to       17.51%
 2012                           1.30%     to       2.65%      2.27%     to       2.77%       8.35%     to        9.82%
 2011                           1.30%     to       2.65%      2.61%     to       2.61%      (0.89)%    to        0.46%
 2010                           1.30%     to       2.60%      2.94%     to       5.24%       7.11%     to        8.51%
 2009                           1.30%     to       2.60%      3.22%     to       3.69%      15.00%     to       16.51%
MFS(R) VALUE FUND
 2013                           1.00%     to       1.00%      0.97%     to       0.97%      34.25%     to       34.25%
 2012                           1.00%     to       1.00%      1.43%     to       1.43%      14.73%     to       14.73%
 2011                           1.00%     to       1.00%      1.27%     to       1.27%      (1.46)%    to       (1.46)%
 2010                           1.00%     to       1.00%      1.27%     to       1.27%      10.11%     to       10.11%
 2009                           1.00%     to       1.00%        --      to         --       21.23%     to       21.23%
INVESCO V.I. EQUITY AND
 INCOME FUND+
 2013                           1.30%     to       2.55%      1.31%     to       1.48%      21.74%     to       23.57%
 2012                           1.30%     to       2.55%      1.79%     to       1.82%       9.56%     to       11.12%
 2011                           1.30%     to       2.40%      0.27%     to       0.28%      (4.18)%    to       (3.64)%
 2010                           1.50%     to       2.30%      1.70%     to       1.97%       9.48%     to       10.36%
 2009                           1.50%     to       2.30%      2.48%     to       2.81%      19.70%     to       20.67%
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                           1.30%     to       2.85%      3.46%     to       3.70%      (3.12)%    to       (1.60)%
 2012                           1.30%     to       2.85%      4.55%     to       4.57%       6.37%     to        8.03%
 2011                           1.30%     to       2.60%      2.60%     to       3.46%       2.94%     to        4.28%
 2010                           1.30%     to       2.60%      6.23%     to       6.94%       4.40%     to        5.76%
 2009                           1.30%     to       2.85%      8.29%     to       8.29%       6.56%     to        8.23%
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2013                           1.30%     to       2.60%      4.05%     to       4.26%     (11.09)%    to       (9.93)%
 2012                           1.30%     to       2.60%      2.74%     to       2.89%      14.94%     to       16.44%
 2011                           1.30%     to       2.60%      3.54%     to       3.63%       4.29%     to        5.65%
 2010                           1.40%     to       2.60%      4.15%     to       4.30%       6.93%     to        8.22%
 2009                           1.40%     to       2.60%      8.09%     to       8.50%      26.87%     to       28.40%
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2013                           0.75%     to       2.65%      1.12%     to       1.38%      (3.69)%    to       (1.84)%
 2012                           0.75%     to       2.65%        --      to         --       16.71%     to       18.95%
 2011                           0.75%     to       2.65%      0.38%     to       0.44%     (20.38)%    to      (18.85)%
 2010                           0.75%     to       2.60%      0.59%     to       0.62%      15.97%     to       18.06%
 2009                           0.75%     to       2.60%        --      to         --       65.49%     to       68.85%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO+
 2013                                 813,067      $13.026230      to      $13.129316         $10,662,732
UIF MID CAP GROWTH PORTFOLIO
 2013                                 375,513       19.727891      to       22.823685           8,055,118
 2012                                 583,980       14.697249      to       16.725853           9,249,251
 2011                                 752,772       13.876019      to       15.532996          11,141,959
 2010                                 852,658       15.311706      to       16.859568          13,785,858
 2009                                 865,272       11.857135      to       12.842311          10,724,623
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                                 495,328       21.179622      to       24.782999          10,286,862
 2012                                 724,104       15.932646      to       18.990959          11,370,087
 2011                                 795,341       13.711234      to       18.243202          10,834,337
 2010                                 950,572       13.701193      to       18.552709          13,078,497
 2009                               1,012,549       11.298285      to       15.576875          11,633,476
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2013                                  66,935        2.763681      to       14.010808           2,342,405
 2012                                  80,360        2.033394      to       10.468684           2,088,920
 2011                                  85,969        1.898469      to        9.926932           2,180,534
 2010                                 101,734        2.067430      to       10.976615           2,685,586
 2009                                 121,588        1.577208      to        8.504281           2,402,345
MORGAN STANLEY MONEY MARKET
 PORTFOLIO
 2013                                 456,434        1.016224      to        8.930910           4,805,496
 2012                                 541,789        1.029389      to        9.165262           5,924,733
 2011                                 684,397        1.042742      to        9.405543           6,808,088
 2010                                 944,165        1.056265      to        9.652350           8,307,990
 2009                               1,147,310        1.069991      to        9.905627          10,656,905
MORGAN STANLEY GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2013                                  93,703        2.400575      to       13.554934           2,175,712
 2012                                 156,008        2.066150      to       11.820086           2,536,339
 2011                                 179,505        1.771790      to       10.273187           2,582,134
 2010                                 203,490        1.550008      to        9.101564           2,668,455
 2009                                 316,983        1.465801      to        8.874119           3,209,483
INVESCO V.I. EQUALLY-
 WEIGHTED S&P 500 FUND
 2013                                 239,418        2.323911      to       24.746789           7,584,716
 2012                                 320,148        1.738574      to       18.999175           7,185,523
 2011                                 370,572        1.504281      to       16.700593           7,452,258
 2010                                 532,476        1.529464      to       14.815778           9,472,091
 2009                                 694,825        1.275164      to       12.547030           9,538,700
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2013                                  11,426       22.745582      to       25.320088             298,905
 2012                                  17,308       13.624834      to       15.001498             265,382
 2011                                  18,253       12.190696      to       13.275667             235,982
 2010                                  33,670       13.706419      to       14.762932             475,511
 2009                                  33,039       11.115325      to       11.841244             376,418
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2013                                  18,741       25.007210      to       28.091786             485,280
 2012                                  19,697       21.448564      to       23.830805             434,031
 2011                                  22,841       19.044128      to       20.927961             460,262
 2010                                  34,308       17.923536      to       19.481149             642,228
 2009                                  35,079       16.130007      to       17.339968             588,775

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO+
 2013                           1.30%     to       2.60%        --      to         --       30.26%     to       31.29%
UIF MID CAP GROWTH PORTFOLIO
 2013                           0.75%     to       2.40%      0.24%     to       0.24%      34.23%     to       36.46%
 2012                           0.75%     to       2.40%        --      to         --        5.92%     to        7.68%
 2011                           0.75%     to       2.40%      0.25%     to       0.27%      (9.38)%    to       (7.87)%
 2010                           0.75%     to       2.40%        --      to         --       29.14%     to       31.28%
 2009                           0.75%     to       2.40%        --      to         --       53.64%     to       56.19%
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                           0.75%     to       2.85%      0.51%     to       0.66%      30.50%     to       32.93%
 2012                           0.75%     to       2.85%      0.68%     to       0.70%      14.01%     to       16.20%
 2011                           0.75%     to       2.60%      0.60%     to       0.61%      (1.67)%    to        0.07%
 2010                           0.75%     to       2.60%      0.89%     to       1.04%      19.10%     to       21.27%
 2009                           0.75%     to       2.60%      1.13%     to       1.27%      35.64%     to       38.12%
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2013                           1.30%     to       2.60%      0.06%     to       0.34%      33.84%     to       35.91%
 2012                           1.30%     to       2.60%        --      to         --        5.46%     to        7.11%
 2011                           1.30%     to       2.60%      0.11%     to       0.35%      (9.56)%    to       (8.17)%
 2010                           1.30%     to       2.60%      0.14%     to       0.14%      29.07%     to       31.08%
 2009                           1.30%     to       2.60%        --      to         --       55.93%     to       58.37%
MORGAN STANLEY MONEY MARKET
 PORTFOLIO
 2013                           1.30%     to       2.60%      0.01%     to       0.01%      (2.56)%    to       (1.28)%
 2012                           1.30%     to       2.60%      0.01%     to       0.01%      (2.55)%    to       (1.28)%
 2011                           1.30%     to       2.60%      0.01%     to       0.01%      (2.56)%    to       (1.28)%
 2010                           1.30%     to       2.60%      0.01%     to       0.01%      (2.56)%    to       (1.28)%
 2009                           1.30%     to       2.60%      0.01%     to       0.04%      (2.55)%    to       (1.27)%
MORGAN STANLEY GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2013                           1.30%     to       2.35%      2.23%     to       2.97%      14.68%     to       16.19%
 2012                           1.30%     to       2.35%      1.97%     to       2.21%      15.06%     to       16.61%
 2011                           1.30%     to       2.35%      2.59%     to       2.86%      12.87%     to       14.31%
 2010                           1.30%     to       2.35%      2.29%     to       2.29%       4.34%     to        5.75%
 2009                           1.30%     to       2.10%      2.53%     to       3.45%      15.72%     to       16.94%
INVESCO V.I. EQUALLY-
 WEIGHTED S&P 500 FUND
 2013                           1.30%     to       2.85%      1.25%     to       1.41%      31.32%     to       33.67%
 2012                           1.30%     to       2.65%      1.63%     to       1.79%      13.76%     to       15.58%
 2011                           1.30%     to       2.65%      1.01%     to       1.56%      (3.26)%    to       (1.65)%
 2010                           1.30%     to       2.60%      1.25%     to       1.77%      18.08%     to       19.94%
 2009                           1.30%     to       2.60%      2.23%     to       2.39%      41.08%     to       43.20%
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2013                           1.50%     to       2.60%        --      to         --       66.94%     to       68.78%
 2012                           1.50%     to       2.60%        --      to         --       11.76%     to       13.00%
 2011                           1.50%     to       2.60%      4.17%     to       4.18%     (11.06)%    to      (10.07)%
 2010                           1.50%     to       2.60%        --      to         --       23.31%     to       24.67%
 2009                           1.50%     to       2.60%        --      to         --       42.89%     to       44.47%
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2013                           1.50%     to       2.60%      2.59%     to       2.62%      16.59%     to       17.88%
 2012                           1.50%     to       2.60%      2.20%     to       2.21%      12.63%     to       13.87%
 2011                           1.50%     to       2.60%      3.17%     to       3.29%       6.25%     to        7.43%
 2010                           1.50%     to       2.60%      0.14%     to       0.48%      11.12%     to       12.35%
 2009                           1.50%     to       2.60%      6.58%     to       8.09%      26.24%     to       27.64%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP
 GROWTH FUND/ VA+
 2013                                 287,141      $13.327701      to      $14.950078          $4,185,495
 2012                                 416,183       10.070234      to       11.150423           4,541,190
 2011                                 548,416        8.883784      to        9.709738           5,227,964
 2010                                 334,650        9.028582      to        9.740581           3,195,386
 2009                                 268,436        7.276105      to        7.748581           2,042,025
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                               2,158,537       15.208776      to       20.546065          30,811,193
 2012                               3,329,479       11.839081      to       16.300103          37,299,396
 2011                               3,982,406       10.481103      to       14.707136          39,735,535
 2010                               4,669,898       10.707143      to       15.312529          47,862,510
 2009                               5,084,418        9.103550      to        9.884059          48,461,503
OPPENHEIMER GLOBAL FUND/ VA+
 2013                               6,683,713       18.269664      to       21.124717         114,998,692
 2012                              10,122,147       14.494808      to       17.081030         139,326,196
 2011                              11,848,254       12.074238      to       14.501290         136,665,343
 2010                              13,249,423        9.211209      to       13.299088         169,274,589
 2009                              14,468,040        8.158560      to       11.580745         162,032,604
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2013                                 439,447       14.117877      to       16.406337           6,710,446
 2012                                 612,063       11.007170      to       12.576051           7,214,807
 2011                                 714,966        9.673409      to       10.865981           7,332,939
 2010                                 834,380        9.944645      to       10.982330           8,678,561
 2009                                 926,970        8.798832      to        9.553191           8,458,373
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                               2,280,373       19.706083      to       25.728730          42,145,091
 2012                               3,715,414       14.118832      to       18.786863          49,534,146
 2011                               4,530,304       12.088944      to       16.394229          52,056,918
 2010                               5,156,605       12.477264      to       17.245498          61,538,635
 2009                               5,816,875        9.409166      to       10.215848          57,246,863
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                               1,402,513       18.626547      to       25.429077          31,000,713
 2012                               2,033,101       17.740592      to       23.763861          42,647,833
 2011                               2,320,202       16.334348      to       21.468467          43,968,750
 2010                               2,476,181       15.713840      to       22.337761          49,092,596
 2009                               2,411,095       14.285292      to       19.974918          43,044,632
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                                 211,163       12.062583      to       51.671303           5,811,348
 2012                                 331,554       10.345093      to       43.567673           7,668,294
 2011                                 384,839        9.283463      to       38.438002           7,751,023
 2010                                 386,191        9.553836      to       38.890290           7,570,946
 2009                                 384,724        8.536656      to       34.164535           6,046,084
PUTNAM VT GROWTH AND INCOME
 FUND
 2013                                 132,099       13.538160      to       74.698236           4,725,232
 2012                                 157,186       10.220434      to       55.470266           4,342,381
 2011                                 181,052        8.786996      to       46.910392           4,159,485
 2010                                 191,585        9.438735      to       49.564167           4,733,957
 2009                                 184,168        8.452551      to       43.659846           4,145,275

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP
 GROWTH FUND/ VA+
 2013                           1.15%     to       2.45%        --      to         --       32.35%     to       34.08%
 2012                           1.15%     to       2.45%        --      to         --       13.36%     to       14.84%
 2011                           1.15%     to       2.45%        --      to         --       (1.60)%    to       (0.32)%
 2010                           1.15%     to       2.45%        --      to         --       24.09%     to       25.71%
 2009                           1.15%     to       2.45%        --      to         --       29.06%     to       30.75%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                           0.75%     to       2.65%      0.74%     to       0.76%      26.05%     to       28.46%
 2012                           0.75%     to       2.65%      0.34%     to       0.40%      10.83%     to       12.96%
 2011                           0.75%     to       2.65%      0.10%     to       0.10%      (3.95)%    to       (2.11)%
 2010                           0.75%     to       2.65%        --      to         --        6.29%     to        8.33%
 2009                           0.75%     to       2.45%      0.01%     to       0.01%      40.67%     to       43.08%
OPPENHEIMER GLOBAL FUND/ VA+
 2013                           0.75%     to       2.65%      1.18%     to       1.36%      23.67%     to       26.04%
 2012                           0.75%     to       2.65%      1.85%     to       1.98%      17.79%     to       20.05%
 2011                           0.75%     to       2.65%        --      to       1.05%     (10.92)%    to       (9.21)%
 2010                           0.75%     to       2.45%      1.23%     to       1.26%      12.90%     to       14.84%
 2009                           0.75%     to       2.45%      1.91%     to       1.92%      35.99%     to       38.32%
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2013                           0.75%     to       2.45%      0.85%     to       0.85%      28.26%     to       30.46%
 2012                           0.75%     to       2.45%      0.66%     to       0.69%      13.79%     to       15.74%
 2011                           0.75%     to       2.45%      0.57%     to       0.58%      (2.73)%    to       (1.06)%
 2010                           0.75%     to       2.45%      0.88%     to       0.90%      13.02%     to       14.96%
 2009                           0.75%     to       2.45%      1.60%     to       5.03%      24.90%     to       27.04%
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                           0.75%     to       2.65%      0.65%     to       0.75%      36.95%     to       39.57%
 2012                           0.75%     to       2.65%      0.31%     to       0.43%      14.59%     to       16.79%
 2011                           0.75%     to       2.65%      0.29%     to       0.36%      (4.94)%    to       (3.11)%
 2010                           0.75%     to       2.65%      0.37%     to       0.37%      19.84%     to       22.14%
 2009                           0.75%     to       2.45%      0.64%     to       0.65%      33.58%     to       35.86%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                           0.75%     to       2.65%      2.89%     to       3.53%       4.99%     to        7.01%
 2012                           0.75%     to       2.65%      5.37%     to       5.61%       8.61%     to       10.69%
 2011                           0.75%     to       2.65%        --      to       9.34%      (5.70)%    to       (3.89)%
 2010                           0.75%     to       2.40%     14.67%     to      14.82%      10.00%     to       11.83%
 2009                           0.75%     to       2.40%      6.40%     to       7.38%      51.68%     to       54.20%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                           0.75%     to       2.45%      1.80%     to       1.81%      16.60%     to       18.60%
 2012                           0.75%     to       2.45%      0.72%     to       0.72%      11.44%     to       13.35%
 2011                           0.75%     to       2.45%      4.31%     to       4.33%      (2.83)%    to       (1.16)%
 2010                           0.75%     to       2.45%      5.47%     to       5.52%      11.92%     to       13.83%
 2009                           0.75%     to       2.45%      5.79%     to       5.83%      31.94%     to       34.20%
PUTNAM VT GROWTH AND INCOME
 FUND
 2013                           0.75%     to       2.40%      0.27%     to       1.66%      32.46%     to       34.66%
 2012                           0.75%     to       2.40%      1.69%     to       1.75%      16.31%     to       18.25%
 2011                           0.75%     to       2.40%      1.28%     to       1.41%      (6.90)%    to       (5.35)%
 2010                           0.75%     to       2.40%      1.52%     to       1.56%      11.67%     to       13.52%
 2009                           0.75%     to       2.40%      2.64%     to       2.67%      26.73%     to       28.84%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                                 495,068       $7.880268      to       $8.741171          $4,208,063
 2012                                 133,996        6.587144      to        7.055549             925,572
 2011                                 140,461        5.546623      to        5.864365             809,485
 2010                                 106,044        6.593054      to        6.880497             719,439
 2009                                 122,089        6.307141      to        6.497191             785,159
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                               1,901,725       16.643288      to       25.412902          32,155,946
 2012                               3,052,070       13.344161      to       19.992244          41,536,904
 2011                               3,656,305       11.239143      to       16.521763          41,027,803
 2010                               3,710,479       13.894466      to       20.039777          50,746,015
 2009                               4,065,595        6.831196      to       18.350770          51,160,897
PUTNAM VT INVESTORS FUND
 2013                               1,713,736       14.383401      to       20.986803          20,535,251
 2012                               2,665,098        6.821686      to       10.724710          24,566,239
 2011                               3,281,193        5.980751      to        9.248869          26,311,391
 2010                               3,675,500        6.123513      to        9.314562          29,810,519
 2009                               4,056,740        5.489267      to        8.237992          29,245,066
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2013                                 292,696       17.368559      to       18.353989           5,277,335
 2012                                  67,296       13.038869      to       13.553343             895,955
 2011                                  70,396       11.438389      to       11.695236             815,061
 2010                                  90,002       12.343941      to       12.414350           1,114,470
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                                 823,281       24.274924      to       35.191734          25,633,546
 2012                               1,409,074       17.854586      to       25.397393          32,311,517
 2011                               1,715,931       15.604936      to       21.779803          34,025,474
 2010                               1,963,144       16.819413      to       23.032476          41,489,131
 2009                               2,186,839       14.612504      to       18.419681          37,246,459
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2013                                 201,291       14.905794      to       17.216653           2,816,249
 2012                                 325,715       10.371758      to       12.716907           3,917,285
 2011                                 386,279        9.444989      to       11.385479           4,200,709
 2010                                 357,389        9.418537      to       11.162153           3,825,606
 2009                                 407,399        8.709196      to       10.147627           3,992,693
PUTNAM VT VOYAGER FUND
 2013                                 164,283       24.559128      to       93.737609           4,090,379
 2012                                 183,137       17.546042      to       65.710900           3,430,099
 2011                                 212,154       15.772876      to       56.104212           3,796,836
 2010                                 204,253        7.853627      to       69.084497           4,696,803
 2009                                 254,339        6.682609      to       57.851101           3,788,975
PUTNAM VT EQUITY INCOME FUND
 2013                                 343,718       21.106196      to       23.251514           7,694,519
 2012                                 407,877       16.501820      to       17.691694           6,987,732
 2011                                 460,234       14.174572      to       14.940621           6,712,687
 2010                                 435,024       14.252552      to       14.769377           6,315,710
 2009                                 456,368       12.970674      to       13.214639           5,976,725

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                           0.75%     to       2.40%        --      to       2.52%      19.32%     to       21.30%
 2012                           1.15%     to       2.45%      2.86%     to       2.97%      18.76%     to       20.31%
 2011                           1.15%     to       2.45%      2.39%     to       2.54%     (15.87)%    to      (14.77)%
 2010                           1.15%     to       2.45%      3.28%     to       3.45%       4.53%     to        5.90%
 2009                           1.15%     to       2.45%        --      to         --       23.14%     to       24.75%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                           0.75%     to       2.65%      1.41%     to       1.65%      24.72%     to       27.11%
 2012                           0.75%     to       2.65%      2.13%     to       2.30%      18.73%     to       21.01%
 2011                           0.75%     to       2.65%      3.21%     to       3.23%     (19.11)%    to      (17.56)%
 2010                           0.75%     to       2.65%      3.49%     to       3.49%       7.15%     to        9.20%
 2009                           0.75%     to       2.45%        --      to         --       21.62%     to       23.70%
PUTNAM VT INVESTORS FUND
 2013                           0.75%     to       2.65%        --      to       1.43%      31.59%     to       34.11%
 2012                           0.75%     to       2.40%      1.28%     to       1.44%      14.06%     to       15.96%
 2011                           0.75%     to       2.40%      1.09%     to       1.22%      (2.33)%    to       (0.71)%
 2010                           0.75%     to       2.40%      1.21%     to       1.21%      11.22%     to       13.07%
 2009                           0.75%     to       2.45%      1.08%     to       1.27%      27.66%     to       29.85%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2013                           0.75%     to       2.40%      0.39%     to       0.50%      33.21%     to       35.42%
 2012                           0.75%     to       2.40%      0.23%     to       0.23%      13.99%     to       15.89%
 2011                           0.75%     to       2.40%      0.25%     to       0.28%      (7.34)%    to       (5.79)%
 2010                           0.75%     to       2.40%        --      to         --       23.44%     to       24.14%
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                           0.75%     to       2.65%      0.83%     to       1.04%      35.96%     to       38.56%
 2012                           0.75%     to       2.65%      0.45%     to       0.45%      14.42%     to       16.61%
 2011                           0.75%     to       2.65%      0.49%     to       0.49%      (7.22)%    to       (5.44)%
 2010                           0.75%     to       2.65%      0.30%     to       0.30%      22.69%     to       25.04%
 2009                           0.75%     to       2.45%      1.70%     to       1.70%      28.35%     to       30.55%
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2013                           0.75%     to       2.65%        --      to       1.52%      15.01%     to       17.21%
 2012                           0.75%     to       2.45%      1.92%     to       1.99%       9.81%     to       11.69%
 2011                           0.75%     to       2.45%      2.08%     to       2.12%       0.28%     to        2.00%
 2010                           0.75%     to       2.45%      5.05%     to       5.11%       8.15%     to       10.00%
 2009                           0.75%     to       2.45%      4.45%     to       4.62%      22.59%     to       24.69%
PUTNAM VT VOYAGER FUND
 2013                           0.75%     to       2.65%      0.49%     to       0.77%      39.97%     to       42.65%
 2012                           0.75%     to       2.65%      0.31%     to       0.33%      11.24%     to       13.37%
 2011                           1.15%     to       2.65%        --      to         --      (20.00)%    to      (18.79)%
 2010                           1.15%     to       2.45%      1.27%     to       1.27%      17.88%     to       19.42%
 2009                           1.15%     to       2.40%      0.51%     to       0.75%      60.01%     to       62.02%
PUTNAM VT EQUITY INCOME FUND
 2013                           0.75%     to       2.65%        --      to       2.01%      28.95%     to       31.43%
 2012                           0.75%     to       2.45%      2.21%     to       2.27%      16.42%     to       18.41%
 2011                           0.75%     to       2.45%      1.68%     to       1.84%      (0.55)%    to        1.16%
 2010                           0.75%     to       2.45%      2.01%     to       2.04%       9.88%     to       11.77%
 2009                           0.75%     to       2.45%      1.23%     to       1.28%      24.37%     to       26.50%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO
 2013                                 115,676       $1.389631      to       $1.503025            $161,590
 2012                                 163,326        1.067121      to        1.143296             175,496
 2011                                 197,101        0.991140      to        1.051851             196,659
 2010                                 330,747        1.060424      to        1.114727             354,259
 2009                                 408,482        0.935772      to        0.974389             385,438
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                               1,150,248       18.686836      to       23.178461          24,634,981
 2012                               1,827,941       14.491008      to       17.457721          29,845,558
 2011                               2,108,391       13.012903      to       15.382082          30,611,144
 2010                               2,453,952       14.181013      to       15.856481          36,446,904
 2009                               2,738,744       12.972981      to       14.239834          36,321,876
INVESCO V.I. COMSTOCK FUND+
 2013                               1,674,153       21.577179      to       23.665796          37,160,386
 2012                               2,574,929       16.332711      to       17.577090          42,974,594
 2011                               3,236,236       14.102268      to       14.891253          46,111,750
 2010                               3,707,365       14.792870      to       15.326425          54,744,089
 2009                               4,103,689       12.159411      to       13.346950          53,170,517
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                                   8,279       19.072277      to       20.973366             165,118
 2012                                  11,378       13.706187      to       15.229283             163,328
 2011                                  13,282       12.405145      to       13.632928             172,263
 2010                                  16,549       13.601087      to       14.783671             234,568
 2009                                  17,222       11.675064      to       12.551405             208,578
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                                   7,897       16.957027      to       18.876467             140,966
 2012                                  14,416       12.739822      to       14.027006             194,686
 2011                                  14,167       11.713370      to       12.755802             174,494
 2010                                  23,160       13.263331      to       14.285671             321,356
 2009                                  21,347       10.695487      to       11.393961             237,031
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                                   3,188        1.631978      to        1.631978               5,202
 2012                                   3,191        1.273268      to        1.273268               4,063
 2011                                   3,321        1.083489      to        1.083489               3,598
 2010                                   3,366        1.125767      to        1.125767               3,789
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                               1,200,512        1.092958      to        2.014936           1,616,551
 2012                               1,351,867        0.933396      to        1.699411           1,523,973
 2011                               1,519,041        0.840995      to        1.512162           1,517,493
 2010                               1,708,305        0.987748      to        1.753967           1,958,734
 2009                               1,662,697        0.866352      to        1.519248           1,645,773
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                                 130,153       18.439700      to       19.252544           2,412,337
 2012                                 182,005       12.468025      to       12.935392           2,286,776
 2011                                 233,490       11.841972      to       12.103026           2,753,528
 2010                                 296,600       12.712117      to       12.798846           3,727,963
 2009                                   5,610        1.298796      to        1.342955               7,432

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO
 2013                           1.15%     to       2.10%      0.85%     to       0.98%      30.22%     to       31.46%
 2012                           1.15%     to       2.10%      1.19%     to       1.24%       7.67%     to        8.69%
 2011                           1.15%     to       2.10%      1.04%     to       1.14%      (6.53)%    to       (5.64)%
 2010                           1.15%     to       2.10%      1.09%     to       1.11%      13.32%     to       14.40%
 2009                           1.15%     to       2.10%      1.57%     to       1.57%      22.31%     to       23.48%
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                           0.75%     to       2.85%      1.15%     to       1.23%      30.01%     to       32.77%
 2012                           0.75%     to       2.65%      1.28%     to       1.31%      11.36%     to       13.49%
 2011                           0.75%     to       2.65%      1.05%     to       1.07%      (4.82)%    to       (2.99)%
 2010                           0.75%     to       2.60%      0.09%     to       0.11%       9.31%     to       11.35%
 2009                           0.75%     to       2.60%      3.62%     to       3.67%      20.93%     to       23.18%
INVESCO V.I. COMSTOCK FUND+
 2013                           0.75%     to       2.65%      1.15%     to       1.27%      32.11%     to       34.64%
 2012                           0.75%     to       2.65%      1.44%     to       1.44%      15.82%     to       18.04%
 2011                           0.75%     to       2.65%      1.32%     to       2.01%      (4.67)%    to       (2.84)%
 2010                           0.75%     to       2.65%      0.13%     to       0.13%      12.67%     to       14.83%
 2009                           0.75%     to       2.60%      4.30%     to       4.31%      25.11%     to       27.45%
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                           1.50%     to       2.40%      0.25%     to       0.25%      36.49%     to       37.72%
 2012                           1.50%     to       2.60%        --      to         --       10.49%     to       11.71%
 2011                           1.50%     to       2.60%        --      to         --       (8.79)%    to       (7.78)%
 2010                           1.50%     to       2.60%        --      to         --       16.50%     to       17.79%
 2009                           1.50%     to       2.60%        --      to         --       61.40%     to       63.18%
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                           1.50%     to       2.60%      0.22%     to       0.22%      33.10%     to       34.57%
 2012                           1.50%     to       2.60%        --      to         --        8.76%     to        9.97%
 2011                           1.50%     to       2.60%        --      to         --      (11.69)%    to      (10.71)%
 2010                           1.50%     to       2.60%        --      to         --       24.01%     to       25.38%
 2009                           1.50%     to       2.60%        --      to         --       52.37%     to       54.05%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                           1.65%     to       1.65%      1.02%     to       1.02%      28.17%     to       28.17%
 2012                           1.65%     to       1.65%      1.34%     to       1.34%      17.52%     to       17.52%
 2011                           1.65%     to       1.65%      0.54%     to       0.54%      (3.76)%    to       (3.76)%
 2010                           1.65%     to       1.65%        --      to         --       11.96%     to       11.96%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                           1.15%     to       2.40%      2.48%     to       2.50%      17.09%     to       18.57%
 2012                           1.15%     to       2.40%      1.27%     to       1.65%      10.99%     to       12.38%
 2011                           1.15%     to       2.40%      0.63%     to       0.64%     (14.86)%    to      (13.79)%
 2010                           1.15%     to       2.40%        --      to         --       13.41%     to       14.00%
 2009                           1.15%     to       2.40%      3.38%     to       3.61%      13.20%     to       14.62%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                           1.15%     to       2.40%        --      to         --       46.99%     to       48.84%
 2012                           1.15%     to       2.65%        --      to         --        5.29%     to        6.88%
 2011                           1.15%     to       2.65%        --      to         --       (6.85)%    to       (5.44)%
 2010                           1.15%     to       2.65%        --      to         --       27.12%     to       27.99%
 2009                           1.65%     to       2.10%        --      to         --       49.48%     to       50.15%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                                 405,097      $13.819185      to      $14.428683          $5,754,965
 2012                                 494,029       12.229896      to       12.688341           6,198,451
 2011                                 630,140       10.983743      to       11.225910           7,026,045
 2010                                 714,206       12.134981      to       12.217855           8,707,476
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                                  19,423       15.121187      to       15.551922             300,692
 2012                                  23,309       11.817741      to       12.009593             278,763
 2011                                  26,133       10.447539      to       10.490576             273,811

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                           1.15%     to       2.40%      0.95%     to       0.97%      12.30%     to       13.72%
 2012                           1.15%     to       2.65%      1.09%     to       1.14%      11.35%     to       13.03%
 2011                           1.15%     to       2.65%      0.89%     to       0.90%      (9.49)%    to       (8.12)%
 2010                           1.15%     to       2.65%        --      to         --       21.35%     to       22.18%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                           1.15%     to       2.35%      0.45%     to       0.45%      27.95%     to       29.50%
 2012                           1.15%     to       2.35%      0.59%     to       0.59%      13.12%     to       14.48%
 2011                           1.15%     to       2.35%        --      to         --        4.48%     to        4.91%

    * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various rider charges:

       Optional Death Benefit Charge maximum of 0.15%

       Earnings Protection Benefit Charge maximum of 0.20%

       Principal First Charge maximum of 0.75%

       Principal First Preferred Charge maximum of 0.20%

       MAV/EPB Death Benefit Charge maximum of 0.30%

       MAV Plus Charge maximum of 0.30%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.     SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2013 and through the financial statement issuance date of March 28, 2014, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2013and 2012, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2013. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 28, 2014 (except for Note 20, as to which the date is April 25, 2014)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
Fee income and other                   $1,462         $2,956         $3,183
Earned premiums                           184             93            244
Net investment income (loss):
 Securities available-for-sale and
  other                                 1,681          2,535          2,572
 Equity securities, trading                 2              1             --
                                     --------       --------       --------
Total net investment income             1,683          2,536          2,572
Net realized capital gains
 (losses):
 Total other-than-temporary
  impairment ("OTTI") losses              (54)          (293)          (196)
 OTTI losses recognized in other
  comprehensive income                      9             38             71
                                     --------       --------       --------
 Net OTTI losses recognized in
  earnings                                (45)          (255)          (125)
 Net realized capital gains on
  business dispositions                 1,561             --             --
 Net realized capital gains
  (losses), excluding net OTTI
  losses recognized in earnings        (1,190)        (1,226)            48
                                     --------       --------       --------
Total net realized capital gains
 (losses)                                 326         (1,481)           (77)
                                     --------       --------       --------
                     TOTAL REVENUES     3,655          4,104          5,922
BENEFITS, LOSSES AND EXPENSES
Benefits, loss and loss adjustment
 expenses                               1,758          2,900          3,108
Amortization of deferred policy
 acquisition costs and present
 value of future profits                  228            324            427
Insurance operating costs and other
 expenses                                (401)           268          2,507
Reinsurance loss on disposition,
 including reduction in goodwill of
 $250 and $61,
 respectively                           1,491             61             --
Dividends to policyholders                 18             20             17
                                     --------       --------       --------
TOTAL BENEFITS, LOSSES AND EXPENSES     3,094          3,573          6,059
      INCOME (LOSS) FROM CONTINUING
     OPERATIONS BEFORE INCOME TAXES       561            531           (137)
Income tax expense (benefit)               49             36           (323)
                                     --------       --------       --------
 INCOME FROM CONTINUING OPERATIONS,
                         NET OF TAX       512            495            186
Income (loss) from discontinued
 operations, net of tax                   (41)            61             58
                                     --------       --------       --------
                         NET INCOME       471            556            244
Net income attributable to the
 noncontrolling interest                    6              2             --
                                     --------       --------       --------
NET INCOME ATTRIBUTABLE TO HARTFORD
             LIFE INSURANCE COMPANY      $465           $554           $244
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                  DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME
Net income                               $471           $556           $244
                                     --------       --------       --------
Other comprehensive income (loss):
 Change in net unrealized gain/loss
  on securities                        (1,257)         1,120          1,174
 Change in net gain/loss on
  cash-flow hedging instruments          (179)          (110)           103
 Change in foreign currency
  translation adjustments                  23             24             (2)
                                     --------       --------       --------
 Total other comprehensive
  income/(loss)                        (1,413)         1,034          1,275
                                     --------       --------       --------
  Total comprehensive income/(loss)      (942)         1,590          1,519
  Less: Comprehensive income
   attributable to noncontrolling
   interest                                 6              2             --
                                     --------       --------       --------
  TOTAL COMPREHENSIVE INCOME/(LOSS)
      ATTRIBUTABLE TO HARTFORD LIFE
                  INSURANCE COMPANY     $(948)        $1,588         $1,519
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                        AS OF DECEMBER 31,
                                                      2013              2012
                                                       (IN MILLIONS, EXCEPT
                                                          FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
Investments:
Fixed maturities, available-for-sale, at fair          $28,163           $49,404
 value (amortized cost of $27,188 and $45,753)
 (includes variable interest entity assets, at
 fair value, of $12 and $89)
Fixed maturities, at fair value using the fair             791             1,010
 value option (includes variable interest entity
 assets, at fair value, of $131 and $132)
Equity securities, trading, at fair value (cost             12             1,847
 of $10 and $1,614)
Equity securities, available for sale, at fair             372               400
 value (cost of $362 and $408)
Mortgage loans (net of allowances for loan losses        3,470             4,935
 of $12 and $14)
Policy loans, at outstanding balance                     1,416             1,951
Limited partnership and other alternative                1,329             1,372
 investments (includes variable interest entity
 assets of $4 and $6)
Other investments                                          270               582
Short-term investments (includes variable                1,952             2,354
 interest entity assets, at fair value, of $3 as
 of December 31, 2013)
                                                   -----------       -----------
Total investments                                       37,775            63,855
Cash                                                       446             1,342
Premiums receivable and agents' balances                    33                58
Reinsurance recoverables                                19,794             2,893
Deferred policy acquisition costs and present              689             3,072
 value of future profits
Deferred income taxes, net                               2,110             1,557
Goodwill                                                    --               250
Other assets                                               994             1,306
Separate account assets                                140,874           141,558
                                                   -----------       -----------
                                     TOTAL ASSETS     $202,715          $215,891
                                                   -----------       -----------
LIABILITIES
Reserve for future policy benefits and unpaid          $12,874           $11,916
 losses and loss adjustment expenses
Other policyholder funds and benefits payable           36,856            40,501
Other policyholder funds and benefits payable --            --             1,837
 international unit-linked bonds and pension
 products
Consumer notes                                              84               161
Other liabilities (includes variable interest            3,788             9,535
 entity liabilities of $35 and $111)
Separate account liabilities                           140,874           141,558
                                                   -----------       -----------
                                TOTAL LIABILITIES      194,476           205,508
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
Common stock -- 1,000 shares authorized, issued              6                 6
 and outstanding, par value $5,690
Additional paid-in capital                               6,959             8,155
Accumulated other comprehensive income, net of             574             1,987
 tax
Retained earnings                                          700               235
                                                   -----------       -----------
                       TOTAL STOCKHOLDER'S EQUITY        8,239            10,383
                                                   -----------       -----------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $202,715          $215,891
                                                   -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                ACCUMULATED
                                                           ADDITIONAL              OTHER
                                          COMMON             PAID-IN           COMPREHENSIVE
                                           STOCK             CAPITAL           INCOME (LOSS)
                                                              (IN MILLIONS)
-------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2012                  $ 6              $ 8,155              $ 1,987
Capital contributions to parent              --               (1,196)
Dividends declared                           --
Net income                                   --
Change in noncontrolling interest
ownership                                    --
Total other comprehensive income             --                                    (1,413)
                                            ---                                   -------
            BALANCE, DECEMBER 31, 2013       $6               $6,959                 $574
                                            ---              -------              -------
BALANCE, DECEMBER 31, 2011                  $ 6              $ 8,271                $ 953
Capital contributions to parent              --                 (116)                  --
Net income                                   --                   --                   --
Change in noncontrolling interest            --                   --                   --
 ownership
Total other comprehensive income             --                   --                1,034
                                            ---              -------              -------
            BALANCE, DECEMBER 31, 2012       $6               $8,155               $1,987
                                            ---              -------              -------
BALANCE, DECEMBER 31, 2010                  $ 6              $ 8,265               $ (322)
Capital contributions from parent            --                    6                   --
Dividends declared                           --                   --                   --
Net income                                   --                   --                   --
Total other comprehensive income             --                   --                1,275
                                            ---              -------              -------
            BALANCE, DECEMBER 31, 2011       $6               $8,271                 $953
                                            ---              -------              -------


                                          RETAINED                                         TOTAL
                                          EARNINGS            NON-CONTROLLING          STOCKHOLDER'S
                                          (DEFICIT)              INTEREST                  EQUITY
                                                                (IN MILLIONS)
--------------------------------------  --------------------------------------------------------------
BALANCE, DECEMBER 31, 2012                  $ 235                   $ --                  $ 10,383
Capital contributions to parent                                                            (1,196)
Dividends declared                             --                                              --
Net income                                    465                      6                      471
Change in noncontrolling interest
ownership                                                             (6)                      (6)
Total other comprehensive income                                                           (1,413)
                                                                                          -------
            BALANCE, DECEMBER 31, 2013       $700                   $ --                   $8,239
                                            -----                  -----                  -------
BALANCE, DECEMBER 31, 2011                  $ (319)                 $ --                  $ 8,911
Capital contributions to parent                --                     --                     (116)
Net income                                    554                      2                      556
Change in noncontrolling interest              --                     (2)                      (2)
 ownership
Total other comprehensive income               --                     --                    1,034
                                            -----                  -----                  -------
            BALANCE, DECEMBER 31, 2012       $235                   $ --                  $10,383
                                            -----                  -----                  -------
BALANCE, DECEMBER 31, 2010                  $ (562)                 $ --                  $ 7,387
Capital contributions from parent              --                     --                        6
Dividends declared                             (1)                    --                       (1)
Net income                                    244                     --                      244
Total other comprehensive income               --                     --                    1,275
                                            -----                  -----                  -------
            BALANCE, DECEMBER 31, 2011      $(319)                  $ --                   $8,911
                                            -----                  -----                  -------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
Net income                                471           $556           $244
ADJUSTMENTS TO RECONCILE NET
 INCOME(LOSS) TO NET CASH PROVIDED
 BY OPERATING ACTIVITIES
Amortization of deferred policy
 acquisition costs and present
 value of future profits                  228            359            474
Additions to deferred policy
 acquisition costs and present
 value of future profits                  (16)          (329)          (381)
Change in:
 Reserve for future policy benefits
  and unpaid losses and loss
  adjustment expenses                     230            (44)           252
 Reinsurance recoverables                (795)           (47)            57
 Receivables and other assets             (80)           158              9
 Payables and accruals                 (1,532)        (1,035)         2,402
 Accrued and deferred income taxes        589            392           (125)
Net realized capital (gains) losses      (678)         1,413              1
Net receipts (disbursements) from
 investment contracts related to
 policyholder funds --
 international unit-linked bonds
 and pension products                  (1,833)           (92)          (323)
Net (increase) decrease in equity
 securities, trading                    1,835            120            312
Goodwill Impairment                        --            149             --
Reinsurance loss on disposition         1,491             61             --
Depreciation and amortization              53            164            194
Other, net                               (328)           202           (108)
                                     --------       --------       --------
     NET CASH PROVIDED BY OPERATING
                         ACTIVITIES      (365)         2,027          3,008
INVESTING ACTIVITIES
Proceeds from the
 sale/maturity/prepayment of:
 Fixed maturities,
  available-for-sale                   19,206         23,759         19,801
 Fixed maturities, fair value
  option                                  322            283             37
 Equity securities,
  available-for-sale                       81            133            147
 Mortgage loans                           355            306            332
 Partnerships                             127            110            128
Payments for the purchase of:
 Fixed maturities and short-term
  investments, available-for-sale     (14,532)       (23,949)       (20,517)
 Fixed maturities, fair value
  option                                 (134)          (182)          (661)
 Equity securities,
  available-for-sale                      (79)           (97)          (230)
 Mortgage loans                          (177)        (1,056)        (1,246)
 Partnerships                             (99)          (417)          (436)
Proceeds from business sold               745             58             --
Change in derivatives, net             (1,900)        (2,275)           938
Change in policy loans, net                (7)             1            176
Change in short-term investments,
 net                                      363          1,404           (598)
Change in all other, net                  (20)            --              1
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES     4,251         (1,922)        (2,128)
FINANCING ACTIVITIES
Deposits and other additions to
 investment and universal life-type
 contracts                              5,943         10,004         12,124
Withdrawals and other deductions
 from investment and universal
 life-type contracts                  (24,473)       (24,608)       (22,720)
Net transfers from (to) separate
 accounts related to investment and
 universal life-type contracts         16,978         13,196         10,439
Net (decrease) increase in
 securities loaned or sold under
 agreements to repurchase              (1,615)         1,615             --
Capital contributions (to) from
 parent                                (1,200)            --             --
Fee to recapture affiliate
 reinsurance                             (347)            --             --
Net repayments at maturity or
 settlement of consumer notes             (77)          (153)           (68)
                                     --------       --------       --------
    NET CASH (USED FOR) PROVIDED BY
               FINANCING ACTIVITIES    (4,791)            54           (225)
Foreign exchange rate effect on
 cash                                       9             --             (3)
Net increase (decrease) in cash          (896)           159            652
Cash -- beginning of year               1,342          1,183            531
                                     --------       --------       --------
CASH -- END OF YEAR                      $446         $1,342         $1,183
                                     --------       --------       --------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
Net cash paid (received) during the
 year for income taxes                   (181)          (395)          (105)
Noncash return of capital                  (4)          (126)            --
SUPPLEMENTAL DISCLOSURE OF NON-CASH
 INVESTING ACTIVITY
Conversion of fixed maturities,
 available-for-sale to equity
 securities, available-for-sale            --             43             --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). On December 12, 2013, the Company completed the sale of the U.K variable annuity business of Hartford Life International Limited ("HLIL"), an indirect wholly-owned subsidiary. As a result of this transaction, the operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations as further discussed in Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements. For further discussion of these and other such transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.

In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 --Goodwill , Note 13 -- Transactions with Affiliates, and Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 12). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses following the sale of the Retirement Plans and Individual Life businesses in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see
Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 5% and 2% of the total life insurance policies as of December 31, 2013, 2012, and 2011, respectively. Dividends to policyholders were $18, $20 and $17 for the years ended December 31, 2013, 2012, and 2011, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"); fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; certain limited partnerships and other alternative investments; separate account assets and certain other liabilities. For further discussion of fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Accumulated Other Comprehensive Income (Loss) ("AOCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses on the Company's Consolidated Statements of Operations. The equity investments associated with the variable annuity products are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income; however, the Company also uses investment fund accounting applied to a wholly-owned fund of funds. Recognition of income related to limited partnerships and other alternative investment is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2013, 2012 and 2011 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems bonds and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by investment and accounting professionals. The investment and accounting professionals will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, available-for-sale, dividends will be recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings; however, the Company also uses investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2013, 2012 and 2011.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of over-the-counter ("OTC") derivatives, including transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in
Note 4 -- Investments and Derivative Instruments. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor's or counterparty's ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company's domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. The Company entered into two reinsurance transactions upon completion of the sales of its Retirement Plans and Individual Life businesses in January 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions and Note 5 -- Reinsurance of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

For life insurance products, the DAC asset, which includes the present value of future profits, related to most universal life-type contracts (primarily variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable account value portion of variable annuity and variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

Other policyholder funds and benefits payable consist of non-variable account values associated with universal life-type contracts and investment contracts.

The Company has classified its fixed and variable annuities and universal life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2.  BUSINESS DISPOSITIONS

SALE OF HARTFORD LIFE INTERNATIONAL LIMITED ("HLIL")

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285. At closing, HLIL's sole asset was its subsidiary, Hartford Life Limited ("HLL"), a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The sale transaction resulted in an after-tax loss of $51 upon disposition in the year ended December 31, 2013. The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations. For further information regarding discontinued operations, see Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The business sold included products and services to corporations pursuant to Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans. The sale was structured as a reinsurance transaction and resulted in an after-tax gain of $45 in the year ended December 31, 2013. The Company recognized $565 in reinsurance loss on disposition including a reduction in goodwill of $87, offset by $634 in realized capital gains for a $69 impact to income, pre-tax.

Upon closing, the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under an indemnity reinsurance arrangement. The reinsurance transaction does not extinguish the Company's primary liability on the insurance policies issued under the Retirement Plans business. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and recognized other non-cash decreases in assets totaling $100 relating to deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. The Company will continue to sell retirement plans during a transition period of 18-24 months and MassMutual will assume all expenses and risk for these sales through the reinsurance agreement.

For the years ended December 31, 2012 and 2011, Retirement Plans total revenue was $706 and $766, respectively and net income (loss) was $(39) and $3, respectively.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The business sold included variable universal life, universal life, and term life insurance. The sale was structured as a reinsurance transaction and resulted in a loss on business disposition consisting of a reinsurance loss partially offset by realized capital gains. In 2012, the Company recognized a reinsurance loss on business disposition of $61, pre-tax, which included a goodwill impairment of the same amount. For further information regarding the goodwill impairment, see
Note 7 -- Goodwill of Notes to Consolidated Financial Statements. Upon closing the Company recognized an additional reinsurance loss on disposition of $927, including a reduction in goodwill of $163 offset by realized capital gains of $927 for a $0 impact on income, pre-tax.

Upon closing, the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The reinsurance transaction does not extinguish the Company's primary liability under the Individual Life business. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and recognized other non-cash decreases in assets totaling $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and other non-cash decreases in liabilities totaling $1.9 billion relating to other liabilities associated with the disposition. The Company will continue to sell life insurance products and riders during a transition period of 18-24 months and Prudential will assume all expenses and risk for these sales through the reinsurance agreement.

For the years ended December 31, 2012 and 2011, Individual Life total revenue was $1,303 and $1,300, respectively and net income was $21 and $85, respectively.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

                                           AS OF DECEMBER 31,
                                                  2012
                                             CARRYING VALUE
--------------------------------------------------------------
Total fixed maturities, AFS, at fair
 value (amortized
 cost of $13,596) (1)                           $15,015
Equity securities, AFS, at fair value
 (cost of $27) (2)                                   28
Fixed maturities, at fair value using
 the FVO (3)                                         16
Mortgage loans (net of allowances for
 loan losses of $1)                               1,288
Policy loans, at outstanding balance                542
                                                -------
       TOTAL INVESTED ASSETS TRANSFERRED        $16,889
                                                -------

(1) The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).

(2) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(3) All equity securities transferred are included in level 2 of the fair value hierarchy.

(4) All FVO securities transferred are included in level 3 of the fair value hierarchy.

PURCHASE AGREEMENT WITH FORETHOUGHT FINANCIAL GROUP, INC.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company ceased the sale of such annuity policies and the reinsurance agreement terminated as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.

SALE OF WOODBURY FINANCIAL SERVICES, INC.

On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance ("PPLI") businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.

See Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements for the sale of certain subsidiaries that are being reported as discontinued operations.

3.  FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days; as well as, derivative instruments.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. For the year ended December 31, 2013, transfers from Level 1 to Level 2 were $287, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

                                                                              DECEMBER 31, 2013
                                                                  QUOTED PRICES              SIGNIFICANT           SIGNIFICANT
                                                                IN ACTIVE MARKETS            OBSERVABLE            UNOBSERVABLE
                                                               FOR IDENTICAL ASSETS            INPUTS                 INPUTS
                                                TOTAL               (LEVEL 1)                 (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                              $1,129                  $ --                   $1,021                  $108
 CDOs                                              1,448                    --                    1,020                   428
 CMBS                                              2,347                    --                    1,987                   360
 Corporate                                        16,917                    --                   16,127                   790
 Foreign government/government agencies            1,177                    --                    1,139                    38
 States, municipalities and political
  subdivisions ("Municipal")                         965                    --                      916                    49
 RMBS                                              2,431                    --                    1,633                   798
 U.S. Treasuries                                   1,749                 1,077                      672                    --
                                             -----------           -----------                ---------              --------
Total fixed maturities                            28,163                 1,077                   24,515                 2,571
Fixed maturities, FVO                                791                    --                      613                   178
Equity securities, trading                            12                    12                       --                    --
Equity securities, AFS                               372                   207                      114                    51
Derivative assets
 Credit derivatives                                    9                    --                       11                    (2)
 Foreign exchange derivatives                         14                    --                       14                    --
 Interest rate derivatives                           (57)                   --                      (57)                   --
 U.S. guaranteed minimum withdrawal benefit
  ("GMWB") hedging instruments                        26                    --                      (42)                   68
 U.S. macro hedge program                            109                    --                       --                   109
 International program hedging instruments           171                    --                      173                    (2)
                                             -----------           -----------                ---------              --------
Total derivative assets (1)                          272                    --                       99                   173
Short-term investments                             1,952                   228                    1,724                    --
Limited partnerships and other alternative
 investments (2)                                     468                    --                      414                    54
Reinsurance recoverable for U.S. GMWB and
 Japan GMWB, GMIB, and GMAB                         (398)                   --                       67                  (465)
Separate account assets (3)                      138,482                99,917                   37,828                   737
                                             -----------           -----------                ---------              --------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON
                          A RECURRING BASIS     $170,114              $101,441                  $65,374                $3,299
                                             -----------           -----------                ---------              --------
PERCENTAGE OF LEVEL TO TOTAL                         100%                   60%                      38%                    2%
                                             -----------           -----------                ---------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
 A RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                        $(576)                 $ --                     $ --                 $(576)
 Equity linked notes                                 (18)                   --                       --                   (18)
                                             -----------           -----------                ---------              --------
Total other policyholder funds and benefits
 payable                                            (594)                   --                       --                  (594)
Derivative liabilities
 Credit derivatives                                   11                    --                        7                     4
 Equity derivatives                                   18                    --                       16                     2
 Foreign exchange derivatives                       (382)                   --                     (382)                   --
 Interest rate derivatives                          (319)                   --                     (295)                  (24)
 U.S. GMWB hedging instruments                        15                    --                      (63)                   78
 U.S. macro hedge program                             30                    --                       --                    30
 International program hedging instruments          (198)                   --                     (139)                  (59)
                                             -----------           -----------                ---------              --------
Total derivative liabilities (4)                    (825)                   --                     (856)                   31
Consumer notes (5)                                    (2)                   --                       --                    (2)
                                             -----------           -----------                ---------              --------
    TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
                 VALUE ON A RECURRING BASIS      $(1,421)                 $ --                    $(856)                $(565)
                                             -----------           -----------                ---------              --------

                                                                   DECEMBER 31, 2012
                                                        QUOTED PRICES               SIGNIFICANT              SIGNIFICANT
                                                      IN ACTIVE MARKETS              OBSERVABLE              UNOBSERVABLE
                                                     FOR IDENTICAL ASSETS              INPUTS                   INPUTS
                                     TOTAL                (LEVEL 1)                  (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $1,673                   $ --                    $1,435                     $238
 CDOs                                   2,160                     --                     1,437                      723
 CMBS                                   3,912                     --                     3,380                      532
 Corporate                             30,979                     --                    29,639                    1,340
 Foreign
  government/government
  agencies                              1,460                     --                     1,426                       34
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,998                     --                     1,829                      169
 RMBS                                   4,671                     --                     3,538                    1,133
 U.S. Treasuries                        2,551                     78                     2,473                       --
                                   ----------             ----------                  --------                 --------
Total fixed maturities                 49,404                     78                    45,157                    4,169
Fixed maturities, FVO                   1,010                      6                       805                      199
Equity securities, trading              1,847                  1,847                        --                       --
Equity securities, AFS                    400                    203                       142                       55
Derivative assets
 Credit derivatives                       (10)                    --                        --                      (10)
 Equity derivatives                        30                     --                        --                       30
 Foreign exchange
  derivatives                             104                     --                       104                       --
 Interest rate derivatives                108                     --                       144                      (36)
 U.S. GMWB hedging
  instruments                              36                     --                       (53)                      89
 U.S. macro hedge program                 186                     --                        --                      186
 International program
  hedging instruments                     127                     --                       142                      (15)
                                   ----------             ----------                  --------                 --------
Total derivative assets (1)               581                     --                       337                      244
 Short-term investments                 2,354                    242                     2,112                       --
 Limited partnerships and
  other alternative
  investments                             414                     --                       264                      150
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB                         1,081                     --                        --                    1,081
Separate account assets (3)           138,497                 97,976                    39,938                      583
                                   ----------             ----------                  --------                 --------
  TOTAL ASSETS ACCOUNTED FOR
          AT FAIR VALUE ON A
             RECURRING BASIS         $195,588               $100,352                   $88,755                   $6,481
                                   ----------             ----------                  --------                 --------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING
 BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(3,119)                  $ --                      $ --                  $(3,119)
 Equity linked notes                       (8)                    --                        --                       (8)
                                   ----------             ----------                  --------                 --------
Total other policyholder
 funds and benefits payable            (3,127)                    --                        --                   (3,127)
Derivative liabilities
 Credit derivatives                        (6)                    --                       (20)                      14
 Equity derivatives                        15                     --                        --                       15
 Foreign exchange
  derivatives                             (17)                    --                       (17)                      --
 Interest rate derivatives               (359)                    --                      (338)                     (21)
 U.S. GMWB hedging
  instruments                             536                     --                       106                      430
 U.S. macro hedge program                 100                     --                        --                      100
 International program
  hedging instruments                    (231)                    --                      (171)                     (60)
                                   ----------             ----------                  --------                 --------
Total derivative liabilities
 (4)                                       38                     --                      (440)                     478
Other liabilities                          --                     --                        --                       --
Consumer notes (5)                         (2)                    --                        --                       (2)
                                   ----------             ----------                  --------                 --------
 TOTAL LIABILITIES ACCOUNTED
      FOR AT FAIR VALUE ON A
             RECURRING BASIS          $(3,091)                  $ --                     $(440)                 $(2,651)
                                   ----------             ----------                  --------                 --------

(1) Includes OTC and OTC-cleared derivative instruments in a net asset value position after consideration of the impact of collateral posting requirements, which may be imposed by agreements, clearinghouse rules, and applicable law. At December 31, 2013 and December 31, 2012, $120 and $92, respectively, was netted against the derivative asset value in the Consolidated Balance Sheet and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value.

(3) As of December 31, 2013 and 2012, excludes approximately $2.4 billion and $3.1 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

(4) Includes OTC and OTC-cleared derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the sum of the derivative asset and liability positions are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which include the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as, an analysis of significant changes to current models.

AFS SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. If none of these pricing sources are available, the Company will estimate fair value utilizing an internal pricing model. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded and OTC-cleared derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2013 and December 31, 2012, 97% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives as well as for any existing deals with a market value greater than $10 and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities.

Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS

Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent ("NAV"), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice periods vary and may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others have been classified as Level 2.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets; as well as, certain limited partnerships and other alternative investments and derivative instruments.

          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

          - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

          - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

          - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

          - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

          - INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

          - LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS -- Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3, are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above; but also include equity and interest rate volatility and swap yield curves beyond observable limits.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                            AS OF DECEMBER 31, 2013

                                             PREDOMINANT              SIGNIFICANT
                                              VALUATION              UNOBSERVABLE
SECURITIES                  FAIR VALUE          METHOD                   INPUT
-----------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                           $360          Discounted cash          Spread (encompasses)
                                                       flows                  prepayment,
                                                                    default risk and loss
                                                                                 severity
Corporate (3)                   398          Discounted cash            Spread
                                                       flows
Municipal (3)                    29          Discounted cash            Spread
                                                       flows
RMBS                            798          Discounted cash            Spread
                                                       flows
                                                               Constant prepayment rate
                                                                 Constant default rate
                                                                     Loss severity

                                                UNOBSERVABLE INPUTS
                                                                                                IMPACT OF
                                                                              WEIGHTED      INCREASE IN INPUT
SECURITIES                    MINIMUM                 MAXIMUM               AVERAGE (1)     ON FAIR VALUE (2)
------------------------  ------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                            99bps                 2,511bps                 446bps            Decrease

Corporate (3)                  119bps                 5,594bps                 332bps            Decrease

Municipal (3)                  184bps                   184bps                 184bps            Decrease

RMBS                            62bps                 1,748bps                 245bps            Decrease

                                   --%                      10%                     3%           Decrease   (4)
                                    1%                      22%                     8%           Decrease
                                   --%                     100%                    80%           Decrease

                            AS OF DECEMBER 31, 2012

                                               PREDOMINANT              SIGNIFICANT
                                                VALUATION              UNOBSERVABLE
SECURITIES                   FAIR VALUE           METHOD                   INPUT
-------------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                             $532          Discounted cash          Spread (encompasses)
                                                         flows                  prepayment,
                                                                      default risk and loss
                                                                                   severity
Corporate (3)                     888          Discounted cash            Spread
                                                         flows
Municipal                         169          Discounted cash            Spread
                                                         flows
RMBS                            1,133          Discounted cash            Spread
                                                         flows
                                                                 Constant prepayment rate
                                                                   Constant default rate
                                                                       Loss severity

                                                                                                  IMPACT OF
                                                 UNOBSERVABLE INPUTS           WEIGHTED       INCREASE IN INPUT
SECURITIES                    MINIMUM                 MAXIMUM                AVERAGE (1)      ON FAIR VALUE (2)
------------------------  --------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                           320bps                 3,615bps                 1,013bps            Decrease

Corporate (3)                  145bps                   900bps                   333bps            Decrease

Municipal                      227bps                   344bps                   254bps            Decrease

RMBS                            54bps                 1,689bps                   379bps            Decrease

                                   --%                      12%                       2%           Decrease   (4)
                                    1%                      24%                       8%           Decrease
                                   --%                     100%                      80%           Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate and municipal securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                            AS OF DECEMBER 31, 2013

                                            PREDOMINANT
                                             VALUATION       SIGNIFICANT UNOBSERVABLE
FREESTANDING DERIVATIVES   FAIR VALUE          METHOD                 INPUT
-------------------------------------------------------------------------------------
Interest rate derivative
                                          Discounted cash       Swap curve beyond 30
 Interest rate swaps           (24)            flows                           years
U.S. GMWB hedging
 instruments
 Equity options                 72          Option model           Equity volatility
                                          Discounted cash
 Customized swaps               74             flows               Equity volatility
U.S. macro hedge program
 Equity options                139          Option model           Equity volatility
International hedging
 program (2)
 Equity options                (66)         Option model           Equity volatility
 Short interest rate
  swaptions                    (12)         Option model     Interest rate volatility
 Long interest rate
  swaptions                     48          Option model     Interest rate volatility

                                 UNOBSERVABLE INPUTS
                                                                 IMPACT OF
                                                             INCREASE IN INPUT
FREESTANDING DERIVATIVES     MINIMUM             MAXIMUM     ON FAIR VALUE (1)
------------------------  -----------------------------------------------------
Interest rate derivative

 Interest rate swaps             4%                  4%           Increase
U.S. GMWB hedging
 instruments
 Equity options                 21%                 29%           Increase

 Customized swaps               10%                 50%           Increase
U.S. macro hedge program
 Equity options                 24%                 31%           Increase
International hedging
 program (2)
 Equity options                 29%                 37%           Increase
 Short interest rate
  swaptions                     --%                  1%           Decrease
 Long interest rate
  swaptions                      1%                  1%           Increase

                            AS OF DECEMBER 31, 2012

                                             PREDOMINANT
                                              VALUATION       SIGNIFICANT UNOBSERVABLE
FREESTANDING DERIVATIVES    FAIR VALUE          METHOD                 INPUT
--------------------------------------------------------------------------------------
Equity derivatives
 Equity options                  45          Option model           Equity volatility
Interest rate derivative
                                           Discounted cash       Swap curve beyond 30
 Interest rate swaps            (57)            flows                           years
U.S. GMWB hedging
 instruments
 Equity options                 281          Option model           Equity volatility
                                           Discounted cash
 Customized swaps               238             flows               Equity volatility
U.S. macro hedge program
 Equity options                 286          Option model           Equity volatility
International hedging
 program
 Equity options                  44          Option model           Equity volatility
 Long interest rate            (119)         Option model     Interest rate volatility

                                 UNOBSERVABLE INPUTS
                                                                  IMPACT OF
                                                              INCREASE IN INPUT
FREESTANDING DERIVATIVES     MINIMUM              MAXIMUM     ON FAIR VALUE (1)
------------------------  -----------------------------------------------------
Equity derivatives
 Equity options                13.0%                 24%           Increase
Interest rate derivative

 Interest rate swaps            2.8%                2.8%           Increase
U.S. GMWB hedging
 instruments
 Equity options                  10%                 31%           Increase

 Customized swaps                10%                 50%           Increase
U.S. macro hedge program
 Equity options                  24%                 43%           Increase
International hedging
 program
 Equity options                  22%                 33%           Increase
 Long interest rate              --%                  1%           Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

(2) Level 3 international program hedging instruments excludes those for which the Company bases fair value on broker quotations.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2013, no significant adjustments were made by the Company to broker prices received.

As of December 31, 2013 and December 31, 2012, excluded from the tables above are limited partnerships and other alternative investments which total $54 and $150, respectively, of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

PRODUCT DERIVATIVES

The Company formerly offered and subsequently reinsured certain variable annuity products with GMWB riders in the U.S. The Company has also assumed, through reinsurance from HLIKK, GMIB, GMWB and GMAB riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives are calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. For the years ended December 31, 2013, 2012 and 2011, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $492, $499 and $(156), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $28, $76 and $13 for the years ended December 31, 2013, 2012 and 2011. As of December 31, 2013 and 2012 the behavior risk margin was $32 and $77, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $11, $29 and $(18) for the years ended December 31, 2013, 2012 and 2011, respectively.

Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

                                                                      UNOBSERVABLE INPUTS
                                                                                       IMPACT OF INCREASE IN INPUT
                                                                                              ON FAIR VALUE
                                              MINIMUM              MAXIMUM                   MEASUREMENT (1)
---------------------------------------------------------------------------------------------------------------------
SIGNIFICANT UNOBSERVABLE INPUT
Withdrawal Utilization (2)                       20%                  100%                        Increase
Withdrawal Rates (2)                              0%                    8%                        Increase
Annuitization utilization (3)                     0%                  100%                        Increase
Lapse Rates (4)                                   0%                   75%                        Decrease
Reset Elections (5)                              20%                   75%                        Increase
Equity Volatility (6)                            10%                   50%                        Increase
                                                ---                  ----                       ----------

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

(3) For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ended December 31, 2013 and 2012, for the financial instruments classified as Level 3.

                                                      FIXED MATURITIES, AFS

                                  ABS           CDOS               CMBS             CORPORATE
------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2013                             $238           $723               $532              $1,340
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)    (12)            18                (14)                  6
 Included in OCI (3)                32            110                 53                  (4)
Purchases                           25             37                 37                  75
Settlements                         (6)          (113)               (89)               (112)
Sales                             (127)          (341)              (152)               (333)
Transfers into Level 3 (4)           3             23                 36                  99
Transfers out of Level 3 (4)       (45)           (29)               (43)               (281)
                                 -----          -----              -----              ------
  FAIR VALUE AS OF DECEMBER 31,
                           2013   $108           $428               $360                $790
                                 -----          -----              -----              ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)         $(7)          $ --                $(2)                $(7)
                                 -----          -----              -----              ------

                                        FIXED MATURITIES, AFS
                                       FOREIGN
                                     GOVT./GOVT.
                                       AGENCIES          MUNICIPAL
-------------------------------  -----------------------------------
ASSETS
Fair value as of January 1,
 2013                                     $34               $169
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)            (1)                --
 Included in OCI (3)                       (3)               (10)
Purchases                                  27                 --
Settlements                                (4)                --
Sales                                     (13)              (110)
Transfers into Level 3 (4)                 --                 --
Transfers out of Level 3 (4)               (2)                --
                                         ----              -----
  FAIR VALUE AS OF DECEMBER 31,
                           2013           $38                $49
                                         ----              -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)               $ --               $ --
                                         ----              -----

                                      FIXED MATURITIES, AFS
                                                   TOTAL FIXED        FIXED
                                                   MATURITIES,     MATURITIES,
                                      RMBS             AFS             FVO
-------------------------------  ----------------------------------------------
ASSETS
Fair value as of January 1,
 2013                                $1,133           $4,169           $199
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)          39               36             61
 Included in OCI (3)                     42              220             --
Purchases                                74              275             14
Settlements                            (134)            (458)            (2)
Sales                                  (355)          (1,431)           (94)
Transfers into Level 3 (4)               --              161              3
Transfers out of Level 3 (4)             (1)            (401)            (3)
                                     ------          -------          -----
  FAIR VALUE AS OF DECEMBER 31,
                           2013        $798           $2,571           $178
                                     ------          -------          -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)              $(1)            $(17)           $44
                                     ------          -------          -----

                                                                FREESTANDING DERIVATIVES (5)

                                           EQUITY
                                        SECURITIES,                                         INTEREST
                                            AFS         CREDIT             EQUITY             RATE
-------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013             $55           $4                $45               $(57)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)              (10)          (1)               (26)                 7
 Included in OCI (3)                           6           --                 --                 --
Purchases                                      7           --                  1                 --
Settlements                                   --           (1)                (7)                --
Sales                                         (2)          --                 --                 --
Transfers into Level 3 (4)                    --           --                 --                 --
Transfers out of Level 3 (4)                  (5)          --                (11)                26
                                            ----          ---               ----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013       $51           $2                 $2               $(24)
                                            ----          ---               ----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                   $(9)         $(1)              $(15)                $2
                                            ----          ---               ----              -----

                                                     FREESTANDING DERIVATIVES (5)
                                                                   U.S.
                                                U.S.               MACRO              INTL.
                                                GMWB               HEDGE             PROGRAM
                                               HEDGING            PROGRAM            HEDGING
--------------------------------------  -------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013                 $519               $286               $(75)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                  (372)              (191)                24
 Included in OCI (3)                               --                 --                 --
Purchases                                          --                 44                (25)
Settlements                                        (4)                --                 (9)
Sales                                              --                 --                 --
Transfers into Level 3 (4)                         --                 --                 (8)
Transfers out of Level 3 (4)                        3                 --                 32
                                                -----              -----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013           $146               $139               $(61)
                                                -----              -----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                      $(390)             $(187)             $(170)
                                                -----              -----              -----

                                           FREESTANDING DERIVATIVES (5)

                                               OTHER           TOTAL FREE-
                                              CONTRACT          STANDING
                                            DERIVATIVES        DERIVATIVES
--------------------------------------  -----------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013                $ --               $722
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                   --               (559)
 Included in OCI (3)                              --                 --
Purchases                                         --                 20
Settlements                                       --                (21)
Sales                                                                --
Transfers into Level 3 (4)                       (20)               (28)
Transfers out of Level 3 (4)                      20                 70
                                                ----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013          $ --               $204
                                                ----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                      $ --              $(761)
                                                ----              -----

                                                                       REINSURANCE
                                                                  RECOVERABLE FOR U.S.
                                                                          GMWB
                                           LIMITED PARTNERSHIPS         AND JAPAN
                                          AND OTHER ALTERNATIVE        GMWB, GMIB,          SEPARATE
                                               INVESTMENTS            AND GMAB (6)          ACCOUNTS
--------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2013                     $150                 $1,081               $583
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                        (5)                (1,856)                23
 Included in OCI (3)                                   --                     --                 --
Purchases                                              64                     --                250
Settlements                                            --                    310                 (2)
Sales                                                  (9)                    --                (88)
Transfers into Level 3 (4)                             --                     --                 45
Transfers out of Level 3 (4)                         (146)                    --                (74)
                                                ---------                -------              -----
      FAIR VALUE AS OF DECEMBER 31, 2013              $54                  $(465)              $737
                                                ---------                -------              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                            $(5)               $(1,856)               $21
                                                ---------                -------              -----

                                                   OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                             GUARANTEED                                   TOTAL OTHER
                                               LIVING            EQUITY LINKED         POLICYHOLDER FUNDS      CONSUMER
                                            BENEFITS (7)             NOTES             AND BENEFITS PAYAB        NOTES
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1, 2013               $(3,119)                $(8)                  $(3,127)              $(2)
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                 2,653                  (10)                   2,643                 --
 Included in OCI (3)                               --                   --                       --                 --
Settlements (8)                                  (110)                  --                     (110)                --
      FAIR VALUE AS OF DECEMBER 31, 2013        $(576)                $(18)                   $(594)               $(2)
                                               ------                 ----                   ------              -----
Changes in unrealized gains (losses)
 included in net income related
 to financial instruments still held at
 December 31, 2013 (2),(7)                     $2,653                 $(10)                  $2,643               $ --
                                               ------                 ----                   ------              -----

The tables below provide a fair value roll forward for the year ended December 31, 2012 for the financial instruments classified as Level 3.

                                                                     FIXED MATURITIES, AFS

                                                                                                                 FOREIGN
                                ABS             CDOS                  CMBS                CORPORATE            GOVT./GOVT.
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2012                           $317             $328                  $348                 $1,497                  $37
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                         (2)             (19)                  (41)                     2                   --
 Included in OCI (3)              45              134                    89                    (38)                   1
Purchases                         18               --                    18                    169                    9
Settlements                      (58)             (36)                 (111)                   (98)                  (4)
Sales                            (34)              (1)                 (109)                   (74)                 (11)
Transfers into Level 3 (4)        12              317                   422                    538                    2
Transfers out of Level 3 (4)     (60)              --                   (84)                  (656)                  --
                               -----            -----                 -----                 ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2012   $238             $723                  $532                 $1,340                  $34
                               -----            -----                 -----                 ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)       $(1)            $(11)                 $(17)                   $(7)                $ --
                               -----            -----                 -----                 ------                 ----

                                              FIXED MATURITIES, AFS
                                                                     TOTAL FIXED          FIXED
                                                                     MATURITIES,       MATURITIES,
                                  MUNICIPAL           RMBS               AFS               FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2012                                $382              $933             $3,842             $484
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                              (5)              (68)              (133)             106
 Included in OCI (3)                   34               298                563               --
Purchases                             174               289                677                1
Settlements                            --              (125)              (432)              (1)
Sales                                 (91)             (173)              (493)            (391)
Transfers into Level 3 (4)             --                 2              1,293               --
Transfers out of Level 3 (4)         (325)              (23)            (1,148)              --
                                    -----            ------            -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2012        $169            $1,133             $4,169             $199
                                    -----            ------            -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)            $(5)             $(11)              $(52)             $(7)
                                    -----            ------            -------            -----

                                                                     FREESTANDING DERIVATIVES (5)

                                        EQUITY
                                     SECURITIES,                                                  INTEREST
                                         AFS            CREDIT                EQUITY                RATE
------------------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2012                                     $56            $(489)                 $36                 $(91)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                   3              155                  (32)                   2
 Included in OCI (3)                       (3)              --                   --                   --
Purchases                                  11               --                   57                    1
Settlements                                --              338                  (16)                  --
Sales                                     (12)              --                   --                   --
Transfers out of Level 3 (4)               --               --                   --                   31
                                         ----            -----                 ----                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2012             $55               $4                  $45                 $(57)
                                         ----            -----                 ----                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)                 $2             $126                  $(8)                 $(1)
                                         ----            -----                 ----                 ----

                                                          FREESTANDING DERIVATIVES (5)
                                                          U.S.
                                    U.S.                  MACRO                INTL.               TOTAL FREE-
                                    GMWB                  HEDGE               PROGRAM               STANDING
                                   HEDGING               PROGRAM              HEDGING            DERIVATIVES (5)
-----------------------------  ----------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2012                                $883                  $357                 $(35)                  $661
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (431)                 (323)                 (83)                  (712)
 Included in OCI (3)                   --                    --                   --                     --
Purchases                              56                   252                  (60)                   306
Settlements                           (12)                   --                   95                    405
Sales                                  --                    --                   --                     --
Transfers out of Level 3 (4)           23                    --                    8                     62
                                    -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2012        $519                  $286                 $(75)                  $722
                                    -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)          $(425)                $(322)                $(85)                 $(715)
                                    -----                 -----                 ----                  -----

                                                                        REINSURANCE
                                                                   RECOVERABLE FOR U.S.
                                                                           GMWB
                                           LIMITED PARTNERSHIPS          AND JAPAN
                                           AND OTHER ALTERNATIVE        GMWB, GMIB,           SEPARATE
                                                INVESTMENTS          AND GMAB (6),(9)         ACCOUNTS
----------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012                    $ --                   $3,073              $1,031
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                      (11)                  (2,373)                 37
 Included in OCI (3)                                  --                       --                  --
Purchases                                             26                       --                 252
Settlements                                           --                      381                  (1)
Sales                                                 --                       --                (476)
Transfers into Level 3 (4)                           135                       --                 443
Transfers out of Level 3 (4)                          --                       --                (703)
                                                   -----                  -------              ------
      FAIR VALUE AS OF DECEMBER 31, 2012            $150                   $1,081                $583
                                                   -----                  -------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                          $(11)                 $(2,373)                $28
                                                   -----                  -------              ------

                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                  GUARANTEED                                      TOTAL OTHER
                                    LIVING              EQUITY LINKED         POLICYHOLDER FUNDS        OTHER         CONSUMER
                               BENEFITS (7),(9)             NOTES            AND BENEFITS PAYABLE    LIABILITIES        NOTES
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2012                               $(5,776)                 $(9)                   $(5,785)              $(9)           $(4)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             2,920                    1                      2,921               (34)             2
 Included in OCI (3)                     --                   --                         --                --             --
Settlements (8)                        (263)                  --                       (263)               43             --
                                   --------                  ---                    -------              ----            ---
   FAIR VALUE AS OF DECEMBER
                    31, 2012        $(3,119)                 $(8)                   $(3,127)             $ --            $(2)
                                   --------                  ---                    -------              ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $2,920                   $1                     $2,921              $ --             $2
                                   --------                  ---                    -------              ----            ---

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $495 and $900 as of December 31, 2013 and 2012, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See
     Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

(9) In 2012, ($231) and $264 were inappropriately presented as Included in OCI within the Reinsurance Recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB and Guaranteed Living Benefits, respectively. Amounts have been rescheduled to Included in Net Income. This change in presentation of this disclosure had no impact on the Company's net income or OCI.

FAIR VALUE OPTION

The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities for which the FVO was elected in order to align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company also elected the fair value option for certain consolidated VIE investment funds. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with accounting requirement for investment companies. The investment funds primarily hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                            YEAR ENDED
                                                           DECEMBER 31,
                                                    2013              2012
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  Corporate                                           $(12)              $9
  CRE CDOs                                              14               64
  CMBS                                                  --               (2)
  Foreign government                                  (112)             (88)
  RMBS                                                  --                5
OTHER LIABILITIES
 Credit-linked notes                                    --              (34)
                                                   -------            -----
            TOTAL REALIZED CAPITAL GAINS (LOSSES)    $(110)            $(46)
                                                   -------            -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                          DECEMBER 31,          DECEMBER 31,
                                              2013                  2012
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                            $3                   $ --
  Corporate                                      84                    108
  CRE CDOs                                      167                    193
  CMBS                                            8                      4
  Foreign government                            494                    699
  Municipals                                      1                      1
  RMBS                                            9                      3
  U.S. government                                25                      2
                                             ------               --------
         TOTAL FIXED MATURITIES, FVO           $791                 $1,010
                                             ------               --------

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2013 and December 31, 2012 were as follows:

                                                                           DECEMBER 31, 2013              DECEMBER 31, 2012
                                                     FAIR VALUE
                                                     HIERARCHY           CARRYING            FAIR       CARRYING            FAIR
                                                       LEVEL              AMOUNT            VALUE        AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                          Level 3             1,416             1,476        1,951             2,112
 Mortgage loans                                        Level 3             3,470             3,519        4,935             5,109
                                                      --------            ------            ------       ------            ------
LIABILITIES
 Other policyholder funds and benefits payable
  (1)                                                  Level 3             8,955             9,153        9,318             9,668
 Consumer notes (2)                                    Level 3                82                82          159               159
                                                      --------            ------            ------       ------            ------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2013 or December 31, 2012.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                                2012
                                          2013              (BEFORE-TAX)            2011
-----------------------------------------------------------------------------------------------
Fixed maturities (1)                        $1,253              $1,953              $1,927
Equity securities, AFS                           8                  11                  10
Mortgage loans                                 172                 248                 206
Policy loans                                    82                 116                 128
Limited partnerships and other                 119                  85                 143
 alternative investments
Other investments (2)                          123                 199                 231
Investment expenses                            (76)                (77)                (73)
                                          --------            --------            --------
          TOTAL SECURITIES AFS AND OTHER     1,681               2,535               2,572
Equity securities, trading                       2                   1                  --
                                          --------            --------            --------
             TOTAL NET INVESTMENT INCOME    $1,683              $2,536              $2,572
                                          --------            --------            --------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.

The net unrealized gain on equity securities, trading, included in net investment income during the years ended December 31, 2013, 2012 and 2011, was $1, $0 and $1, respectively. These amounts were not included in net unrealized gains (losses) in the accompanying Consolidated Balance Sheets.

NET REALIZED CAPITAL GAINS (LOSSES)

                                                        FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                                2012
                                          2013              (BEFORE-TAX)            2011
----------------------------------------------------------------------------------------------
Gross gains on sales (1)                    $2,196                 $478              $400
Gross losses on sales                         (700)                (278)             (200)
Net OTTI losses recognized in earnings         (45)                (255)             (125)
 (2)
Valuation allowances on mortgage loans          (1)                   4                25
Japanese fixed annuity contract hedges,          6                  (36)                3
 net (3)
Periodic net coupon settlements on              (3)                  (8)               --
 credit derivatives/Japan
Results of variable annuity hedge
 program
 U.S. GMWB derivatives, net                    262                  519              (397)
 U.S. macro hedge program                     (234)                (340)             (216)
                                          --------            ---------            ------
 Total U.S. program                             28                  179              (613)
International Program (4)                     (963)              (1,145)              639
                                          --------            ---------            ------
Total results of variable annuity hedge       (935)                (966)               26
 program
GMIB/GMAB/GMWB reinsurance                   1,107                1,233              (326)
Coinsurance and modified coinsurance        (1,405)              (1,901)              375
 reinsurance contracts
Other, net (5)                                 106                  248              (255)
                                          --------            ---------            ------
    NET REALIZED CAPITAL GAINS (LOSSES),      $326              $(1,481)             $(77)
                              BEFORE-TAX
                                          --------            ---------            ------

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses in the year ended December 31, 2013.

(2) Includes $173 of intent-to-sell impairments relating to the Retirement Plans and Individual Life businesses sold for the year ended December 31, 2012.

(3) Includes for the years ended December 31, 2013, 2012 and 2011, transactional foreign currency re-valuation related to the Japan fixed annuity product of $324, $245, and $(129) , respectively, as well as the change in value related to the derivative hedging instruments and the Japan government FVO securities of $(318), $(281), and $132, respectively.

(4) Includes $(55), $(66), and $0 of transactional foreign currency re-valuation for the years ended December 31, 2013, 2012 and 2011, respectively.

(5) For the years ended December 31, 2013 , 2012 and 2011, other, net gains and losses includes $295, $205 and $(119), respectively, of transactional foreign currency re-valuation primarily associated with the internal reinsurance of the Japan variable annuity business, of which a portion is offset within realized gains and losses by the change in value of the associated hedging derivatives. Also includes $71 and $110 of gains relating to Retirement Plans and Individual Life businesses sold for the years ended December 31, 2013 and 2012, respectively, as well as changes in value of non-qualifying derivatives.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $ 1.4 billion, $(55) and $75 for the years ended December 31, 2013 , 2012 and 2011, respectively.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2013           2012           2011
-------------------------------------------------------------------------------------
Fixed maturities, AFS
  Sale proceeds                            $19,190        $23,555        $19,861
  Gross gains (1)                            1,867            521            354
  Gross losses                                (421)          (270)          (205)
Equity securities, AFS
  Sale proceeds                                $81           $133           $147
  Gross gains                                  254             15             50
  Gross losses                                (263)            (5)            --

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses for the year ended December 31, 2013.

Sales of AFS securities in 2013 were primarily as a result of management of duration and liquidity as well as progress towards sector allocation objectives.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2013 , 2012 and 2011.

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                               2012
                                           2013            (BEFORE-TAX)            2011
-----------------------------------------------------------------------------------------------
Balance, beginning of period                $(813)            $(1,319)             $(1,598)
Additions for credit impairments
 recognized on (1):
 Securities not previously impaired           (14)                (27)                 (41)
 Securities previously impaired                (4)                (15)                 (47)
Reductions for credit impairments
 previously recognized on:
 Securities that matured or were sold
  during the period                           403                 543                  358
 Securities due to an increase in
  expected cash flows                          17                   5                    9
 Securities the Company made the
  decision to sell or more likely than
  not will be required to sell                  1                  --                 $ --
                                          -------            --------            ---------
                  BALANCE, END OF PERIOD    $(410)              $(813)             $(1,319)
                                          -------            --------            ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                          DECEMBER 31, 2013
                                        COST OR              GROSS               GROSS                                   NON-
                                       AMORTIZED           UNREALIZED         UNREALIZED             FAIR               CREDIT
                                         COST                GAINS              LOSSES               VALUE             OTTI (1)
---------------------------------------------------------------------------------------------------------------------------------
ABS                                      $1,172                 $13               $(56)              $1,129               $(2)
CDOs (2)                                  1,392                  98                (41)               1,448                --
CMBS                                      2,275                 106                (34)               2,347                (3)
Corporate                                15,913               1,196               (192)              16,917                (6)
Foreign govt./ govt.agencies              1,267                  27               (117)               1,177                --
Municipal                                   988                  26                (49)                 965                --
RMBS                                      2,419                  60                (48)               2,431                (3)
U.S. Treasuries                           1,762                   1                (14)               1,749                --
                                        -------              ------              -----              -------              ----
       TOTAL FIXED MATURITIES, AFS       27,188               1,527               (551)              28,163               (14)
Equity securities, AFS                      362                  35                (25)                 372                --
          TOTAL AFS SECURITIES (3)      $27,550              $1,562              $(576)             $28,535              $(14)
                                        -------              ------              -----              -------              ----

                                                                          DECEMBER 31, 2012
                                        COST OR              GROSS               GROSS                                   NON-
                                       AMORTIZED           UNREALIZED         UNREALIZED             FAIR               CREDIT
                                         COST                GAINS              LOSSES               VALUE             OTTI (1)
----------------------------------  ---------------------------------------------------------------------------------------------
ABS                                      $1,807                 $38              $(172)              $1,673               $(4)
CDOs (2)                                  2,236                  61               (117)               2,160                (4)
CMBS                                      3,757                 262               (107)               3,912                (7)
Corporate                                27,774               3,426               (221)              30,979               (19)
Foreign govt./ govt.agencies              1,369                 120                (29)               1,460                --
Municipal                                 1,808                 204                (14)               1,998                --
RMBS                                      4,590                 196               (115)               4,671               (28)
U.S. Treasuries                           2,412                 151                (12)               2,551                --
                                        -------              ------              -----              -------              ----
       TOTAL FIXED MATURITIES, AFS       45,753               4,458               (787)              49,404               (62)
Equity securities, AFS                      408                  28                (36)                 400                --
          TOTAL AFS SECURITIES (3)      $46,161              $4,486              $(823)             $49,804              $(62)
                                        -------              ------              -----              -------              ----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2013 and 2012.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) As of December 31, 2012 Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2013
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
CONTRACTUAL MATURITY
One year or less                          $1,615                     $1,639
Over one year through five
 years                                     5,328                      5,535
Over five years through ten
 years                                     4,319                      4,481
Over ten years                             8,668                      9,153
                                       ---------                  ---------
Subtotal                                  19,930                     20,808
Mortgage-backed and
 asset-backed securities                   7,258                      7,355
                                       ---------                  ---------
    TOTAL FIXED MATURITIES, AFS          $27,188                    $28,163
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies, was the Government of Japan which represents $853 or 10% of stockholders' equity, and 2% of total invested assets as of December 31, 2013 . As of December 31, 2012, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2013, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, JPMorgan Chase & Co. and Goldman Sachs Group Inc. which each comprised less than 3% of total invested assets. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2013 were utilities, financial services, and commercial real estate which comprised approximately 9%, 8% and 7%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                DECEMBER 31, 2013
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
----------------------------------------------------------------------------------
ABS                                   $288              $286              $(2)
CDOs (1)                                64                63               (1)
CMBS                                   437               423              (14)
Corporate                            2,449             2,360              (89)
Foreign govt./govt.agencies            542               501              (41)
Municipal                              508               475              (33)
RMBS                                   922               909              (13)
U.S. Treasuries                      1,456             1,442              (14)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        6,666             6,459             (207)
Equity securities, AFS                  77                73               (4)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION       $6,743            $6,532            $(211)
                                    ------            ------            -----

                                                  DECEMBER 31, 2013
                                                     12 MONTHS OR MORE
                                       AMORTIZED            FAIR          UNREALIZED
                                          COST             VALUE            LOSSES
-----------------------------  --------------------------------------------------------
ABS                                        $418              $364             $(54)
CDOs (1)                                  1,185             1,144              (40)
CMBS                                        392               372              (20)
Corporate                                   799               696             (103)
Foreign govt./govt.agencies                 303               227              (76)
Municipal                                    99                83              (16)
RMBS                                        475               440              (35)
U.S. Treasuries                              --                --               --
                                         ------            ------            -----
  TOTAL FIXED MATURITIES, AFS             3,671             3,326             (344)
Equity securities, AFS                      135               114              (21)
                                         ------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION            $3,806            $3,440            $(365)
                                         ------            ------            -----

                                                   DECEMBER 31, 2013
                                                           TOTAL
                                        AMORTIZED            FAIR          UNREALIZED
                                          COST              VALUE            LOSSES
-----------------------------  ---------------------------------------------------------
ABS                                         $706              $650             $(56)
CDOs (1)                                   1,249             1,207              (41)
CMBS                                         829               795              (34)
Corporate                                  3,248             3,056             (192)
Foreign govt./govt.agencies                  845               728             (117)
Municipal                                    607               558              (49)
RMBS                                       1,397             1,349              (48)
U.S. Treasuries                            1,456             1,442              (14)
                                         -------            ------            -----
  TOTAL FIXED MATURITIES, AFS             10,337             9,785             (551)
Equity securities, AFS                       212               187              (25)
                                         -------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION            $10,549            $9,972            $(576)
                                         -------            ------            -----

                                                    DECEMBER 31, 2012
                                                   LESS THAN 12 MONTHS
                                       AMORTIZED            FAIR          UNREALIZED
                                          COST             VALUE            LOSSES
--------------------------------------------------------------------------------------
ABS                                         $77               $76             $(1)
CDOs (1)                                      5                 5              --
CMBS                                        192               179             (13)
Corporate (1)                               614               578             (36)
Foreign govt./govt.agencies                 318               290             (28)
Municipal                                    65                62              (3)
RMBS                                        322               321              (1)
U.S. Treasuries                             384               372             (12)
                                         ------            ------            ----
       TOTAL FIXED MATURITIES, AFS        1,977             1,883             (94)
Equity securities, AFS                        9                 9              --
                                         ------            ------            ----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION       $1,986            $1,892            $(94)
                                         ------            ------            ----

                                                       DECEMBER 31, 2012
                                                          12 MONTHS OR MORE
                                            AMORTIZED            FAIR          UNREALIZED
                                               COST             VALUE            LOSSES
----------------------------------  --------------------------------------------------------
ABS                                             $787              $616            $(171)
CDOs (1)                                       1,640             1,515             (117)
CMBS                                             795               701              (94)
Corporate (1)                                  1,339             1,154             (185)
Foreign govt./govt.agencies                        7                 6               (1)
Municipal                                         98                87              (11)
RMBS                                             750               636             (114)
U.S. Treasuries                                   --                --               --
                                              ------            ------            -----
       TOTAL FIXED MATURITIES, AFS             5,416             4,715             (693)
Equity securities, AFS                           172               136              (36)
                                              ------            ------            -----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION            $5,588            $4,851            $(729)
                                              ------            ------            -----

                                                       DECEMBER 31, 2012
                                                                TOTAL
                                            AMORTIZED            FAIR          UNREALIZED
                                               COST             VALUE            LOSSES
----------------------------------  --------------------------------------------------------
ABS                                             $864              $692            $(172)
CDOs (1)                                       1,645             1,520             (117)
CMBS                                             987               880             (107)
Corporate (1)                                  1,953             1,732             (221)
Foreign govt./govt.agencies                      325               296              (29)
Municipal                                        163               149              (14)
RMBS                                           1,072               957             (115)
U.S. Treasuries                                  384               372              (12)
                                              ------            ------            -----
       TOTAL FIXED MATURITIES, AFS             7,393             6,598             (787)
Equity securities, AFS                           181               145              (36)
                                              ------            ------            -----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION            $7,574            $6,743            $(823)
                                              ------            ------            -----

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2013, AFS securities in an unrealized loss position, comprised of 1,007 securities, primarily related to corporate securities and foreign government and government agencies, which are depressed due to an increase in interest rates since the securities were purchased and/or declines in the value of the currency in which the assets are denominated. As of December 31, 2013, 89% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2013 was primarily attributable to realized capital losses as a result of portfolio management activity, partially offset by an increase in interest rates.

Most of the securities depressed for twelve months or more relate to certain floating rate corporate securities with greater than 10 years to maturity concentrated in the financial services sector, foreign government and government agencies, as well as structured securities with exposure to commercial and residential real estate. Although credit spreads have tightened during 2013, current market spreads continue to be wider than spreads at the securities' respective purchase dates for structured securities with exposure to commercial and residential real estate largely due to the economic and market uncertainties regarding future performance of certain commercial and residential real estate backed securities. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                               DECEMBER 31, 2013
                                            AMORTIZED              VALUATION              CARRYING
                                            COST (1)               ALLOWANCE                VALUE
-------------------------------------------------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE LOANS (2)        $3,482                  $(12)                 $3,470
                                             -------                 -----                 -------

                                                               DECEMBER 31, 2012
                                            AMORTIZED              VALUATION              CARRYING
                                            COST (1)               ALLOWANCE                VALUE
--------------------------------------  ---------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE LOANS (2)        $4,949                  $(14)                 $4,935
                                             -------                 -----                 -------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

(2) As of December 31, 2012 includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

As of December 31, 2013 and 2012, the carrying value of mortgage loans associated with the valuation allowance was $86 and $189, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $53 and $3, respectively, as of December 31, 2013 and $47 and $3, respectively, as of December 31, 2012. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2013, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                              FOR THE YEARS ENDED
                                                                 DECEMBER 31,
                                               2013                  2012                  2011
-----------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (14)                $ (23)                $ (62)
(Additions)/Reversals                             (2)                    4                    25
Deductions                                         4                     5                    14
                                               -----                 -----                 -----
BALANCE AS OF DECEMBER 31                       $(12)                 $(14)                 $(23)
                                               -----                 -----                 -----

The weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 57% as of December 31, 2013, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.23x as of December 31, 2013. As of December 31, 2013, the Company held no delinquent commercial mortgage loans past due by 90 days or more. The Company held only one delinquent commercial mortgage loan past due by 90 days or more as of December 31, 2012. The carrying value and valuation allowance of this loan totaled $32 and $0, respectively, and was not accruing income.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2013                                DECEMBER 31, 2012
                                      CARRYING                                         CARRYING
                                       VALUE                AVG. DEBT-SERVICE           VALUE                AVG. DEBT-SERVICE
---------------------------------------------------------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                           $35                     1.15x                   $137                     0.89x
65% - 80%                                  777                     1.94x                  1,717                     2.27x
Less than 65%                            2,658                     2.34x                  3,081                     2.44x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $3,470                     2.23X                 $4,935                     2.34X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                           DECEMBER 31, 2013                         DECEMBER 31, 2012
                                     CARRYING              PERCENT OF          CARRYING              PERCENT OF
                                      VALUE                   TOTAL             VALUE                   TOTAL
------------------------------------------------------------------------------------------------------------------
East North Central                        $79                   2.3%                $97                   2.0%
Middle Atlantic                           255                   7.3%                370                   7.5%
Mountain                                   40                   1.2%                 62                   1.3%
New England                               163                   4.7%                231                   4.7%
Pacific                                 1,019                  29.4%              1,504                  30.5%
South Atlantic                            548                  15.8%              1,012                  20.5%
West North Central                         17                   0.5%                 16                   0.3%
West South Central                        144                   4.1%                234                   4.7%
Other (1)                               1,205                  34.7%              1,409                  28.5%
                                     --------                 -----            --------                 -----
          TOTAL MORTGAGE LOANS         $3,470                   100%             $4,935                   100%
                                     --------                 -----            --------                 -----

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                           DECEMBER 31, 2013                         DECEMBER 31, 2012
                                     CARRYING              PERCENT OF          CARRYING              PERCENT OF
                                      VALUE                   TOTAL             VALUE                   TOTAL
------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                             $93                   2.7%               $109                   2.2%
 Industrial                             1,182                  34.1%              1,519                  30.8%
 Lodging                                   27                   0.8%                 81                   1.6%
 Multifamily                              576                  16.6%                869                  17.6%
 Office                                   723                  20.8%              1,120                  22.7%
 Retail                                   745                  21.5%              1,047                  21.2%
 Other                                    124                   3.5%                190                   3.9%
                                     --------                 -----            --------                 -----
          TOTAL MORTGAGE LOANS         $3,470                   100%             $4,935                   100%
                                     --------                 -----            --------                 -----

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral or investment manager and as an investor through normal investment activities, as well as a means of accessing capital through a contingent capital facility. For further information on the facility, see Note 10 -- Debt of Notes to Consolidated Financial Statements.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment.

                                                     DECEMBER 31, 2013
                                                                                 MAXIMUM
                                    TOTAL                  TOTAL               EXPOSURE TO
                                    ASSETS            LIABILITIES (1)            LOSS (2)
---------------------------------------------------------------------------------------------
CDOs (3)                               $12                   $13                    $ --
Investment funds (4)                   134                    20                     119
Limited partnerships                     4                     2                       2
                                    ------                  ----                  ------
                        TOTAL         $150                   $35                    $121
                                    ------                  ----                  ------

                                                      DECEMBER 31, 2012
                                                                                   MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------  ----------------------------------------------------------------
CDOs (3)                               $89                     $88                      $7
Investment funds (4)                   132                      20                     110
Limited partnerships                     6                       3                       3
                                    ------                  ------                  ------
                        TOTAL         $227                    $111                    $120
                                    ------                  ------                  ------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company' s investment.

(3) Total assets included in fixed maturities, AFS in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO, short-term investments, and equity, AFS in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2013 and 2012. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

REPURCHASE AND DOLLAR ROLL AGREEMENTS AND OTHER COLLATERAL TRANSACTIONS

The Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. Repurchase agreements include master netting provisions that provide the counterparties the right to set off claims and apply securities held by them in respect of their obligations in the event of a default. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

As of December 31, 2013, the Company has no outstanding repurchase agreements or dollar roll transactions. As of December 31, 2012, the Company reported financial collateral pledged relating to repurchase agreements of $923 in fixed maturities, AFS on the Consolidated Balance sheets. The Company reported a corresponding obligation to repurchase these securities of $923 in other liabilities on the Consolidated Balance sheets. With respect to dollar roll transactions, the Company reported financial collateral pledged with a fair value of $692 in fixed maturities, AFS with a corresponding obligation to repurchase $692 reported in other liabilities, as of December 31, 2012.

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2013 and 2012 the fair value of securities on deposit was approximately $13 and $14, respectively.

Refer to Derivative Collateral Arrangements section of this note for disclosure of collateral in support of derivative transactions.

EQUITY METHOD INVESTMENTS

The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"), are accounted for under the equity method of accounting. The Company's maximum exposure to loss as of December 31, 2013 is limited to the total carrying value of $0.9 billion. In addition, the Company has outstanding commitments totaling approximately $223, to fund limited partnership and other alternative investments as of December 31, 2013. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2013, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $77.2 billion and $75.3 billion as of December 31, 2013 and 2012, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $10.7 billion and $9.6 billion as of December 31, 2013 and 2012, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.8 billion, $0.9 billion and $1.2 billion for the periods ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $7.1 billion, $6.5 billion, and $8.1 billion for the periods ended December 31, 2013, 2012 and 2011, respectively. As of, and for the period ended, December 31, 2013, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities, or liabilities, denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting or "non-qualifying strategies" primarily include the hedge programs for our U.S. and international variable annuity products as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company may use interest rate swaps, swaptions, caps, floors and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2013 and 2012 the notional amount of interest rate swaps in offsetting relationships was $4.5 billion and $5.1 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

The Company formerly offered certain variable annuity products with a guaranteed minimum income benefit ("GMIB") rider through a wholly-owned Japanese subsidiary. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

The Company formerly offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT CONTRACTS

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company has entered into equity index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative ("U.S. GMWB product derivatives") that has a notional value equal to the guaranteed remaining balance ("GRB"). The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB ("U.S. GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives ("U.S. GMWB hedging derivatives") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                   NOTIONAL AMOUNT                                   FAIR VALUE
                                       DECEMBER 31,              DECEMBER 31,         DECEMBER 31,               DECEMBER 31,
                                           2013                      2012                 2013                       2012
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                            $7,839                    $7,787                $74                       $238
Equity swaps, options, and futures           4,237                     5,130                 44                        267
Interest rate swaps and futures              6,615                     5,705                (77)                        67
                                         ---------                 ---------              -----                     ------
                             TOTAL         $18,691                   $18,622                $41                       $572
                                         ---------                 ---------              -----                     ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

                                                 NOTIONAL AMOUNT                                    FAIR VALUE
                                     DECEMBER 31,               DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                         2013                       2012                  2013                       2012
---------------------------------------------------------------------------------------------------------------------------------
Equity options and swaps                  9,934                      7,442                  139                        286
                                       --------                   --------               ------                     ------
                          TOTAL          $9,934                     $7,442                 $139                       $286
                                       --------                   --------               ------                     ------

INTERNATIONAL PROGRAM

The Hartford formerly offered certain variable annuity products in Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives ("International program product derivatives"). The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

The Company has reinsured certain of these GMWB and GMAB riders from an affiliate. See Note 13 -- Transactions with Affiliates for further discussion.

The Company enters into derivative contracts ("International program hedging instruments") to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. During 2013, the Company expanded its hedging program to substantially reduce equity and foreign currency exchange risk. The program is primarily focused on the risks that have been reinsured to the Company's U.S. legal entities although certain hedges, predominantly options, are also held directly in HLIKK. The hedging derivatives collectively held in these entities are comprised of equity futures, options, swaps and currency forwards and options to hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan.

The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

The following table represents notional and fair value for the international program hedging instruments.

                                                    NOTIONAL AMOUNT                                   FAIR VALUE
                                         DECEMBER 31,              DECEMBER 31,         DECEMBER 31,             DECEMBER 31,
                                             2013                      2012                 2013                     2012
---------------------------------------------------------------------------------------------------------------------------------
Credit derivatives                              350                        350                 5                         28
Currency forwards (1)                         8,778                      9,327                24                        (87)
Currency options                              8,408                      9,710               (58)                       (49)
Equity futures                                  999                      1,206                --                         --
Equity options                                1,022                      2,621               (63)                      (105)
Equity swaps                                  3,830                      2,683               (95)                       (12)
Customized swaps                                 --                        899                --                        (11)
Interest rate futures                           566                        634                --                         --
Interest rate swaps and swaptions            33,072                     21,018               160                        131
                                           --------                  ---------              ----                    -------
                              TOTAL         $57,025                    $48,448              $(27)                     $(105)
                                           --------                  ---------              ----                    -------

(1) As of December 31, 2013 and 2012 net notional amounts are $(1.6) billion and $0.1 billion, respectively, which include $3.6 billion and $4.7 billion, respectively, related to long positions and $5.2 billion and $4.6 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

As a reinsurer, the Company assumes the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

As of December 31, 2013 the Company had approximately $1.3 billion of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business structured as a reinsurance transaction. The assets are held in a trust established by the Company. The Company pays or receives cash quarterly to settle the results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value due to interest rate and credit risks of these assets. The notional amounts of the reinsurance contracts are the invested assets supporting the reinsured reserves and are carried at fair value.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The following table summarizes the balance sheet classification of the Company's derivative related fair value amounts as well as the gross asset and liability fair value amounts. For reporting purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The fair value amounts presented below do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk. In addition, the tables below exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

                                                         NET DERIVATIVES
                                           NOTIONAL AMOUNT                 FAIR VALUE
                                       Dec31,          Dec31,         Dec31,        Dec31,
HEDGE DESIGNATION/ DERIVATIVE TYPE      2013            2012           2013          2012
------------------------------------------------------------------------------------------------
CASH FLOW HEDGES
 Interest rate swaps                     $3,215          $3,863           $16          $167
 Foreign currency swaps                     143             163            (5)          (17)
                                      ---------       ---------       -------       -------
              TOTAL CASH FLOW HEDGES      3,358           4,026            11           150
                                      ---------       ---------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                      1,261             753           (24)          (55)
 Foreign currency swaps                      --              40            --            16
                                      ---------       ---------       -------       -------
             TOTAL FAIR VALUE HEDGES      1,261             793           (24)          (39)
                                      ---------       ---------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures              4,633          13,432          (368)         (363)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 118             182            (4)           (9)
  Japan 3Win foreign currency swaps       1,571           1,816          (354)         (127)
  Japanese fixed annuity hedging
   instruments                            1,436           1,652            (6)          224
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                        243           1,539            (4)           (5)
  Credit derivatives that assume
   credit risk (1)                        1,507           1,981            27            (8)
  Credit derivatives in offsetting
   positions                              3,501           5,341            (3)          (22)
 EQUITY CONTRACTS
  Equity index swaps and options            131             791            (2)           35
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)       21,512          28,868           (36)       (1,249)
  U.S. GMWB reinsurance contracts         4,508           5,773            29           191
  U.S. GMWB hedging instruments          18,691          18,622            41           572
  U.S. macro hedge program                9,934           7,442           139           286
  International program product
   derivatives (2)                           --           1,876            --           (42)
  International program hedging
   instruments                           57,025          48,448           (27)         (105)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             11,999          18,287          (540)       (1,827)
  Coinsurance and modified
   coinsurance reinsurance contracts     29,423          44,985          (427)          890
                                      ---------       ---------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES    166,232         201,035        (1,535)       (1,559)
                                      ---------       ---------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES   $170,851        $205,854       $(1,548)      $(1,448)
                                      ---------       ---------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                       $196            $416           $(1)         $(20)
 Other investments                       40,564          37,809           272           581
 Other liabilities                       62,590          67,765          (825)           38
 Consumer notes                               9              26            (2)           (2)
 Reinsurance recoverable                 33,931          47,430          (398)        1,081
 Other policyholder funds and
  benefits payable                       33,561          52,408          (594)       (3,126)
                                      ---------       ---------       -------       -------
                   TOTAL DERIVATIVES   $170,851        $205,854       $(1,548)      $(1,448)
                                      ---------       ---------       -------       -------

                                                 ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                                    FAIR VALUE                                FAIR VALUE
                                          Dec 31,                Dec 31,            Dec31,                  Dec31,
HEDGE DESIGNATION/ DERIVATIVE TYPE          2013                   2012              2013                    2012
------------------------------------  ----------------------------------------------------------------------------------
CASH FLOW HEDGES
 Interest rate swaps                          $49                   $167               $(33)                   $ --
 Foreign currency swaps                         2                      3                 (7)                    (20)
                                           ------                 ------            -------                 -------
              TOTAL CASH FLOW HEDGES           51                    170                (40)                    (20)
                                           ------                 ------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                            2                     --                (26)                    (55)
 Foreign currency swaps                        --                     16                 --                      --
                                           ------                 ------            -------                 -------
             TOTAL FAIR VALUE HEDGES            2                     16                (26)                    (55)
                                           ------                 ------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                  123                    436               (491)                   (799)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                     6                      5                (10)                    (14)
  Japan 3Win foreign currency swaps            --                     --               (354)                   (127)
  Japanese fixed annuity hedging
   instruments                                 88                    228                (94)                     (4)
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                           --                      3                 (4)                     (8)
  Credit derivatives that assume
   credit risk (1)                             28                     17                 (1)                    (25)
  Credit derivatives in offsetting
   positions                                   35                     56                (38)                    (78)
 EQUITY CONTRACTS
  Equity index swaps and options               18                     45                (20)                    (10)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)             --                     --                (36)                 (1,249)
  U.S. GMWB reinsurance contracts              29                    191                 --                      --
  U.S. GMWB hedging instruments               333                    743               (292)                   (171)
  U.S. macro hedge program                    178                    356                (39)                    (70)
  International program product
   derivatives (2)                             --                     --                 --                     (42)
  International program hedging
   instruments                                649                    657               (676)                   (762)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                   --                     --               (540)                 (1,827)
  Coinsurance and modified
   coinsurance reinsurance contracts          383                  1,566               (810)                   (676)
                                           ------                 ------            -------                 -------
     TOTAL NON-QUALIFYING STRATEGIES        1,870                  4,303             (3,405)                 (5,862)
                                           ------                 ------            -------                 -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES       $1,923                 $4,489            $(3,471)                $(5,937)
                                           ------                 ------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                         $ --                   $ --                $(1)                   $(20)
 Other investments                            721                  1,049               (449)                   (468)
 Other liabilities                            789                  1,683             (1,614)                 (1,645)
 Consumer notes                                --                     --                 (2)                     (2)
 Reinsurance recoverable                      413                  1,757               (811)                   (676)
 Other policyholder funds and
  benefits payable                             --                     --               (594)                 (3,126)
                                           ------                 ------            -------                 -------
                   TOTAL DERIVATIVES       $1,923                 $4,489            $(3,471)                $(5,937)
                                           ------                 ------            -------                 -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2012 was primarily due to the following:

- The decrease in notional amount of non-qualifying interest rate contracts primarily resulted from the termination of interest rate swaptions purchased during the third quarter of 2012 designed to hedge the interest rate risk of the securities being transferred related to the sale of the Retirement Plan business segment.

- The decrease in notional amount related to the U.S. GMWB product derivatives was primarily driven by product lapses and partial withdrawals.

- The decrease in notional amount related to the international program product derivatives was due to the GWMB embedded derivative disposed of as part of the sale of HLIL. For additional information on the sale agreement, refer to
    Note 2 -- Business Dispositions of Notes to Consolidated Financial
    Statements.

- The decrease in notional amount of coinsurance and modified coinsurance reinsurance contracts primarily resulted from policyholder surrender activity and the termination of embedded derivatives as part of Individual Life and Retirement Plans business dispositions. For additional information on the sale agreement, refer to Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

- The decrease in notional amount of GMAB, GMWB, and GMIB reinsurance contracts was primarily driven by policyholder surrender activity.

- The increase in notional amount related to the international program hedging instruments resulted from the Company expanding its hedging program related to international product program guarantees from the business reinsured from HLIKK in the first quarter of 2013.

CHANGE IN FAIR VALUE

The net decrease in the total fair value of derivative instruments since December 31, 2012 was primarily related to the following:

- The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to a depreciation of the Japanese yen in relation to the U.S. dollar.

- The fair value related to the cash flow hedging interest rate swaps decreased primarily due to an increase in U.S. interest rates.

- GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK. The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates, and volatility. For a discussion related to the reinsurance agreement refer to Note 13 --Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate. The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contracts as well as policyholder surrender activity. For a discussion related to the reinsurance agreement refer to
    Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The fair value associated with the international program hedging instruments decreased primarily due to an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The increase in fair value related to the combined U.S. GMWB hedging program, which includes the U.S. GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

OFFSETTING OF DERIVATIVE ASSETS/LIABILITIES

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described above. Also included in the tables are financial collateral receivables and payables, which is contractually permitted to be offset upon an event of default, although is disallowed for offsetting under U.S. GAAP.

                            AS OF DECEMBER 31, 2013

                                         (I)                     (II)
                                  GROSS AMOUNTS OF          GROSS AMOUNTS
                                     RECOGNIZED       OFFSET IN THE STATEMENT OF
                                       ASSETS             FINANCIAL POSITION
--------------------------------------------------------------------------------
DESCRIPTION
 Other investments                      $1,510                  $1,290
                                       -------                 -------

                                            (III) = (I) - (II)
                                 NET AMOUNTS PRESENTED IN THE
                                 STATEMENT OF FINANCIAL POSITION
                                                      ACCRUED INTEREST AND
                                   DERIVATIVE           CASH COLLATERAL
                                   ASSETS (1)             RECEIVED (2)
-------------------------------  -----------------------------------------
DESCRIPTION
 Other investments                    $272                    $(52)
                                      ----                    ----

                                                 (IV)
                                  COLLATERAL DISALLOWED FOR OFFSET IN
                                  THE STATEMENT OF FINANCIAL POSITION   (V) = (III) - (IV)

                                         FINANCIAL COLLATERAL
                                             RECEIVED (4)                   NET AMOUNT
-------------------------------  ---------------------------------------------------------
DESCRIPTION
 Other investments                               $121                          $99
                                                 ----                          ---

                                         GROSS AMOUNTS OF         GROSS AMOUNTS
                                            RECOGNIZED      OFFSET IN THE STATEMENT OF     DERIVATIVE
                                           LIABILITIES          FINANCIAL POSITION      LIABILITIES (3)
--------------------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                            $(2,063)                $(1,308)                $(825)
                                             --------                --------                ------

                                         ACCRUED INTEREST AND
                                           CASH COLLATERAL       FINANCIAL COLLATERAL
                                             PLEDGED (3)             PLEDGED (4)         NET AMOUNT
--------------------------------------  -------------------------------------------------------------
DESCRIPTION
 Other liabilities                               $70                    $(826)               $71
                                                 ---                    -----                ---

                            AS OF DECEMBER 31, 2012

                                        (I)                      (II)
                                  GROSS AMOUNTS OF          GROSS AMOUNTS
                                     RECOGNIZED       OFFSET IN THE STATEMENT OF
                                       ASSETS             FINANCIAL POSITION
---------------------------------------------------------------------------------
DESCRIPTION
 Other investments                     $2,732                   $2,238
                                       ------                  -------

                                            (III) = (I) - (II)
                                 NET AMOUNTS PRESENTED IN THE
                                 STATEMENT OF FINANCIAL POSITION
                                                      ACCRUED INTEREST AND
                                   DERIVATIVE           CASH COLLATERAL
                                   ASSETS (1)             RECEIVED (2)
-------------------------------  -----------------------------------------
DESCRIPTION
 Other investments                    $581                    $(87)
                                      ----                    ----

                                                (IV)
                                 COLLATERAL DISALLOWED FOR OFFSET IN
                                 THE STATEMENT OF FINANCIAL POSITION  (V) = (III) - (IV)

                                        FINANCIAL COLLATERAL
                                            RECEIVED (4)                  NET AMOUNT
-------------------------------  -------------------------------------------------------
DESCRIPTION
 Other investments                              $490                          $4
                                                ----                         ---

                                         GROSS AMOUNTS OF           GROSS AMOUNTS
                                            RECOGNIZED        OFFSET IN THE STATEMENT OF      DERIVATIVE
                                            LIABILITIES           FINANCIAL POSITION        LIABILITIES (3)
------------------------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                            $(2,113)                 $(1,759)                   $38
                                              -------                   ------                   ----

                                        ACCRUED INTEREST AND
                                           CASH COLLATERAL      FINANCIAL COLLATERAL
                                             PLEDGED (3)            PLEDGED (4)          NET AMOUNT
--------------------------------------  -------------------------------------------------------------
DESCRIPTION
 Other liabilities                              $(392)                 $(300)               $(54)
                                                -----                  -----                ----

(1)  Included in other investments in the Company's Consolidated Balance Sheets.

(2) Included in other assets in the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

(3) Included in other liabilities in the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

(4) Excludes collateral associated with exchange-traded derivatives instruments.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                 GAIN (LOSS) RECOGNIZED IN OCI
                               ON DERIVATIVE (EFFECTIVE PORTION)
                            2013              2012              2011
--------------------------------------------------------------------------
Interest rate swaps          $(158)             $26              $245
Foreign currency swaps          12              (18)               (5)
                           -------            -----            ------
                    TOTAL    $(146)              $8              $240
                           -------            -----            ------

                                     NET REALIZED CAPITAL GAINS (LOSSES)
                                           RECOGNIZED IN INCOME ON
                                       DERIVATIVE (INEFFECTIVE PORTION)
                                2013                 2012                 2011
-------------------------  --------------------------------------------------------
Interest rate swaps              $(2)                $ --                  $(2)
Foreign currency swaps            --                   --                   --
                                ----                 ----                 ----
                    TOTAL        $(2)                $ --                  $(2)
                                ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                            GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                             INTO INCOME (EFFECTIVE PORTION)
                                                                                          2013         2012             2011
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                                  Net realized capital gains (losses)    $70          $85              $6
Interest rate swaps                                         Net investment income (loss)     57           97              77
Foreign currency swaps                               Net realized capital gains (losses)      4           (4)             (1)
                                                                                         ------       ------            ----
                                                                                  TOTAL    $131         $178             $82
                                                                                         ------       ------            ----

As of December 31, 2013, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $ 46. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows.

During the year ended December 31, 2013 , the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the year ended December 31, 2012 , the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $ 91 which primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual Life and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2. For the year ended December 31, 2011, the Company had no net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                               GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                       2013                                       2012
                                                                HEDGED                                      HEDGED
                                         DERIVATIVE              ITEM               DERIVATIVE               ITEM
---------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)         $27                  $(24)                  $(3)                 $(3)
Foreign currency swaps
 Net realized capital gains (losses)           1                    (1)                   (7)                   7
 Benefits, losses and loss adjustment
  expenses                                    (2)                    2                    (6)                   6
                                             ---                 -----                 -----                 ----
                                 TOTAL       $26                  $(23)                 $(16)                 $10
                                             ---                 -----                 -----                 ----

                                        GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                        2011
                                                                  HEDGED
                                          DERIVATIVE               ITEM
--------------------------------------  ------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(58)                 $54
Foreign currency swaps
 Net realized capital gains (losses)            (1)                   1
 Benefits, losses and loss adjustment
  expenses                                     (22)                  22
                                             -----                 ----
                                 TOTAL        $(81)                 $77
                                             -----                 ----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                            DECEMBER 31,
                                                 2013            2012           2011
------------------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors, and
  forwards                                           $(5)            $26          $20
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards                   4              10            1
 Japan 3Win foreign currency swaps (1)              (268)           (300)          31
 Japanese fixed annuity hedging instruments
  (2)                                               (207)           (178)         109
CREDIT CONTRACTS
 Credit derivatives that purchase credit
  protection                                         (20)            (19)          (8)
 Credit derivatives that assume credit risk           46             204         (141)
EQUITY CONTRACTS
 Equity index swaps and options                      (22)            (31)         (67)
VARIABLE ANNUITY HEDGE PROGRAM
 U.S. GMWB product derivatives                     1,306           1,430         (780)
 U.S. GMWB reinsurance contracts                    (192)           (280)         131
 U.S. GMWB hedging instruments                      (852)           (631)         252
 U.S. macro hedge program                           (234)           (340)        (216)
 International program hedging instruments          (963)         (1,145)         639
OTHER
 GMAB, GMWB, and GMIB reinsurance contracts        1,107           1,233         (326)
 Coinsurance and modified coinsurance
  reinsurance contracts                           (1,405)         (1,901)         375
                                               ---------       ---------       ------
                                    TOTAL (3)    $(1,705)        $(1,922)         $20
                                               ---------       ---------       ------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $250, $189 and $(100) for the years ended December 31, 2013, 2012 and 2011, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $324, $245 and $(129) for the years ended December 31, 2013, 2012, and 2011, respectively.

(3) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

For the year ended December 31, 2013 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japanese fixed annuity hedging instruments and the Japan 3Win foreign currency swaps was primarily due to a depreciation of the Japanese yen in relation to the U.S. dollar.

- The net loss on the U.S. macro hedge program was primarily due to an improvement in domestic equity markets, an increase in interest rates and a decline in equity volatility.

For the year ended December 31, 2012 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

- The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

For the year ended December 31, 2011 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

Refer to Note 12 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2013 and 2012.

                            AS OF DECEMBER 31, 2013

                                                             WEIGHTED
                                                             AVERAGE
                         NOTIONAL           FAIR             YEARS TO
                        AMOUNT (2)          VALUE            MATURITY
--------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade
  risk exposure             $735               $6             2 years
 Below investment
  grade risk
  exposure                    24               --              1 year
Basket credit
 default swaps (4)
 Investment grade
  risk exposure            1,912               25             3 years
 Below investment
  grade risk
  exposure                    87                8             5 years
 Investment grade
  risk exposure              235               (5)            3 years
 Below investment
  grade risk
  exposure                   115              (18)            3 years
Embedded credit
 derivatives
 Investment grade
  risk exposure              150              145             3 years
                          ------            -----            --------
          TOTAL (5)       $3,258             $161
                          ------            -----


                               UNDERLYING REFERENCEDVERAGE          OFFSETTING
                              CREDIT OBLIGATION(S) (1)EDIT           NOTIONAL         OFFSETTING
                            TYPE                    RATING          AMOUNT (3)      FAIR VALUE (3)
-------------------  ------------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade      Corporate Credit/
  risk exposure             Foreign Gov.                 A              $592              $(4)
 Below investment
  grade risk
  exposure              Corporate Credit               CCC                25               --
Basket credit
 default swaps (4)
 Investment grade
  risk exposure         Corporate Credit              BBB+               784              (10)
 Below investment
  grade risk
  exposure              Corporate Credit               BB-                --               --
 Investment grade
  risk exposure              CMBS Credit                 A               235                5
 Below investment
  grade risk
  exposure                   CMBS Credit                B-               115               18
Embedded credit
 derivatives
 Investment grade
  risk exposure         Corporate Credit              BBB+                --               --
                     -------------------            ------            ------             ----
          TOTAL (5)                                                   $1,751               $9
                                                                      ------             ----

                            AS OF DECEMBER 31, 2012

                                                                            UNDERLYING REFERENCED
                                                                           CREDIT OBLIGATION(S) (1)
                                                            WEIGHTED
                                                             AVERAGE
                         NOTIONAL           FAIR            YEARS TO
                        AMOUNT (2)          VALUE           MATURITY              TYPE
---------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade         $1,787               $8            3 years         Corporate Credit/
  risk exposure                                                                   Foreign Gov.
 Below investment            114               (1)            1 year          Corporate Credit
  grade risk
  exposure
Basket credit
 default swaps (4)
 Investment grade          2,074               11            2 years          Corporate Credit
  risk exposure
 Investment grade            237              (12)           4 years               CMBS Credit
  risk exposure
 Below investment            115              (27)           4 years               CMBS Credit
  grade risk
  exposure
Embedded credit
 derivatives
 Investment grade            325              296            4 years          Corporate Credit
  risk exposure
                          ------            -----            -------       -------------------
          TOTAL (5)       $4,652             $275
                          ------            -----

                     UNDERLYING REFERENCED
                   CREDIT OBLIGATION(S) (1)

                         AVERAGE          OFFSETTING
                          CREDIT           NOTIONAL         OFFSETTING
                          RATING          AMOUNT (3)      FAIR VALUE (3)
-------------------  ----------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade              A              $878             $(19)
  risk exposure
 Below investment             B+               114               (3)
  grade risk
  exposure
Basket credit
 default swaps (4)
 Investment grade           BBB+             1,326               (6)
  risk exposure
 Investment grade              A               238               12
  risk exposure
 Below investment             B+               115               27
  grade risk
  exposure
Embedded credit
 derivatives
 Investment grade           BBB-                --               --
  risk exposure
                          ------            ------             ----
          TOTAL (5)                         $2,671              $11
                                            ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses going forward.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.3 billion and $2.4 billion as of December 31, 2013 and 2012, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

(5) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

DERIVATIVE COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2013 and 2012, the Company pledged securities collateral associated with derivative instruments with a fair value of $865 and $370, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a fair value of $290 and $179, respectively, as of December 31, 2013 and 2012 which have been included in short-term investments on the Consolidated Balance Sheets.

As of December 31, 2013 and 2012, the Company accepted cash collateral associated with derivative instruments with a fair value of $171 and $607, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other liabilities. The Company also accepted securities collateral as of December 31, 2013 and 2012 of $121 and $490, respectively, of which the Company has the ability to sell or repledge $117 and $348, respectively. As of December 31, 2013 and 2012, the fair value of repledged securities totaled $39 and $0, respectively, and the Company did not sell any securities. In addition, as of December 31, 2013 and 2012, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

5.  REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers. The Company entered into two reinsurance transactions in connection with the sales of its Retirement Plans and Individual Life businesses in January 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions of Notes to the Consolidated Financial Statements.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $915, $302, and $252 for the years ended

December 31, 2013, 2012, and 2011, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

The Company also maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $71, $94, and $106 in December 31, 2013, 2012, and 2011, respectively. The Company ceded accident and health premiums to HLA of $152, $177, and $191, respectively.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). Under this transaction, the Company ceded $31, $58, and $61 in December 31, 2013, 2012, and 2011. For further information regarding the WRR reinsurance agreement, see Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., reinsured to the Company in-force and prospective MVA annuities sold from September 1, 2004 to June 1, 2009. As of December 31, 2013 and 2012, $1.5 billion and $2.1 billion, respectively, of the account value had been assumed by the Company.

REINSURANCE RECOVERABLES

Life insurance product reinsurance recoverables represent loss and loss adjustment expense recoverable from a number of reinsurers. The Company's reinsurance recoverables are summarized as follows:

                                                              DECEMBER, 31
--------------------------------------------------------------------------------
REINSURANCE RECOVERABLES                                  2013            2012
                                                        ---------       --------
Future policy benefits and unpaid loss and loss
 adjustment expenses:
 Sold businesses (MassMutual and Prudential)              $18,969           $ --
 Other reinsurers                                             825          2,893
                                                        ---------       --------
                          NET REINSURANCE RECOVERABLES    $19,794         $2,893
                                                        ---------       --------

As of December 31, 2013, the Company has reinsurance recoverables of $9.5 billion each from MassMutual and Prudential. These reinsurance recoverables are secured by invested assets held in trust for the benefit of the Company in the event of a default by the reinsurers. As of December 31, 2013, the fair value of assets held in trust securing the reinsurance recoverables from MassMutual and Prudential were $9.5 billion and $7.1 billion, respectively. As of December 31, 2013, the net reinsurance recoverables from Prudential represents approximately 29% of the Company's consolidated stockholders' equity. As of December 31, 2013, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company's consolidated stockholder's equity.

INSURANCE REVENUES

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                       2013           2012           2011
                                     --------       --------       --------
Gross fee income, earned premiums
 and other                             $3,502         $3,739         $4,147
Reinsurance assumed                        13              8             13
Reinsurance ceded                      (1,869)          (698)          (733)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $1,646         $3,049         $3,427
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:

                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                       2013                  2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                                            $ 3,072             $ 3,448                  $ 3,694
Deferred costs                                                               16                 329                      381
Amortization -- DAC                                                        (124)               (280)                    (290)
Amortization -- Unlock benefit (charge), pre-tax                           (104)                (44)                    (137)
Amortization -- DAC from discontinued operations                             --                 (35)                     (47)
Amortization -- DAC related to business dispositions (1),(2)             (2,229)                 --                       --
Adjustments to unrealized gains and losses on securities
 available-for-sale and other (3)                                            58                (346)                    (154)
Effect of currency translation                                               --                  --                        1
                                                                       --------            --------                 --------
                                               BALANCE, END OF PERIOD      $689              $3,072                   $3,448
                                                                       --------            --------                 --------

(1) Includes accelerated amortization of $352 and $2,374 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

(2) Includes previously unrealized gains on securities AFS of $148 and $349 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013.

(3) Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products.

As of December 31, 2013, estimated future net amortization expense of present value of future profits for the succeeding five years is $5, $4, $4, $3 and $3 in 2014, 2015, 2016, 2017 and 2018 respectively.

7. GOODWILL

The reporting units of the Company for which goodwill was allocated include Mutual Funds, Retirement Plans and Individual Life.

YEAR ENDED DECEMBER 31, 2013

During the first quarter of 2013, the Company completed the sale of its Retirement Plans business to Mass Mutual and its Individual Life business to Prudential. Accordingly, the carrying value of each reporting unit's goodwill of $87 and $163, respectively, was reduced and is included in reinsurance loss on disposition in the Company's Consolidated Statement of Operations. For further information on the disposition of the Retirement Plans and Individual Life businesses, see Note 2 --Business Dispositions of Notes to Consolidated Financial Statements.

YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter; however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 as of December 31, 2012.

YEAR ENDED DECEMBER 31, 2011

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                               UL SECONDARY
                                                GMDB            GUARANTEES
------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2013         $ 944               $ 363
Incurred                                          183                 294
Paid                                             (135)                 --
Unlock                                           (116)                  2
Impact of reinsurance transaction                  --               1,143
Currency translation adjustment                   (27)                 --
                                               ------            --------
LIABILITY BALANCE AS OF DECEMBER 31,
 2013                                            $849              $1,802
                                               ------            --------
REINSURANCE RECOVERABLE ASSET, AS OF
 JANUARY 1, 2013                                $ 608                $ 21
Incurred                                          104                 296
Paid                                              (98)                 --
Unlock                                            (81)                 --
Impact of reinsurance transaction                  --               1,485
                                               ------            --------
REINSURANCE RECOVERABLE ASSET, AS OF
 DECEMBER 31, 2013                               $533              $1,802
                                               ------            --------

                                                            UL SECONDARY
                                            GMDB             GUARANTEES
---------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2012    $ 1,158              $ 228
Incurred                                       228                113
Paid                                          (258)                --
Unlock                                        (181)                22
Currency translation adjustment                 (3)                --
                                          --------             ------
LIABILITY BALANCE AS OF DECEMBER 31,
 2012                                         $944               $363
                                          --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF
 JANUARY 1, 2012                             $ 724               $ 22
Incurred                                       121                 (1)
Paid                                          (121)                --
Unlock                                        (116)                --
                                          --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF
 DECEMBER 31, 2012                            $608                $21
                                          --------             ------

The following table presents details concerning GMDB and GMIB exposure as of December 31, 2013:

     INDIVIDUAL VARIABLE AND GROUP ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                  RETAINED
                                             ACCOUNT         NET AMOUNT          NET AMOUNT         WEIGHTED AVERAGE
                                              VALUE           AT RISK             AT RISK             ATTAINED AGE
                                           ("AV") (8)       ("NAR") (9)         ("RNAR") (9)          OF ANNUITANT
------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
 MAV only                                      $19,638          $2,914               $178                   69
 With 5% rollup (2)                              1,610             232                 16                   69
 With Earnings Protection Benefit Rider          4,862             629                 19                   67
  ("EPB") (3)
 With 5% rollup & EPB                              588             119                  5                   70
                                           -----------        --------             ------                  ---
 Total MAV                                      26,698           3,894                218
Asset Protection Benefit (APB) (4)              18,579             277                 55                   68
Lifetime Income Benefit (LIB) -- Death             773               9                  2                   66
 Benefit (5)
Reset (6) (5-7 years)                            3,286              74                 34                   69
Return of Premium (7) /Other                    12,476              71                 17                   67
                                           -----------        --------             ------                  ---
                      SUBTOTAL U.S. GMDB      $ 61,812         $ 4,325              $ 326                   68
 Less: General Account Value with U.S.           4,349
  GMBD
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES        57,463
                               WITH GMDB
    Separate Account Liabilities without        83,411
                               U.S. GMDB
                                           -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES      $140,874
                                           -----------
JAPAN GMDB (10),(11)                          $ 12,659           $ 167               $ --                   69
JAPAN GMIB (10),(11)                           $12,456            $102               $ --                   69
                                           -----------        --------             ------                  ---

(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The GRB related to the Japan GMIB was $11.7 billion as of December 31, 2013. The GRB related to the Japan GMAB and GMWB was $304 as of December 31, 2013. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2013, 100% of NAR is reinsured to an affiliate. See Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

For a description of the Company's guaranteed living benefits that are accounted for at fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                DECEMBER 31, 2013          DECEMBER 31, 2012
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities                     $52,858                    $58,208
 (including mutual funds)
Cash and cash equivalents               4,605                      6,940
                                    ---------                  ---------
                     TOTAL            $57,463                    $65,148
                                    ---------                  ---------

As of December 31, 2013 and December 31, 2012, approximately 17% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 83% and 84%, respectively, were invested in equity securities through these funds.

9.  SALES INDUCEMENTS

The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.

Changes in sales inducement activity are as follows:

                                          FOR THE YEARS ENDED DECEMBER 31,
                                           2013         2012         2011
-------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD               $ 118        $ 186        $ 197
Sales inducements deferred                    --            4            6
Amortization -- Unlock                        (3)         (59)          (4)
Amortization charged to income                (8)         (13)         (13)
Amortization related to business             (71)          --           --
 dispositions (1)
                                          ------       ------       ------
BALANCE, END OF PERIOD                       $36         $118         $186
                                          ------       ------       ------

(1) Includes $22 and $49, related to sale of the Company's Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

10.  DEBT

COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2014. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2013 and 2012, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2013, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2013 rates, either consumer price index plus 102 to 247 basis points, or indexed to the S&P 500, Dow Jones Industrials, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $14 in 2014, $32 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2013, 2012 and 2011, interest credited to holders of consumer notes was $6, $10 and $15, respectively.

11.  INCOME TAX

Income (loss) from continuing operations before income taxes for the years ended December 31, 2013, 2012 and 2011 included income (loss) from domestic operations of $561, $531 and $(137) , respectively. There was no income (loss) from foreign operations for the years ended December 31, 2013, 2012 and 2011.

Income tax expense (benefit) is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                          2013           2012          2011
----------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                     $(208)         $139         $(206)
                                          -------       -------       -------
Deferred -- U.S. Federal Excluding NOL        405           (94)           46
 Carryforward
 U.S. Net Operating Loss Carryforward        (148)           (9)         (163)
                                          -------       -------       -------
                          TOTAL DEFERRED      257          (103)         (117)
                                          -------       -------       -------
            INCOME TAX EXPENSE (BENEFIT)      $49           $36         $(323)
                                          -------       -------       -------

Deferred tax assets (liabilities) include the following as of December 31:

                                             AS OF DECEMBER 31,
                                            2013            2012
------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition          $163            $424
 costs
Investment-related items                      1,516           1,244
Insurance product derivatives                   742           1,092
NOL Carryover                                   377             225
Minimum tax credit                              327             355
Foreign tax credit carryover                     44              33
Capital loss carryover                           --               5
Other                                            71              65
                                          ---------       ---------
               TOTAL DEFERRED TAX ASSETS      3,240           3,443
 Valuation Allowance                             --             (53)
                                          ---------       ---------
                 NET DEFERRED TAX ASSETS      3,240           3,390
                                          ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy            (650)           (356)
 acquisition costs and reserves
Net unrealized gain on investments             (403)         (1,432)
Employee benefits                               (52)            (45)
Depreciable and amortizable assets              (25)             --
                                          ---------       ---------
          TOTAL DEFERRED TAX LIABILITIES     (1,130)         (1,833)
                                          ---------       ---------
                TOTAL DEFERRED TAX ASSET     $2,110          $1,557
                                          ---------       ---------

As of December 31, 2013 and 2012, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $0 and $221, which have no expiration. The Company had a current income tax recoverable of $80 as of December 31, 2013 and a current income tax payable of $192 as of December 31, 2012.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $18 and $0 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $0 relating mostly to U.S. net operating losses, as of December 31, 2013 and $53, relating mostly to foreign net operating losses, as of December 31, 2012. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 are expected to conclude in 2015, with no material impact on the consolidated financial condition or results of operations. In addition, in 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction
(DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                          FOR THE YEARS ENDED DECEMBER 31,
                                           2013         2012         2011
--------------------------------------------------------------------------------
Tax provision (benefit) at the U.S.
 federal statutory rate                     $196         $186          $(48)
Dividends-received deduction                (135)        (140)         (201)
Foreign related investments                   (7)          (9)          (15)
Valuation Allowance                           --           --           (56)
Other                                         (5)          (1)           (3)
                                          ------       ------       -------
 INCOME TAX EXPENSE (BENEFIT)                $49          $36         $(323)
                                          ------       ------       -------

12. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third- party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $2, $17 and $19 for the years ended December 31, 2013, 2012 and 2011, respectively. Future minimum lease commitments as of December 31, 2013 are immaterial.

UNFUNDED COMMITMENTS

As of December 31, 2013, the Company has outstanding commitments totaling $253, of which $223 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2013 and 2012, the liability balance was $21 and $42, respectively. As of December 31, 2013 and 2012, $27 and $27, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Company of New York (ELNY) insolvency.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2013, was $844. Of this $844 the legal entities have posted collateral of $945 in the normal course of business. In addition, the Company has posted collateral of $44 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2013, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require approximately an additional $5 to be posted as collateral. Based on derivative market values as of December 31, 2013, a downgrade of two levels below the current financial strength ratings by either Moody's or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

13.  TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2013 and 2012, the Company had $54 and $53 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2013, 2012, and 2011, the Company recorded earned premiums of $8, $28, and $12 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012 in connection with HLA's reorganization of its Mutual Funds business. The Company no longer has any significant continuing involvement in HLI's Mutual Funds business.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2013 and 2012, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., reinsured to the Company in-force and prospective MVA annuities sold from September 1, 2004 to June 1, 2009. As of December 31, 2013 and 2012, $1.5 billion and $2.1 billion, respectively, of the account value had been assumed by the Company.

HLAI assumed from HLIKK GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006 and GMIB riders issued on or after April 1, 2005. HLAI assumed certain in-force and prospective GMAB, GMIB and GMDB riders issued on or after February 5, 2007 by HLIKK. HLAI assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008 by HLIKK. HLAI assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK.

The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserve which is not reported at fair value. The liability for the assumed GMDB reinsurance was $0 and $22 and the net amount at risk for the assumed GMDB reinsurance was $0.2 billion and $2.7 billion at December 31, 2013 and 2012, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $0.5 billion and $1.8 billion at December 31, 2013 and 2012, respectively.

As of December 31, 2012, HLAI had a reinsurance agreement with Hartford Life Limited, ("HLL"), a wholly owned UK subsidiary of HLAI, that assumed 100% of the risks associated with GMDB and GMWB written by and in-force with HLL as of November 1, 2010. The liability for the assumed GMDB reinsurance was $4 and the net amount at risk for the assumed GMDB reinsurance was $42, as of December 31, 2012. On December 12, 2013, the Company completed the sale of HLIL in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company. For further information concerning this transaction, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

While the form of the agreements between HLAI and HLIKK for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $4 and $0 at December 31, 2013 and 2012, respectively.

REINSURANCE CEDED TO AFFILIATES

HLAI has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with WRR. HLAI cedes to WRR variable annuity contracts, associated riders, and payout annuities written by HLAI; annuity contracts and associated riders assumed by HLAI under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by HLAI from HLIKK; and, up until the sale of HLL on December 12, 2013, GMDB and GMWB riders assumed by HLAI from HLL.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

The impact of this transaction on the Company's Consolidated Statements of Operations is as follows:

                                       FOR THE YEARS ENDED DECEMBER 31,
                                      2013            2012           2011
--------------------------------------------------------------------------------
Earned premiums                          $(31)           $(58)         $(61)
Net realized gains (losses) (1)        (1,665)         (2,130)          483
                                    ---------       ---------       -------
                    TOTAL REVENUES     (1,696)         (2,188)          422
Benefits, losses and loss
 adjustment expenses                       (8)            (55)          (50)
Insurance operating costs and
 other expenses                        (1,158)         (1,442)          836
                                    ---------       ---------       -------
                    TOTAL EXPENSES     (1,166)         (1,497)          786
LOSS BEFORE INCOME TAXES                 (530)           (691)         (364)
Income tax benefit                       (185)           (242)         (127)
                                    ---------       ---------       -------
                          NET LOSS      $(345)          $(449)        $(237)
                                    ---------       ---------       -------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance recoverable, deposit liability and net reinsurance recoverable were $129, $638, $495, respectively, at December 31, 2013 and $1.3 billion, $527,
$900, respectively, at December 31, 2012.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The agreement was accounted for as a financing transaction in accordance with U.S. GAAP. Simultaneous with the sale of the Individual Life business to Prudential, HLAI recaptured the business assumed by Champlain Life. As a result, on January 2, 2013, HLAI was relieved of its funds withheld obligation to Champlain Life of $691; HLAI paid a recapture fee of $347 to Champlain Life; and, HLAI recognized a pre-tax gain of $344 ($224 after-tax). HLAI simultaneously ceded the recaptured reserves to Prudential and recognized the gain on recapture as part of the reinsurance loss on disposition.

14.  STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income (loss) and surplus was as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                         2013          2012          2011
--------------------------------------------------------------------------------
Combined statutory net income (loss)     $1,290          $927         $(669)
Statutory capital and surplus            $5,005        $5,016        $5,920
                                        -------       -------       -------

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss).

REGULATORY CAPITAL REQUIREMENTS

The Company's and its U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory capital and surplus, referred to collectively as capital, appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC ("Company Action Level"). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. In aggregate, the Company and its domestic life insurance subsidiaries maintain an RBC ratio for the group in excess of 400% of Company Action Level as of December 31, 2013 and 2012. The reporting of RBC ratios is not intended for the purpose of ranking any company or for use in connection with any marketing, advertising of promotional activities.

DIVIDEND RESTRICTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $1 billion in dividends in 2014 without prior approval from the applicable insurance commissioner. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $919 in 2014. However, because the Company's earned surplus is negative as of December 31, 2013, the Company will not be permitted to pay any dividends to its parent in 2014 without prior approval from the Connecticut Insurance Commissioner until such time as earned surplus becomes positive. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

15. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.

Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(1), $(3) and $45 for the years ended December 31, 2013, 2012 and 2011, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Hartford's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6.0% of eligible compensation contributed by the employee each pay period. The Hartford also maintains a non-qualified savings plan, The Hartford Excess Savings Plan, with the same level of contributions, with respect to employee compensation in excess of the limit that can be recognized under the tax-qualified Investment and Savings Plan. Eligible compensation includes overtime and bonuses but is limited to a total, for the Investment and Savings Plan and Excess Savings Plan combined, of $1 annually.

Prior to January 1, 2013, the contributions were matched, up to 3.0% of base salary. In 2012, employees who had earnings of less than $110 thousand also received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110 thousand received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $7, $10 and $9 for the years ended December 31, 2013, 2012 and 2011, respectively.

16. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $11, $32 and $14 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $4, $11 and $5 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company did not capitalize the cost of stock-based compensation.

17. DISCONTINUED OPERATIONS

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company. For further information regarding the sale of HLIL, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

The Company does not expect these transactions to have a material impact on the Company's future earnings. The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to HLIL and the Company's Mutual Funds business, are as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                            2013         2012         2011
--------------------------------------------------------------------------------
REVENUES
Earned Premiums                              $(23)        $ --         $ --
Fee income and other                           14          563          609
Net investment income (loss)
 Securities available-for-sale and other       (3)          10            8
 Equity securities, trading                   139          201          (14)
                                           ------       ------       ------
Total net investment income (loss)            136          211           (6)
Net realized capital gains (losses)           (14)          68           78
                                           ------       ------       ------
 TOTAL REVENUES                               113          842          681
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and loss adjustment
 expenses                                       2           --           (1)
Benefits, losses and loss adjustment
 expenses -- returns credited on
 international variable annuity               139          201          (14)
Amortization of DAC                            --           35           47
Insurance operating costs and other
 expenses                                     (33)         410          541
Goodwill impairment                            --          149           --
                                           ------       ------       ------
 TOTAL BENEFITS, LOSSES AND EXPENSES          108          795          573
 INCOME (LOSS) BEFORE INCOME TAXES              5           47          108
Income tax expense (benefit)                   (5)         (14)          50
                                           ------       ------       ------
 INCOME (LOSS) FROM OPERATIONS OF
  DISCONTINUED OPERATIONS, NET OF TAX          10           61           58
Net realized capital losses on disposal,
 net of tax                                   (51)          --           --
                                           ------       ------       ------
 INCOME (LOSS) FROM DISCONTINUED
  OPERATIONS, NET OF TAX                     $(41)         $61          $58
                                           ------       ------       ------

18. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, the Company implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Company intends to substantially complete the related restructuring activities over the next 24 months. For further discussion of the Company's strategic business realignment and related business disposition transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2013. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2013, and asset impairment charges, if any, will be expensed as appropriate.

In 2013, The Hartford initiated a plan to consolidate its real estate operations in Connecticut, including the intention to exit certain facilities and relocate employees. The consolidation of real estate in Connecticut is consistent with The Hartford's strategic business realignment and follows the completion of sales of the Retirement Plans and Individual Life businesses. Asset related charges will be incurred over the remaining estimated useful life of facilities, and relocation and other maintenance charges will be recognized as incurred.

Restructuring and other costs are expected to approximate $147, pre-tax. As the Company executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                     2013                      2012
-------------------------------------------------------------------------------------
Severance benefits and related costs                         $7                  $93
Professional fees                                            15                   23
Asset impairment charges                                      5                    4
                                                           ----               ------
              TOTAL RESTRUCTURING AND OTHER COSTS           $27                 $120
                                                           ----               ------

There were no restructuring and other costs incurred by the Company in 2011.

Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

                                                               FOR THE YEAR ENDED DECEMBER 31, 2013
                                   SEVERANCE
                                 BENEFITS AND             PROFESSIONAL             ASSET IMPAIRMENT            TOTAL RESTRUCTURING
                                 RELATED COSTS                FEES                     CHARGES                   AND OTHER COSTS
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD           $31                     $ --                      $ --                           $31
Accruals/provisions                      7                       15                         5                            27
Payments/write-offs                    (37)                     (15)                       (5)                          (57)
                                     -----                    -----                      ----                         -----
BALANCE, END OF PERIOD                  $1                     $ --                      $ --                            $1
                                     -----                    -----                      ----                         -----

                                                               FOR THE YEAR ENDED DECEMBER 31, 2012
                                   SEVERANCE
                                 BENEFITS AND             PROFESSIONAL             ASSET IMPAIRMENT            TOTAL RESTRUCTURING
                                 RELATED COSTS                FEES                     CHARGES                   AND OTHER COSTS
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD          $ --                     $ --                      $ --                          $ --
Accruals/provisions                     93                       23                         4                           120
Payments/write-offs                    (62)                     (23)                       (4)                          (89)
                                     -----                    -----                      ----                         -----
BALANCE, END OF PERIOD                 $31                     $ --                      $ --                           $31
                                     -----                    -----                      ----                         -----

19. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME

Changes in AOCI, net of tax and DAC, by component consist of the following:

For the year ended December 31, 2013

                                                                        NET GAIN (LOSS)          FOREIGN
                                                   NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                      GAIN ON               HEDGING            TRANSLATION
                                                     SECURITIES           INSTRUMENTS          ADJUSTMENTS         TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                       $1,752                 $258                $(23)              $1,987
 OCI before reclassifications                             (352)                 (94)                 23                 (423)
 Amounts reclassified from AOCI                           (905)                 (85)                 --                 (990)
                                                      --------               ------               -----             --------
Net OCI                                                 (1,257)                (179)                 23               (1,413)
                                                      --------               ------               -----             --------
                                ENDING BALANCE            $495                  $79                $ --                 $574
                                                      --------               ------               -----             --------

For the year ended December 31, 2012

                                                                        NET GAIN (LOSS)          FOREIGN
                                                   NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                      GAIN ON               HEDGING            TRANSLATION
                                                     SECURITIES           INSTRUMENTS          ADJUSTMENTS         TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                         $632                 $368                $(47)                 953
 OCI before reclassifications                            1,084                    6                  24                1,114
 Amounts reclassified from AOCI                             36                 (116)                 --                  (80)
                                                      --------               ------               -----             --------
Net OCI                                                  1,120                 (110)                 24                1,034
                                                      --------               ------               -----             --------
                                ENDING BALANCE          $1,752                 $258                $(23)              $1,987
                                                      --------               ------               -----             --------

For the year ended December 31, 2011

                                                                         NET GAIN (LOSS)          FOREIGN
                                                    NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                        GAIN ON              HEDGING            TRANSLATION
                                                      SECURITIES           INSTRUMENTS          ADJUSTMENTS        TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                         $(542)                $265                $(45)               (322)
 OCI before reclassifications                             1,223                  156                  (2)              1,377
 Amounts reclassified from AOCI                             (49)                 (53)                 --                (102)
                                                        -------               ------               -----             -------
Net OCI                                                   1,174                  103                  (2)              1,275
                                                        -------               ------               -----             -------
                                  ENDING BALANCE           $632                 $368                $(47)               $953
                                                        -------               ------               -----             -------

Reclassifications from AOCI consist of the following:

                                                    AMOUNT RECLASSIFIED FROM AOCI                          AFFECTED LINE ITEM IN
                                  FOR THE YEAR               FOR THE YEAR               FOR THE YEAR                THE
                                     ENDED                      ENDED                      ENDED               CONSOLIDATED
                                  DECEMBER 31,               DECEMBER 31,               DECEMBER 31,           STATEMENT OF
            AOCI                      2013                       2012                       2011                OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
NET UNREALIZED GAIN ON
 SECURITIES
Available-for-sale                                                                                           Net realized capital)
 securities (1)                       $1,392                      $(55)                       $75                   gains (losses
                                    --------                    ------                     ------         -----------------------
                                       1,392                       (55)                        75         TOTAL BEFORE TAX
                                         487                       (19)                        26         Income tax expense
                                    --------                    ------                     ------         -----------------------
                                        $905                      $(36)                       $49         NET INCOME
                                    --------                    ------                     ------         -----------------------
NET GAINS ON CASH-FLOW
 HEDGING INSTRUMENTS
                                                                                                             Net realized capital)
Interest rate swaps (2)                  $70                       $85                         $6                   gains (losses
Interest rate swaps                       57                        97                         77         Net investment income
                                                                                                             Net realized capital)
Foreign currency swaps                     4                        (4)                        (1)                  gains (losses
                                    --------                    ------                     ------         -----------------------
                                         131                       178                         82         TOTAL BEFORE TAX
                                          46                        62                         29         Income tax expense
                                    --------                    ------                     ------         -----------------------
                                         $85                      $116                        $53         NET INCOME
                                    --------                    ------                     ------         -----------------------
  TOTAL AMOUNTS RECLASSIFIED
                   FROM AOCI            $990                       $80                       $102         NET INCOME
                                    --------                    ------                     ------         -----------------------

(1) Includes $1.5 billion of net unrealized gains on securities relating to the sales of the Retirement Plans and Individual Life businesses.

(2) Includes $71 of net gains on cash flow hedging instruments relating to the sales of the Retirement Plans and Individual Life businesses.

20.  SUBSEQUENT EVENTS

Effective April 1, 2014, HLAI terminated its reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. As a result, the Company will reclassify $310 in aggregate reserves for annuity contracts from funds withheld within Other liabilities to Other policyholder funds and benefits payable. The Company expects to recognize a gain of approximately $215 resulting from the termination of derivatives associated with the reinsurance transaction. In addition, the Company expects to receive a capital contribution of approximately $1 billion from The Hartford in support of this transaction as the economics related to HLAI's business are no longer reinsured to WRR. This capital contribution will be funded by WRR paying off the $655 surplus note and returning approximately $345 in capital to The Hartford.

Effective March 3, 2014 The Hartford made HLA the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to Hartford Life, Inc.

21.  QUARTERLY RESULTS (UNAUDITED)

                                                                     THREE MONTHS ENDED
                                  MARCH 31,                  JUNE 30,               SEPTEMBER 30,              DECEMBER 31,
                              2013         2012         2013         2012         2013         2012         2013         2012
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                $2,267         $198         $229       $2,110         $804       $1,170         $335         $626
Total benefits, losses and
 expenses                      1,754          (60)         271        2,014          550          948          519          671
Income (loss) from
 continuing operations, net
 of tax                          367          202           11           93          202          173          (68)          27
Income (loss) from
 discontinued operations,
 net of tax                       19           86          (46)          (6)          (1)          30          (13)         (49)
Net income (loss)                386          288          (35)          87          201          203          (81)         (22)
Less: Net income (loss)
 attributable to the
 noncontrolling interest           6           (1)          --           --           --           --           --            3
Net income (loss)
 attributable to Hartford
 Life Insurance Company         $380         $289         $(35)         $87         $201         $203         $(81)        $(25)

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)      (1)  Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate Account.(1)
         (2)  Not applicable.
         (3)  (a) Amended and Restated Principal Underwriter Agreement.(2)
         (3)  (b) Form of Dealer Agreement.(3)
         (4)  (a) Form of Individual Flexible Premium Variable Annuity
              Contract.(4)
         (4)  (b) Enhanced Death Benefit Rider(5)
         (4)  (c) Premium Protection Death Benefit Rider(5)
         (4)  (d) Asset Protection Death Benefit Rider(5)
         (4)  (e) Principal First(5)
         (4)  (f) Principal First Preferred(5)
         (4)  (g) Unified Benefit Rider(5)
         (4)  (h) Lifetime Income Foundation Rider (Single)(5)
         (4)  (i) Lifetime Income Foundation Rider (Joint Life / Single)(5)
         (4)  (j) Lifetime Income Builder II Rider (Single)(5)
         (4)  (k) Lifetime Income Builder II Rider (Joint Life / Spousal)(5)
         (4)  (l) The Hartford's Lifetime Income Builder Selects Rider
              (Single)(5)
         (4) (m) The Hartford's Lifetime Income Builder Selects Rider (Joint Life / Spousal)(5)
         (4) (n) The Hartford's Lifetime Income Builder Portfolios Rider (Single)(5)
         (4) (o) The Hartford's Lifetime Income Builder Portfolios Rider (Joint Life / Spousal)(5)
         (4) (p) Amendatory Rider -- Voluntary Program to Surrender Contract and In Force Riders And Receive Enhanced Surrender Value(7)
         (5)  Form of Application.(4)
         (6)  (a) Certificates of Incorporation of Hartford.(2)
         (6)  (b) Amended and Restated By-Laws of the Hartford.(8)
         (7)  Reinsurance Agreements and Amendments
              (a) ACE Tempest Life Reinsurance Ltd.(5)
              (b) Swiss Re Life & Health America, Inc. (HL)(5)
              (c) Swiss Re Life & Health America, Inc. (HLA)(5)
         (8)  Fund Participation Agreements and Amendments
              (a) AIM Variable Insurance Funds(5)
              (b) AllianceBernstein Variable Products Series Fund, Inc.(5)
              (c) Fidelity Variable Insurance Products Funds(5)
              (d) Hartford HLS Series Fund II, Inc.(5)
                  Hartford Series Fund, Inc.(5)
              (e) Lord Abbett Series Fund, Inc.(5)
              (f) Oppenheimer Variable Account Funds(5)
              (g) Putnam Variable Trust(5)
              (h) The Universal Institutional Funds, Inc.(5)
              (i) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(6)
              (j) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(6)
              (k) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(6)
              (l) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
              (m) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.
              (6)
         (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
        (10)  Consent of Deloitte & Touche LLP.

(11)                 No financial Statements are omitted.
(12)                 Not applicable.
(99)                 Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-80738, filed on April 26, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-73570, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(5) Incorporated by reference to Post Effective Amendment No. 18, to the Registration Statement File No. 333-119414, filed on April 23, 2012.

(6) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

(7) Incorporated by reference to Post-effective Amendment No. 20 to the Registration Statement on Form N-4, filed on December 28, 2012.

(8) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Eric Brandt (1)                     Senior Vice President
Kathleen M. Bromage (1)             Senior Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman (1)              Senior Vice President
Robert A. Cornell                   Actuary, Vice President
Richard C. Costello                 Assistant General Counsel, Senior Vice President
Rochelle S. Cummings                Vice President
George Eknaian                      Chief Actuary Senior Vice President
Tamara L. Fagely (2)                Vice President
Csabor Gabor                        Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Penelope A. Hrib (3)                Actuary, Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (4)              Vice President
Vernon Meyer                        Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Lisa Proch                          Vice President
David C. Robinson (1)               Senior Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Robert R. Siracusa                  Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(4)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective amendment No. 20 to the Registration Statement File No. 333-148564 filed on February 19, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2014, there were 1,998 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                                POSITIONS AND OFFICES
NAME                                                              WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Diana Benken                         Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)            AML Compliance Officer and Chief Compliance Officer
Christopher J. Dagnault (2)          President, Chief Executive Officer
Aidan Kidney                         Senior Vice President
Kathleen E. Jorens (3)               Vice President, Assistant Treasurer
Robert W. Paiano (3)                 Senior Vice President, Treasurer
Cathleen Shine                       Secretary
Diane E. Tatelman                    Vice President
Jane Wolak                           Chairman of the Board, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on April 25, 2014.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    /s/ Beth A. Bombara*                 *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth A. Bombara,                            Lisa Proch
       Chairman of the Board, Chief                Attorney-in-Fact
       Executive Officer, President

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    /s/ Beth A. Bombara*
       -----------------------------------
       Beth A. Bombara,
       Chairman of the Board, Chief
       Executive Officer, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*               *By:     /s/ Lisa Proch
                                                                        -------------------------
Robert W. Paiano, Senior Vice President, Treasurer,                     Lisa Proch
 Director* Attorney-in-Fact                                             Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President, Chief              Date:    April 25, 2014
 Accounting Officer, Chief Financial Officer

333-119414

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Lisa Proch, Assistant Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Power of Attorney.